THE DIRECTOR M

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This Contract is closed to new investors. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  AllianceBernstein Variable Products Series Fund, Inc.

X  Fidelity Variable Insurance Funds

X  Hartford HLS Series Fund II, Inc.

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.

X  Oppenheimer Variable Accounts Funds

X  Putnam Variable Trust

X  The Universal Institutional Funds, Inc.

X  Van Kampen Life Investment Trust

Please see Appendix A for additional information.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX advantage from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY             [NOT] FDIC
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE              [NOT] BANK

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PROSPECTUS DATED: MAY 1, 2009

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2009

2

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TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        19
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      75
APPENDIX I - EXAMPLES                                                    APP I-1
APPENDIX II - ACCUMULATION UNIT VALUES                                  APP II-1
APPENDIX A - PRODUCT COMPARISON INFORMATION                              APP A-1
APPENDIX B - THE HARTFORD'S LIFETIME INCOME BUILDER                      APP B-1
APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE      APP C-1
 HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS


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                                                                           3

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X  Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))

B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)

[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.

[Thumbs up]   Choose an optional feature right for you. Options include:

           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
                                         with periodic step-up rights
The Hartford's Principal First           Guaranteed Minimum Withdrawal Benefit
Preferred*
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects**                                Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
II**                                     Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Foundation**                             Benefit

*   Closed to new investors.

**  No longer available for sale.

For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 7.

Not every variation of this variable annuity may be available from your Financial Intermediary.

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4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II & A)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.


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                                                                           5

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               7%
  Third Year                                                                                                7%
  Fourth Year                                                                                               6%
  Fifth Year                                                                                                5%
  Sixth Year                                                                                                4%
  Seventh Year                                                                                              3%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      0.95%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.15%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.20%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation Charge (5)                                                   0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%
The Hartford's Lifetime Income Builder Selects (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%
The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
  Single Life Option Charge                                                                              1.50%
  Joint/Spousal Life Option Charge                                                                       1.50%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

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6

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(2)  Current rider charges are: The Hartford's Lifetime Income Builder - 0.75%;
     The Hartford's Lifetime Income Builder II - 0.75%; The Hartford's Principal First - 0.75%: Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 0.85% and 1.15%, respectively).

(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."

(5)  You may not own more than one of these optional riders at the same time.

The next item shows the minimum and maximum Total Annual Fund Operating Expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.32%              1.69%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)


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                                                                           7

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1) If you Surrender your variable annuity at the end of the applicable time period:

1 year                                                                    $1,091
3 years                                                                   $1,966
5 years                                                                   $2,658
10 years                                                                  $4,412

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $322
3 years                                                                   $1,185
5 years                                                                   $2,060
10 years                                                                  $4,301

(3)  If you do not Surrender your variable annuity:

1 year                                                                      $428
3 years                                                                   $1,293
5 years                                                                   $2,169
10 years                                                                  $4,412

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.


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3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

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                                                                           9

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-   Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.

As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2008, and are not expected to exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of

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the average daily net assets (for instance, in 2008, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed approximately $145.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any

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optional charge deductions, and do not include deduction for CDSC or the Annual
Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

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The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from when you leave your Premium with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may

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directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

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We have no discretionary authority or control over your investment decisions.
These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

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-   If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

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-   Additional considerations apply for qualified Contracts with respect to
    Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

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We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

18

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HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS -- Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

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We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

20

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PREMIUM TAXES

We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

SALES CHARGES

We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

Please see "Synopsis" for a description of charges and fees.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we

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would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.


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22

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WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO
DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

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LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a

24

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combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement
Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

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For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

26

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Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity

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Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

28

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C. Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D. Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.

    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

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    If you elect MAV Plus, the Death Benefit will be the greater of the Premium
    Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

30

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.

WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at

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any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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If your Contract Value is reduced to zero due to receiving annual Benefit
Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.


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-   The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

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The Relevant Covered Life will be one factor used to establish your Withdrawal
Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it

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  will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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                                                                          37

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

38

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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                                                                          39

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

40

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CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

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  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

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42

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a

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                                                                          43

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       dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.

See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

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    C.  For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or


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    B.  If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


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JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

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See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

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48

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These options may not be available if the Contract is issued to qualify under
Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. If there is a Covered Life change, we may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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-   Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

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50

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WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  The Contract Value immediately following the partial Surrender; or

       (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.

If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.


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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

- We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

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8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: Individual Markets Group, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

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CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

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NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation or The Hartford's Lifetime Income Builder II.

PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).

- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.

  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.

- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

- ILLINOIS -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation.

- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.

-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.

- NEW JERSEY -- The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.

- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.

-   OKLAHOMA -- The only AIRs available are 3% and 5%.

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-   OREGON -- We will accept subsequent Premium Payments during the first three
    Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

- PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.

- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts.


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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the

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Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2008. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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
ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2008, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Allen & Company, AMTrust Investment Svcs Inc., Associated Securities, Banc of America Investment Services Inc., Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Waterstone Financial Group, Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2008, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds

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Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing
Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2008, Additional Payments did not in the aggregate exceed approximately $55.8 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $7.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

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C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

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iv.  The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

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       7.   Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers

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to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts

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without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the
Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.


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The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may

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make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.


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3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount

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($16,500 for 2009). The Plan may provide for additional "catch-up"
contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

The RMD rules generally do not apply for the 2009 tax year. However, individuals who deferred 2008 RMDs until April 1, 2009, must still take an RMD by that date. Please consult with a qualified tax advisor or your Qualified Plan Administrator to determine how this change may affect you.

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

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7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a

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"direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

-------------------------------------------------------------------------------

APPENDIX I -- EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-32

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

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EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

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THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER

FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $105,000 x .0075 = $787.50, this amount is deducted from the Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $99,000 x .0075 = $742.50, this amount is deducted from the Contract Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

                                                               APP I-9

-------------------------------------------------------------------------------

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $119,000 x .0075 = $892.50, this amount is deducted from the Contract Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

       - $200,000 x .0075 = $1500, this amount is deducted from the Contract Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME FOUNDATION

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

         - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

-------------------------------------------------------------------------------

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

         - $99,000 x 0.75% = $742.50, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

         -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $892.50                                   $1,207.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 21

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)

New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------

EXAMPLE 22

Assume the following Contract values:

Contract Value = $3,000

Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)

New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                     $1,380.50
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP I-32

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                           No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

                                                                    APP I-33

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-34

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

HARTFORD LIFE INSURANCE COMPANY

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.496          $12.009          $10.679           $9.745
  Accumulation Unit Value at end of
   period                                     $8.622          $12.496          $12.009          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,135            1,339              513               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                     $8.361          $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               74               59               46
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.090          $13.608          $11.998          $10.000
  Accumulation Unit Value at end of
   period                                     $7.201          $15.090          $13.608          $11.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               60               37                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.772          $13.428          $11.934          $10.000
  Accumulation Unit Value at end of
   period                                     $6.993          $14.772          $13.428          $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                9                2                3
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530          $10.372                -                -
  Accumulation Unit Value at end of
   period                                     $5.312          $10.530                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184                9                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.506          $10.360                -                -
  Accumulation Unit Value at end of
   period                                     $5.258          $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $14.800          $11.080           $9.323
  Accumulation Unit Value at end of
   period                                     $7.134          $15.448          $14.800          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,375            3,492            2,034              460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.101          $14.584          $11.006           $9.310
  Accumulation Unit Value at end of
   period                                     $6.918          $15.101          $14.584          $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    281              234              208               86
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $11.951          $10.586           $9.420
  Accumulation Unit Value at end of
   period                                     $7.619          $11.995          $11.951          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              474              245               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.726          $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                     $7.388          $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               65               47               27

APP II-2

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.711          $12.361          $10.332           $9.634
  Accumulation Unit Value at end of
   period                                     $6.829          $11.711          $12.361          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,377            1,839            1,007              257
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.448          $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                     $6.622          $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    126              112               94               47
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.517          $11.363           $9.570
  Accumulation Unit Value at end of
   period                                     $8.223          $14.515          $12.517          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,193           11,869            6,355              966
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                     $7.974          $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    691              743              592              270
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.648                -                -
  Accumulation Unit Value at end of
   period                                     $5.543           $9.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.539           $9.637                -                -
  Accumulation Unit Value at end of
   period                                     $5.487           $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.365          $12.351          $10.417           $9.551
  Accumulation Unit Value at end of
   period                                     $6.990          $12.365          $12.351          $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,352            1,927            1,156              304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                     $6.779          $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              169              134               79
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.071          $11.238          $10.667           $9.560
  Accumulation Unit Value at end of
   period                                     $7.329          $14.071          $11.238          $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    793              777              512              111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.755          $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                     $7.108          $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               72               53               21
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.212          $12.465          $11.218           $9.325
  Accumulation Unit Value at end of
   period                                     $8.485          $14.212          $12.465          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,413            2,360            1,513              331
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.893          $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                     $8.228          $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              319              294              139

                                                                    APP II-3

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.480          $11.973          $10.440           $8.960
  Accumulation Unit Value at end of
   period                                     $6.010          $12.480          $11.973          $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    197              255              100               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.200          $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                     $5.828          $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               14               11                2
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.193           $1.090           $1.007
  Accumulation Unit Value at end of
   period                                     $0.850           $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,626            7,734            5,013            2,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.271           $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                     $3.534           $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    229              338              351              201
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.521                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.394                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    184                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.514                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.380                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.256           $1.172           $1.055           $0.967
  Accumulation Unit Value at end of
   period                                     $0.779           $1.256           $1.172           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62,692           69,599           46,298           10,141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                     $0.897           $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,329            3,672            3,456            1,506
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.633           $1.373           $1.274
  Accumulation Unit Value at end of
   period                                     $1.168           $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,751           76,301           37,194            5,920
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.992           $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                     $2.645           $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,460            1,389              885              416
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.521           $1.438           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.071           $1.521           $1.438           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,141            3,181            1,340              306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.471           $1.402           $1.184           $1.141
  Accumulation Unit Value at end of
   period                                     $1.027           $1.471           $1.402           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    323              282              234              119

APP II-4

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.172           $1.081           $0.954
  Accumulation Unit Value at end of
   period                                     $0.775           $1.334           $1.172           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              515              233               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.125           $1.046           $0.928
  Accumulation Unit Value at end of
   period                                     $0.732           $1.270           $1.125           $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               30                -               15
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.478           $1.282           $1.192           $1.104
  Accumulation Unit Value at end of
   period                                     $0.986           $1.478           $1.282           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,284              809              518               74
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.237           $1.956           $1.833           $1.707
  Accumulation Unit Value at end of
   period                                     $1.480           $2.237           $1.956           $1.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               57               30                8
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.174                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.472                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.132                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.746           $1.412           $1.252           $1.106
  Accumulation Unit Value at end of
   period                                     $0.820           $1.746           $1.412           $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,017            1,536              800              223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.492           $2.032           $1.815           $1.613
  Accumulation Unit Value at end of
   period                                     $1.162           $2.492           $2.032           $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              101               80               45
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.549           $1.342           $1.298           $1.150
  Accumulation Unit Value at end of
   period                                     $0.892           $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,970            2,619            1,928              503
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                     $0.846           $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141              145              351              373
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.067           $1.612           $1.456           $1.164
  Accumulation Unit Value at end of
   period                                     $1.110           $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,438            8,003            4,573              888
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.977           $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                     $1.053           $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,541            1,753            1,368              626

                                                                    APP II-5

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.390           $1.368           $1.245           $1.192
  Accumulation Unit Value at end of
   period                                     $1.028           $1.390           $1.368           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,072            6,578            3,048              636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                     $1.012           $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              353              309              145
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.111           $0.974           $0.904
  Accumulation Unit Value at end of
   period                                     $0.719           $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,902            2,750            1,382              306
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.355           $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                     $3.303           $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               93               85               81
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.658           $1.352           $1.174
  Accumulation Unit Value at end of
   period                                     $0.868           $2.031           $1.658           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,526            5,943            3,090              960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.934           $1.592           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $0.820           $1.934           $1.592           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              465              283              135
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.733           $1.375           $1.118           $0.956
  Accumulation Unit Value at end of
   period                                     $0.989           $1.733           $1.375           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,268           16,369           10,931            2,537
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.095           $2.477           $2.029           $1.744
  Accumulation Unit Value at end of
   period                                     $1.753           $3.095           $2.477           $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    595              538              549              247
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.484           $2.305           $1.803           $1.525
  Accumulation Unit Value at end of
   period                                     $1.414           $2.484           $2.305           $1.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,943            2,186              990              388
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.365           $2.213           $1.745           $1.484
  Accumulation Unit Value at end of
   period                                     $1.335           $2.365           $2.213           $1.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              349              238              135
HARTFORD LARGECAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.817           $9.532                -                -
  Accumulation Unit Value at end of
   period                                     $5.535           $9.817                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               10                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.795           $9.521                -                -
  Accumulation Unit Value at end of
   period                                     $5.479           $9.795                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -

APP II-6

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.798           $9.516                -                -
  Accumulation Unit Value at end of
   period                                     $5.148           $9.798                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.505                -                -
  Accumulation Unit Value at end of
   period                                     $5.095           $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                     $1.197           $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62,131           17,091            9,397            1,575
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.975           $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                     $1.978           $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,285              930              406              133
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.575           $1.538                -
  Accumulation Unit Value at end of
   period                                     $1.044           $1.779           $1.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,166            3,799              398                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.775           $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                     $1.616           $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              101               28                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.391           $1.433           $1.357           $1.155
  Accumulation Unit Value at end of
   period                                     $0.860           $1.391           $1.433           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            3,865            3,006            1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                     $0.816           $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              619              565              314
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.330                -                -
  Accumulation Unit Value at end of
   period                                     $6.369           $9.120                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.100           $9.320                -                -
  Accumulation Unit Value at end of
   period                                     $6.304           $9.100                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.126           $1.075           $0.949           $0.846
  Accumulation Unit Value at end of
   period                                     $0.633           $1.126           $1.075           $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,267            5,153            4,521            1,348
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.721           $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                     $3.748           $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              236              201              115

                                                                    APP II-7

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.564           $1.512           $1.459           $1.449
  Accumulation Unit Value at end of
   period                                     $1.428           $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 99,069           95,170           51,367           11,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.208           $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                     $2.906           $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,187            2,504            1,973            1,146
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.164           $1.129           $1.098           $1.095
  Accumulation Unit Value at end of
   period                                     $1.144           $1.164           $1.129           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48,733           48,217           24,211            4,626
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                     $1.085           $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,508            2,621            2,033              891
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.371           $1.138           $1.056
  Accumulation Unit Value at end of
   period                                     $0.963           $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,935            6,940            1,315              174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                     $0.910           $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    433              314              287              176
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.535           $1.657           $1.408           $1.253
  Accumulation Unit Value at end of
   period                                     $0.894           $1.535           $1.657           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,572            3,539            1,362              410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.597           $1.368           $1.225
  Accumulation Unit Value at end of
   period                                     $0.848           $1.468           $1.597           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    397              537              293              238
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.647          $11.987          $10.577           $9.516
  Accumulation Unit Value at end of
   period                                     $8.918          $12.647          $11.987          $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    366              282              179               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.363          $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                     $8.648          $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               27               18               10
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.837          $11.607          $10.249           $9.649
  Accumulation Unit Value at end of
   period                                     $8.637          $11.837          $11.607          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              149               63               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.571          $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                     $8.376          $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                7                6                5

APP II-8

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.327          $10.790           $9.984           $9.568
  Accumulation Unit Value at end of
   period                                     $9.234          $11.327          $10.790           $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,101              902              373               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.073          $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                     $8.955          $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              113               42               18
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.868          $10.237           $9.590
  Accumulation Unit Value at end of
   period                                     $7.627          $12.136          $11.868          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,943            5,506            2,559              237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.863          $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                     $7.397          $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              183              135               20
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $11.847          $10.613          $10.000
  Accumulation Unit Value at end of
   period                                     $8.805          $12.962          $11.847          $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              143               70               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.688          $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                     $8.550          $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               19                5                3
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.665          $11.252          $10.570           $9.704
  Accumulation Unit Value at end of
   period                                     $6.803          $12.665          $11.252          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,094            1,429              750              169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.380          $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                     $6.597          $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               83               54               25
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.978          $13.329          $11.488           $9.615
  Accumulation Unit Value at end of
   period                                     $8.245          $13.978          $13.329          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,365            6,880            3,219              319
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.664          $13.135          $11.412           $9.601
  Accumulation Unit Value at end of
   period                                     $7.996          $13.664          $13.135          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    291              308              212               74
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.854          $10.449           $9.600
  Accumulation Unit Value at end of
   period                                     $7.405          $12.205          $11.854          $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    251              252              157               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.931          $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                     $7.181          $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16               12                8

                                                                    APP II-9

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.082          $12.394          $10.935           $9.307
  Accumulation Unit Value at end of
   period                                     $7.405          $12.082          $12.394          $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,342            2,202            1,196              197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.811          $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                     $7.181          $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121              127              109               38
OPPENHEIMER MIDCAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.804          $11.260          $11.091           $9.491
  Accumulation Unit Value at end of
   period                                     $5.926          $11.804          $11.260          $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               70               50                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.539          $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                     $5.747          $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               11               28               25
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.556          $18.026          $17.155          $16.833
  Accumulation Unit Value at end of
   period                                    $12.691          $18.556          $18.026          $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    949              982              434               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.769          $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                    $12.056          $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               54               34                8
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $37.839          $37.184          $33.329          $31.221
  Accumulation Unit Value at end of
   period                                    $24.942          $37.839          $37.184          $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               57               22               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $36.234          $35.893          $32.430          $30.541
  Accumulation Unit Value at end of
   period                                    $23.693          $36.234          $35.893          $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                9                6                3
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $54.781          $58.976          $51.469          $47.731
  Accumulation Unit Value at end of
   period                                    $33.198          $54.781          $58.976          $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               55               19                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $52.457          $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                    $31.536          $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                5                1
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.230          $24.485          $19.393          $16.958
  Accumulation Unit Value at end of
   period                                    $14.533          $26.230          $24.485          $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,184            1,041              660              157
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.117          $23.634          $18.869          $16.588
  Accumulation Unit Value at end of
   period                                    $13.806          $25.117          $23.634          $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               78               61               27

APP II-10

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.761           $9.871                -                -
  Accumulation Unit Value at end of
   period                                     $5.208           $9.761                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.739           $9.859                -                -
  Accumulation Unit Value at end of
   period                                     $5.155           $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401          $11.094           $9.850           $8.708
  Accumulation Unit Value at end of
   period                                     $6.216          $10.401          $11.094           $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,727              778               64                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.960          $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                     $5.904           $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               31                7                -
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.697          $22.013          $19.194          $17.649
  Accumulation Unit Value at end of
   period                                    $11.303          $20.697          $22.013          $19.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    123              128              104               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.819          $21.249          $18.676          $17.264
  Accumulation Unit Value at end of
   period                                    $10.737          $19.819          $21.249          $18.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                9                8                3
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.059          $26.725          $23.048          $20.156
  Accumulation Unit Value at end of
   period                                    $13.823          $23.059          $26.725          $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    793              854              520               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.081          $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                    $13.131          $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               51               45               17
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.634          $12.322          $11.784
  Accumulation Unit Value at end of
   period                                     $7.973          $13.606          $13.634          $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              168               76               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.029          $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                     $7.574          $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6               15               12
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.728          $16.301          $15.637          $13.361
  Accumulation Unit Value at end of
   period                                     $9.005          $16.728          $16.301          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               20               11                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.019          $15.735          $15.215          $13.070
  Accumulation Unit Value at end of
   period                                     $8.554          $16.019          $15.735          $15.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                1

                                                                   APP II-11

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $57.361          $54.989          $52.757          $46.664
  Accumulation Unit Value at end of
   period                                    $35.706          $57.361          $54.989          $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               12               10                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $54.928          $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                    $33.918          $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                7                5
VAN KAMPEN - UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.779          $16.405          $12.098           $9.039
  Accumulation Unit Value at end of
   period                                     $9.741          $22.779          $16.405          $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              405              197               45
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.268          $16.165          $12.017           $9.027
  Accumulation Unit Value at end of
   period                                     $9.446          $22.268          $16.165          $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               44               22               13
VAN KAMPEN - UIF MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.400          $12.705          $11.776           $9.501
  Accumulation Unit Value at end of
   period                                     $8.097          $15.400          $12.705          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    332              302              147               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.055          $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                     $7.852          $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15                8                5
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.910          $13.060          $10.952           $9.638
  Accumulation Unit Value at end of
   period                                     $8.055          $13.910          $13.060          $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    336              297              152               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                     $7.812          $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               23               20                9
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.458          $17.045          $14.858          $14.062
  Accumulation Unit Value at end of
   period                                    $10.445          $16.458          $17.045          $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,336            1,453              935              270
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.000          $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                    $10.074          $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    113              140              127               85
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.328          $17.097          $14.912          $13.595
  Accumulation Unit Value at end of
   period                                    $11.612          $17.328          $17.097          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,062            1,097              394               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.751          $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                    $11.136          $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               50               40               17

(a)  Inception date November 10, 2008.

(b) Inception date May 1, 2008.

APP II-12

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.496          $12.009          $10.679           $9.745
  Accumulation Unit Value at end of
   period                                     $8.622          $12.496          $12.009          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,955            1,451              623              154
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                     $8.361          $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              162              119               53
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.090          $13.608          $11.998          $10.000
  Accumulation Unit Value at end of
   period                                     $7.201          $15.090          $13.608          $11.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    122              122               58                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.772          $13.428          $11.934          $10.000
  Accumulation Unit Value at end of
   period                                     $6.993          $14.772          $13.428          $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7               10                8
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530          $10.372                -                -
  Accumulation Unit Value at end of
   period                                     $5.312          $10.530                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    392               15                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.506          $10.360                -                -
  Accumulation Unit Value at end of
   period                                     $5.258          $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                6                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $14.800          $11.080           $9.323
  Accumulation Unit Value at end of
   period                                     $7.134          $15.448          $14.800          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,128            5,588            3,064              842
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.101          $14.584          $11.006           $9.310
  Accumulation Unit Value at end of
   period                                     $6.918          $15.101          $14.584          $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              399              307              158
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $11.951          $10.586           $9.420
  Accumulation Unit Value at end of
   period                                     $7.619          $11.995          $11.951          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              647              340               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.726          $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                     $7.388          $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90              102               44                5
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.711          $12.361          $10.332           $9.634
  Accumulation Unit Value at end of
   period                                     $6.829          $11.711          $12.361          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,917            3,035            1,625              458
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.448          $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                     $6.622          $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              202              154               92

                                                                   APP II-13

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.517          $11.363           $9.570
  Accumulation Unit Value at end of
   period                                     $8.223          $14.515          $12.517          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,741           11,755            5,407              838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                     $7.974          $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              585              420              119
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.648                -                -
  Accumulation Unit Value at end of
   period                                     $5.543           $9.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                4                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.539           $9.637                -                -
  Accumulation Unit Value at end of
   period                                     $5.487           $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.365          $12.351          $10.417           $9.551
  Accumulation Unit Value at end of
   period                                     $6.990          $12.365          $12.351          $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,327            2,779            1,558              445
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                     $6.779          $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212              215              169               90
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.071          $11.238          $10.667           $9.560
  Accumulation Unit Value at end of
   period                                     $7.329          $14.071          $11.238          $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,165            1,078              611              117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.755          $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                     $7.108          $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               72               50               20
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.212          $12.465          $11.218           $9.325
  Accumulation Unit Value at end of
   period                                     $8.485          $14.212          $12.465          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,804            2,610            1,683              273
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.893          $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                     $8.228          $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              185              154               39
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.480          $11.973          $10.440           $8.960
  Accumulation Unit Value at end of
   period                                     $6.010          $12.480          $11.973          $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    253              277               93               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.200          $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                     $5.828          $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               19                9                6

APP II-14

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.193           $1.090           $1.007
  Accumulation Unit Value at end of
   period                                     $0.850           $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,626            8,516            5,767            2,160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.271           $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                     $3.534           $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    262              324              249              113
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.521                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.394                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    194                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.514                -                -                -  (a)
  Accumulation Unit Value at end of
   period                                     $7.380                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.256           $1.172           $1.055           $0.967
  Accumulation Unit Value at end of
   period                                     $0.779           $1.256           $1.172           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94,723          104,893           68,608           17,391
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                     $0.897           $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,434            6,100            5,311            2,708
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.633           $1.373           $1.274
  Accumulation Unit Value at end of
   period                                     $1.168           $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90,204           79,772           37,177            6,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.992           $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                     $2.645           $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,956            1,864            1,109              303
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.521           $1.438           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.071           $1.521           $1.438           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,908            6,041            3,026              911
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.471           $1.402           $1.184           $1.141
  Accumulation Unit Value at end of
   period                                     $1.027           $1.471           $1.402           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              376              330              102
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.172           $1.081           $0.954
  Accumulation Unit Value at end of
   period                                     $0.775           $1.334           $1.172           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750              942              576              198
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.125           $1.046           $0.928
  Accumulation Unit Value at end of
   period                                     $0.732           $1.270           $1.125           $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4                -                -

                                                                   APP II-15

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.478           $1.282           $1.192           $1.104
  Accumulation Unit Value at end of
   period                                     $0.986           $1.478           $1.282           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,481            1,436              713              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.237           $1.956           $1.833           $1.707
  Accumulation Unit Value at end of
   period                                     $1.480           $2.237           $1.956           $1.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               77               62               19
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.174                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.472                -                -                -  (b)
  Accumulation Unit Value at end of
   period                                     $6.132                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.746           $1.412           $1.252           $1.106
  Accumulation Unit Value at end of
   period                                     $0.820           $1.746           $1.412           $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,024            2,875            1,310              374
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.492           $2.032           $1.815           $1.613
  Accumulation Unit Value at end of
   period                                     $1.162           $2.492           $2.032           $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              335              239               12
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.549           $1.342           $1.298           $1.150
  Accumulation Unit Value at end of
   period                                     $0.892           $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,542            4,230            3,207            1,345
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                     $0.846           $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    314              302              236              113
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.067           $1.612           $1.456           $1.164
  Accumulation Unit Value at end of
   period                                     $1.110           $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,126           16,951            8,227            1,580
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.977           $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                     $1.053           $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,202            1,023              813              408
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.390           $1.368           $1.245           $1.192
  Accumulation Unit Value at end of
   period                                     $1.028           $1.390           $1.368           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,960            7,997            3,516              886
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                     $1.012           $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    468              428              370              167

APP II-16

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.111           $0.974           $0.904
  Accumulation Unit Value at end of
   period                                     $0.719           $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,297            4,871            3,277              775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.355           $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                     $3.303           $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    226              145              121               80
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.658           $1.352           $1.174
  Accumulation Unit Value at end of
   period                                     $0.868           $2.031           $1.658           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,564            9,485            5,257            1,381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.934           $1.592           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $0.820           $1.934           $1.592           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,276              854              773              328
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.733           $1.375           $1.118           $0.956
  Accumulation Unit Value at end of
   period                                     $0.989           $1.733           $1.375           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23,867           23,238           16,060            4,233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.095           $2.477           $2.029           $1.744
  Accumulation Unit Value at end of
   period                                     $1.753           $3.095           $2.477           $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    772              762              686              383
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.484           $2.305           $1.803           $1.525
  Accumulation Unit Value at end of
   period                                     $1.414           $2.484           $2.305           $1.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,007            4,561            2,415              445
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.365           $2.213           $1.745           $1.484
  Accumulation Unit Value at end of
   period                                     $1.335           $2.365           $2.213           $1.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              381              175               61
HARTFORD LARGECAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.817           $9.532                -                -
  Accumulation Unit Value at end of
   period                                     $5.535           $9.817                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60                4                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.795           $9.521                -                -
  Accumulation Unit Value at end of
   period                                     $5.479           $9.795                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                -
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.798           $9.516                -                -
  Accumulation Unit Value at end of
   period                                     $5.148           $9.798                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               12                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.505                -                -
  Accumulation Unit Value at end of
   period                                     $5.095           $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                2                -                -

                                                                   APP II-17

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                     $1.197           $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,226           21,284           10,710            2,387
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.975           $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                     $1.978           $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,951            1,970            1,466              570
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.575           $1.538                -
  Accumulation Unit Value at end of
   period                                     $1.044           $1.779           $1.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,968            7,740            1,175                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.775           $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                     $1.616           $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              236               48                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.391           $1.433           $1.357           $1.155
  Accumulation Unit Value at end of
   period                                     $0.860           $1.391           $1.433           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,745            6,001            4,955            2,263
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                     $0.816           $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,300            1,179              907              658
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.330                -                -
  Accumulation Unit Value at end of
   period                                     $6.369           $9.120                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               10                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.100           $9.320                -                -
  Accumulation Unit Value at end of
   period                                     $6.304           $9.100                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.126           $1.075           $0.949           $0.846
  Accumulation Unit Value at end of
   period                                     $0.633           $1.126           $1.075           $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,885            9,852            7,197            3,690
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.721           $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                     $3.748           $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              107              123               28
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.564           $1.512           $1.459           $1.449
  Accumulation Unit Value at end of
   period                                     $1.428           $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98,588           92,831           46,964           10,950
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.208           $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                     $2.906           $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,468            2,484            1,827              809

APP II-18

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.164           $1.129           $1.098           $1.095
  Accumulation Unit Value at end of
   period                                     $1.144           $1.164           $1.129           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69,083           65,677           30,216            6,242
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                     $1.085           $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,355            2,076            1,024
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.371           $1.138           $1.056
  Accumulation Unit Value at end of
   period                                     $0.963           $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,574           12,023            2,287              580
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                     $0.910           $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,684            1,593              649              181
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.535           $1.657           $1.408           $1.253
  Accumulation Unit Value at end of
   period                                     $0.894           $1.535           $1.657           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,790            8,045            5,218            1,055
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.597           $1.368           $1.225
  Accumulation Unit Value at end of
   period                                     $0.848           $1.468           $1.597           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    735              522              619              359
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.647          $11.987          $10.577           $9.516
  Accumulation Unit Value at end of
   period                                     $8.918          $12.647          $11.987          $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              543              398               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.363          $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                     $8.648          $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               46               23                7
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.837          $11.607          $10.249           $9.649
  Accumulation Unit Value at end of
   period                                     $8.637          $11.837          $11.607          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              384              225               82
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.571          $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                     $8.376          $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               29               41               17
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.327          $10.790           $9.984           $9.568
  Accumulation Unit Value at end of
   period                                     $9.234          $11.327          $10.790           $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,681            1,403              887              130
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.073          $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                     $8.955          $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               96               68               25

                                                                   APP II-19

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.868          $10.237           $9.590
  Accumulation Unit Value at end of
   period                                     $7.627          $12.136          $11.868          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,701            7,074            3,016              346
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.863          $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                     $7.397          $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              264              154               45
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $11.847          $10.613          $10.000
  Accumulation Unit Value at end of
   period                                     $8.805          $12.962          $11.847          $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318              198              112               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.688          $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                     $8.550          $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               45               49                3
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.665          $11.252          $10.570           $9.704
  Accumulation Unit Value at end of
   period                                     $6.803          $12.665          $11.252          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,211            2,243            1,091              284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.380          $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                     $6.597          $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    185              170              129               60
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.978          $13.329          $11.488           $9.615
  Accumulation Unit Value at end of
   period                                     $8.245          $13.978          $13.329          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,315            7,494            3,241              329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.664          $13.135          $11.412           $9.601
  Accumulation Unit Value at end of
   period                                     $7.996          $13.664          $13.135          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    230              226              141               40
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.854          $10.449           $9.600
  Accumulation Unit Value at end of
   period                                     $7.405          $12.205          $11.854          $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    352              366              164               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.931          $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                     $7.181          $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               38               31                8
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.082          $12.394          $10.935           $9.307
  Accumulation Unit Value at end of
   period                                     $7.405          $12.082          $12.394          $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,991            3,701            1,913              371
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.811          $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                     $7.181          $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              210              159               61

APP II-20

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MIDCAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.804          $11.260          $11.091           $9.491
  Accumulation Unit Value at end of
   period                                     $5.926          $11.804          $11.260          $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              107               61               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.539          $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                     $5.747          $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               21               25                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.556          $18.026          $17.155          $16.833
  Accumulation Unit Value at end of
   period                                    $12.691          $18.556          $18.026          $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,094            1,014              392               85
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.769          $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                    $12.056          $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               56               16                4
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $37.839          $37.184          $33.329          $31.221
  Accumulation Unit Value at end of
   period                                    $24.942          $37.839          $37.184          $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               76               27               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $36.234          $35.893          $32.430          $30.541
  Accumulation Unit Value at end of
   period                                    $23.693          $36.234          $35.893          $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $54.781          $58.976          $51.469          $47.731
  Accumulation Unit Value at end of
   period                                    $33.198          $54.781          $58.976          $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               47               26               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $52.457          $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                    $31.536          $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1                1
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.230          $24.485          $19.393          $16.958
  Accumulation Unit Value at end of
   period                                    $14.533          $26.230          $24.485          $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,834            1,632            1,025              278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.117          $23.634          $18.869          $16.588
  Accumulation Unit Value at end of
   period                                    $13.806          $25.117          $23.634          $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              105               92               54
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.761           $9.871                -                -
  Accumulation Unit Value at end of
   period                                     $5.208           $9.761                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.739           $9.859                -                -
  Accumulation Unit Value at end of
   period                                     $5.155           $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

                                                                   APP II-21

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401          $11.094           $9.850           $8.708
  Accumulation Unit Value at end of
   period                                     $6.216          $10.401          $11.094           $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            1,426               96               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.960          $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                     $5.904           $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116               82                5                -
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.697          $22.013          $19.194          $17.649
  Accumulation Unit Value at end of
   period                                    $11.303          $20.697          $22.013          $19.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    183              169               89               22
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.819          $21.249          $18.676          $17.264
  Accumulation Unit Value at end of
   period                                    $10.737          $19.819          $21.249          $18.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24               20                2
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.059          $26.725          $23.048          $20.156
  Accumulation Unit Value at end of
   period                                    $13.823          $23.059          $26.725          $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,141            1,272              759              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.081          $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                    $13.131          $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               82               73               25
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.634          $12.322          $11.784
  Accumulation Unit Value at end of
   period                                     $7.973          $13.606          $13.634          $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    260              215              132               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.029          $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                     $7.574          $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9               21                5
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.728          $16.301          $15.637          $13.361
  Accumulation Unit Value at end of
   period                                     $9.005          $16.728          $16.301          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               40               23                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.019          $15.735          $15.215          $13.070
  Accumulation Unit Value at end of
   period                                     $8.554          $16.019          $15.735          $15.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                7                1
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $57.361          $54.989          $52.757          $46.664
  Accumulation Unit Value at end of
   period                                    $35.706          $57.361          $54.989          $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                6                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $54.928          $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                    $33.918          $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1

APP II-22

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
VAN KAMPEN - UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.779          $16.405          $12.098           $9.039
  Accumulation Unit Value at end of
   period                                     $9.741          $22.779          $16.405          $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    789              716              395              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.268          $16.165          $12.017           $9.027
  Accumulation Unit Value at end of
   period                                     $9.446          $22.268          $16.165          $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               70               39               24
VAN KAMPEN - UIF MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.400          $12.705          $11.776           $9.501
  Accumulation Unit Value at end of
   period                                     $8.097          $15.400          $12.705          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    383              331              187               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.055          $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                     $7.852          $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               31               19               11
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.910          $13.060          $10.952           $9.638
  Accumulation Unit Value at end of
   period                                     $8.055          $13.910          $13.060          $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              432              150               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                     $7.812          $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14               13                9
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.458          $17.045          $14.858          $14.062
  Accumulation Unit Value at end of
   period                                    $10.445          $16.458          $17.045          $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,815            1,962            1,263              393
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.000          $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                    $10.074          $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              132              107               48
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.328          $17.097          $14.912          $13.595
  Accumulation Unit Value at end of
   period                                    $11.612          $17.328          $17.097          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,163            1,033              453              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.751          $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                    $11.136          $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               56               41               13

(a)  Inception date November 10, 2008.

(b) Inception date May 1, 2008.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A - PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.45%           No             2%
CORE       6        7       8+
          4%       3%       0%               0.95%           No             7%
OUTLOOK
                                             1.40%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.40%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

APP A-2

--------------------------------------------------------------------------------

(2) Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount
     (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

                    APP A-3

--------------------------------------------------------------------------------

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

APP A-4

--------------------------------------------------------------------------------

II. EXAMPLES

The following Example is intended to help you compare the cost of investing in any of these forms of contract. The Example uses the same assumptions referenced in Section 2. The data reflected does not take into account Funds available in proprietary versions of our variable annuities.

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $458   $1,381   $2,310        $4,666
Core                                   $464   $1,395   $2,334        $4,708
Outlook                              $1,137   $1,901   $2,380        $4,791
Plus                                 $1,231   $2,187   $3,051        $4,791

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $353        $1,274   $2,203        $4,558
Core                              $358        $1,289   $2,227        $4,600
Outlook                           $368        $1,319   $2,274        $4,683
Plus                              $368        $1,319   $2,274        $4,683

(3)  If you do not Surrender your variable annuity:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $458        $1,381   $2,310        $4,666
Core                              $464        $1,395   $2,334        $4,708
Outlook                           $474        $1,425   $2,380        $4,791
Plus                              $474        $1,425   $2,380        $4,791

                    APP A-5

--------------------------------------------------------------------------------

III. INVESTMENT OPTIONS (STANDARD)

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS       Maximize total return           AllianceBernstein L.P.            X      X       X      X      X
  Balanced Wealth Strategy   consistent with Advisor's
  Portfolio - Class B        determination of reasonable
                             risk
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  International Growth
  Portfolio - Class B
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  International Value
  Portfolio - Class B
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  Small/Mid Cap Value
  Portfolio - Class B
 AllianceBernstein VPS       Long-term capital growth        AllianceBernstein L.P.            X      X       X      X      X
  Value Portfolio - Class B
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)  Seeks long-term capital         Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  appreciation                    Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Dynamic        Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Capital Appreciation                                       Company
  Portfolio - Service Class                                  Sub-advised by FMR Co., Inc.
  2                                                          and other Fidelity affiliates
 Fidelity VIP Equity-Income  Seeks reasonable income. Fund   Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class  will also consider potential    Company
  2                          for capital appreciation.       Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Growth         Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class                                  Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Mid Cap        Long-term capital growth        Fidelity Management & Research    X      X       X      X      X
  Portfolio - Service Class                                  Company
  2                                                          Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates
 Fidelity VIP Value          Seeks capital appreciation      Fidelity Management & Research    X      X       X      X      X
  Strategies Portfolio -                                     Company
  Service Class 2                                            Sub-advised by FMR Co., Inc.
                                                             and other Fidelity affiliates

APP A-6

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND
II, INC.
 Hartford Growth             Capital appreciation            Hartford Investment Financial     X      X       X      X      X
  Opportunities HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford LargeCap Growth    Long-term growth of capital     Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA                                        Services, LLC.
                                                             Sub-advised by Hartford
                                                             Investment Management Company
 Hartford MidCap Growth HLS  Long-term growth of capital     Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA                                            Services, LLC.
                                                             Sub-advised by Hartford
                                                             Investment Management Company
 Hartford SmallCap Growth    Long-term capital appreciation  Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA                                        Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP and
                                                             Hartford Investment Management
                                                             Company
 Hartford SmallCap Value     Capital appreciation            Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA                                        Services, LLC.
                                                             Sub-advised by Kayne Anderson
                                                             Rudnick Investment Management,
                                                             LLC, Metropolitan West Capital
                                                             Management, LLC and SSgA Funds
                                                             Management, Inc.
 Hartford U.S. Government    Maximize total return with a    Hartford Investment Financial     X      X       X      X      X
  Securities HLS Fund -      high level of current income    Services, LLC.
  Class IA                   consistent with prudent         Sub-advised by Hartford
                             investment risk                 Investment Management Company
 Hartford Value              Capital appreciation            Hartford Investment Financial     X      X       X      X      X
  Opportunities HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund  Maximum long-term total return  Hartford Investment Financial     X      X       X      X      X
  - Class IA                                                 Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP

                    APP A-7

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Capital            Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Appreciation HLS Fund -                                    Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Disciplined        Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Equity HLS Fund - Class                                    Services, LLC.
  IA                                                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Dividend and       High level of current income    Hartford Investment Financial     X      X       X      X      X
  Growth HLS Fund - Class    consistent with growth of       Services, LLC.
  IA                         capital                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Equity Income HLS  High level of current income    Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA            consistent with growth of       Services, LLC.
                             capital                         Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Fundamental        Seeks long-term capital         Hartford Investment Financial     X      X       X      X      X
  Growth HLS Fund - Class    appreciation                    Services, LLC.
  IA (1)                                                     Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Advisers    Maximum long-term total rate    Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA        of return                       Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Equity HLS  Seeks long term capital         Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA            appreciation                    Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Global Growth HLS  Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA (2)                                        Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Growth HLS Fund -  Seeks long-term capital         Hartford Investment Financial     X      X       X      X      X
  Class IA                   appreciation                    Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford High Yield HLS     High current income with        Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA            growth of capital as a          Services, LLC.
                             secondary objective             Sub-advised by Hartford
                                                             Investment Management Company

APP A-8

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -   Seeks to provide investment     Hartford Investment Financial     X      X       X      X      X
  Class IA                   results which approximate the   Services, LLC.
                             price and yield performance of  Sub-advised by Hartford
                             publicly traded common stocks   Investment Management Company
                             in the aggregate
 Hartford International      Seeks capital appreciation      Hartford Investment Financial     X      X       X      X      X
  Growth HLS Fund - Class                                    Services, LLC.
  IA (3)                                                     Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford International      Long-term capital growth        Hartford Investment Financial     X      X       X      X      X
  Opportunities HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford International      Seeks capital appreciation      Hartford Investment Financial     X      X       X      X      X
  Small Company HLS Fund -                                   Services, LLC.
  Class IA                                                   Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Money Market HLS   Maximum current income          Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA*           consistent with liquidity and   Services, LLC.
                             preservation of capital         Sub-advised by Hartford
                                                             Investment Management Company
 Hartford Small Company HLS  Growth of capital               Hartford Investment Financial     X      X       X      X      X
  Fund - Class IA                                            Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP and
                                                             Hartford Investment Management
                                                             Company
 Hartford Stock HLS Fund -   Long-term growth of capital     Hartford Investment Financial     X      X       X      X      X
  Class IA                                                   Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP
 Hartford Total Return Bond  Competitive total return, with  Hartford Investment Financial     X      X       X      X      X
  HLS Fund - Class IA        income as a secondary           Services, LLC.
                             objective                       Sub-advised by Hartford
                                                             Investment Management Company
 Hartford Value HLS Fund -   Long-term total return          Hartford Investment Financial     X      X       X      X      X
  Class IA                                                   Services, LLC.
                                                             Sub-advised by Wellington
                                                             Management Company, LLP

                    APP A-9

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND,
INC.
 Lord Abbett All Value       Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       and income without excessive
                             fluctuations in market value
 Lord Abbett America's       Current income and capital      Lord, Abbett & Co. LLC            X      X       X      X      X
  Value Portfolio - Class    appreciation
  VC
 Lord Abbett Bond-Debenture  High current income and         Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       capital appreciation to
                             produce the opportunity for a
                             high total return
 Lord Abbett Growth and      Long-term growth of capital     Lord, Abbett & Co. LLC            X      X       X      X      X
  Income Portfolio - Class   and income without excessive
  VC                         fluctuations in market value
 Lord Abbett Large-Cap Core  Growth of capital and growth    Lord, Abbett & Co. LLC            X      X       X      X      X
  Portfolio - Class VC       of income consistent with
                             reasonable risk
OPPENHEIMER VARIABLE
ACCOUNT FUNDS
 Oppenheimer Capital         Seeks to achieve capital        OppenheimerFunds, Inc.            X      X       X      X      X
  Appreciation Fund/VA -     appreciation by investing in
  Service Shares             securities of well-known
                             established companies.
 Oppenheimer Global          Seeks long-term capital         OppenheimerFunds, Inc.            X      X       X      X      X
  Securities Fund/VA -       appreciation by investing a
  Service Shares             substantial portion of its
                             assets in securities of
                             foreign issuers, "growth-type"
                             companies, cyclical industries
                             and special situations which
                             are considered to have
                             appreciation possibilities.
 Oppenheimer Main Street     Seeks a high total return       OppenheimerFunds, Inc.            X      X       X      X      X
  Fund(R)/VA - Service       (which includes growth in the
  Shares                     value of its shares as well as
                             current income) from equity
                             and debt securities. From time
                             to time the Fund may focus on
                             small to medium capitalization
                             common stocks, bonds and
                             convertible securities.
 Oppenheimer Main Street     The Fund seeks capital          OppenheimerFunds, Inc.            X      X       X      X      X
  Small Cap Fund(R)/VA -     appreciation from investing
  Service Shares             mainly in small company
                             stocks.
 Oppenheimer MidCap Fund/VA  Seeks to achieve capital        OppenheimerFunds, Inc.            X      X       X      X      X
  - Service Shares           appreciation by investing in
                             "growth-type" companies.

APP A-10

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Diversified       As high a level of current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB     income as Putnam Management     LLC
                             believes is consistent with
                             preservation of capital
 Putnam VT Equity Income     Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB            income                          LLC
 Putnam VT Global Asset      High level of long-term total   Putnam Investment Management,     X      X       X      X      X
  Allocation Fund - Class    return consistent with          LLC
  IB                         preservation of capital         Putnam Advisory Company, LLC
 Putnam VT Growth and        Capital growth and current      Putnam Investment Management,     X      X       X      X      X
  Income Fund - Class IB++   income                          LLC
 Putnam VT International     Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Equity Fund - Class IB                                     LLC
                                                             Putnam Advisory Company, LLC
 Putnam VT International     Capital growth. Current income  Putnam Management                 X      X       X      X      X
  Growth and Income Fund -   is a secondary objective        Putnam Advisory Company, LLC
  Class IB
 Putnam VT Investors Fund -  Long-term growth of capital     Putnam Investment Management,     X      X       X      X      X
  Class IB                   and any increased income that   LLC
                             results from this growth
 Putnam VT Small Cap Value   Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Fund - Class IB                                            LLC
 Putnam VT The George        A balanced investment composed  Putnam Investment Management,     X      X       X      X      X
  Putnam Fund of Boston -    of a well diversified           LLC
  Class IB                   portfolio of stocks and bonds
                             which provide both capital
                             growth and current income
 Putnam VT Vista Fund -      Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Class IB                                                   LLC
 Putnam VT Voyager Fund -    Seeks capital appreciation      Putnam Investment Management,     X      X       X      X      X
  Class IB++                                                 LLC
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen - UIF Emerging   Long-term capital appreciation  Morgan Stanley Investment         X      X       X      X      X
  Markets Equity Portfolio   by investing primarily in       Management Inc., doing
  - Class II                 growth-oriented equity          business as Van Kampen
                             securities of issuers in
                             emerging market countries.
 Van Kampen - UIF Mid Cap    Long-term capital growth by     Morgan Stanley Investment         X      X       X      X      X
  Growth Portfolio - Class   investing primarily in common   Management Inc., doing
  II                         stocks and other equity         business as Van Kampen
                             securities.
 Van Kampen - UIF U.S. Mid   Above-average total return      Morgan Stanley Investment         X      X       X      X      X
  Cap Value Portfolio -      over a market cycle of three    Management Inc., doing
  Class II                   to five years by investing in   business as Van Kampen
                             common stocks and other equity
                             securities.

                    APP A-11

--------------------------------------------------------------------------------

FUNDING OPTION                INVESTMENT OBJECTIVE SUMMARY   INVESTMENT ADVISER/SUB-ADVISER  CORE   ACCESS  EDGE   PLUS   OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock     Seeks capital growth and        Van Kampen Asset Management       X      X       X      X      X
  Portfolio - Class II       income through investments in
                             equity securities, including
                             common stocks, preferred
                             stocks and securities
                             convertible into common and
                             preferred stocks.
 Van Kampen LIT Growth and   Seeks long-term growth of       Van Kampen Asset Management       X      X       X      X      X
  Income Portfolio - Class   capital and income.
  II
 Fixed Accumulation          Preservation of capital         General Account                   X              X
  Feature**

++ Closed to Contracts issued on or after 11/12/2007

NOTES

(1)  Formerly Hartford Focus HLS Fund - Class IA

(2)  Formerly Hartford Global Leaders HLS Fund - Class IA

(3)  Formerly Hartford International Capital Appreciation HLS Fund - Class IA

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.

APP A-12

--------------------------------------------------------------------------------

IV. INVESTMENT OPTIONS PROPRIETARY

[Reserved]

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder is closed to new investors.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

APP B-2

-------------------------------------------------------------------------------

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

       (i)  the Contract Value immediately following the Surrender; or

       (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

                                                                     APP B-3

-------------------------------------------------------------------------------

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

APP B-4

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If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

                                                                     APP B-5

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(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit
    Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

APP B-6

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

                                                                     APP C-1

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APPENDIX C - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S
LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

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We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                         THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS         THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

                                                                     APP C-3

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    -   You waive your right to receive automatic Payment Base increases.

  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I

- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

APP C-4

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As shown in the following table, the Withdrawal Percent for all partial
Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                     WITHDRAWAL PERCENT
           RELEVANT COVERED LIFE              SINGLE LIFE         JOINT/SPOUSAL
               ATTAINED AGE                      OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                  80 - 84                         7.0%                 6.5%
                  85 - 90                         7.5%                 7.0%
                    90+                           8.0%                 7.5%

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

    1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

    2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

    3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

                                                                     APP C-5

-------------------------------------------------------------------------------

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract -- generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-6

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP C-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole

APP C-8

-------------------------------------------------------------------------------

discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

                                                                     APP C-9

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

APP C-10

-------------------------------------------------------------------------------

- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT OR THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

To obtain a Statement of Additional Information, please complete the form below and mail to:

         The Hartford
       Attn: Individual Markets Group
       P.O. Box 5085
       Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for The Director M variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                                 THE DIRECTOR M

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Individual Markets Group, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2009
Date of Statement of Additional Information: May 1, 2009

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                6
  Total Return for all Sub-Accounts                                            6
  Yield for Sub-Accounts                                                       6
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         7
  Performance Comparisons                                                      7
ACCUMULATION UNIT VALUES                                                       8
FINANCIAL STATEMENTS                                                        SA-1

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

ADDITIONAL FINANCIAL INFORMATION

We have included the unaudited quarterly statutory filing for the Company for the period ended March 31, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2008: $51,574,913; 2007: 171,529,772; and 2006: $171,201,478.

ADDITIONAL PAYMENTS

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2008 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

A.G. Edwards & Sons, Inc., Abacus Investments, Inc., ABD Financial Services, Inc., Access Financial Group, Inc., Access Investments, Inc., Acument Securities, Inc., Addison Avenue Federal Credit Union, ADP Broker-Dealer, Inc., Advanced Advisor Group, Advanced Equities, Inc., Advantage Capital Corp., Advisory Group Equity Services Ltd., AFA Financial Group, LLC., Affinity Bank, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Aim Investments, Alamo Capital, All Nevada Insurance, Allegacy Federal Credit Union, Allegheny Investments Ltd., Allen & Co. of Florida, Inc., Alliance Bank, AllianceBernstein, AllianceBernstein Investment Research, AllState Financial Services, LLC., Altura Credit Union, AMCORE Bank, NA., Amcore Investment Services, Inc., American Bank, NA., American Classic Securities, American Funds & Trusts, Inc., American General Securities Inc., American Heritage Federal Credit Union, American Independent Securities Group,

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American Independent Securities, Inc., American Investors Company, American
Investors Group, American Municipal Securities, Inc., American Portfolios Financial Services, American Securities Group, Inc., American Trust & Savings Bank, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Ameritrade, Inc., Ames Community Bank, Amsouth Bank, Amsouth Investment Services, AmTrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Andrew Garrett, Inc., Arlington Securities, Inc., Arrowhead Central Credit Union, Arvest Asset Management, Arvest Bank, Ascend Financial Services, Inc., Askar Corp., Asset Management Securities Corp., Associated Bank, NA., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Astoria Federal Savings & Loan Association, Atlantic Securities, Inc., Avisen Securities, Inc., AXA Advisors, LLC., Ayre Investments, B.B. Graham & Co., B.C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Albuquerque, NA., Bank of America, Bank of Clarendon, Bank of Clarke County, Bank of Stockton, Bank of Texas, Bank of the Commonwealth, Bank of the South, Bank of the West, Bankers & Investors Co., Bankers Life and Casualty, Banknorth, BankUnited, FSB, BankWest, Inc., Bannon, Ohanesian & Lecours, Inc., Banorte Securities, Banorte Securities International, Bates Securities, Inc., BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Financial Services., Inc., Benchmark Investments, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., Berthel, Fisher & Co. Financial Services, Inc., Bethpage Federal Credit Union, BI Investments, LLC., Bodell Overcash Anderson & Co., Boeing Employees Credit Union, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Britton & Koontz Bank, N.A., Broad Street Securities, Inc., Broker Dealer Financial Services Corp., Brokersxpress LLC., Brookstone Securities, Inc., Brookstreet Securities Corp., Brown Advisory Securities Inc., Brown, Lisle/Cummings, Inc., Bruce A Lefavi Securities, Inc., Busey Bank, Butler, Wick & Co., Inc., C.R.I. Securities, Inc., Cadaret, Grant & Co., Inc., California Bank & Trust, California Credit Union, California National Bank, Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC., Cambridge State Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Brokerage Corporation, Capital Choice, Capital City Bank, Capital Financial Services, Inc., Capital Growth Resources, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital One Investments Services, LLC., Capital Securities Investment Corp., Capital Securities Management, Capital Select Investments Corp., Capital Wealth Advisors, Inc., Capital West Securities, Inc., CapitalBank, Capitol Federal Savings Bank, Capitol Securities Management, Inc., Carolina First Bank, Carolinas Investment Consulting LLC., Cary Street Partners, LLC., Cascade Investment Group, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Central State Bank, Central Virginia Bank, Century National Bank, Century Securities Associates, Inc., CFD Investments, Inc., Chapin, Davis, Charles Schwab, Chase Investments Services Corp., Chemical Bank West, Chevy Chase Financial Services, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citicorp Investment Services, Citigroup Global Markets, Inc., Citizens & Farmers Bank, Citizens Bank, Citizens Business Bank, City Bank, City Securities Corporation, Coastal Federal Credit Union, Coburn & Meredith, Inc., Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commercial & Savings Bank/Mllrsbrg, Commercial Federal Bank, Commonwealth Bank & Trust Co., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bank & Trust, Community Credit Union, Community Investment Services, Inc., Compass Bank, Compass Brokerage, Inc., Comprehensive Financial Services, Conservative Financial Services., Inc., Coordinated Capital Securities, Inc., Country Club Financial Services., Inc., Countrywide Bank, Countrywide Investment Services, Inc., Credit Union West, Crews & Associates, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cullum & Burks Securities, Inc., Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., CW Securities, LLC., D.A. Davidson & Company, Davenport & Company LLC., David A. Noyes & Company, David Lerner Associates, Inc., DaVinci Capital Management, Inc., Dawson James Securities, Inc., Delta Equity Services Corp., Delta Trust Investment, Inc., Deutsche Bank Securities, Inc., DeWaay Financial Network, DFCU Financial Federal Credit Union, Dilworth, Diversified Securities, Inc., Dominion Investor Services., Inc., Dorsey & Company, Inc., Dougherty & Company LLC., Dubuque Bank & Trust Co., Dumon Financial, Duncan-Williams, Inc., Dupaco Community Credit Union, Eagle Bank, Eagle One Financial, Eagle One Investments, LLC., Eastern Bank, Eastern Financial Florida Credit Union, ECM Securities Corporation, EDI Financial, Inc., Edward Jones, Effex National Security, Eisner Securities, Inc., Emclaire Financial Corp., Emerson Equity, LLC., Empire Bank, Empire Financial Group, Inc., Empire Securities Corporation, Emporia State Bank & Trust Co., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equitable Bank, Equitas America, LLC, Equity Services, Inc., ESL Federal Credit Union, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities, LLC., Evans National Bank, EVB, Evolve Securities, Inc., Excel Securities & Assoc., Inc., Fairport Capital, Inc., Fairwinds Credit Union, Farmers National Bank, Farmers National Bank/Canfield, Feltl & Company, Ferris/Baker Watts, FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services., LLC., Fidelity Federal Bank & Trust, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, FIMCO Securities Group, Inc., Financial Center Credit Union, Financial Network Investment Corp., Financial Partners Credit Union, Financial Planning Consultants, Financial Security Management, Inc., Financial West Group, Fintegra LLC., First Allied Securities, First America Bank, First American Bank, First Bank, First Brokerage America, First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, First Command Financial Planning, First Commonwealth Bank, First Commonwealth Federal Credit Union, First Community Bank, First Community Bank, N.A., First Federal Bank, First Federal Savings & Loan of Charlston, First Financial Bank, First Financial Equity Corp., First Global Securities, Inc., First Harrison Bank, First Heartland Capital Inc., First Hope Bank, First Investment Services, First MidAmerica Investment Corp., First Midwest Bank, First Midwest Securities, First Montauk Securities, First National Bank, First National Investments Inc, First Niagara

4

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Bank, First Northern Bank of Dixon, First Place Bank, First Southeast Investment
Services, First St. Louis Securities, Inc., First Tennessee Bank, First
Tennessee Brokerage, Inc., First Wall Street Corporation, First Western Securities Inc., FirstMerit Securities, Inc., FiServ Investor Services, Inc., Flagstar Bank, FSB, Florida Investment Advisers, Flushing Savings Bank, FSB, FMN Capital Corporation, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Folger
Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Founders Financial Securities, LLC., Fox and Company, Franklin Bank, Franklin/Templeton Dist., Inc., Freedom Financial, Inc., Fremont Bank, Frontier Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Gateway Bank and Trust Company, Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group, L.L.C., Girard Securities Inc., Global Brokerage Services, Gold Coast Securities, Inc., Golden One Credit Union, Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital, Inc., Greenberg Financial Group, Gregory J Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisers, Inc., H. Beck, Inc., H.D.Vest Investment Services, Haas Financial Products, Inc., Hancock Bank, Hancock Investments Services, Harbor Financial Services, LLC., Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Harvest Capital LLC, Hawthorne Securities Corp., Hazard & Siegel, Inc., Hazlett, Burt & Watson, Inc., HBW Securities, LLC, HCSB, Heartland Investment Associates, Inc., Heim & Young Securities, Inc., Heim Young & Associates, Inc., Hibernia Investments, LLC, Hibernia National Bank, High Country Bank, High Ridge Insurance Services, Hilliard Lyons, HNB National Bank, Home Savings & Loan Company of Youngstown, Home Savings Bank, Horizon Bank, Hornor, Townsend & Kent, Inc., Horwitz & Associates, Inc., Howe Barnes Investments, Inc., HRC Investment Services, Inc., HSBC Bank USA, National Associates, HSBC International, HSBC Securities (USA) Inc., Huntingdon
Securities Corp., Huntington Investment Co., Huntington National Bank,
Huntington Valley Bank, Huntleigh Securities Corp., IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corp., IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Financial Securities Inc., Independent Financial Group, LLC., Indiana Merchant Banking & Brokerage, Infinex Investment, Inc., Infinity Securities, Co., Inc., ING Financial Advisors, LLC, ING Financial Partners, Innovative Solutions,
Integrated Financial Inc., Intercarolina Financial Services, Inc., Interpacific Investor Services, InterSecurities, Inc., INTRUST Bank, NA., Intrust Brokerage Inc., Invesmart Securities, LLC., INVEST Financial Corporation, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Management Corp., Investment Network, Inc., Investment Planners, Inc.,
Investment Professionals, Inc., Investment Security Corp., Investors Capital Corp., Investors Resources Group, Inc., Iowa State Bank, ISG Equity Sales Corporation, J.B. Hanauer & Co., J.J.B Hilliard, W.L.Lyons LLC., J.P. Turner & Co., J.W. Cole Financial, Inc., Jack V Butterfield Investment Co., Jackson Securities, LLC., Jacksonville Savings Bank, James C. Butterfield, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp., Jesup & Lamont Securities Corp., JHW Financial Services, Inc., JHW Securities, JJB Hilliard/WL Lyons, Inc., Jones Bains Sides Investments Group, Joseph James Financial Services, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Keesler Federal Credit Union, Kern National Federal Credit Union, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., Key Investor Services, KeyBank, NA., KeyPoint Credit Union, Kinecta Credit Union, Kirkwood Bank & Trust Co., KleinBank, KMS Financial Services, Inc., Kovack Securities, Inc., L.F. Financial, LLC., L.M. Kohn & Company, LaBrunerie
Financial Services, Inc., Lake Area Bank, Lake Community Bank, Landmark Credit Union, Lara, Shull & May, LTD., LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Lawrence Jorgenson, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legends Bank, Legg Mason/Citigroup Global Market, Leigh Baldwin & Co., LLC., Leonard & Company, Lesko Securities Inc., Leumi Investment Services, Inc., Lexington Investment
Co., Inc., LFA, Liberty Group, LLC., Liberty Securities Corporation, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger, LOC Federal Credit Union, Lockheed Federal Credit Union, Lombard Securities, Inc., Long Island Financial Group, Lord, Abbett &
Co., Lowell & Company, Inc., LPL Financial, M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc., M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M. Griffith, Inc., M.L. Stern & Co. Inc., Madison Avenue Securities, Inc., Madison Bank & Trust, Main Street Securities, LLC., Manarin Securities Corp., Manna Financial Services Corp., Mascoma Savings Bank, Mass Institute of Technology Credit Union, Mass Mutual, Maxim Group LLC., McGinn, Smith & Co., Inc., McNally Financial Services Corp.; Means Investment Co., Inc., Medallion Equities, Inc., Medallion Investment Services Inc., Mercantile Bank, Mercantile Brokerage Services Inc., Mercantile Trust & Savings Bank, Merrill Lynch Inc., Merrimac Corporate Securities, Inc., Mesirow Financial, Inc.,
MetLife Securities, Inc., MFS Fund Distributors, Inc., MICG Investment Management, Michigan Catholic Credit Union, Michigan Securities, Inc., Mid Atlantic Capital Corp., MidAmerica Financial Services Inc., Mid-Atlantic Securities, Inc., Midwestern Sec Trading CO, LLC., Milkie/Ferguson Investments, Mission Federal Credit Union, MMC Securities Corp., MML Investor Services, Inc., Moloney Securities Co., Inc., Money Concepts Capital Corp, Money Management Advisory Inc., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Peabody, Inc., Morgan Stanley & Co., Inc., MSCS Financial Services, LLC., MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services., Inc., Mutual Funds Assoc., Inc., Mutual Securities, Inc., Mutual Service Corp., NatCity Investments, National Bank & Trust, National City Bank of Midwest, National Financial Services Corp., National Investors Services, National Pension & Group Consultant, National Planning Corporation, National Securities Corp., Nations Financial Group, Inc., Nationwide Investment Service Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Financial Services, NBC Securities, Inc., NBT Bank, Neidiger, Tucker, Bruner, Inc., Nelson Securities, Inc., Networth Strategic, New England Securities Corp., New Horizon Asset Management Group, LLC., NewAlliance Bank, NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, NFB Investment Services Corp., NFP Securities, Inc., NIA Securities,
LLC., Nodaway Valley

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                                                                           5

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Bank, Nollenberger Capital Partners, North Ridge Securities Corp., Northeast
Securities, Inc., Northern Trust Company, Northern Trust Securities, Inc., Northridge Capital Corp., Northwestern Mutual Investment Services, Inc., Nutmeg Securities, Ltd., NYLIFE Securities Inc., O.N. Equity Sales Co., Oak Tree Securities, Inc., Oakbrook Financial Group, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corp., Ohio National Equities, Inc., O'Keefe Shaw & Company, Old National Bank, ON Equity Sales Co., OneAmerica Securities Inc., Oppenheimer and Co., Inc., Orange County Teachers Federal Credit Union, P & A Financial Sec's Inc., Pacific Cascade Federal Credit Union, Pacific Financial Assoc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Paragon Bank & Trust, Park Avenue Securities, Parsonex Securities, Inc., Partnervest Securities, Inc., Patapsco Bank, Patelco Credit Union, Paulson Investment Company Inc., Peachtree Capital Corporation, Penn Plaza Brokerage, Pension Planners Securities Inc., Pentagon Federal Credit Union, Peoples Bank, Peoples Community Bank, Peoples Securities, Inc., Peoples United Bank, PFIC Securities Corp, Pillar Financial Services, Pimco Funds, PlanMember Securities Corp., PMK Securities & Research Inc., PNC Bank Corp., PNC Investments LLC., Premier America Credit Union, Prime Capital Services, Inc., PrimeSolutions Securities, Inc, PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Protected Investors of America, Provident Bank, Provident Savings Bank, F.S.B., Pruco Securities Corp., Purshe, Kaplin & Sterling, Putnam Investments, Putnam Savings Bank, QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Quest Tar, Questar Capital Corp., R.M. Stark & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corp., RBC Centura Bank, RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Discount Securities, Inc., Regal Securities, Inc., Regency Securities Inc., Regions Bank, Reliance Securities, LLC., Resource Horizons Group, LLC., R-G Crown Bank, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, RiverStone Wealth Management, Inc., RNR Securities LLC., Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Assoc., Inc., Rothschild Investment Corp., Royal Alliance Associates, Inc., Royal Securities Company, Rushmore Securities Corp., Rydex Distributors, Inc., S F Police Credit Union, S.C. Parker & Co., Inc., Sage, Rutty & Co., Inc., Sammons Securities Company LLC., San Mateo County Employees Credit Union, Sanders Morris Harris Inc., Sandy Spring Bank, Sawtooth Securities, LLC., Saxony Securities, Inc., SCF Securities, Inc., School Employees Credit Union, Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Seacoast National Bank, Securian Financial Services, Securities America, Inc., Securities Equity Group, Securities Service Network, Inc., Security Service Federal Credit Union, Shields & Company, Sicor Securities Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Silicone Valley Securities, SMH Capital, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC., Source Capital Group, Inc., South Carolina Bank & Trust, South Valley Bank & Trust, South Valley Wealth Management, Southeast Investments NA Inc., Southern MO Bank of Marshfield, SouthTrust Securities, Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital, Inc., Spelman & Co., Inc., Spire Securities, LLC., Stanford Group Company, Stephen A. Kohn & Associates, Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stock Depot Inc, Stockcross, Inc., Stofan, Agazzi & Company, Inc., Strand Atkinson Williams York, Strategic Alliance Corp., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, LLC., SunAmerica, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Superior Bank, Surrey Bank & Trust, Susquehanna Bank, SWBC Investment Company, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group, Synovus Securities, T.J. Raney & Sons, Inc., Taylor Securities, Inc., TD Bancnorth, National Assoc., TD Waterhouse Investor Services, Inc., Technology Credit Union, Telesis Community Credit Union, Telhio Credit Union, TFS Securities, Inc., The Advisors Group, Inc., The Capital Group Sec. Inc., The Concord Equity Group, LLC., The Golden 1 Credit Union, The Huntington Investment Co., The Huntington Investment Company, The Legend Gray, Thomasville National Bank, Thoroughbred Financial Services, LLC., Thrasher & Company, Thrivent Investment Management, Inc., Thurston, Springer, Miller, Her, TierOne Bank, TimeCapital Securities Corp., Tower Square Securities, Inc., TradeStar Investments, Inc., Transamerica Financial Advisor, TransWest Credit Union, Tri Counties Bank, Triad Advisors, Inc., Tri-County Financial Group, Inc., Triequa Capital Corporation, Triune Capital Advisors, Troy Bank & Trust, Trustmark National Bank, Trustmont Financial Group Inc., U.S Bank, UBS Financial Services, Inc., UBS International; UBS Private Banking, UMB Bank, UMB Financial Services, Inc., UMB Scout Brokerage Services, Union Bank, Union Bank & Trust, Union Bank Company, Union Bank of California, N.A., Union Bank of Chandler, Union Capital Company, Union Savings Bank, UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, United Securities Alliance Inc., Univest Investments, Inc., US Alliance Credit Union, US Bancorp Investments, US Bank, N.A., USA Financial Securities Corp., USAllianz Securities, Inc., USI Securities, UVest Financial Services, V.B.C. Securities, VALIC Financial Advisors, Inc., ValMark Securities, Van Kampen Investments, Inc., VanDerbilt Securities, LLC., Veritrust Financial, LLC., VFinance Investments, Inc., Vinson Assoc., Vision Bank, Vision Invstmnt Services, Inc., Vision Securities, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., VYstar Credit Union, Waccamaw Bank, Wachovia Bank, Wachovia Securities Inc. Financial Network, Wachovia Securities ISG, Wachovia Securities LLC., Waddell & Reed, Inc., Wakulla Bank, Wald Group, Wall Street Electronica, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WAMU, WaMu Investments, Inc., Washington Mutual, Wasserman & Associates, Waterstone Financial Group, Wayne Hummer Investments LLC., Wayne Savings Community Bank, Wealth Management Services, Webster Bank, Webster Investments, Wedbush Morgan Securities Inc., Weitzel Financial Services Inc., Wells Fargo Investments, Wells Fargo Securities Independent, Wells Federal Bank, Wellstone Securities, LLC., WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Credit Union, Wescom Financial Services, West Alabama

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Bank & Trust, West Coast Bank, Westamerica Bank, Western Federal Credit Union,
Western International Securities, Westfield Bakerink Brozak LLC., Westminster Financial Investment, Westminster Financial Securities, Inc., Westport Securities, L.L.C., WFG Securities Corp., Whitney National Bank, Whitney Securities, LLC., Wilbank Securities, Wiley Bros.-Aintree Capital, William C. Burnside & Company, Wilmington Brokerage Services, Wilmington Trust Co., Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc., Woodforest National Bank, Woodlands Securities Corp., Woodmen Financial Services Inc., Woodstock Financial Group, Inc., Workman Securities Corp., World Equity Group Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc., XCU Capital Corp., Inc., Xerox Credit Union, Zeigler Investment Services.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1 + T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge, if applicable, and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd + 1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the

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base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

8

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.496          $12.009          $10.679           $9.745
  Accumulation Unit Value at end of
   period                                     $8.622          $12.496          $12.009          $10.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,955            1,451              623              154
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.425          $11.965          $10.661           $9.741
  Accumulation Unit Value at end of
   period                                     $8.556          $12.425          $11.965          $10.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              202              117               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.390          $11.943          $10.652           $9.740
  Accumulation Unit Value at end of
   period                                     $8.523          $12.390          $11.943          $10.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    155              152               76                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.320          $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                     $8.458          $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,548            1,417              855              363
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.320          $11.899          $10.634           $9.736
  Accumulation Unit Value at end of
   period                                     $8.458          $12.320          $11.899          $10.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,548            1,417              855              363
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.833          $10.607           $9.731
  Accumulation Unit Value at end of
   period                                     $8.361          $12.215          $11.833          $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              162              119               53
ALLIANCEBERNSTEIN VPS GLOBAL RESEARCH
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.090          $13.608          $11.998          $10.000
  Accumulation Unit Value at end of
   period                                     $7.201          $15.090          $13.608          $11.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    122              122               58                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.010          $13.563          $11.982          $10.000
  Accumulation Unit Value at end of
   period                                     $7.148          $15.010          $13.563          $11.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                9                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.970          $13.540          $11.974          $10.000
  Accumulation Unit Value at end of
   period                                     $7.122          $14.970          $13.540          $11.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               10                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.890          $13.495          $11.958          $10.000
  Accumulation Unit Value at end of
   period                                     $7.070          $14.890          $13.495          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               89               68               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.890          $13.495          $11.958          $10.000
  Accumulation Unit Value at end of
   period                                     $7.070          $14.890          $13.495          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               89               68               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.772          $13.428          $11.934          $10.000
  Accumulation Unit Value at end of
   period                                     $6.993          $14.772          $13.428          $11.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                7               10                8

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.530          $10.372                -                -
  Accumulation Unit Value at end of
   period                                     $5.312          $10.530                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    392               15                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.524          $10.369                -                -
  Accumulation Unit Value at end of
   period                                     $5.299          $10.524                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.521          $10.367                -                -
  Accumulation Unit Value at end of
   period                                     $5.292          $10.521                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56                4                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.515          $10.364                -                -
  Accumulation Unit Value at end of
   period                                     $5.279          $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               11                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.515          $10.364                -                -
  Accumulation Unit Value at end of
   period                                     $5.279          $10.515                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               11                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.506          $10.360                -                -
  Accumulation Unit Value at end of
   period                                     $5.258          $10.506                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16                6                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.448          $14.800          $11.080           $9.323
  Accumulation Unit Value at end of
   period                                     $7.134          $15.448          $14.800          $11.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,128            5,588            3,064              842
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.360          $14.746          $11.061           $9.319
  Accumulation Unit Value at end of
   period                                     $7.080          $15.360          $14.746          $11.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    763              654              641              373
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.317          $14.719          $11.052           $9.318
  Accumulation Unit Value at end of
   period                                     $7.052          $15.317          $14.719          $11.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    677              569              323              101
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.230          $14.665          $11.034           $9.314
  Accumulation Unit Value at end of
   period                                     $6.998          $15.230          $14.665          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,171            3,789            3,126            1,490
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.230          $14.665          $11.034           $9.314
  Accumulation Unit Value at end of
   period                                     $6.998          $15.230          $14.665          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,171            3,789            3,126            1,490
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.101          $14.584          $11.006           $9.310
  Accumulation Unit Value at end of
   period                                     $6.918          $15.101          $14.584          $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              399              307              158
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $11.951          $10.586           $9.420
  Accumulation Unit Value at end of
   period                                     $7.619          $11.995          $11.951          $10.586
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              647              340               95

10

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.927          $11.907          $10.568           $9.417
  Accumulation Unit Value at end of
   period                                     $7.561          $11.927          $11.907          $10.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               36               32               24
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $11.885          $10.559           $9.415
  Accumulation Unit Value at end of
   period                                     $7.532          $11.893          $11.885          $10.559
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97               93               51               29
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.826          $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                     $7.474          $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              465              311              179
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.826          $11.842          $10.542           $9.412
  Accumulation Unit Value at end of
   period                                     $7.474          $11.826          $11.842          $10.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              465              311              179
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.726          $11.777          $10.515           $9.407
  Accumulation Unit Value at end of
   period                                     $7.388          $11.726          $11.777          $10.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90              102               44                5
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.711          $12.361          $10.332           $9.634
  Accumulation Unit Value at end of
   period                                     $6.829          $11.711          $12.361          $10.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,917            3,035            1,625              458
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.645          $12.316          $10.314           $9.631
  Accumulation Unit Value at end of
   period                                     $6.777          $11.645          $12.316          $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    483              440              391              226
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.612          $12.293          $10.306           $9.629
  Accumulation Unit Value at end of
   period                                     $6.751          $11.612          $12.293          $10.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    340              287              198               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.546          $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                     $6.699          $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,421            2,096            1,665              803
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.546          $12.248          $10.288           $9.626
  Accumulation Unit Value at end of
   period                                     $6.699          $11.546          $12.248          $10.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,421            2,096            1,665              803
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.448          $12.181          $10.263           $9.621
  Accumulation Unit Value at end of
   period                                     $6.622          $11.448          $12.181          $10.263
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221              202              154               92
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.515          $12.517          $11.363           $9.570
  Accumulation Unit Value at end of
   period                                     $8.223          $14.515          $12.517          $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,741           11,755            5,407              838
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.433          $12.471          $11.344           $9.566
  Accumulation Unit Value at end of
   period                                     $8.160          $14.433          $12.471          $11.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    992            1,022              835              428

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.392          $12.448          $11.334           $9.565
  Accumulation Unit Value at end of
   period                                     $8.129          $14.392          $12.448          $11.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,021              485               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.311          $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                     $8.067          $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,616            7,436            5,134            1,764
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.311          $12.403          $11.315           $9.562
  Accumulation Unit Value at end of
   period                                     $8.067          $14.311          $12.403          $11.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,616            7,436            5,134            1,764
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.189          $12.334          $11.287           $9.557
  Accumulation Unit Value at end of
   period                                     $7.974          $14.189          $12.334          $11.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              585              420              119
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.560           $9.648                -                -
  Accumulation Unit Value at end of
   period                                     $5.543           $9.560                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                4                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.555           $9.645                -                -
  Accumulation Unit Value at end of
   period                                     $5.529           $9.555                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.552           $9.644                -                -
  Accumulation Unit Value at end of
   period                                     $5.522           $9.552                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.641                -                -
  Accumulation Unit Value at end of
   period                                     $5.508           $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.547           $9.641                -                -
  Accumulation Unit Value at end of
   period                                     $5.508           $9.547                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.539           $9.637                -                -
  Accumulation Unit Value at end of
   period                                     $5.487           $9.539                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.365          $12.351          $10.417           $9.551
  Accumulation Unit Value at end of
   period                                     $6.990          $12.365          $12.351          $10.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,327            2,779            1,558              445
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.295          $12.305          $10.400           $9.547
  Accumulation Unit Value at end of
   period                                     $6.937          $12.295          $12.305          $10.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    472              438              409              226
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.260          $12.283          $10.391           $9.546
  Accumulation Unit Value at end of
   period                                     $6.910          $12.260          $12.283          $10.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              270              194               59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.190          $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                     $6.857          $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,381            2,157            1,680              859

12

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.190          $12.238          $10.374           $9.542
  Accumulation Unit Value at end of
   period                                     $6.857          $12.190          $12.238          $10.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,381            2,157            1,680              859
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.087          $12.170          $10.348           $9.537
  Accumulation Unit Value at end of
   period                                     $6.779          $12.087          $12.170          $10.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212              215              169               90
FIDELITY VIP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.071          $11.238          $10.667           $9.560
  Accumulation Unit Value at end of
   period                                     $7.329          $14.071          $11.238          $10.667
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,165            1,078              611              117
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.991          $11.197          $10.649           $9.557
  Accumulation Unit Value at end of
   period                                     $7.273          $13.991          $11.197          $10.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98              119              101               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.952          $11.176          $10.640           $9.555
  Accumulation Unit Value at end of
   period                                     $7.245          $13.952          $11.176          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119              103               64               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.873          $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                     $7.190          $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    707              762              526              182
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.873          $11.135          $10.622           $9.552
  Accumulation Unit Value at end of
   period                                     $7.190          $13.873          $11.135          $10.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    707              762              526              182
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.755          $11.074          $10.595           $9.547
  Accumulation Unit Value at end of
   period                                     $7.108          $13.755          $11.074          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               72               50               20
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.212          $12.465          $11.218           $9.325
  Accumulation Unit Value at end of
   period                                     $8.485          $14.212          $12.465          $11.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,804            2,610            1,683              273
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.132          $12.419          $11.199           $9.322
  Accumulation Unit Value at end of
   period                                     $8.420          $14.132          $12.419          $11.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    271              272              240              127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.092          $12.396          $11.190           $9.320
  Accumulation Unit Value at end of
   period                                     $8.388          $14.092          $12.396          $11.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    279              241              151               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.012          $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                     $8.324          $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,600            1,788            1,416              487
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.012          $12.351          $11.171           $9.317
  Accumulation Unit Value at end of
   period                                     $8.324          $14.012          $12.351          $11.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,600            1,788            1,416              487
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.893          $12.283          $11.143           $9.312
  Accumulation Unit Value at end of
   period                                     $8.228          $13.893          $12.283          $11.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              185              154               39

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.480          $11.973          $10.440           $8.960
  Accumulation Unit Value at end of
   period                                     $6.010          $12.480          $11.973          $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    253              277               93               13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.410          $11.929          $10.423           $8.957
  Accumulation Unit Value at end of
   period                                     $5.964          $12.410          $11.929          $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12               15                6                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.374          $11.907          $10.414           $8.955
  Accumulation Unit Value at end of
   period                                     $5.941          $12.374          $11.907          $10.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               19               11                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.304          $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                     $5.896          $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127              160               59               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.304          $11.864          $10.397           $8.952
  Accumulation Unit Value at end of
   period                                     $5.896          $12.304          $11.864          $10.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127              160               59               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.200          $11.798          $10.371           $8.947
  Accumulation Unit Value at end of
   period                                     $5.828          $12.200          $11.798          $10.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               19                9                6
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.258           $1.193           $1.090           $1.007
  Accumulation Unit Value at end of
   period                                     $0.850           $1.258           $1.193           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,626            8,516            5,767            2,160
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.244           $1.182           $1.083           $1.002
  Accumulation Unit Value at end of
   period                                     $0.839           $1.244           $1.182           $1.083
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    874              891              852              459
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.442           $5.178           $4.746           $4.394
  Accumulation Unit Value at end of
   period                                     $3.667           $5.442           $5.178           $4.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    194              193              187               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.255           $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                     $0.844           $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,416            9,719            8,334            4,111
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.255           $1.196           $1.098           $1.018
  Accumulation Unit Value at end of
   period                                     $0.844           $1.255           $1.196           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,416            9,719            8,334            4,111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.271           $5.040           $4.643           $4.313
  Accumulation Unit Value at end of
   period                                     $3.534           $5.271           $5.040           $4.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    262              324              249              113
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.521                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $7.394                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    194                -                -                -

14

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.519                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $7.391                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.518                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $7.389                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.517                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $7.385                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.517                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $7.385                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.514                -                -                -(a)
  Accumulation Unit Value at end of
   period                                     $7.380                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15                -                -                -
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.256           $1.172           $1.055           $0.967
  Accumulation Unit Value at end of
   period                                     $0.779           $1.256           $1.172           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94,723          104,893           68,608           17,391
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.242           $1.162           $1.047           $0.961
  Accumulation Unit Value at end of
   period                                     $0.769           $1.242           $1.162           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,434           17,769           17,359            9,193
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.505           $1.409           $1.271           $1.168
  Accumulation Unit Value at end of
   period                                     $0.930           $1.505           $1.409           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,469            8,928            5,996            1,913
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.359           $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                     $0.839           $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64,121           71,596           62,138           28,921
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.359           $1.275           $1.153           $1.060
  Accumulation Unit Value at end of
   period                                     $0.839           $1.359           $1.275           $1.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64,121           71,596           62,138           28,921
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.457           $1.372           $1.244           $1.146
  Accumulation Unit Value at end of
   period                                     $0.897           $1.457           $1.372           $1.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,434            6,100            5,311            2,708
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.748           $1.633           $1.373           $1.274
  Accumulation Unit Value at end of
   period                                     $1.168           $1.748           $1.633           $1.373
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90,204           79,772           37,177            6,880
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.729           $1.619           $1.363           $1.267
  Accumulation Unit Value at end of
   period                                     $1.153           $1.729           $1.619           $1.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,967            7,388            6,183            3,127
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.122           $3.863           $3.257           $3.028
  Accumulation Unit Value at end of
   period                                     $2.745           $4.122           $3.863           $3.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,759            2,918            1,248              303

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.647           $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                     $1.095           $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56,893           56,269           37,882           14,251
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.647           $1.547           $1.306           $1.216
  Accumulation Unit Value at end of
   period                                     $1.095           $1.647           $1.547           $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56,893           56,269           37,882           14,251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.992           $3.761           $3.186           $2.972
  Accumulation Unit Value at end of
   period                                     $2.645           $3.992           $3.761           $3.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,956            1,864            1,109              303
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.521           $1.438           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.071           $1.521           $1.438           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,908            6,041            3,026              911
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.508           $1.429           $1.199           $1.151
  Accumulation Unit Value at end of
   period                                     $1.060           $1.508           $1.429           $1.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    611              562              441              203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.502           $1.425           $1.197           $1.149
  Accumulation Unit Value at end of
   period                                     $1.054           $1.502           $1.425           $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    676              520              437              111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.489           $1.416           $1.191           $1.146
  Accumulation Unit Value at end of
   period                                     $1.044           $1.489           $1.416           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,565            3,480            2,592              934
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.489           $1.416           $1.191           $1.146
  Accumulation Unit Value at end of
   period                                     $1.044           $1.489           $1.416           $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,565            3,480            2,592              934
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.471           $1.402           $1.184           $1.141
  Accumulation Unit Value at end of
   period                                     $1.027           $1.471           $1.402           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    381              376              330              102
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.334           $1.172           $1.081           $0.954
  Accumulation Unit Value at end of
   period                                     $0.775           $1.334           $1.172           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750              942              576              198
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.162           $1.073           $0.949
  Accumulation Unit Value at end of
   period                                     $0.765           $1.320           $1.162           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               37               13                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.307           $1.152           $1.066           $0.943
  Accumulation Unit Value at end of
   period                                     $0.757           $1.307           $1.152           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    482              133               40               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.290           $1.139           $1.056           $0.935
  Accumulation Unit Value at end of
   period                                     $0.746           $1.290           $1.139           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    847              377              187               89
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.290           $1.139           $1.056           $0.935
  Accumulation Unit Value at end of
   period                                     $0.746           $1.290           $1.139           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    847              377              187               89

16

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.270           $1.125           $1.046           $0.928
  Accumulation Unit Value at end of
   period                                     $0.732           $1.270           $1.125           $1.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                4                -                -
HARTFORD GLOBAL ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.478           $1.282           $1.192           $1.104
  Accumulation Unit Value at end of
   period                                     $0.986           $1.478           $1.282           $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,481            1,436              713              199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.462           $1.271           $1.184           $1.098
  Accumulation Unit Value at end of
   period                                     $0.973           $1.462           $1.271           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135              186              197               67
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.309           $2.010           $1.873           $1.739
  Accumulation Unit Value at end of
   period                                     $1.536           $2.309           $2.010           $1.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    173              275              207                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.488           $1.297           $1.212           $1.126
  Accumulation Unit Value at end of
   period                                     $0.988           $1.488           $1.297           $1.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,294            1,278              900              428
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.488           $1.297           $1.212           $1.126
  Accumulation Unit Value at end of
   period                                     $0.988           $1.488           $1.297           $1.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,294            1,278              900              428
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.237           $1.956           $1.833           $1.707
  Accumulation Unit Value at end of
   period                                     $1.480           $2.237           $1.956           $1.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               77               62               19
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.486                -                -                -(b)
  Accumulation Unit Value at end of
   period                                     $6.174                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.482                -                -                -(b)
  Accumulation Unit Value at end of
   period                                     $6.163                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.481                -                -                -(b)
  Accumulation Unit Value at end of
   period                                     $6.158                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.477                -                -                -(b)
  Accumulation Unit Value at end of
   period                                     $6.148                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.477                -                -                -(b)
  Accumulation Unit Value at end of
   period                                     $6.148                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.472                -                -                -(b)
  Accumulation Unit Value at end of
   period                                     $6.132                -                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.746           $1.412           $1.252           $1.106
  Accumulation Unit Value at end of
   period                                     $0.820           $1.746           $1.412           $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,024            2,875            1,310              374
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.400           $1.243           $1.100
  Accumulation Unit Value at end of
   period                                     $0.810           $1.727           $1.400           $1.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    258              292              272              182
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.573           $2.087           $1.855           $1.643
  Accumulation Unit Value at end of
   period                                     $1.205           $2.573           $2.087           $1.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177              218              130               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.518           $2.047           $1.823           $1.616
  Accumulation Unit Value at end of
   period                                     $1.177           $2.518           $2.047           $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,182            1,313              774              321
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.518           $2.047           $1.823           $1.616
  Accumulation Unit Value at end of
   period                                     $1.177           $2.518           $2.047           $1.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,182            1,313              774              321
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.492           $2.032           $1.815           $1.613
  Accumulation Unit Value at end of
   period                                     $1.162           $2.492           $2.032           $1.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              335              239               12
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.549           $1.342           $1.298           $1.150
  Accumulation Unit Value at end of
   period                                     $0.892           $1.549           $1.342           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,542            4,230            3,207            1,345
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.533           $1.330           $1.289           $1.144
  Accumulation Unit Value at end of
   period                                     $0.880           $1.533           $1.330           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              481              513              378
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.523           $1.323           $1.284           $1.140
  Accumulation Unit Value at end of
   period                                     $0.874           $1.523           $1.323           $1.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    650              566              476              231
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.506           $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                     $0.862           $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,595            3,830            3,384            1,588
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.506           $1.311           $1.274           $1.133
  Accumulation Unit Value at end of
   period                                     $0.862           $1.506           $1.311           $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,595            3,830            3,384            1,588
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.482           $1.294           $1.261           $1.124
  Accumulation Unit Value at end of
   period                                     $0.846           $1.482           $1.294           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    314              302              236              113
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.067           $1.612           $1.456           $1.164
  Accumulation Unit Value at end of
   period                                     $1.110           $2.067           $1.612           $1.456
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,126           16,951            8,227            1,580

18

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.044           $1.598           $1.446           $1.158
  Accumulation Unit Value at end of
   period                                     $1.096           $2.044           $1.598           $1.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,152            1,699            1,168              484
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.032           $1.590           $1.440           $1.154
  Accumulation Unit Value at end of
   period                                     $1.088           $2.032           $1.590           $1.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,299            1,719              552              144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.009           $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                     $1.074           $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,857           12,582            8,936            2,551
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.009           $1.575           $1.429           $1.147
  Accumulation Unit Value at end of
   period                                     $1.074           $2.009           $1.575           $1.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,857           12,582            8,936            2,551
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.977           $1.555           $1.415           $1.137
  Accumulation Unit Value at end of
   period                                     $1.053           $1.977           $1.555           $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,202            1,023              813              408
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.390           $1.368           $1.245           $1.192
  Accumulation Unit Value at end of
   period                                     $1.028           $1.390           $1.368           $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,960            7,997            3,516              886
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.375           $1.356           $1.236           $1.186
  Accumulation Unit Value at end of
   period                                     $1.014           $1.375           $1.356           $1.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    787              766              625              423
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.424           $1.406           $1.283           $1.231
  Accumulation Unit Value at end of
   period                                     $1.050           $1.424           $1.406           $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    846              890              522               59
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.394           $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                     $1.025           $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,932            4,936            3,286            1,298
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.394           $1.379           $1.261           $1.211
  Accumulation Unit Value at end of
   period                                     $1.025           $1.394           $1.379           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,932            4,936            3,286            1,298
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.380           $1.369           $1.255           $1.209
  Accumulation Unit Value at end of
   period                                     $1.012           $1.380           $1.369           $1.255
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    468              428              370              167
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.111           $0.974           $0.904
  Accumulation Unit Value at end of
   period                                     $0.719           $1.156           $1.111           $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,297            4,871            3,277              775
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.143           $1.102           $0.967           $0.899
  Accumulation Unit Value at end of
   period                                     $0.709           $1.143           $1.102           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              224              219              118
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.529           $5.333           $4.686           $4.360
  Accumulation Unit Value at end of
   period                                     $3.427           $5.529           $5.333           $4.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              149              203               17

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                     $0.743           $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            4,105            4,061            1,171
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.160           $1.022           $0.952
  Accumulation Unit Value at end of
   period                                     $0.743           $1.201           $1.160           $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            4,105            4,061            1,171
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.355           $5.191           $4.584           $4.279
  Accumulation Unit Value at end of
   period                                     $3.303           $5.355           $5.191           $4.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    226              145              121               80
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.031           $1.658           $1.352           $1.174
  Accumulation Unit Value at end of
   period                                     $0.868           $2.031           $1.658           $1.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,564            9,485            5,257            1,381
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.009           $1.644           $1.343           $1.168
  Accumulation Unit Value at end of
   period                                     $0.857           $2.009           $1.644           $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,180            1,327            1,036              539
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.991           $1.630           $1.333           $1.160
  Accumulation Unit Value at end of
   period                                     $0.848           $1.991           $1.630           $1.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,426            1,412              526              251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.964           $1.612           $1.321           $1.151
  Accumulation Unit Value at end of
   period                                     $0.835           $1.964           $1.612           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,521            7,001            4,634            2,329
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.964           $1.612           $1.321           $1.151
  Accumulation Unit Value at end of
   period                                     $0.835           $1.964           $1.612           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,521            7,001            4,634            2,329
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.934           $1.592           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $0.820           $1.934           $1.592           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,276              854              773              328
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.733           $1.375           $1.118           $0.956
  Accumulation Unit Value at end of
   period                                     $0.989           $1.733           $1.375           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23,867           23,238           16,060            4,233
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.714           $1.363           $1.110           $0.951
  Accumulation Unit Value at end of
   period                                     $0.977           $1.714           $1.363           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,530            3,514            3,819            2,106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $3.195           $2.544           $2.074           $1.777
  Accumulation Unit Value at end of
   period                                     $1.819           $3.195           $2.544           $2.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,566            1,339            1,039              291
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.762           $1.406           $1.148           $0.985
  Accumulation Unit Value at end of
   period                                     $1.001           $1.762           $1.406           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,145           16,112           14,072            6,604
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.762           $1.406           $1.148           $0.985
  Accumulation Unit Value at end of
   period                                     $1.001           $1.762           $1.406           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,145           16,112           14,072            6,604

20

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.095           $2.477           $2.029           $1.744
  Accumulation Unit Value at end of
   period                                     $1.753           $3.095           $2.477           $2.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    772              762              686              383
HARTFORD INTERNATIONAL SMALL COMPANY HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.484           $2.305           $1.803           $1.525
  Accumulation Unit Value at end of
   period                                     $1.414           $2.484           $2.305           $1.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,007            4,561            2,415              445
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.457           $2.285           $1.791           $1.517
  Accumulation Unit Value at end of
   period                                     $1.396           $2.457           $2.285           $1.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    287              359              306              106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.435           $2.266           $1.778           $1.507
  Accumulation Unit Value at end of
   period                                     $1.381           $2.435           $2.266           $1.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    563              415              173               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.403           $2.241           $1.761           $1.495
  Accumulation Unit Value at end of
   period                                     $1.360           $2.403           $2.241           $1.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,233            3,021            2,001              621
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.403           $2.241           $1.761           $1.495
  Accumulation Unit Value at end of
   period                                     $1.360           $2.403           $2.241           $1.761
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,233            3,021            2,001              621
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.365           $2.213           $1.745           $1.484
  Accumulation Unit Value at end of
   period                                     $1.335           $2.365           $2.213           $1.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    412              381              175               61
HARTFORD LARGECAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.817           $9.532                -                -
  Accumulation Unit Value at end of
   period                                     $5.535           $9.817                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60                4                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.811           $9.529                -                -
  Accumulation Unit Value at end of
   period                                     $5.521           $9.811                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.809           $9.528                -                -
  Accumulation Unit Value at end of
   period                                     $5.514           $9.809                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.803           $9.525                -                -
  Accumulation Unit Value at end of
   period                                     $5.500           $9.803                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.803           $9.525                -                -
  Accumulation Unit Value at end of
   period                                     $5.500           $9.803                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.795           $9.521                -                -
  Accumulation Unit Value at end of
   period                                     $5.479           $9.795                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                -                -

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.798           $9.516                -                -
  Accumulation Unit Value at end of
   period                                     $5.148           $9.798                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               12                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.513                -                -
  Accumulation Unit Value at end of
   period                                     $5.135           $9.792                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.790           $9.512                -                -
  Accumulation Unit Value at end of
   period                                     $5.128           $9.790                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.784           $9.509                -                -
  Accumulation Unit Value at end of
   period                                     $5.115           $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.784           $9.509                -                -
  Accumulation Unit Value at end of
   period                                     $5.115           $9.784                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.776           $9.505                -                -
  Accumulation Unit Value at end of
   period                                     $5.095           $9.776                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                2                -                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.143           $1.104           $1.090
  Accumulation Unit Value at end of
   period                                     $1.197           $1.186           $1.143           $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81,226           21,284           10,710            2,387
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.173           $1.133           $1.097           $1.084
  Accumulation Unit Value at end of
   period                                     $1.182           $1.173           $1.133           $1.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,557            2,660            1,508              704
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.039           $1.971           $1.910           $1.888
  Accumulation Unit Value at end of
   period                                     $2.052           $2.039           $1.971           $1.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,452            1,723              582               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.183           $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                     $1.188           $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55,276           40,562           20,835            3,505
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.183           $1.146           $1.112           $1.101
  Accumulation Unit Value at end of
   period                                     $1.188           $1.183           $1.146           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55,276           40,562           20,835            3,505
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.975           $1.919           $1.868           $1.854
  Accumulation Unit Value at end of
   period                                     $1.978           $1.975           $1.919           $1.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,951            1,970            1,466              570
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.779           $1.575           $1.538                -
  Accumulation Unit Value at end of
   period                                     $1.044           $1.779           $1.575                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,968            7,740            1,175                -

22

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.760           $1.561           $1.526                -
  Accumulation Unit Value at end of
   period                                     $1.031           $1.760           $1.561                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    777              478               18                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.865           $2.544           $2.489                -
  Accumulation Unit Value at end of
   period                                     $1.677           $2.865           $2.544                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    692              410               24                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.991           $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                     $1.163           $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,631            2,891              488                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.991           $1.772           $1.735                -
  Accumulation Unit Value at end of
   period                                     $1.163           $1.991           $1.772                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,631            2,891              488                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.775           $2.477           $2.430                -
  Accumulation Unit Value at end of
   period                                     $1.616           $2.775           $2.477                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              236               48                -
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.391           $1.433           $1.357           $1.155
  Accumulation Unit Value at end of
   period                                     $0.860           $1.391           $1.433           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,745            6,001            4,955            2,263
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.376           $1.421           $1.347           $1.149
  Accumulation Unit Value at end of
   period                                     $0.849           $1.376           $1.421           $1.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,346            1,533            1,640              978
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.367           $1.413           $1.342           $1.145
  Accumulation Unit Value at end of
   period                                     $0.843           $1.367           $1.413           $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    712              755              666              484
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.352           $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                     $0.832           $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,513            6,238            6,342            4,908
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.352           $1.400           $1.332           $1.138
  Accumulation Unit Value at end of
   period                                     $0.832           $1.352           $1.400           $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,513            6,238            6,342            4,908
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.382           $1.319           $1.129
  Accumulation Unit Value at end of
   period                                     $0.816           $1.330           $1.382           $1.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,300            1,179              907              658
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.120           $9.330                -                -
  Accumulation Unit Value at end of
   period                                     $6.369           $9.120                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               10                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.115           $9.328                -                -
  Accumulation Unit Value at end of
   period                                     $6.353           $9.115                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.113           $9.326                -                -
  Accumulation Unit Value at end of
   period                                     $6.344           $9.113                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13                -                -                -

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.107           $9.324                -                -
  Accumulation Unit Value at end of
   period                                     $6.328           $9.107                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103                -                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.107           $9.324                -                -
  Accumulation Unit Value at end of
   period                                     $6.328           $9.107                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103                -                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.100           $9.320                -                -
  Accumulation Unit Value at end of
   period                                     $6.304           $9.100                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.126           $1.075           $0.949           $0.846
  Accumulation Unit Value at end of
   period                                     $0.633           $1.126           $1.075           $0.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,885            9,852            7,197            3,690
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.066           $0.942           $0.842
  Accumulation Unit Value at end of
   period                                     $0.625           $1.114           $1.066           $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,735            6,168            6,214            6,121
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.940           $6.649           $5.884           $5.258
  Accumulation Unit Value at end of
   period                                     $3.890           $6.940           $6.649           $5.884
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    328              300              207               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.161           $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                     $0.650           $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,817            7,952            7,222            4,752
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.161           $1.115           $0.989           $0.885
  Accumulation Unit Value at end of
   period                                     $0.650           $1.161           $1.115           $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,817            7,952            7,222            4,752
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.721           $6.472           $5.756           $5.161
  Accumulation Unit Value at end of
   period                                     $3.748           $6.721           $6.472           $5.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101              107              123               28
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.564           $1.512           $1.459           $1.449
  Accumulation Unit Value at end of
   period                                     $1.428           $1.564           $1.512           $1.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98,588           92,831           46,964           10,950
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.547           $1.498           $1.449           $1.441
  Accumulation Unit Value at end of
   period                                     $1.410           $1.547           $1.498           $1.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,710           13,240           11,051            6,008
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $3.312           $3.211           $3.108           $3.094
  Accumulation Unit Value at end of
   period                                     $3.016           $3.312           $3.211           $3.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,701            3,899            1,974              606
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.481           $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                     $1.346           $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,813           72,604           52,356           23,472
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.481           $1.438           $1.395           $1.391
  Accumulation Unit Value at end of
   period                                     $1.346           $1.481           $1.438           $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,813           72,604           52,356           23,472

24

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $3.208           $3.125           $3.041           $3.037
  Accumulation Unit Value at end of
   period                                     $2.906           $3.208           $3.125           $3.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,468            2,484            1,827              809
HARTFORD U.S. GOVERNMENT SECURITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.164           $1.129           $1.098           $1.095
  Accumulation Unit Value at end of
   period                                     $1.144           $1.164           $1.129           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69,083           65,677           30,216            6,242
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.152           $1.119           $1.090           $1.089
  Accumulation Unit Value at end of
   period                                     $1.129           $1.152           $1.119           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,512            9,118            6,708            3,292
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.145           $1.113           $1.086           $1.086
  Accumulation Unit Value at end of
   period                                     $1.121           $1.145           $1.113           $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,623            6,332            3,003              951
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.132           $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                     $1.106           $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48,393           43,327           28,823           11,236
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.132           $1.102           $1.078           $1.079
  Accumulation Unit Value at end of
   period                                     $1.106           $1.132           $1.102           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48,393           43,327           28,823           11,236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.114           $1.088           $1.067           $1.070
  Accumulation Unit Value at end of
   period                                     $1.085           $1.114           $1.088           $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,355            2,076            1,024
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.477           $1.371           $1.138           $1.056
  Accumulation Unit Value at end of
   period                                     $0.963           $1.477           $1.371           $1.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,574           12,023            2,287              580
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.461           $1.359           $1.131           $1.050
  Accumulation Unit Value at end of
   period                                     $0.951           $1.461           $1.359           $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,391              829              194               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.448           $1.348           $1.123           $1.043
  Accumulation Unit Value at end of
   period                                     $0.941           $1.448           $1.348           $1.123
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,633              900              151               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.429           $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                     $0.927           $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,010            6,778            3,227              651
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.429           $1.333           $1.112           $1.035
  Accumulation Unit Value at end of
   period                                     $0.927           $1.429           $1.333           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,010            6,778            3,227              651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.316           $1.102           $1.027
  Accumulation Unit Value at end of
   period                                     $0.910           $1.406           $1.316           $1.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,684            1,593              649              181

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.535           $1.657           $1.408           $1.253
  Accumulation Unit Value at end of
   period                                     $0.894           $1.535           $1.657           $1.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,790            8,045            5,218            1,055
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.518           $1.642           $1.398           $1.246
  Accumulation Unit Value at end of
   period                                     $0.883           $1.518           $1.642           $1.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    525              847              761              327
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.509           $1.634           $1.393           $1.242
  Accumulation Unit Value at end of
   period                                     $0.876           $1.509           $1.634           $1.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    821            1,080              760              225
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.492           $1.618           $1.382           $1.235
  Accumulation Unit Value at end of
   period                                     $0.865           $1.492           $1.618           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,762            4,625            4,231            1,566
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.492           $1.618           $1.382           $1.235
  Accumulation Unit Value at end of
   period                                     $0.865           $1.492           $1.618           $1.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,762            4,625            4,231            1,566
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.468           $1.597           $1.368           $1.225
  Accumulation Unit Value at end of
   period                                     $0.848           $1.468           $1.597           $1.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    735              522              619              359
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.647          $11.987          $10.577           $9.516
  Accumulation Unit Value at end of
   period                                     $8.918          $12.647          $11.987          $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              543              398               73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.575          $11.943          $10.560           $9.512
  Accumulation Unit Value at end of
   period                                     $8.850          $12.575          $11.943          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               67               58               39
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.540          $11.921          $10.551           $9.511
  Accumulation Unit Value at end of
   period                                     $8.816          $12.540          $11.921          $10.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               49               28                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.469          $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                     $8.748          $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              414              341              166
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.469          $11.878          $10.533           $9.508
  Accumulation Unit Value at end of
   period                                     $8.748          $12.469          $11.878          $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              414              341              166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.363          $11.812          $10.507           $9.503
  Accumulation Unit Value at end of
   period                                     $8.648          $12.363          $11.812          $10.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               46               23                7
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.837          $11.607          $10.249           $9.649
  Accumulation Unit Value at end of
   period                                     $8.637          $11.837          $11.607          $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              384              225               82

26

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.770          $11.564          $10.232           $9.646
  Accumulation Unit Value at end of
   period                                     $8.571          $11.770          $11.564          $10.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               63               45               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.736          $11.543          $10.224           $9.644
  Accumulation Unit Value at end of
   period                                     $8.538          $11.736          $11.543          $10.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               45               18               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.670          $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                     $8.473          $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    224              217              189              116
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.670          $11.500          $10.206           $9.641
  Accumulation Unit Value at end of
   period                                     $8.473          $11.670          $11.500          $10.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    224              217              189              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.571          $11.437          $10.181           $9.636
  Accumulation Unit Value at end of
   period                                     $8.376          $11.571          $11.437          $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               29               41               17
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.327          $10.790           $9.984           $9.568
  Accumulation Unit Value at end of
   period                                     $9.234          $11.327          $10.790           $9.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,681            1,403              887              130
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.263          $10.751           $9.967           $9.565
  Accumulation Unit Value at end of
   period                                     $9.163          $11.263          $10.751           $9.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              120               77               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.231          $10.731           $9.959           $9.563
  Accumulation Unit Value at end of
   period                                     $9.128          $11.231          $10.731           $9.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               84               33               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.167          $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                     $9.058          $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    865              778              450              170
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.167          $10.692           $9.942           $9.560
  Accumulation Unit Value at end of
   period                                     $9.058          $11.167          $10.692           $9.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    865              778              450              170
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.073          $10.633           $9.917           $9.555
  Accumulation Unit Value at end of
   period                                     $8.955          $11.073          $10.633           $9.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     85               96               68               25
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.868          $10.237           $9.590
  Accumulation Unit Value at end of
   period                                     $7.627          $12.136          $11.868          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,701            7,074            3,016              346
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.067          $11.824          $10.220           $9.587
  Accumulation Unit Value at end of
   period                                     $7.569          $12.067          $11.824          $10.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    425              476              436              212
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.033          $11.803          $10.211           $9.586
  Accumulation Unit Value at end of
   period                                     $7.540          $12.033          $11.803          $10.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    678              578              280               59

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.965          $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                     $7.482          $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,583            3,648            2,319              663
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.965          $11.759          $10.194           $9.582
  Accumulation Unit Value at end of
   period                                     $7.482          $11.965          $11.759          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,583            3,648            2,319              663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.863          $11.695          $10.168           $9.577
  Accumulation Unit Value at end of
   period                                     $7.397          $11.863          $11.695          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    269              264              154               45
LORD ABBETT LARGE-CAP CORE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.962          $11.847          $10.613          $10.000
  Accumulation Unit Value at end of
   period                                     $8.805          $12.962          $11.847          $10.613
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    318              198              112               32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.807          $10.599          $10.000
  Accumulation Unit Value at end of
   period                                     $8.741          $12.893          $11.807          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               30               39               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.858          $11.788          $10.592          $10.000
  Accumulation Unit Value at end of
   period                                     $8.709          $12.858          $11.788          $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               40               25                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.790          $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                     $8.645          $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              183              158               93
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.790          $11.748          $10.578          $10.000
  Accumulation Unit Value at end of
   period                                     $8.645          $12.790          $11.748          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              183              158               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.688          $11.690          $10.557          $10.000
  Accumulation Unit Value at end of
   period                                     $8.550          $12.688          $11.690          $10.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               45               49                3
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.665          $11.252          $10.570           $9.704
  Accumulation Unit Value at end of
   period                                     $6.803          $12.665          $11.252          $10.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,211            2,243            1,091              284
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.593          $11.210          $10.552           $9.700
  Accumulation Unit Value at end of
   period                                     $6.751          $12.593          $11.210          $10.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              292              255              153
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.557          $11.190          $10.543           $9.699
  Accumulation Unit Value at end of
   period                                     $6.725          $12.557          $11.190          $10.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    277              213              122               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.486          $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                     $6.674          $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,892            1,525            1,093              483

28

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.486          $11.149          $10.526           $9.695
  Accumulation Unit Value at end of
   period                                     $6.674          $12.486          $11.149          $10.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,892            1,525            1,093              483
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.380          $11.087          $10.499           $9.690
  Accumulation Unit Value at end of
   period                                     $6.597          $12.380          $11.087          $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    185              170              129               60
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.978          $13.329          $11.488           $9.615
  Accumulation Unit Value at end of
   period                                     $8.245          $13.978          $13.329          $11.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,315            7,494            3,241              329
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.899          $13.280          $11.469           $9.611
  Accumulation Unit Value at end of
   period                                     $8.182          $13.899          $13.280          $11.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              484              398              179
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.860          $13.256          $11.460           $9.610
  Accumulation Unit Value at end of
   period                                     $8.151          $13.860          $13.256          $11.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    771              633              265               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.781          $13.207          $11.440           $9.606
  Accumulation Unit Value at end of
   period                                     $8.088          $13.781          $13.207          $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,972            3,863            2,384              641
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.781          $13.207          $11.440           $9.606
  Accumulation Unit Value at end of
   period                                     $8.088          $13.781          $13.207          $11.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,972            3,863            2,384              641
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.664          $13.135          $11.412           $9.601
  Accumulation Unit Value at end of
   period                                     $7.996          $13.664          $13.135          $11.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    230              226              141               40
OPPENHEIMER MAIN STREET FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.205          $11.854          $10.449           $9.600
  Accumulation Unit Value at end of
   period                                     $7.405          $12.205          $11.854          $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    352              366              164               46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.136          $11.811          $10.432           $9.597
  Accumulation Unit Value at end of
   period                                     $7.349          $12.136          $11.811          $10.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               35               36               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.102          $11.789          $10.423           $9.595
  Accumulation Unit Value at end of
   period                                     $7.320          $12.102          $11.789          $10.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               24               11                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.033          $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                     $7.264          $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              307              223              123
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.033          $11.746          $10.406           $9.592
  Accumulation Unit Value at end of
   period                                     $7.264          $12.033          $11.746          $10.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              307              223              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.931          $11.681          $10.380           $9.587
  Accumulation Unit Value at end of
   period                                     $7.181          $11.931          $11.681          $10.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               38               31                8

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND(R) /VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.082          $12.394          $10.935           $9.307
  Accumulation Unit Value at end of
   period                                     $7.405          $12.082          $12.394          $10.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,991            3,701            1,913              371
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $12.349          $10.916           $9.304
  Accumulation Unit Value at end of
   period                                     $7.348          $12.013          $12.349          $10.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              434              376              172
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.979          $12.326          $10.907           $9.302
  Accumulation Unit Value at end of
   period                                     $7.320          $11.979          $12.326          $10.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    361              359              204               44
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.912          $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                     $7.264          $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,477            2,451            1,846              688
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.912          $12.281          $10.889           $9.299
  Accumulation Unit Value at end of
   period                                     $7.264          $11.912          $12.281          $10.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,477            2,451            1,846              688
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.811          $12.213          $10.862           $9.294
  Accumulation Unit Value at end of
   period                                     $7.181          $11.811          $12.213          $10.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              210              159               61
OPPENHEIMER MIDCAP FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.804          $11.260          $11.091           $9.491
  Accumulation Unit Value at end of
   period                                     $5.926          $11.804          $11.260          $11.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              107               61               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.737          $11.219          $11.072           $9.487
  Accumulation Unit Value at end of
   period                                     $5.881          $11.737          $11.219          $11.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               11                5                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.704          $11.198          $11.063           $9.486
  Accumulation Unit Value at end of
   period                                     $5.858          $11.704          $11.198          $11.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                9                7                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.637          $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                     $5.814          $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    108              114               72               41
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.637          $11.157          $11.045           $9.483
  Accumulation Unit Value at end of
   period                                     $5.814          $11.637          $11.157          $11.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    108              114               72               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.539          $11.096          $11.017           $9.478
  Accumulation Unit Value at end of
   period                                     $5.747          $11.539          $11.096          $11.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               21               25                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $18.556          $18.026          $17.155          $16.833
  Accumulation Unit Value at end of
   period                                    $12.691          $18.556          $18.026          $17.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,094            1,014              392               85

30

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.363          $17.874          $17.045          $16.747
  Accumulation Unit Value at end of
   period                                    $12.534          $18.363          $17.874          $17.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               60               55               35
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $18.257          $17.789          $16.980          $16.695
  Accumulation Unit Value at end of
   period                                    $12.449          $18.257          $17.789          $16.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95               75               21                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.282          $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                     $9.719          $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              459              260              116
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.282          $13.944          $13.336          $13.130
  Accumulation Unit Value at end of
   period                                     $9.719          $14.282          $13.944          $13.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              459              260              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.769          $17.400          $16.692          $16.467
  Accumulation Unit Value at end of
   period                                    $12.056          $17.769          $17.400          $16.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               56               16                4
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $37.839          $37.184          $33.329          $31.221
  Accumulation Unit Value at end of
   period                                    $24.942          $37.839          $37.184          $33.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               76               27               26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $37.446          $36.871          $33.114          $31.061
  Accumulation Unit Value at end of
   period                                    $24.633          $37.446          $36.871          $33.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                3                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $37.229          $36.695          $32.989          $30.964
  Accumulation Unit Value at end of
   period                                    $24.466          $37.229          $36.695          $32.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5                3                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.256          $11.117          $10.014           $9.412
  Accumulation Unit Value at end of
   period                                     $7.383          $11.256          $11.117          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              236              214               27
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.256          $11.117          $10.014           $9.412
  Accumulation Unit Value at end of
   period                                     $7.383          $11.256          $11.117          $10.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              236              214               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $36.234          $35.893          $32.430          $30.541
  Accumulation Unit Value at end of
   period                                    $23.693          $36.234          $35.893          $32.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                -                -
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $54.781          $58.976          $51.469          $47.731
  Accumulation Unit Value at end of
   period                                    $33.198          $54.781          $58.976          $51.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               47               26               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $54.211          $58.479          $51.138          $47.487
  Accumulation Unit Value at end of
   period                                    $32.787          $54.211          $58.479          $51.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                4                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $53.898          $58.200          $50.944          $47.339
  Accumulation Unit Value at end of
   period                                    $32.565          $53.898          $58.200          $50.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                7                4                -

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.104          $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                     $7.901          $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              147              119               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.104          $14.178          $12.435          $11.571
  Accumulation Unit Value at end of
   period                                     $7.901          $13.104          $14.178          $12.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    120              147              119               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $52.457          $56.928          $50.081          $46.691
  Accumulation Unit Value at end of
   period                                    $31.536          $52.457          $56.928          $50.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                1                1
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $26.230          $24.485          $19.393          $16.958
  Accumulation Unit Value at end of
   period                                    $14.533          $26.230          $24.485          $19.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,834            1,632            1,025              278
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $25.957          $24.278          $19.268          $16.871
  Accumulation Unit Value at end of
   period                                    $14.353          $25.957          $24.278          $19.268
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              237              238              136
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $25.807          $24.162          $19.195          $16.818
  Accumulation Unit Value at end of
   period                                    $14.256          $25.807          $24.162          $19.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    179              166              108               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.122          $10.434           $8.305           $7.287
  Accumulation Unit Value at end of
   period                                     $6.132          $11.122          $10.434           $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,812            2,643            2,280            1,162
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.122          $10.434           $8.305           $7.287
  Accumulation Unit Value at end of
   period                                     $6.132          $11.122          $10.434           $8.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,812            2,643            2,280            1,162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $25.117          $23.634          $18.869          $16.588
  Accumulation Unit Value at end of
   period                                    $13.806          $25.117          $23.634          $18.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              105               92               54
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.761           $9.871                -                -
  Accumulation Unit Value at end of
   period                                     $5.208           $9.761                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38                2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.755           $9.868                -                -
  Accumulation Unit Value at end of
   period                                     $5.195           $9.755                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.752           $9.866                -                -
  Accumulation Unit Value at end of
   period                                     $5.188           $9.752                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                2                -                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.747           $9.863                -                -
  Accumulation Unit Value at end of
   period                                     $5.175           $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                -                -
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.747           $9.863                -                -
  Accumulation Unit Value at end of
   period                                     $5.175           $9.747                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                2                -                -

32

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.739           $9.859                -                -
  Accumulation Unit Value at end of
   period                                     $5.155           $9.739                -                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.401          $11.094           $9.850           $8.708
  Accumulation Unit Value at end of
   period                                     $6.216          $10.401          $11.094           $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            1,426               96               20
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.292          $11.001           $9.787           $8.664
  Accumulation Unit Value at end of
   period                                     $6.139          $10.292          $11.001           $9.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    179               88               18                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.233          $10.948           $9.750           $8.636
  Accumulation Unit Value at end of
   period                                     $6.097          $10.233          $10.948           $9.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    249              113               11                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.077           $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                     $4.208           $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,877              952              141               25
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.077           $7.586           $6.769           $6.005
  Accumulation Unit Value at end of
   period                                     $4.208           $7.077           $7.586           $6.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,877              952              141               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.960          $10.709           $9.584           $8.518
  Accumulation Unit Value at end of
   period                                     $5.904           $9.960          $10.709           $9.584
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    116               82                5                -
PUTNAM VT NEW VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.697          $22.013          $19.194          $17.649
  Accumulation Unit Value at end of
   period                                    $11.303          $20.697          $22.013          $19.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    183              169               89               22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.482          $21.827          $19.070          $17.558
  Accumulation Unit Value at end of
   period                                    $11.163          $20.482          $21.827          $19.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               12               11                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.364          $21.723          $18.998          $17.504
  Accumulation Unit Value at end of
   period                                    $11.087          $20.364          $21.723          $18.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                6                3                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.734          $20.025          $17.548          $16.189
  Accumulation Unit Value at end of
   period                                    $10.179          $18.734          $20.025          $17.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              166              132               76
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.734          $20.025          $17.548          $16.189
  Accumulation Unit Value at end of
   period                                    $10.179          $18.734          $20.025          $17.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              166              132               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.819          $21.249          $18.676          $17.264
  Accumulation Unit Value at end of
   period                                    $10.737          $19.819          $21.249          $18.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               24               20                2

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
                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.059          $26.725          $23.048          $20.156
  Accumulation Unit Value at end of
   period                                    $13.823          $23.059          $26.725          $23.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,141            1,272              759              152
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.819          $26.500          $22.900          $20.053
  Accumulation Unit Value at end of
   period                                    $13.651          $22.819          $26.500          $22.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    144              160              146               80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.688          $26.374          $22.813          $19.991
  Accumulation Unit Value at end of
   period                                    $13.559          $22.688          $26.374          $22.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              135               78               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.078          $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                    $12.572          $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    832              942              738              318
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.078          $24.551          $21.279          $18.671
  Accumulation Unit Value at end of
   period                                    $12.572          $21.078          $24.551          $21.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    832              942              738              318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.081          $25.797          $22.427          $19.717
  Accumulation Unit Value at end of
   period                                    $13.131          $22.081          $25.797          $22.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               82               73               25
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.606          $13.634          $12.322          $11.784
  Accumulation Unit Value at end of
   period                                     $7.973          $13.606          $13.634          $12.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    260              215              132               31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.465          $13.519          $12.243          $11.724
  Accumulation Unit Value at end of
   period                                     $7.874          $13.465          $13.519          $12.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               51               66               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.387          $13.454          $12.197          $11.687
  Accumulation Unit Value at end of
   period                                     $7.821          $13.387          $13.454          $12.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               92               35                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.136          $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                     $8.242          $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              134               79               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.136          $14.235          $12.931          $12.407
  Accumulation Unit Value at end of
   period                                     $8.242          $14.136          $14.235          $12.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    103              134               79               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.029          $13.160          $11.990          $11.527
  Accumulation Unit Value at end of
   period                                     $7.574          $13.029          $13.160          $11.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9               21                5
PUTNAM VT VISTA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.728          $16.301          $15.637          $13.361
  Accumulation Unit Value at end of
   period                                     $9.005          $16.728          $16.301          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               40               23                8

34

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.554          $16.163          $15.536          $13.292
  Accumulation Unit Value at end of
   period                                     $8.893          $16.554          $16.163          $15.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6                9                8
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.458          $16.086          $15.477          $13.251
  Accumulation Unit Value at end of
   period                                     $8.833          $16.458          $16.086          $15.477
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.799           $5.679           $5.475           $4.694
  Accumulation Unit Value at end of
   period                                     $3.106           $5.799           $5.679           $5.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51              109               48               20
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.799           $5.679           $5.475           $4.694
  Accumulation Unit Value at end of
   period                                     $3.106           $5.799           $5.679           $5.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51              109               48               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.019          $15.735          $15.215          $13.070
  Accumulation Unit Value at end of
   period                                     $8.554          $16.019          $15.735          $15.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                6                7                1
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $57.361          $54.989          $52.757          $46.664
  Accumulation Unit Value at end of
   period                                    $35.706          $57.361          $54.989          $52.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9                6                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $56.764          $54.526          $52.418          $46.425
  Accumulation Unit Value at end of
   period                                    $35.263          $56.764          $54.526          $52.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                2                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $56.436          $54.265          $52.219          $46.280
  Accumulation Unit Value at end of
   period                                    $35.024          $56.436          $54.265          $52.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.724           $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                     $3.545           $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135               96               86               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.724           $5.515           $5.317           $4.719
  Accumulation Unit Value at end of
   period                                     $3.545           $5.724           $5.515           $5.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135               96               86               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $54.928          $53.079          $51.334          $45.647
  Accumulation Unit Value at end of
   period                                    $33.918          $54.928          $53.079          $51.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                2                1                1
VAN KAMPEN - UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $22.779          $16.405          $12.098           $9.039
  Accumulation Unit Value at end of
   period                                     $9.741          $22.779          $16.405          $12.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    789              716              395              116
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.650          $16.344          $12.077           $9.036
  Accumulation Unit Value at end of
   period                                     $9.666          $22.650          $16.344          $12.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               53               46               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $22.586          $16.314          $12.067           $9.034
  Accumulation Unit Value at end of
   period                                     $9.629          $22.586          $16.314          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               86               47               10

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.458          $16.255          $12.047           $9.031
  Accumulation Unit Value at end of
   period                                     $9.556          $22.458          $16.255          $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    403              502              246               80
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.458          $16.255          $12.047           $9.031
  Accumulation Unit Value at end of
   period                                     $9.556          $22.458          $16.255          $12.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    403              502              246               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $22.268          $16.165          $12.017           $9.027
  Accumulation Unit Value at end of
   period                                     $9.446          $22.268          $16.165          $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     77               70               39               24
VAN KAMPEN - UIF MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.400          $12.705          $11.776           $9.501
  Accumulation Unit Value at end of
   period                                     $8.097          $15.400          $12.705          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    383              331              187               84
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.313          $12.659          $11.757           $9.498
  Accumulation Unit Value at end of
   period                                     $8.035          $15.313          $12.659          $11.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               42               36               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.270          $12.635          $11.747           $9.496
  Accumulation Unit Value at end of
   period                                     $8.004          $15.270          $12.635          $11.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               54               23                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.183          $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                     $7.943          $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    307              321              158               80
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.183          $12.589          $11.727           $9.493
  Accumulation Unit Value at end of
   period                                     $7.943          $15.183          $12.589          $11.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    307              321              158               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.055          $12.520          $11.698           $9.488
  Accumulation Unit Value at end of
   period                                     $7.852          $15.055          $12.520          $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               31               19               11
VAN KAMPEN - UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.910          $13.060          $10.952           $9.638
  Accumulation Unit Value at end of
   period                                     $8.055          $13.910          $13.060          $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              432              150               34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.831          $13.012          $10.934           $9.634
  Accumulation Unit Value at end of
   period                                     $7.994          $13.831          $13.012          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               36               28                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.792          $12.988          $10.925           $9.633
  Accumulation Unit Value at end of
   period                                     $7.963          $13.792          $12.988          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               38               11                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.714          $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                     $7.902          $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227              258              122               57
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.714          $12.940          $10.906           $9.629
  Accumulation Unit Value at end of
   period                                     $7.902          $13.714          $12.940          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    227              258              122               57

36

-------------------------------------------------------------------------------

                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2008             2007             2006             2005
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.598          $12.869          $10.879           $9.624
  Accumulation Unit Value at end of
   period                                     $7.812          $13.598          $12.869          $10.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14               13                9
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.458          $17.045          $14.858          $14.062
  Accumulation Unit Value at end of
   period                                    $10.445          $16.458          $17.045          $14.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,815            1,962            1,263              393
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.365          $16.983          $14.833          $14.057
  Accumulation Unit Value at end of
   period                                    $10.365          $16.365          $16.983          $14.833
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    279              310              303              170
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.318          $16.951          $14.821          $14.055
  Accumulation Unit Value at end of
   period                                    $10.325          $16.318          $16.951          $14.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              204              120               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.226          $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                    $10.246          $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,339            1,501            1,298              706
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.226          $16.889          $14.796          $14.050
  Accumulation Unit Value at end of
   period                                    $10.246          $16.226          $16.889          $14.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,339            1,501            1,298              706
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.000          $16.704          $14.678          $13.966
  Accumulation Unit Value at end of
   period                                    $10.074          $16.000          $16.704          $14.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    115              132              107               48
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.328          $17.097          $14.912          $13.595
  Accumulation Unit Value at end of
   period                                    $11.612          $17.328          $17.097          $14.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,163            1,033              453              108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.230          $17.034          $14.887          $13.590
  Accumulation Unit Value at end of
   period                                    $11.523          $17.230          $17.034          $14.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     95              106               78               33
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.181          $17.003          $14.875          $13.588
  Accumulation Unit Value at end of
   period                                    $11.479          $17.181          $17.003          $14.875
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195              155               42                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.084          $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                    $11.391          $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    537              539              322              124
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.084          $16.940          $14.850          $13.583
  Accumulation Unit Value at end of
   period                                    $11.391          $17.084          $16.940          $14.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    537              539              322              124
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.751          $16.661          $14.649          $13.426
  Accumulation Unit Value at end of
   period                                    $11.136          $16.751          $16.661          $14.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               56               41               13

(a)  Inception date November 10, 2008.

(b) Inception date May 1, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH         GLOBAL RESEARCH
                                  STRATEGY PORTFOLIO       GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                     --
   Class 1                                     --                     --
   Class II                                    --                     --
   Class 2                                     --                     --
   Class X                                     --                     --
   Class Y                                     --                     --
   Other                               10,708,716                428,978
                                     ============             ==========
  Cost:
   Class I                                     --                     --
   Class 1                                     --                     --
   Class II                                    --                     --
   Class 2                                     --                     --
   Class X                                     --                     --
   Class Y                                     --                     --
   Other                             $131,357,868             $5,601,684
                                     ============             ==========
  Market Value:
   Class I                                     --                     --
   Class 1                                     --                     --
   Class II                                    --                     --
   Class 2                                     --                     --
   Class X                                     --                     --
   Class Y                                     --                     --
   Other                              $92,416,220             $2,801,225
 Due from Hartford Life and
  Annuity Insurance Company                    --                     --
 Receivable from fund shares
  sold                                      4,435                  1,067
 Other assets                                  --                     --
                                     ------------             ----------
 Total Assets                          92,420,655              2,802,292
                                     ------------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 4,435                  1,067
 Payable for fund shares
  purchased                                    --                     --
 Other liabilities                              1                     --
                                     ------------             ----------
 Total Liabilities                          4,436                  1,067
                                     ------------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $92,416,219             $2,801,225
                                     ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL           SMALL/MID CAP        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO          VALUE PORTFOLIO         GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                       --                      --
   Class 1                                    --                      --                       --                      --
   Class II                                   --                      --                       --                      --
   Class 2                                    --                      --                       --                      --
   Class X                                    --                      --                       --                      --
   Class Y                                    --                      --                       --                      --
   Other                              17,662,794               2,366,432               12,942,441                 884,624
                                    ============             ===========             ============             ===========
  Cost:
   Class I                                    --                      --                       --                      --
   Class 1                                    --                      --                       --                      --
   Class II                                   --                      --                       --                      --
   Class 2                                    --                      --                       --                      --
   Class X                                    --                      --                       --                      --
   Class Y                                    --                      --                       --                      --
   Other                            $374,282,348             $41,737,583             $174,443,625             $18,672,810
                                    ============             ===========             ============             ===========
  Market Value:
   Class I                                    --                      --                       --                      --
   Class 1                                    --                      --                       --                      --
   Class II                                   --                      --                       --                      --
   Class 2                                    --                      --                       --                      --
   Class X                                    --                      --                       --                      --
   Class Y                                    --                      --                       --                      --
   Other                            $193,054,335             $23,356,683              $98,233,126             $10,978,184
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                       --                      --
 Receivable from fund shares
  sold                                    31,765                   9,087                    4,104                  68,812
 Other assets                                  2                      --                        1                      --
                                    ------------             -----------             ------------             -----------
 Total Assets                        193,086,102              23,365,770               98,237,231              11,046,996
                                    ------------             -----------             ------------             -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               31,765                   9,087                    4,104                  68,812
 Payable for fund shares
  purchased                                   --                      --                       --                      --
 Other liabilities                            --                       2                       --                       1
                                    ------------             -----------             ------------             -----------
 Total Liabilities                        31,765                   9,089                    4,104                  68,813
                                    ------------             -----------             ------------             -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $193,054,337             $23,356,681              $98,233,127             $10,978,183
                                    ============             ===========             ============             ===========

                                   AIM V.I.        AMERICAN FUNDS
                                INTERNATIONAL          GLOBAL            AMERICAN FUNDS
                                 GROWTH FUND         GROWTH FUND          GROWTH FUND
                               SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                               --                   --                    --
   Class 1                               --                   --                    --
   Class II                              --                   --                    --
   Class 2                               --            3,095,897             7,065,750
   Class X                               --                   --                    --
   Class Y                               --                   --                    --
   Other                              9,955                   --                    --
                                   ========          ===========          ============
  Cost:
   Class I                               --                   --                    --
   Class 1                               --                   --                    --
   Class II                              --                   --                    --
   Class 2                               --          $48,510,871          $329,431,523
   Class X                               --                   --                    --
   Class Y                               --                   --                    --
   Other                           $218,585                   --                    --
                                   ========          ===========          ============
  Market Value:
   Class I                               --                   --                    --
   Class 1                               --                   --                    --
   Class II                              --                   --                    --
   Class 2                               --          $42,971,050          $235,077,489
   Class X                               --                   --                    --
   Class Y                               --                   --                    --
   Other                           $191,441                   --                    --
 Due from Hartford Life and
  Annuity Insurance Company             129                   --                    --
 Receivable from fund shares
  sold                                   --               78,439               114,795
 Other assets                            --                   --                    --
                                   --------          -----------          ------------
 Total Assets                       191,570           43,049,489           235,192,284
                                   --------          -----------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              --               78,439               114,795
 Payable for fund shares
  purchased                             129                   --                    --
 Other liabilities                       --                    1                     1
                                   --------          -----------          ------------
 Total Liabilities                      129               78,440               114,796
                                   --------          -----------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $191,441          $42,971,049          $235,077,488
                                   ========          ===========          ============

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS            AMERICAN FUNDS
                                   GROWTH-INCOME FUND        INTERNATIONAL FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                       --                        --
   Class 1                                       --                        --
   Class II                                      --                        --
   Class 2                                9,382,483                 8,209,268
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
                                     ==============            ==============
  Cost:
   Class I                                       --                        --
   Class 1                                       --                        --
   Class II                                      --                        --
   Class 2                             $303,611,915              $123,296,081
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
                                     ==============            ==============
  Market Value:
   Class I                                       --                        --
   Class 1                                       --                        --
   Class II                                      --                        --
   Class 2                             $226,211,654              $100,070,977
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
 Due from Hartford Life and
  Annuity Insurance Company                      --                        --
 Receivable from fund shares
  sold                                       93,392                    28,088
 Other assets                                    --                        --
                                     --------------            --------------
 Total Assets                           226,305,046               100,099,065
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  93,392                    28,088
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                                6                         3
                                     --------------            --------------
 Total Liabilities                           93,398                    28,091
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $226,211,648              $100,070,974
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL        FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                 CAPITALIZATION FUND    EQUITY-INCOME     GROWTH        CONTRAFUND
                                     SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                  --             --              --
   Class 1                                     --                  --             --              --
   Class II                                    --                  --             --              --
   Class 2                              2,208,902                  --             --              --
   Class X                                     --                  --             --              --
   Class Y                                     --                  --             --              --
   Other                                       --           7,171,461      1,457,844      28,315,713
                                    =============       =============  =============  ==============
  Cost:
   Class I                                     --                  --             --              --
   Class 1                                     --                  --             --              --
   Class II                                    --                  --             --              --
   Class 2                            $32,853,289                  --             --              --
   Class X                                     --                  --             --              --
   Class Y                                     --                  --             --              --
   Other                                       --        $176,218,682    $51,599,079    $850,745,571
                                    =============       =============  =============  ==============
  Market Value:
   Class I                                     --                  --             --              --
   Class 1                                     --                  --             --              --
   Class II                                    --                  --             --              --
   Class 2                            $24,364,190                  --             --              --
   Class X                                     --                  --             --              --
   Class Y                                     --                  --             --              --
   Other                                       --         $93,228,990    $33,982,337    $428,699,895
 Due from Hartford Life and
  Annuity Insurance Company                    --                  --             --         852,870
 Receivable from fund shares
  sold                                     47,446               1,056          5,482              --
 Other assets                                  --                  --             --              --
                                    -------------       -------------  -------------  --------------
 Total Assets                          24,411,636          93,230,046     33,987,819     429,552,765
                                    -------------       -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                47,446               1,056          5,482              --
 Payable for fund shares
  purchased                                    --                  --             --         852,870
 Other liabilities                             --                  --              2              31
                                    -------------       -------------  -------------  --------------
 Total Liabilities                         47,446               1,056          5,484         852,901
                                    -------------       -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $24,364,190         $93,228,990    $33,982,335    $428,699,864
                                    =============       =============  =============  ==============

                                                                   FIDELITY VIP
                                               FIDELITY VIP       DYNAMIC CAPITAL
                               FIDELITY VIP       VALUE            APPRECIATION
                                  MID CAP       STRATEGIES           PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --              --                  --
   Class 1                                --              --                  --
   Class II                               --              --                  --
   Class 2                                --              --              35,180
   Class X                                --              --                  --
   Class Y                                --              --                  --
   Other                           5,364,874       1,433,911             153,275
                               =============  ==============       =============
  Cost:
   Class I                                --              --                  --
   Class 1                                --              --                  --
   Class II                               --              --                  --
   Class 2                                --              --            $308,778
   Class X                                --              --                  --
   Class Y                                --              --                  --
   Other                        $172,444,111     $17,490,865           1,154,479
                               =============  ==============       =============
  Market Value:
   Class I                                --              --                  --
   Class 1                                --              --                  --
   Class II                               --              --                  --
   Class 2                                --              --            $295,860
   Class X                                --              --                  --
   Class Y                                --              --                  --
   Other                         $97,211,516      $7,112,198             684,103
 Due from Hartford Life and
  Annuity Insurance Company          318,278              --                  --
 Receivable from fund shares
  sold                                    --           2,503                 458
 Other assets                             --              --                  --
                               -------------  --------------       -------------
 Total Assets                     97,529,794       7,114,701             980,421
                               -------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --           2,503                 458
 Payable for fund shares
  purchased                          318,278              --                  --
 Other liabilities                        12              --                  --
                               -------------  --------------       -------------
 Total Liabilities                   318,290           2,503                 458
                               -------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $97,211,504      $7,112,198            $979,963
                               =============  ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                               FRANKLIN
                                       FRANKLIN              SMALL-MID CAP
                                        INCOME                  GROWTH
                                   SECURITIES FUND          SECURITIES FUND
                                   SUB-ACCOUNT (A)            SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --
   Class 1                                     --                       --
   Class II                                    --                       --
   Class 2                                     --                2,196,390
   Class X                                     --                       --
   Class Y                                     --                       --
   Other                                  130,366                       --
                                     ============            =============
  Cost:
   Class I                                     --                       --
   Class 1                                     --                       --
   Class II                                    --                       --
   Class 2                                     --              $38,226,576
   Class X                                     --                       --
   Class Y                                     --                       --
   Other                               $1,641,521                       --
                                     ============            =============
  Market Value:
   Class I                                     --                       --
   Class 1                                     --                       --
   Class II                                    --                       --
   Class 2                                     --              $25,807,579
   Class X                                     --                       --
   Class Y                                     --                       --
   Other                               $1,504,421                       --
 Due from Hartford Life and
  Annuity Insurance Company                   471                       --
 Receivable from fund shares
  sold                                         --                    1,747
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           1,504,892               25,809,326
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    1,747
 Payable for fund shares
  purchased                                   471                       --
 Other liabilities                             --                        1
                                     ------------            -------------
 Total Liabilities                            471                    1,748
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,504,421              $25,807,578
                                     ============            =============

(a)  From inception February 29, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                FRANKLIN                                           TEMPLETON
                                    SMALL CAP               STRATEGIC                  FRANKLIN                DEVELOPING
                                      VALUE                   INCOME                MUTUAL SHARES                MARKETS
                                 SECURITIES FUND         SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT (J)           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                        --                        --                       --
   Class 1                                  --                 9,051,475                        --                2,535,847
   Class II                                 --                        --                        --                       --
   Class 2                                  --                        --                 7,514,478                       --
   Class X                                  --                        --                        --                       --
   Class Y                                  --                        --                        --                       --
   Other                                 9,968                        --                    73,035                       --
                                    ==========            ==============            ==============            =============
  Cost:
   Class I                                  --                        --                        --                       --
   Class 1                                  --              $105,997,284                        --              $21,205,438
   Class II                                 --                        --                        --                       --
   Class 2                                  --                        --              $109,483,368                       --
   Class X                                  --                        --                        --                       --
   Class Y                                  --                        --                        --                       --
   Other                              $122,963                        --                 1,040,842                       --
                                    ==========            ==============            ==============            =============
  Market Value:
   Class I                                  --                        --                        --                       --
   Class 1                                  --               $95,764,600                        --              $15,494,023
   Class II                                 --                        --                        --                       --
   Class 2                                  --                        --               $88,520,546                       --
   Class X                                  --                        --                        --                       --
   Class Y                                  --                        --                        --                       --
   Other                              $106,654                        --                   867,651                       --
 Due from Hartford Life and
  Annuity Insurance Company                 64                        --                        --                       --
 Receivable from fund shares
  sold                                      --                    74,988                    29,168                      923
 Other assets                               --                        --                        --                       --
                                    ----------            --------------            --------------            -------------
 Total Assets                          106,718                95,839,588                89,417,365               15,494,946
                                    ----------            --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                    74,988                    29,168                      923
 Payable for fund shares
  purchased                                 64                        --                        --                       --
 Other liabilities                          --                        --                         3                       --
                                    ----------            --------------            --------------            -------------
 Total Liabilities                          64                    74,988                    29,171                      923
                                    ----------            --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $106,654               $95,764,600               $89,388,194              $15,494,023
                                    ==========            ==============            ==============            =============


                                      TEMPLETON                                     TEMPLETON
                                       GROWTH             MUTUAL DISCOVERY        GLOBAL INCOME
                                   SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --                     --
   Class 1                                     --                    --                     --
   Class II                                    --                    --                     --
   Class 2                              3,538,977                    --                     --
   Class X                                     --                    --                     --
   Class Y                                     --                    --                     --
   Other                                   67,792                 2,388                 26,960
                                    =============             =========             ==========
  Cost:
   Class I                                     --                    --                     --
   Class 1                                     --                    --                     --
   Class II                                    --                    --                     --
   Class 2                            $39,895,414                    --                     --
   Class X                                     --                    --                     --
   Class Y                                     --                    --                     --
   Other                                  676,937               $46,476               $450,409
                                    =============             =========             ==========
  Market Value:
   Class I                                     --                    --                     --
   Class 1                                     --                    --                     --
   Class II                                    --                    --                     --
   Class 2                            $29,019,613                    --                     --
   Class X                                     --                    --                     --
   Class Y                                     --                    --                     --
   Other                                  563,348               $38,375               $468,298
 Due from Hartford Life and
  Annuity Insurance Company                    --                   342                     --
 Receivable from fund shares
  sold                                      5,950                    --                     15
 Other assets                                  --                    --                     --
                                    -------------             ---------             ----------
 Total Assets                          29,588,911                38,717                468,313
                                    -------------             ---------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 5,950                    --                     15
 Payable for fund shares
  purchased                                    --                   342                     --
 Other liabilities                             --                    --                     --
                                    -------------             ---------             ----------
 Total Liabilities                          5,950                   342                     15
                                    -------------             ---------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $29,582,961               $38,375               $468,298
                                    =============             =========             ==========

(a)  From inception February 29, 2008 to December 31, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                  HARTFORD
                                 HARTFORD         LARGECAP
                                 ADVISERS          GROWTH
                                 HLS FUND         HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT
---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                               --              --
   Class 1                               --              --
   Class II                              --              --
   Class 2                               --              --
   Class X                               --              --
   Class Y                               --              --
   Other                          2,432,471         134,008
                                ===========      ==========
  Cost:
   Class I                               --              --
   Class 1                               --              --
   Class II                              --              --
   Class 2                               --              --
   Class X                               --              --
   Class Y                               --              --
   Other                        $54,964,741      $1,777,079
                                ===========      ==========
  Market Value:
   Class I                               --              --
   Class 1                               --              --
   Class II                              --              --
   Class 2                               --              --
   Class X                               --              --
   Class Y                               --              --
   Other                        $33,299,987      $1,324,395
 Due from Hartford Life and
  Annuity Insurance Company              --              --
 Receivable from fund shares
  sold                                  274              57
 Other assets                             2              --
                                -----------      ----------
 Total Assets                    33,300,263       1,324,452
                                -----------      ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             274              57
 Payable for fund shares
  purchased                              --              --
 Other liabilities                       --              --
                                -----------      ----------
 Total Liabilities                      274              57
                                -----------      ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                   $33,299,989      $1,324,395
                                ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD         HARTFORD          HARTFORD         HARTFORD
                                  TOTAL            CAPITAL          DIVIDEND       FUNDAMENTAL
                               RETURN BOND      APPRECIATION       AND GROWTH         GROWTH
                                 HLS FUND         HLS FUND          HLS FUND         HLS FUND
                               SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                               --               --                --              --
   Class 1                               --               --                --              --
   Class II                              --               --                --              --
   Class 2                               --               --                --              --
   Class X                               --               --                --              --
   Class Y                               --               --                --              --
   Other                         60,996,846          391,451        28,519,434         775,681
                               ============      ===========      ============      ==========
  Cost:
   Class I                               --               --                --              --
   Class 1                               --               --                --              --
   Class II                              --               --                --              --
   Class 2                               --               --                --              --
   Class X                               --               --                --              --
   Class Y                               --               --                --              --
   Other                       $688,522,185      $10,536,551      $638,456,274      $7,997,547
                               ============      ===========      ============      ==========
  Market Value:
   Class I                               --               --                --              --
   Class 1                               --               --                --              --
   Class II                              --               --                --              --
   Class 2                               --               --                --              --
   Class X                               --               --                --              --
   Class Y                               --               --                --              --
   Other                       $582,102,719       $9,919,357      $409,761,125      $4,591,993
 Due from Hartford Life and
  Annuity Insurance Company              --          137,499                --              97
 Receivable from fund shares
  sold                              281,013               --           730,072              --
 Other assets                            --               --                --               1
                               ------------      -----------      ------------      ----------
 Total Assets                   582,383,732       10,056,856       410,491,197       4,592,091
                               ------------      -----------      ------------      ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company         281,013               --           730,072              --
 Payable for fund shares
  purchased                              --          137,499                --              97
 Other liabilities                       35               30                 4              --
                               ------------      -----------      ------------      ----------
 Total Liabilities                  281,048          137,529           730,076              97
                               ------------      -----------      ------------      ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $582,102,684       $9,919,327      $409,761,121      $4,591,994
                               ============      ===========      ============      ==========

                                HARTFORD
                                 GLOBAL         HARTFORD           HARTFORD
                                ADVISERS     GLOBAL EQUITY       GLOBAL GROWTH
                                HLS FUND        HLS FUND           HLS FUND
                               SUB-ACCOUNT  SUB-ACCOUNT (A)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              --            --                   --
   Class 1                              --            --                   --
   Class II                             --            --                   --
   Class 2                              --            --                   --
   Class X                              --            --                   --
   Class Y                              --            --                   --
   Other                         1,293,596        48,468            1,186,229
                               ===========      ========          ===========
  Cost:
   Class I                              --            --                   --
   Class 1                              --            --                   --
   Class II                             --            --                   --
   Class 2                              --            --                   --
   Class X                              --            --                   --
   Class Y                              --            --                   --
   Other                       $16,236,759      $360,700          $24,455,842
                               ===========      ========          ===========
  Market Value:
   Class I                              --            --                   --
   Class 1                              --            --                   --
   Class II                             --            --                   --
   Class 2                              --            --                   --
   Class X                              --            --                   --
   Class Y                              --            --                   --
   Other                       $11,000,405      $298,366          $12,068,471
 Due from Hartford Life and
  Annuity Insurance Company          1,927            --                   --
 Receivable from fund shares
  sold                                  --            15                  598
 Other assets                           --            --                   --
                               -----------      --------          -----------
 Total Assets                   11,002,332       298,381           12,069,069
                               -----------      --------          -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             --            15                  598
 Payable for fund shares
  purchased                          1,927            --                   --
 Other liabilities                       2            --                   --
                               -----------      --------          -----------
 Total Liabilities                   1,929            15                  598
                               -----------      --------          -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $11,000,403      $298,366          $12,068,471
                               ===========      ========          ===========

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED      HARTFORD
                                    EQUITY         GROWTH
                                   HLS FUND       HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                            35,766,137      2,811,293
                                ==============  =============
  Cost:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                          $470,349,552    $35,116,401
                                ==============  =============
  Market Value:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                          $302,422,249    $21,177,596
 Due from Hartford Life and
  Annuity Insurance Company                 --             --
 Receivable from fund shares
  sold                                  42,592          6,655
 Other assets                               30             --
                                --------------  -------------
 Total Assets                      302,464,871     21,184,251
                                --------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             42,592          6,655
 Payable for fund shares
  purchased                                 --             --
 Other liabilities                          --             --
                                --------------  -------------
 Total Liabilities                      42,592          6,655
                                --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $302,422,279    $21,177,596
                                ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                      HARTFORD
                                   GROWTH        HARTFORD       HARTFORD     INTERNATIONAL
                               OPPORTUNITIES    HIGH YIELD        INDEX          GROWTH
                                  HLS FUND       HLS FUND       HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --             --              --
   Class 1                                 --             --             --              --
   Class II                                --             --             --              --
   Class 2                                 --             --             --              --
   Class X                                 --             --             --              --
   Class Y                                 --             --             --              --
   Other                            6,109,008      5,898,355        767,410       7,407,520
                               ==============  =============  =============  ==============
  Cost:
   Class I                                 --             --             --              --
   Class 1                                 --             --             --              --
   Class II                                --             --             --              --
   Class 2                                 --             --             --              --
   Class X                                 --             --             --              --
   Class Y                                 --             --             --              --
   Other                         $192,227,954    $52,971,739    $23,874,014    $100,962,057
                               ==============  =============  =============  ==============
  Market Value:
   Class I                                 --             --             --              --
   Class 1                                 --             --             --              --
   Class II                                --             --             --              --
   Class 2                                 --             --             --              --
   Class X                                 --             --             --              --
   Class Y                                 --             --             --              --
   Other                         $104,182,920    $33,804,868    $14,391,937     $43,369,113
 Due from Hartford Life and
  Annuity Insurance Company                --         25,948          1,264              --
 Receivable from fund shares
  sold                                  7,929             --             --          38,379
 Other assets                              --             --             --               3
                               --------------  -------------  -------------  --------------
 Total Assets                     104,190,849     33,830,816     14,393,201      43,407,495
                               --------------  -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             7,929             --             --          38,379
 Payable for fund shares
  purchased                                --         25,948          1,264              --
 Other liabilities                          1              2              2              --
                               --------------  -------------  -------------  --------------
 Total Liabilities                      7,930         25,950          1,266          38,379
                               --------------  -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $104,182,919    $33,804,866    $14,391,935     $43,369,116
                               ==============  =============  =============  ==============

                                      HARTFORD             HARTFORD            HARTFORD
                                    INTERNATIONAL       INTERNATIONAL          MID CAP
                                    SMALL COMPANY       OPPORTUNITIES           GROWTH
                                      HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                   --                 --
   Class 1                                     --                   --                 --
   Class II                                    --                   --                 --
   Class 2                                     --                   --                 --
   Class X                                     --                   --                 --
   Class Y                                     --                   --                 --
   Other                                3,266,301           12,900,523            423,617
                                    =============       ==============       ============
  Cost:
   Class I                                     --                   --                 --
   Class 1                                     --                   --                 --
   Class II                                    --                   --                 --
   Class 2                                     --                   --                 --
   Class X                                     --                   --                 --
   Class Y                                     --                   --                 --
   Other                              $53,539,980         $186,193,320         $3,531,332
                                    =============       ==============       ============
  Market Value:
   Class I                                     --                   --                 --
   Class 1                                     --                   --                 --
   Class II                                    --                   --                 --
   Class 2                                     --                   --                 --
   Class X                                     --                   --                 --
   Class Y                                     --                   --                 --
   Other                              $27,107,086         $108,383,302         $2,262,613
 Due from Hartford Life and
  Annuity Insurance Company                    --              182,171                 --
 Receivable from fund shares
  sold                                     11,972                   --            289,012
 Other assets                                   1                    2                  4
                                    -------------       --------------       ------------
 Total Assets                          27,119,059          108,565,475          2,551,629
                                    -------------       --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                11,972                   --            289,012
 Payable for fund shares
  purchased                                    --              182,171                 --
 Other liabilities                             --                   --                 --
                                    -------------       --------------       ------------
 Total Liabilities                         11,972              182,171            289,012
                                    -------------       --------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $27,107,087         $108,383,304         $2,262,617
                                    =============       ==============       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD            HARTFORD
                                 MONEY MARKET      SMALL CAP VALUE
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                 --
   Class 1                                  --                 --
   Class II                                 --                 --
   Class 2                                  --                 --
   Class X                                  --                 --
   Class Y                                  --                 --
   Other                           409,161,876            330,467
                                ==============       ============
  Cost:
   Class I                                  --                 --
   Class 1                                  --                 --
   Class II                                 --                 --
   Class 2                                  --                 --
   Class X                                  --                 --
   Class Y                                  --                 --
   Other                          $409,161,876         $2,903,933
                                ==============       ============
  Market Value:
   Class I                                  --                 --
   Class 1                                  --                 --
   Class II                                 --                 --
   Class 2                                  --                 --
   Class X                                  --                 --
   Class Y                                  --                 --
   Other                          $409,161,876         $2,434,088
 Due from Hartford Life and
  Annuity Insurance Company                 --            532,261
 Receivable from fund shares
  sold                                 109,246                 --
 Other assets                               99                 --
                                --------------       ------------
 Total Assets                      409,271,221          2,966,349
                                --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            109,246                 --
 Payable for fund shares
  purchased                                 --            532,261
 Other liabilities                          --                 --
                                --------------       ------------
 Total Liabilities                     109,246            532,261
                                --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $409,161,975         $2,434,088
                                ==============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                      HARTFORD                 HARTFORD            HARTFORD         U.S. GOVERNMENT
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK             SECURITIES
                                      HLS FUND                 HLS FUND            HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Other                                4,055,907                2,251,204           1,171,813           31,451,454
                                    =============            =============       =============       ==============
  Cost:
   Class I                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Other                              $76,027,919              $47,417,300         $57,031,359         $346,654,018
                                    =============            =============       =============       ==============
  Market Value:
   Class I                                     --                       --                  --                   --
   Class 1                                     --                       --                  --                   --
   Class II                                    --                       --                  --                   --
   Class 2                                     --                       --                  --                   --
   Class X                                     --                       --                  --                   --
   Class Y                                     --                       --                  --                   --
   Other                              $44,643,535              $26,040,864         $30,307,691         $320,539,030
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                  --               56,019
 Receivable from fund shares
  sold                                     20,232                      178                 508                   --
 Other assets                                  --                       --                  --                   --
                                    -------------            -------------       -------------       --------------
 Total Assets                          44,663,767               26,041,042          30,308,199          320,595,049
                                    -------------            -------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                20,232                      178                 508                   --
 Payable for fund shares
  purchased                                    --                       --                  --               56,019
 Other liabilities                             10                        1                   7                  142
                                    -------------            -------------       -------------       --------------
 Total Liabilities                         20,242                      179                 515               56,161
                                    -------------            -------------       -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $44,643,525              $26,040,863         $30,307,684         $320,538,888
                                    =============            =============       =============       ==============

                                                 HARTFORD       HARTFORD
                                  HARTFORD         VALUE         EQUITY
                                   VALUE       OPPORTUNITIES     INCOME
                                  HLS FUND       HLS FUND       HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --             --             --
   Class 1                                 --             --             --
   Class II                                --             --             --
   Class 2                                 --             --             --
   Class X                                 --             --             --
   Class Y                                 --             --             --
   Other                            8,617,224      2,822,491      3,132,795
                               ==============  =============  =============
  Cost:
   Class I                                 --             --             --
   Class 1                                 --             --             --
   Class II                                --             --             --
   Class 2                                 --             --             --
   Class X                                 --             --             --
   Class Y                                 --             --             --
   Other                         $105,110,947    $53,785,673    $40,905,116
                               ==============  =============  =============
  Market Value:
   Class I                                 --             --             --
   Class 1                                 --             --             --
   Class II                                --             --             --
   Class 2                                 --             --             --
   Class X                                 --             --             --
   Class Y                                 --             --             --
   Other                          $66,991,271    $24,764,984    $28,807,694
 Due from Hartford Life and
  Annuity Insurance Company                --             --             --
 Receivable from fund shares
  sold                                 10,354         10,795          6,405
 Other assets                              18              3              5
                               --------------  -------------  -------------
 Total Assets                      67,001,643     24,775,782     28,814,104
                               --------------  -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            10,354         10,795          6,405
 Payable for fund shares
  purchased                                --             --             --
 Other liabilities                         --             --             --
                               --------------  -------------  -------------
 Total Liabilities                     10,354         10,795          6,405
                               --------------  -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $66,991,289    $24,764,987    $28,807,699
                               ==============  =============  =============

(b) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS         AMERICAN FUNDS
                                         BOND              GLOBAL GROWTH
                                       HLS FUND               HLS FUND
                                   SUB-ACCOUNT (J)        SUB-ACCOUNT (J)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                    --
   Class 1                                     --                    --
   Class II                                    --                    --
   Class 2                                     --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Other                                  113,359                20,995
                                     ============            ==========
  Cost:
   Class I                                     --                    --
   Class 1                                     --                    --
   Class II                                    --                    --
   Class 2                                     --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Other                               $1,033,924              $173,612
                                     ============            ==========
  Market Value:
   Class I                                     --                    --
   Class 1                                     --                    --
   Class II                                    --                    --
   Class 2                                     --                    --
   Class X                                     --                    --
   Class Y                                     --                    --
   Other                               $1,017,845              $134,461
 Due from Hartford Life and
  Annuity Insurance Company                   375                    --
 Receivable from fund shares
  sold                                         --                     4
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           1,018,220               134,465
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     4
 Payable for fund shares
  purchased                                   375                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                            375                     4
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,017,845              $134,461
                                     ============            ==========

(j)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                  CAPITALIZATION            GROWTH            GROWTH-INCOME         INTERNATIONAL
                                     HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT (J)       SUB-ACCOUNT (J)       SUB-ACCOUNT (J)       SUB-ACCOUNT (J)
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --                    --                    --
   Class 1                                  --                    --                    --                    --
   Class II                                 --                    --                    --                    --
   Class 2                                  --                    --                    --                    --
   Class X                                  --                    --                    --                    --
   Class Y                                  --                    --                    --                    --
   Other                                30,891               121,098                48,343                92,143
                                    ==========            ==========            ==========            ==========
  Cost:
   Class I                                  --                    --                    --                    --
   Class 1                                  --                    --                    --                    --
   Class II                                 --                    --                    --                    --
   Class 2                                  --                    --                    --                    --
   Class X                                  --                    --                    --                    --
   Class Y                                  --                    --                    --                    --
   Other                              $210,676              $863,213              $374,258              $666,440
                                    ==========            ==========            ==========            ==========
  Market Value:
   Class I                                  --                    --                    --                    --
   Class 1                                  --                    --                    --                    --
   Class II                                 --                    --                    --                    --
   Class 2                                  --                    --                    --                    --
   Class X                                  --                    --                    --                    --
   Class Y                                  --                    --                    --                    --
   Other                              $157,429              $702,973              $308,843              $561,146
 Due from Hartford Life and
  Annuity Insurance Company                 --                   216                    --                   152
 Receivable from fund shares
  sold                                       4                    --                     8                    --
 Other assets                               --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Assets                          157,433               703,189               308,851               561,298
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  4                    --                     8                    --
 Payable for fund shares
  purchased                                 --                   216                    --                   152
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Liabilities                           4                   216                     8                   152
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $157,429              $702,973              $308,843              $561,146
                                    ==========            ==========            ==========            ==========


                                LORD ABBETT         LORD ABBETT              LORD ABBETT
                                 ALL VALUE        AMERICA'S VALUE               BOND
                                 PORTFOLIO           PORTFOLIO             DEBENTURE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                --                  --                       --
   Class 1                                --                  --                       --
   Class II                               --                  --                       --
   Class 2                                --                  --                       --
   Class X                                --                  --                       --
   Class Y                                --                  --                       --
   Other                           2,379,954           2,302,042                7,883,323
                               =============       =============            =============
  Cost:
   Class I                                --                  --                       --
   Class 1                                --                  --                       --
   Class II                               --                  --                       --
   Class 2                                --                  --                       --
   Class X                                --                  --                       --
   Class Y                                --                  --                       --
   Other                         $36,932,839         $33,177,811              $92,575,688
                               =============       =============            =============
  Market Value:
   Class I                                --                  --                       --
   Class 1                                --                  --                       --
   Class II                               --                  --                       --
   Class 2                                --                  --                       --
   Class X                                --                  --                       --
   Class Y                                --                  --                       --
   Other                         $28,154,855         $23,089,479              $70,319,240
 Due from Hartford Life and
  Annuity Insurance Company               --                  --                       --
 Receivable from fund shares
  sold                                13,786               4,196                  109,381
 Other assets                             --                  --                       --
                               -------------       -------------            -------------
 Total Assets                     28,168,641          23,093,675               70,428,621
                               -------------       -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           13,786               4,196                  109,381
 Payable for fund shares
  purchased                               --                  --                       --
 Other liabilities                         1                  --                       --
                               -------------       -------------            -------------
 Total Liabilities                    13,787               4,196                  109,381
                               -------------       -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $28,154,854         $23,089,479              $70,319,240
                               =============       =============            =============

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 LORD ABBETT
                                  GROWTH AND     LORD ABBETT
                                    INCOME        LARGE CAP
                                  PORTFOLIO       CORE FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                            12,015,091      1,678,295
                                ==============  =============
  Cost:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                          $343,315,660    $18,935,900
                                ==============  =============
  Market Value:
   Class I                                  --             --
   Class 1                                  --             --
   Class II                                 --             --
   Class 2                                  --             --
   Class X                                  --             --
   Class Y                                  --             --
   Other                          $207,500,625    $14,567,597
 Due from Hartford Life and
  Annuity Insurance Company                 --             --
 Receivable from fund shares
  sold                                   1,971          6,044
 Other assets                               --             --
                                --------------  -------------
 Total Assets                      207,502,596     14,573,641
                                --------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              1,971          6,044
 Payable for fund shares
  purchased                                 --             --
 Other liabilities                          14              9
                                --------------  -------------
 Total Liabilities                       1,985          6,053
                                --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $207,500,611    $14,567,588
                                ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   MFS INVESTORS
                                      MFS CORE               MFS GROWTH                GROWTH               MFS INVESTORS
                                   EQUITY SERIES               SERIES               STOCK SERIES            TRUST SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT (C)           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                    --                      --                      --                       --
   Class 1                                    --                      --                      --                       --
   Class II                                   --                      --                      --                       --
   Class 2                                    --                      --                      --                       --
   Class X                                    --                      --                      --                       --
   Class Y                                    --                      --                      --                       --
   Other                                 397,912                 390,414                 529,235                  890,732
                                    ============            ============            ============            =============
  Cost:
   Class I                                    --                      --                      --                       --
   Class 1                                    --                      --                      --                       --
   Class II                                   --                      --                      --                       --
   Class 2                                    --                      --                      --                       --
   Class X                                    --                      --                      --                       --
   Class Y                                    --                      --                      --                       --
   Other                              $6,036,085              $8,390,272              $5,327,199              $15,610,834
                                    ============            ============            ============            =============
  Market Value:
   Class I                                    --                      --                      --                       --
   Class 1                                    --                      --                      --                       --
   Class II                                   --                      --                      --                       --
   Class 2                                    --                      --                      --                       --
   Class X                                    --                      --                      --                       --
   Class Y                                    --                      --                      --                       --
   Other                              $4,130,327              $6,098,270              $3,757,568              $13,040,320
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --                       --
 Receivable from fund shares
  sold                                       207                     521                   1,645                    1,121
 Other assets                                 --                      --                      --                       --
                                    ------------            ------------            ------------            -------------
 Total Assets                          4,130,534               6,098,791               3,759,213               13,041,441
                                    ------------            ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  207                     521                   1,645                    1,121
 Payable for fund shares
  purchased                                   --                      --                      --                       --
 Other liabilities                            --                      --                      --                        1
                                    ------------            ------------            ------------            -------------
 Total Liabilities                           207                     521                   1,645                    1,122
                                    ------------            ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,130,327              $6,098,270              $3,757,568              $13,040,319
                                    ============            ============            ============            =============

                                                                          VAN KAMPEN --
                                                                         UIF EQUITY AND
                                 MFS TOTAL          MFS VALUE                INCOME
                               RETURN SERIES          SERIES                PORTFOLIO
                                SUB-ACCOUNT      SUB-ACCOUNT (J)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --               --                       --
   Class 1                                 --               --                       --
   Class II                                --               --                1,582,830
   Class 2                                 --               --                       --
   Class X                                 --               --                       --
   Class Y                                 --               --                       --
   Other                            9,193,696           36,321                       --
                               ==============       ==========            =============
  Cost:
   Class I                                 --               --                       --
   Class 1                                 --               --                       --
   Class II                                --               --              $18,608,210
   Class 2                                 --               --                       --
   Class X                                 --               --                       --
   Class Y                                 --               --                       --
   Other                         $174,069,277         $385,794                       --
                               ==============       ==========            =============
  Market Value:
   Class I                                 --               --                       --
   Class 1                                 --               --                       --
   Class II                                --               --              $17,047,076
   Class 2                                 --               --                       --
   Class X                                 --               --                       --
   Class Y                                 --               --                       --
   Other                         $141,766,203         $351,222                       --
 Due from Hartford Life and
  Annuity Insurance Company                --              741                       --
 Receivable from fund shares
  sold                                 51,052               --                   12,254
 Other assets                              --               --                       --
                               --------------       ----------            -------------
 Total Assets                     141,817,255          351,963               17,059,330
                               --------------       ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            51,052               --                   12,254
 Payable for fund shares
  purchased                                --              741                       --
 Other liabilities                          4               --                       --
                               --------------       ----------            -------------
 Total Liabilities                     51,056              741                   12,254
                               --------------       ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $141,766,199         $351,222              $17,047,076
                               ==============       ==========            =============

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN --            VAN KAMPEN --
                                     UIF CORE PLUS             UIF EMERGING
                                      FIXED INCOME             MARKETS DEBT
                                       PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                9,814,612               1,195,798
   Class 1                                       --                      --
   Class II                                      --                      --
   Class 2                                       --                      --
   Class X                                       --                      --
   Class Y                                       --                      --
   Other                                         --                      --
                                     ==============            ============
  Cost:
   Class I                             $110,304,252              $9,580,577
   Class 1                                       --                      --
   Class II                                      --                      --
   Class 2                                       --                      --
   Class X                                       --                      --
   Class Y                                       --                      --
   Other                                         --                      --
                                     ==============            ============
  Market Value:
   Class I                              $97,262,806              $7,736,813
   Class 1                                       --                      --
   Class II                                      --                      --
   Class 2                                       --                      --
   Class X                                       --                      --
   Class Y                                       --                      --
   Other                                         --                      --
 Due from Hartford Life and
  Annuity Insurance Company                      --                      --
 Receivable from fund shares
  sold                                       92,426                   2,399
 Other assets                                    --                      --
                                     --------------            ------------
 Total Assets                            97,355,232               7,739,212
                                     --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  92,426                   2,399
 Payable for fund shares
  purchased                                      --                      --
 Other liabilities                               --                      --
                                     --------------            ------------
 Total Liabilities                           92,426                   2,399
                                     --------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $97,262,806              $7,736,813
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                     VAN KAMPEN --            VAN KAMPEN --
                                    UIF EMERGING             VAN KAMPEN --             UIF MID CAP               UIF U.S.
                                   MARKETS EQUITY           UIF HIGH YIELD               GROWTH                MID CAP VALUE
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              1,316,716                1,539,616                       --                4,668,372
   Class 1                                     --                       --                       --                       --
   Class II                             5,178,259                       --                4,217,072                1,946,131
   Class 2                                     --                       --                       --                       --
   Class X                                     --                       --                       --                       --
   Class Y                                     --                       --                       --                       --
   Other                                       --                       --                       --                       --
                                    =============            =============            =============            =============
  Cost:
   Class I                            $15,873,605              $24,575,562                       --              $64,153,038
   Class 1                                     --                       --                       --                       --
   Class II                            91,537,449                       --              $48,609,430               32,728,445
   Class 2                                     --                       --                       --                       --
   Class X                                     --                       --                       --                       --
   Class Y                                     --                       --                       --                       --
   Other                                       --                       --                       --                       --
                                    =============            =============            =============            =============
  Market Value:
   Class I                            $10,086,042              $13,948,919                       --              $35,899,784
   Class 1                                     --                       --                       --                       --
   Class II                            39,510,118                       --              $24,332,506               14,868,441
   Class 2                                     --                       --                       --                       --
   Class X                                     --                       --                       --                       --
   Class Y                                     --                       --                       --                       --
   Other                                       --                       --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --                       --
 Receivable from fund shares
  sold                                     15,834                   12,466                    9,207                   16,692
 Other assets                                  --                       --                       --                        2
                                    -------------            -------------            -------------            -------------
 Total Assets                          49,611,994               13,961,385               24,341,713               50,784,919
                                    -------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                15,834                   12,466                    9,207                   16,692
 Payable for fund shares
  purchased                                    --                       --                       --                       --
 Other liabilities                              3                       --                        3                       --
                                    -------------            -------------            -------------            -------------
 Total Liabilities                         15,837                   12,466                    9,210                   16,692
                                    -------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $49,596,157              $13,948,919              $24,332,503              $50,768,227
                                    =============            =============            =============            =============

                                                                                    MORGAN STANLEY --
                                  MORGAN STANLEY --        MORGAN STANLEY --             CAPITAL
                                    FOCUS GROWTH               BALANCED               OPPORTUNITIES
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT (D)            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                              4,274,162                1,905,883                  745,466
   Class Y                              1,237,533                1,461,377                  708,928
   Other                                       --                       --                       --
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                            $59,362,321              $22,901,212               $7,600,696
   Class Y                             25,597,909               21,275,964                9,108,278
   Other                                       --                       --                       --
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                       --
   Class 2                                     --                       --                       --
   Class X                            $43,810,160              $21,060,010               $5,725,179
   Class Y                             12,560,965               16,075,153                5,331,140
   Other                                       --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Receivable from fund shares
  sold                                     48,641                   23,621                    4,715
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          56,419,766               37,158,784               11,061,034
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                48,641                   23,621                    4,715
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                              1                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                         48,642                   23,621                    4,715
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $56,371,124              $37,135,163              $11,056,319
                                    =============            =============            =============

(d) Formerly Balanced Growth. Change effective March 8, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   MORGAN STANLEY --
                                        MID CAP             MORGAN STANLEY --
                                        GROWTH               FLEXIBLE INCOME
                                       PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT (E)            SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --                       --
   Class 2                                      --                       --
   Class X                                 873,620                2,333,402
   Class Y                                 283,978                2,608,520
   Other                                        --                       --
                                     =============            =============
  Cost:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --                       --
   Class 2                                      --                       --
   Class X                             $12,553,087              $23,139,342
   Class Y                               5,872,279               19,088,414
   Other                                        --                       --
                                     =============            =============
  Market Value:
   Class I                                      --                       --
   Class 1                                      --                       --
   Class II                                     --                       --
   Class 2                                      --                       --
   Class X                             $14,510,824              $12,763,710
   Class Y                               4,640,211               14,190,348
   Other                                        --                       --
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                       9,429                   38,304
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           19,160,464               26,992,362
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  9,429                   38,304
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                        1
                                     -------------            -------------
 Total Liabilities                           9,429                   38,305
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $19,151,035              $26,954,057
                                     =============            =============

(e)  Formerly Developing Growth. Change effective May 1, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                 MORGAN STANLEY --
                                      DIVIDEND             MORGAN STANLEY --             CAPITAL             MORGAN STANLEY --
                                       GROWTH                GLOBAL EQUITY               GROWTH                 MONEY MARKET
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (F)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --                        --
   Class 1                                     --                       --                       --                        --
   Class II                                    --                       --                       --                        --
   Class 2                                     --                       --                       --                        --
   Class X                              5,750,306                2,043,829                  662,305                36,843,428
   Class Y                              1,953,815                  453,138                1,118,824               162,427,406
   Other                                       --                       --                       --                        --
                                    =============            =============            =============            ==============
  Cost:
   Class I                                     --                       --                       --                        --
   Class 1                                     --                       --                       --                        --
   Class II                                    --                       --                       --                        --
   Class 2                                     --                       --                       --                        --
   Class X                            $74,655,831              $22,903,062               $8,021,561               $36,843,428
   Class Y                             29,003,468                6,628,647               17,058,999               162,427,406
   Other                                       --                       --                       --                        --
                                    =============            =============            =============            ==============
  Market Value:
   Class I                                     --                       --                       --                        --
   Class 1                                     --                       --                       --                        --
   Class II                                    --                       --                       --                        --
   Class 2                                     --                       --                       --                        --
   Class X                            $67,681,100              $19,375,498               $7,517,161               $36,843,428
   Class Y                             22,918,251                4,254,966               12,519,641               162,427,406
   Other                                       --                       --                       --                        --
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --                    33,609
 Receivable from fund shares
  sold                                     33,273                    7,735                    1,328                        --
 Other assets                                   1                        1                        1                        --
                                    -------------            -------------            -------------            --------------
 Total Assets                          90,632,625               23,638,200               20,038,131               199,304,443
                                    -------------            -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                33,273                    7,735                    1,328                        --
 Payable for fund shares
  purchased                                    --                       --                       --                    33,609
 Other liabilities                             --                       --                       --                        --
                                    -------------            -------------            -------------            --------------
 Total Liabilities                         33,273                    7,735                    1,328                    33,609
                                    -------------            -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $90,599,352              $23,630,465              $20,036,803              $199,270,834
                                    =============            =============            =============            ==============

                                  MORGAN STANLEY --        MORGAN STANLEY --          VAN KAMPEN --
                                       GLOBAL              EQUALLY WEIGHTED             UIF SMALL
                                   INFRASTRUCTURE               S&P 500              COMPANY GROWTH
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (G)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --                1,031,015
   Class 2                                     --                       --                       --
   Class X                              1,185,740                2,729,605                       --
   Class Y                                513,005                3,733,739                       --
   Other                                       --                       --                       --
                                    =============            =============            =============
  Cost:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --              $16,639,501
   Class 2                                     --                       --                       --
   Class X                            $14,545,949              $36,035,468                       --
   Class Y                             10,675,933               76,314,876                       --
   Other                                       --                       --                       --
                                    =============            =============            =============
  Market Value:
   Class I                                     --                       --                       --
   Class 1                                     --                       --                       --
   Class II                                    --                       --               $9,371,929
   Class 2                                     --                       --                       --
   Class X                            $23,513,233              $31,690,712                       --
   Class Y                             10,147,241               42,751,310                       --
   Other                                       --                       --                       --
 Due from Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Receivable from fund shares
  sold                                      1,956                    7,741                    1,383
 Other assets                                   3                        1                       --
                                    -------------            -------------            -------------
 Total Assets                          33,662,433               74,449,764                9,373,312
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,956                    7,741                    1,383
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                          1,956                    7,741                    1,383
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $33,660,477              $74,442,023               $9,371,929
                                    =============            =============            =============

(f)  Formerly Growth. Change effective May 1, 2008.

(g)  Formerly Utilities. Change effective November 3, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               VAN KAMPEN --
                                                UIF GLOBAL
                                                 FRANCHISE              OPPENHEIMER
                                                 PORTFOLIO              MIDCAP FUND
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                                --                      --
   Class 1                                                --                      --
   Class II                                        1,809,285                      --
   Class 2                                                --                      --
   Class X                                                --                      --
   Class Y                                                --                      --
   Other                                                  --                 110,062
                                               =============            ============
  Cost:
   Class I                                                --                      --
   Class 1                                                --                      --
   Class II                                      $24,769,404                      --
   Class 2                                                --                      --
   Class X                                                --                      --
   Class Y                                                --                      --
   Other                                                  --              $5,459,328
                                               =============            ============
  Market Value:
   Class I                                                --                      --
   Class 1                                                --                      --
   Class II                                      $21,349,558                      --
   Class 2                                                --                      --
   Class X                                                --                      --
   Class Y                                                --                      --
   Other                                                  --              $2,974,979
 Due from Hartford Life and Annuity
  Insurance Company                                       --                     474
 Receivable from fund shares sold                      2,118                      --
 Other assets                                              1                      --
                                               -------------            ------------
 Total Assets                                     21,351,677               2,975,453
                                               -------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    2,118                      --
 Payable for fund shares purchased                        --                     474
 Other liabilities                                        --                      --
                                               -------------            ------------
 Total Liabilities                                     2,118                     474
                                               -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $21,349,559              $2,974,979
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            OPPENHEIMER           OPPENHEIMER                                 OPPENHEIMER
                                              CAPITAL                GLOBAL             OPPENHEIMER           MAIN STREET
                                         APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND       SMALL CAP FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                            --                    --                    --                    --
   Class 1                                            --                    --                    --                    --
   Class II                                           --                    --                    --                    --
   Class 2                                            --                    --                    --                    --
   Class X                                            --                    --                    --                    --
   Class Y                                            --                    --                    --                    --
   Other                                       3,104,304            11,784,403               821,094            10,796,863
                                            ============          ============          ============          ============
  Cost:
   Class I                                            --                    --                    --                    --
   Class 1                                            --                    --                    --                    --
   Class II                                           --                    --                    --                    --
   Class 2                                            --                    --                    --                    --
   Class X                                            --                    --                    --                    --
   Class Y                                            --                    --                    --                    --
   Other                                    $125,329,264          $403,312,630           $18,753,458          $194,324,335
                                            ============          ============          ============          ============
  Market Value:
   Class I                                            --                    --                    --                    --
   Class 1                                            --                    --                    --                    --
   Class II                                           --                    --                    --                    --
   Class 2                                            --                    --                    --                    --
   Class X                                            --                    --                    --                    --
   Class Y                                            --                    --                    --                    --
   Other                                     $78,911,392          $235,923,745           $11,840,180          $113,798,933
 Due from Hartford Life and Annuity
  Insurance Company                                   --               114,915                    --                    --
 Receivable from fund shares sold                 13,389                    --                 2,350               419,517
 Other assets                                          3                    --                    --                    13
                                            ------------          ------------          ------------          ------------
 Total Assets                                 78,924,784           236,038,660            11,842,530           114,218,463
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               13,389                    --                 2,350               419,517
 Payable for fund shares purchased                    --               114,915                    --                    --
 Other liabilities                                    --                     2                     3                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                13,389               114,917                 2,353               419,517
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                $78,911,395          $235,923,743           $11,840,177          $113,798,946
                                            ============          ============          ============          ============

                                         PUTNAM VT     PUTNAM VT     PUTNAM VT
                                        DIVERSIFIED   GLOBAL ASSET   GROWTH AND
                                           INCOME      ALLOCATION      INCOME
                                        SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                        --            --            --
   Class 1                                        --            --            --
   Class II                                       --            --            --
   Class 2                                        --            --            --
   Class X                                        --            --            --
   Class Y                                        --            --            --
   Other                                   8,919,841     1,109,280       531,725
                                        ============  ============  ============
  Cost:
   Class I                                        --            --            --
   Class 1                                        --            --            --
   Class II                                       --            --            --
   Class 2                                        --            --            --
   Class X                                        --            --            --
   Class Y                                        --            --            --
   Other                                 $76,127,917   $17,757,711   $13,216,316
                                        ============  ============  ============
  Market Value:
   Class I                                        --            --            --
   Class 1                                        --            --            --
   Class II                                       --            --            --
   Class 2                                        --            --            --
   Class X                                        --            --            --
   Class Y                                        --            --            --
   Other                                 $50,664,698   $12,091,149    $6,098,885
 Due from Hartford Life and Annuity
  Insurance Company                               --            --            --
 Receivable from fund shares sold             73,574         3,208           347
 Other assets                                     --            --            --
                                        ------------  ------------  ------------
 Total Assets                             50,738,272    12,094,357     6,099,232
                                        ------------  ------------  ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                           73,574         3,208           347
 Payable for fund shares purchased                --            --            --
 Other liabilities                                --             1             1
                                        ------------  ------------  ------------
 Total Liabilities                            73,574         3,209           348
                                        ------------  ------------  ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $50,664,698   $12,091,148    $6,098,884
                                        ============  ============  ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL         PUTNAM VT
                                      GROWTH AND        INTERNATIONAL
                                        INCOME              EQUITY
                                     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                     --                   --
   Class 1                                     --                   --
   Class II                                    --                   --
   Class 2                                     --                   --
   Class X                                     --                   --
   Class Y                                     --                   --
   Other                                  125,099           11,918,202
                                     ============       ==============
  Cost:
   Class I                                     --                   --
   Class 1                                     --                   --
   Class II                                    --                   --
   Class 2                                     --                   --
   Class X                                     --                   --
   Class Y                                     --                   --
   Other                               $1,739,509         $199,903,690
                                     ============       ==============
  Market Value:
   Class I                                     --                   --
   Class 1                                     --                   --
   Class II                                    --                   --
   Class 2                                     --                   --
   Class X                                     --                   --
   Class Y                                     --                   --
   Other                                 $893,206         $105,952,811
 Due from Hartford Life and
  Annuity Insurance Company                    --                   --
 Receivable from fund shares
  sold                                    128,200               32,517
 Other assets                                  --                    2
                                     ------------       --------------
 Total Assets                           1,021,406          105,985,330
                                     ------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               128,200               32,517
 Payable for fund shares
  purchased                                    --                   --
 Other liabilities                              1                   --
                                     ------------       --------------
 Total Liabilities                        128,201               32,517
                                     ------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $893,205         $105,952,813
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PUTNAM VT         PUTNAM VT
                                PUTNAM VT    PUTNAM VT     SMALL CAP     THE GEORGE PUTNAM
                                INVESTORS    NEW VALUE       VALUE         FUND OF BOSTON
                               SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                              --           --             --                --
   Class 1                              --           --             --                --
   Class II                             --           --             --                --
   Class 2                              --           --             --                --
   Class X                              --           --             --                --
   Class Y                              --           --             --                --
   Other                         8,109,887    2,503,115      7,607,208         2,185,030
                               ===========  ===========  =============      ============
  Cost:
   Class I                              --           --             --                --
   Class 1                              --           --             --                --
   Class II                             --           --             --                --
   Class 2                              --           --             --                --
   Class X                              --           --             --                --
   Class Y                              --           --             --                --
   Other                       $89,156,385  $38,013,829   $162,821,382       $25,020,608
                               ===========  ===========  =============      ============
  Market Value:
   Class I                              --           --             --                --
   Class 1                              --           --             --                --
   Class II                             --           --             --                --
   Class 2                              --           --             --                --
   Class X                              --           --             --                --
   Class Y                              --           --             --                --
   Other                       $56,444,812  $16,670,744    $64,889,485       $12,476,523
 Due from Hartford Life and
  Annuity Insurance Company             --           --             --                --
 Receivable from fund shares
  sold                               1,886      150,744         32,137            29,495
 Other assets                            6           --              2                --
                               -----------  -----------  -------------      ------------
 Total Assets                   56,446,704   16,821,488     64,921,624        12,506,018
                               -----------  -----------  -------------      ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company          1,886      150,744         32,137            29,495
 Payable for fund shares
  purchased                             --           --             --                --
 Other liabilities                      --           --             --                --
                               -----------  -----------  -------------      ------------
 Total Liabilities                   1,886      150,744         32,137            29,495
                               -----------  -----------  -------------      ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $56,444,818  $16,670,744    $64,889,487       $12,476,523
                               ===========  ===========  =============      ============

                                                                              VAN KAMPEN LIT
                                    PUTNAM VT             PUTNAM VT             ENTERPRISE
                                      VISTA                VOYAGER              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --               296,950
   Class 1                                   --                    --                    --
   Class II                                  --                    --               234,389
   Class 2                                   --                    --                    --
   Class X                                   --                    --                    --
   Class Y                                   --                    --                    --
   Other                                156,213                91,065                    --
                                   ============          ============          ============
  Cost:
   Class I                                   --                    --            $5,998,176
   Class 1                                   --                    --                    --
   Class II                                  --                    --             4,022,188
   Class 2                                   --                    --                    --
   Class X                                   --                    --                    --
   Class Y                                   --                    --                    --
   Other                             $2,210,765            $2,489,039                    --
                                   ============          ============          ============
  Market Value:
   Class I                                   --                    --            $2,930,900
   Class 1                                   --                    --                    --
   Class II                                  --                    --             2,315,769
   Class 2                                   --                    --                    --
   Class X                                   --                    --                    --
   Class Y                                   --                    --                    --
   Other                             $1,298,129            $1,819,489                    --
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --                    --
 Receivable from fund shares
  sold                                       53                   100                   315
 Other assets                                --                    --                    --
                                   ------------          ------------          ------------
 Total Assets                         1,298,182             1,819,589             5,246,984
                                   ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  53                   100                   315
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                    --                    --
                                   ------------          ------------          ------------
 Total Liabilities                           53                   100                   315
                                   ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $1,298,129            $1,819,489            $5,246,669
                                   ============          ============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN LIT
                                       GROWTH AND              VAN KAMPEN LIT
                                         INCOME                   COMSTOCK
                                       PORTFOLIO                 PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  958,843                        --
   Class 1                                       --                        --
   Class II                               9,815,489                17,969,728
   Class 2                                       --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
                                     ==============            ==============
  Cost:
   Class I                              $15,059,018                        --
   Class 1                                       --                        --
   Class II                             184,149,758              $236,084,122
   Class 2                                       --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
                                     ==============            ==============
  Market Value:
   Class I                              $13,174,512                        --
   Class 1                                       --                        --
   Class II                             134,570,344              $147,711,163
   Class 2                                       --                        --
   Class X                                       --                        --
   Class Y                                       --                        --
   Other                                         --                        --
 Due from Hartford Life and
  Annuity Insurance Company                      --                        --
 Receivable from fund shares
  sold                                       57,344                    29,699
 Other assets                                    --                        --
                                     --------------            --------------
 Total Assets                           147,802,200               147,740,862
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  57,344                    29,699
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                                4                         3
                                     --------------            --------------
 Total Liabilities                           57,348                    29,702
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $147,744,852              $147,711,160
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                VAN KAMPEN LIT          VAN KAMPEN LIT                                   WELLS FARGO
                                   CAPITAL                 MID CAP              VAN KAMPEN LIT           ADVANTAGE VT
                                    GROWTH                  GROWTH                GOVERNMENT                ASSET
                                  PORTFOLIO               PORTFOLIO                PORTFOLIO           ALLOCATION FUND
                               SUB-ACCOUNT (H)         SUB-ACCOUNT (I)            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                      --                       --                    --
   Class 1                                 --                      --                       --                    --
   Class II                           106,604                 270,462                3,332,880                    --
   Class 2                                 --                      --                       --                    --
   Class X                                 --                      --                       --                    --
   Class Y                                 --                      --                       --                    --
   Other                                   --                      --                       --                47,820
                                 ============            ============            =============            ==========
  Cost:
   Class I                                 --                      --                       --                    --
   Class 1                                 --                      --                       --                    --
   Class II                        $2,544,618              $1,136,003              $30,920,372                    --
   Class 2                                 --                      --                       --                    --
   Class X                                 --                      --                       --                    --
   Class Y                                 --                      --                       --                    --
   Other                                   --                      --                       --              $628,793
                                 ============            ============            =============            ==========
  Market Value:
   Class I                                 --                      --                       --                    --
   Class 1                                 --                      --                       --                    --
   Class II                        $1,802,676                $551,742              $30,862,466                    --
   Class 2                                 --                      --                       --                    --
   Class X                                 --                      --                       --                    --
   Class Y                                 --                      --                       --                    --
   Other                                   --                      --                       --              $445,204
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                       --                    --
 Receivable from fund
  shares sold                             125                      31                    2,847                    23
 Other assets                              --                      --                        1                    --
                                 ------------            ------------            -------------            ----------
 Total Assets                       1,802,801                 551,773               30,865,314               445,227
                                 ------------            ------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 125                      31                    2,847                    23
 Payable for fund shares
  purchased                                --                      --                       --                    --
 Other liabilities                         --                      --                       --                    --
                                 ------------            ------------            -------------            ----------
 Total Liabilities                        125                      31                    2,847                    23
                                 ------------            ------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,802,676                $551,742              $30,862,467              $445,204
                                 ============            ============            =============            ==========

                                 WELLS FARGO            WELLS FARGO            WELLS FARGO
                                 ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                 TOTAL RETURN              EQUITY             C&B LARGE CAP
                                  BOND FUND             INCOME FUND             VALUE FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                 --                    --                      --
   Class 1                                 --                    --                      --
   Class II                                --                    --                      --
   Class 2                                 --                    --                      --
   Class X                                 --                    --                      --
   Class Y                                 --                    --                      --
   Other                              176,306                18,370                 190,152
                                 ============            ==========            ============
  Cost:
   Class I                                 --                    --                      --
   Class 1                                 --                    --                      --
   Class II                                --                    --                      --
   Class 2                                 --                    --                      --
   Class X                                 --                    --                      --
   Class Y                                 --                    --                      --
   Other                           $1,716,555              $301,925              $1,944,800
                                 ============            ==========            ============
  Market Value:
   Class I                                 --                    --                      --
   Class 1                                 --                    --                      --
   Class II                                --                    --                      --
   Class 2                                 --                    --                      --
   Class X                                 --                    --                      --
   Class Y                                 --                    --                      --
   Other                           $1,710,168              $181,491              $1,336,765
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                    --                      --
 Receivable from fund
  shares sold                              86                    10                      50
 Other assets                               7                    --                      --
                                 ------------            ----------            ------------
 Total Assets                       1,710,261               181,501               1,336,815
                                 ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  86                    10                      50
 Payable for fund shares
  purchased                                --                    --                      --
 Other liabilities                         --                    --                      --
                                 ------------            ----------            ------------
 Total Liabilities                         86                    10                      50
                                 ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,710,175              $181,491              $1,336,765
                                 ============            ==========            ============

(h) Formerly Strategic Growth. Change effective April 30, 2008.

(i)  Formerly Aggressive Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   LARGE COMPANY        INTERNATIONAL
                                     CORE FUND            CORE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --
   Class 1                                  --                    --
   Class II                                 --                    --
   Class 2                                  --                    --
   Class X                                  --                    --
   Class Y                                  --                    --
   Other                                 2,749                40,858
                                     =========            ==========
  Cost:
   Class I                                  --                    --
   Class 1                                  --                    --
   Class II                                 --                    --
   Class 2                                  --                    --
   Class X                                  --                    --
   Class Y                                  --                    --
   Other                               $45,575              $349,910
                                     =========            ==========
  Market Value:
   Class I                                  --                    --
   Class 1                                  --                    --
   Class II                                 --                    --
   Class 2                                  --                    --
   Class X                                  --                    --
   Class Y                                  --                    --
   Other                               $26,257              $188,357
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --
 Receivable from fund shares
  sold                                       1                    58
 Other assets                               --                    --
                                     ---------            ----------
 Total Assets                           26,258               188,415
                                     ---------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  1                    58
 Payable for fund shares
  purchased                                 --                    --
 Other liabilities                          --                    --
                                     ---------            ----------
 Total Liabilities                           1                    58
                                     ---------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $26,257              $188,357
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                  LARGE COMPANY             MONEY                SMALL CAP
                                   GROWTH FUND           MARKET FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                   --                    --                    --
   Class 1                                   --                    --                    --
   Class II                                  --                    --                    --
   Class 2                                   --                    --                    --
   Class X                                   --                    --                    --
   Class Y                                   --                    --                    --
   Other                                458,044             5,373,895               493,728
                                   ============          ============          ============
  Cost:
   Class I                                   --                    --                    --
   Class 1                                   --                    --                    --
   Class II                                  --                    --                    --
   Class 2                                   --                    --                    --
   Class X                                   --                    --                    --
   Class Y                                   --                    --                    --
   Other                             $4,232,971            $5,373,895            $4,148,392
                                   ============          ============          ============
  Market Value:
   Class I                                   --                    --                    --
   Class 1                                   --                    --                    --
   Class II                                  --                    --                    --
   Class 2                                   --                    --                    --
   Class X                                   --                    --                    --
   Class Y                                   --                    --                    --
   Other                             $2,876,519            $5,373,895            $2,053,907
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --                    --
 Receivable from fund shares
  sold                                      922                   249                    85
 Other assets                                 1                    --                     1
                                   ------------          ------------          ------------
 Total Assets                         2,877,442             5,374,144             2,053,993
                                   ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 922                   249                    85
 Payable for fund shares
  purchased                                  --                    --                    --
 Other liabilities                           --                    --                    --
                                   ------------          ------------          ------------
 Total Liabilities                          922                   249                    85
                                   ------------          ------------          ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $2,876,520            $5,373,895            $2,053,908
                                   ============          ============          ============

                                                         WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                   ADVANTAGE VT         SMALL/MID CAP           ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class I                                  --                    --                      --
   Class 1                                  --                    --                      --
   Class II                                 --                    --                      --
   Class 2                                  --                    --                      --
   Class X                                  --                    --                      --
   Class Y                                  --                    --                      --
   Other                                17,888                20,096                  50,619
                                    ==========            ==========            ============
  Cost:
   Class I                                  --                    --                      --
   Class 1                                  --                    --                      --
   Class II                                 --                    --                      --
   Class 2                                  --                    --                      --
   Class X                                  --                    --                      --
   Class Y                                  --                    --                      --
   Other                              $303,354              $226,365              $1,109,850
                                    ==========            ==========            ============
  Market Value:
   Class I                                  --                    --                      --
   Class 1                                  --                    --                      --
   Class II                                 --                    --                      --
   Class 2                                  --                    --                      --
   Class X                                  --                    --                      --
   Class Y                                  --                    --                      --
   Other                              $200,173               $99,475                $514,286
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                      --
 Receivable from fund shares
  sold                                       9                     5                      20
 Other assets                               --                    --                      --
                                    ----------            ----------            ------------
 Total Assets                          200,182                99,480                 514,306
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  9                     5                      20
 Payable for fund shares
  purchased                                 --                    --                      --
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total Liabilities                           9                     5                      20
                                    ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $200,173               $99,475                $514,286
                                    ==========            ==========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class
 B                                                                    10,845,364     $6.974456   to     $8.806247     $92,416,219
AllianceBernstein VPS Global Research Growth Portfolio -- Class
 B                                                                       393,764      6.878083   to      7.307081       2,801,225
AllianceBernstein VPS International Value Portfolio --
 Class B                                                              27,538,919      4.444648   to      7.244492     192,889,910
AllianceBernstein VPS Small/Mid Cap Value Portfolio --
 Class B                                                               3,101,466      7.247982   to      7.736813      23,232,665
AllianceBernstein VPS Value Portfolio -- Class B                      14,605,686      6.496340   to      6.934511      98,064,692
AllianceBernstein VPS International Growth Portfolio --
 Class B                                                               2,079,336      5.227997   to      5.339751      10,978,183
AIM V.I. International Growth Fund -- Class S2                            29,800      6.409804   to      6.425832         191,441
American Funds Global Growth Fund -- Class 2                           5,311,627      1.148788   to     10.926441      42,964,915
American Funds Growth Fund -- Class 2                                 36,345,021      0.855005   to      8.844060     235,002,006
American Funds Growth-Income Fund -- Class 2                          26,915,857      0.849750   to      9.024019     226,140,893
American Funds International Fund -- Class 2                          12,311,758      1.196646   to     11.105759     100,041,432
American Funds Global Small Capitalization Fund --
 Class 2                                                               2,723,676      1.134516   to     11.655071      24,364,190
Fidelity VIP Equity-Income -- Class SRV2                              13,557,316      6.649588   to      7.098308      93,187,761
Fidelity VIP Growth -- Class SRV2                                      4,716,739      6.972324   to      7.442810      33,966,374
Fidelity VIP Contrafund -- Class SRV2                                 52,863,829      5.967505   to      8.350476     428,508,363
Fidelity VIP Mid Cap -- Class SRV2                                    11,633,124      6.054165   to      8.616452      96,971,915
Fidelity VIP Value Strategies -- Class SRV2                            1,207,479      5.717159   to      6.103049       7,112,198
Fidelity VIP Dynamic Capital Appreciation Portfolio --
 Class SRV2                                                              177,907      5.455028   to      5.571733         979,963
Franklin Income Securities Fund -- Class 4                               206,828      7.259758   to      7.278020       1,504,421
Franklin Small-Mid Cap Growth Securities Fund -- Class 2               4,857,017      0.731878   to      8.432728      25,805,351
Franklin Small Cap Value Securities Fund -- Class 4                       15,181      7.009158   to      7.026821         106,654
Franklin Strategic Income Securities Fund -- Class 1                   7,261,649      1.312418   to     14.302007      95,729,983
Franklin Mutual Shares Securities Fund -- Class 2                      8,511,412      0.948803   to     11.084438      88,271,058
Franklin Mutual Shares Securities Fund -- Class 4                        128,953      6.714724   to      6.731630         867,650
Templeton Developing Markets Securities Fund -- Class 1                1,259,010      1.597720   to     13.762697      15,494,023
Templeton Growth Securities Fund -- Class 2                            3,441,325      0.866879   to      9.170497      29,019,612
Templeton Growth Securities Fund -- Class 4                               88,520      6.351771   to      6.367763         563,349
Mutual Discovery Securities Fund -- Class 4                                5,057      7.587776   to      7.587776          38,375
Templeton Global Income Securities Fund -- Class 4                        47,154      9.917849   to      9.942749         468,298
Hartford Advisers HLS Fund -- Class IA                                30,941,322      0.810892   to      3.725355      33,273,494
Hartford LargeCap Growth HLS Fund -- Class IA                            240,650      5.447294   to      5.563824       1,324,395
Hartford Total Return Bond HLS Fund -- Class IA                      340,517,056      1.298620   to     12.515210     581,604,435
Hartford Capital Appreciation HLS Fund -- Class IA                     1,459,600      5.839811   to      7.401954       9,919,327
Hartford Dividend and Growth HLS Fund -- Class IA                    298,543,936      1.052246   to      6.607785     409,624,047
Hartford Fundamental Growth HLS Fund -- Class IA                       6,113,931      0.717886   to      0.792764       4,591,994
Hartford Global Advisers HLS Fund -- Class IA                         10,074,470      0.951331   to      7.506390      11,000,403
Hartford Global Equity HLS Fund -- Class IA                               48,640      6.109152   to      6.173557         298,366
Hartford Global Growth HLS Fund -- Class IA                           10,879,416      0.788413   to      6.624934      12,068,471

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA                     353,561,933     $0.748164   to     $7.766213    $302,186,047
Hartford Growth HLS Fund -- Class IA                                  24,330,477      0.829923   to      6.599596      21,174,888
Hartford Growth Opportunities HLS Fund -- Class IA                    92,700,860      1.033217   to     10.893724     104,182,919
Hartford High Yield HLS Fund -- Class IA                              31,830,175      0.987452   to      8.756855      33,800,410
Hartford Index HLS Fund -- Class IA                                   15,248,028      0.709350   to      3.481821      14,391,935
Hartford International Growth HLS Fund -- Class IA                    50,844,881      0.804725   to      5.065322      43,366,845
Hartford International Small Company HLS Fund --
 Class IA                                                             19,796,287      1.310931   to      5.749359      27,089,060
Hartford International Opportunities HLS Fund -- Class IA             94,338,163      0.964157   to      6.911230     108,328,653
Hartford Mid Cap Growth HLS Fund -- Class IA                             441,749      5.065890   to      5.174315       2,262,617
Hartford Money Market HLS Fund -- Class IA                           301,725,237      1.035301   to     10.262584     409,152,593
Hartford Small Cap Value HLS Fund -- Class IA                            384,031      6.267578   to      6.401634       2,434,088
Hartford Small Company HLS Fund -- Class IA                           36,411,063      0.896115   to      6.678043      44,528,075
Hartford SmallCap Growth HLS Fund -- Class IA                         30,251,908      0.800757   to      8.313641      26,006,132
Hartford Stock HLS Fund -- Class IA                                   37,429,223      0.624503   to      3.951794      30,307,684
Hartford U.S. Government Securities HLS Fund -- Class IA             287,969,728      1.064651   to      1.168037     320,233,872
Hartford Value HLS Fund -- Class IA                                   71,620,590      0.892530   to      0.985619      66,977,519
Hartford Value Opportunities HLS Fund -- Class IA                     27,794,836      0.832316   to      9.699977      24,764,987
Hartford Equity Income HLS Fund -- Class IA                           27,194,920      1.007944   to      1.090261      28,805,155
American Funds Bond HLS Fund -- Class IB                                 114,143      8.901131   to      8.919032       1,017,845
American Funds Global Growth HLS Fund -- Class IB                         21,145      6.348879   to      6.361685         134,461
American Funds Global Small Capitalization HLS Fund --
 Class IB                                                                 31,107      5.051966   to      5.062163         157,429
American Funds Growth HLS Fund -- Class IB                               120,352      5.830348   to      5.842125         702,973
American Funds Growth-Income HLS Fund -- Class IB                         47,822      6.458185   to      6.458185         308,843
American Funds International HLS Fund -- Class IB                         92,812      6.036989   to      6.049169         561,146
Lord Abbett All Value Portfolio -- Class VC                            3,183,032      8.483783   to      9.055859      28,151,857
Lord Abbett America's Value Portfolio -- Class VC                      2,676,245      8.232069   to      8.770359      23,084,763
Lord Abbett Bond Debenture Fund -- Class VC                            7,705,404      8.784491   to      9.376827      70,316,803
Lord Abbett Growth and Income Portfolio -- Class VC                   27,486,057      6.132052   to      7.745474     207,460,315
Lord Abbett Large Cap Core Fund -- Class VC                            1,671,415      8.395121   to      8.935018      14,567,588
MFS Core Equity Series -- Class INIT                                     852,278      0.730666   to      6.259637       4,130,327
MFS Growth Series -- Class INIT                                        1,400,369      0.842336   to      6.328317       6,098,270
MFS Investors Growth Stock Series -- Class INIT                          799,191      0.722254   to      5.799550       3,757,568
MFS Investors Trust Series -- Class INIT                               1,920,445      0.879327   to      7.092705      13,040,319
MFS Total Return Series -- Class INIT                                 13,092,853      1.022140   to     11.403335     141,440,926
MFS Total Return Series -- Class SRV                                       6,140      8.056854   to      8.056854          49,472
MFS Value Series -- Class SRV                                             48,177      7.274058   to      7.292241         351,222
Van Kampen -- UIF Equity and Income Portfolio -- Class II              1,508,944     10.910358   to     11.600634      17,047,076
Van Kampen -- UIF Core Plus Fixed Income Portfolio --
 Class I                                                               8,216,827      1.099033   to     12.929310      97,211,326
Van Kampen -- UIF Emerging Markets Debt Portfolio --
 Class I                                                                 447,199      1.497766   to     19.550493       7,736,813
Van Kampen -- UIF Emerging Markets Equity Portfolio -- Class I           819,980      1.532453   to     13.572887      10,083,629
Van Kampen -- UIF Emerging Markets Equity Portfolio -- Class II        4,140,683      5.705553   to      9.891401      39,510,116

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen -- UIF High Yield Portfolio -- Class I                      1,670,879     $1.059525   to     $8.933492     $13,945,975
Van Kampen -- UIF Mid Cap Growth Portfolio -- Class II                 3,054,180      7.702651   to      8.222129      24,332,503
Van Kampen -- UIF U.S. Mid Cap Value Portfolio --
 Class I                                                               3,541,597      0.899713   to     12.259635      35,880,015
Van Kampen -- UIF U.S. Mid Cap Value Portfolio --
 Class II                                                              1,869,373      5.593873   to      8.180000      14,868,440
Morgan Stanley -- Focus Growth Portfolio -- Class X                    5,956,033      0.639343   to     16.475352      43,638,964
Morgan Stanley -- Focus Growth Portfolio -- Class Y                    3,156,587      3.791872   to      4.077787      12,560,427
Morgan Stanley -- Balanced Portfolio -- Class X                        2,718,939      1.037274   to     19.974276      20,996,322
Morgan Stanley -- Balanced Portfolio -- Class Y                        1,479,739     10.373048   to     11.154780      16,073,281
Morgan Stanley -- Capital Opportunities Portfolio --
 Class X                                                               1,036,434      0.758844   to      7.190639       5,697,693
Morgan Stanley -- Capital Opportunities Portfolio --
 Class Y                                                               2,013,419      2.531990   to      2.722889       5,331,139
Morgan Stanley -- Mid Cap Growth Portfolio -- Class X                  1,346,739      0.985863   to     20.825287      14,464,780
Morgan Stanley -- Mid Cap Growth Portfolio -- Class Y                    816,715      5.453858   to      5.865020       4,640,211
Morgan Stanley -- Flexible Income Portfolio -- Class X                 1,678,483      1.081452   to     11.473379      12,689,192
Morgan Stanley -- Flexible Income Portfolio -- Class Y                 1,585,221      8.586317   to      9.233324      14,190,348
Morgan Stanley -- Dividend Growth Portfolio -- Class X                 7,303,008      0.767650   to     19.065295      67,262,986
Morgan Stanley -- Dividend Growth Portfolio -- Class Y                 2,897,042      7.563094   to      8.133212      22,916,829
Morgan Stanley -- Global Equity Portfolio -- Class X                   2,500,351      0.911411   to     13.911141      19,333,939
Morgan Stanley -- Global Equity Portfolio -- Class Y                     653,337      6.242001   to      6.712507       4,254,966
Morgan Stanley -- Capital Growth Portfolio -- Class X                  1,059,653      0.697147   to     12.420900       7,472,096
Morgan Stanley -- Capital Growth Portfolio -- Class Y                  2,955,071      4.092333   to      4.400884      12,519,641
Morgan Stanley -- Money Market Portfolio -- Class X                    3,395,046      1.083695   to     13.967757      36,624,137
Morgan Stanley -- Money Market Portfolio -- Class Y                   15,417,140     10.165174   to     10.931102     162,427,409
Morgan Stanley -- Global Infrastructure Portfolio --
 Class X                                                               1,604,691      1.240858   to     24.999811      23,223,131
Morgan Stanley -- Global Infrastructure Portfolio --
 Class Y                                                               1,295,066      7.453289   to      8.014776      10,147,241
Morgan Stanley -- Equally Weighted S&P 500 Portfolio -- Class X        3,164,841      0.881474   to     21.702271      31,555,957
Morgan Stanley -- Equally Weighted S&P 500 Portfolio -- Class Y        4,628,410      8.893738   to      9.564133      42,751,310
Van Kampen -- UIF Small Company Growth Portfolio --
 Class II                                                              1,173,856      7.779124   to      8.196631       9,371,929
Van Kampen -- UIF Global Franchise Portfolio -- Class II               1,621,488     12.777273   to     13.585555      21,349,559
Oppenheimer Midcap Fund -- Class SRV                                     510,504      5.637671   to      6.018009       2,974,979
Oppenheimer Capital Appreciation Fund -- Class SRV                    11,780,229      6.471717   to      6.908280      78,856,018
Oppenheimer Global Securities Fund -- Class SRV                       28,987,207      5.739180   to      8.372758     235,812,618
Oppenheimer Main Street Fund -- Class SRV                              1,638,151      5.878678   to      7.519888      11,840,177
Oppenheimer Main Street Small Cap Fund -- Class SRV                   15,631,022      7.044132   to      7.519269     113,740,288
Putnam VT Diversified Income -- Class IB                               4,302,078      6.961906   to     12.954271      50,664,698
Putnam VT Global Asset Allocation -- Class IB                            769,024      7.285521   to     25.458789      12,091,148
Putnam VT Growth and Income -- Class IB                                  342,881      6.669551   to     33.886310       6,098,884
Putnam VT International Growth and Income -- Class IB                    171,890      5.125422   to      5.235104         893,205
Putnam VT International Equity -- Class IB                             9,883,178      5.617009   to     14.834573     105,894,237

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors -- Class IB                                       10,136,813     $4.048101   to     $6.344414     $56,430,515
Putnam VT New Value -- Class IB                                        1,507,241      7.952811   to     11.537165      16,670,744
Putnam VT Small Cap Value -- Class IB                                  4,927,050     11.385034   to     14.109315      64,856,671
Putnam VT The George Putnam Fund of Boston -- Class IB                 1,591,851      7.104520   to      8.242076      12,474,079
Putnam VT Vista -- Class IB                                              209,936      2.988137   to      9.191769       1,298,129
Putnam VT Voyager -- Class IB                                            226,563      3.410380   to     36.445963       1,819,489
Van Kampen LIT Enterprise Portfolio -- Class I                           702,920      0.656838   to      5.575323       2,925,863
Van Kampen LIT Enterprise Portfolio -- Class II                          629,271      3.510529   to      3.775173       2,315,769
Van Kampen LIT Growth and Income Portfolio -- Class I                  1,896,732      0.980293   to     11.181872      13,157,548
Van Kampen LIT Growth and Income Portfolio -- Class II                11,919,836     10.728106   to     11.612121     134,541,504
Van Kampen LIT Comstock Portfolio -- Class II                         14,517,531      9.718718   to     10.472431     147,676,078
Van Kampen LIT Capital Growth Portfolio -- Class II                      241,772      7.233687   to      7.691740       1,802,676
Van Kampen LIT Mid Cap Growth Portfolio -- Class II                       76,772      7.019577   to      7.396327         551,742
Van Kampen LIT Government Portfolio -- Class II                        2,891,547     10.421719   to     10.975385      30,862,467
Wells Fargo Advantage VT Asset Allocation Fund                           470,948      0.928005   to      0.993419         445,204
Wells Fargo Advantage VT Total Return Bond Fund                        1,405,812      1.188977   to      1.272794       1,710,175
Wells Fargo Advantage VT Equity Income Fund                              211,222      0.845617   to      0.877816         181,491
Wells Fargo Advantage VT C&B Large Cap Value Fund                      1,622,152      0.787009   to      0.838427       1,336,765
Wells Fargo Advantage VT Large Company Core Fund                          40,552      0.642058   to      0.684037          26,257
Wells Fargo Advantage VT International Core Fund                         217,687      0.856985   to      0.912908         188,357
Wells Fargo Advantage VT Large Company Growth Fund                     4,292,076      0.647219   to      0.692866       2,876,520
Wells Fargo Advantage VT Money Market Fund                             5,146,154      1.012242   to      1.083600       5,373,895
Wells Fargo Advantage VT Small Cap Growth Fund                         2,283,504      0.864682   to      0.925656       2,053,908
Wells Fargo Advantage VT Discovery Fund                                   24,038      8.122728   to      8.495159         200,173
Wells Fargo Advantage VT Small/Mid Cap Value Fund                         13,645      7.131261   to      7.458200          99,475
Wells Fargo Advantage VT Opportunity Fund                                 69,024      7.325020   to      7.524753         514,286
DEFERRED ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS International Value Portfolio --
 Class B                                                                  22,911      7.011908   to      7.244492         164,427
AllianceBernstein VPS Small/Mid Cap Value Portfolio --
 Class B                                                                  16,065      7.618903   to      7.736813         124,016
AllianceBernstein VPS Value Portfolio -- Class B                          24,430      6.711856   to      6.934511         168,435
American Funds Global Growth Fund -- Class 2                                 561     10.926441   to     10.926441           6,134
American Funds Growth Fund -- Class 2                                     10,613      6.108778   to      8.844060          75,482
American Funds Growth-Income Fund -- Class 2                               7,910      8.753941   to      9.024019          70,755
American Funds International Fund -- Class 2                               3,270      7.659076   to     11.105759          29,542
Fidelity VIP Equity-Income -- Class SRV2                                   5,912      6.870274   to      6.990079          41,229
Fidelity VIP Growth -- Class SRV2                                          2,178      7.329329   to      7.329329          15,961
Fidelity VIP Contrafund -- Class SRV2                                     23,043      8.082310   to      8.350476         191,501
Fidelity VIP Mid Cap -- Class SRV2                                        27,813      8.485112   to      8.616452         239,589
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                     463      4.807873   to      4.807873           2,227
Franklin Strategic Income Securities Fund -- Class 1                       2,420     14.302007   to     14.302007          34,617
Franklin Mutual Shares Securities Fund -- Class 2                         22,537     10.914507   to     11.084438         249,486
Hartford Advisers HLS Fund -- Class IA                                    31,175      0.849868   to      0.849868          26,495
Hartford Total Return Bond HLS Fund -- Class IA                          341,529      1.428229   to      2.972252         498,249
Hartford Dividend and Growth HLS Fund -- Class IA                        117,400      1.167585   to      1.167585         137,074

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA                         300,757     $0.778582   to     $0.916869        $236,232
Hartford Growth HLS Fund -- Class IA                                       3,037      0.891619   to      0.891619           2,708
Hartford High Yield HLS Fund -- Class IA                                   4,333      1.027542   to      1.034513           4,456
Hartford International Growth HLS Fund -- Class IA                         2,617      0.867746   to      0.867746           2,271
Hartford International Small Company HLS Fund --
 Class IA                                                                 12,753      1.413568   to      1.413568          18,027
Hartford International Opportunities HLS Fund -- Class IA                 54,090      0.989115   to      1.792602          54,651
Hartford Money Market HLS Fund -- Class IA                                 7,411      1.197239   to      2.022595           9,382
Hartford Small Company HLS Fund -- Class IA                              106,297      1.044447   to      1.652813         115,450
Hartford SmallCap Growth HLS Fund -- Class IA                             39,760      0.834837   to      0.878590          34,731
Hartford U.S. Government Securities HLS Fund -- Class IA                 267,186      1.109927   to      1.143746         305,016
Hartford Value HLS Fund -- Class IA                                       14,508      0.930515   to      0.963202          13,770
Hartford Equity Income HLS Fund -- Class IA                                2,376      1.070808   to      1.070808           2,544
Lord Abbett All Value Portfolio -- Class VC                                  336      8.917888   to      8.917888           2,997
Lord Abbett America's Value Portfolio -- Class VC                            546      8.636740   to      8.636740           4,716
Lord Abbett Bond Debenture Fund -- Class VC                                  264      9.233938   to      9.233938           2,437
Lord Abbett Growth and Income Portfolio -- Class VC                        5,283      7.627429   to      7.627429          40,296
MFS Total Return Series -- Class INIT                                     24,192     11.362375   to     11.403335         275,801
Van Kampen -- UIF Core Plus Fixed Income Portfolio --
 Class I                                                                   4,092     12.335024   to     12.929310          51,480
Van Kampen -- UIF Emerging Markets Equity Portfolio -- Class I               178     13.572887   to     13.572887           2,412
Van Kampen -- UIF High Yield Portfolio -- Class I                            330      8.933492   to      8.933492           2,944
Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class I                  2,107      8.842952   to     11.346784          19,772
Morgan Stanley -- Focus Growth Portfolio -- Class X                       10,391     16.475352   to     16.475352         171,195
Morgan Stanley -- Focus Growth Portfolio -- Class Y                          132      4.077787   to      4.077787             538
Morgan Stanley -- Balanced Portfolio -- Class X                            3,188     19.974276   to     19.974276          63,688
Morgan Stanley -- Balanced Portfolio -- Class Y                              168     11.154780   to     11.154780           1,872
Morgan Stanley -- Capital Opportunities Portfolio --
 Class X                                                                   3,823      7.190639   to      7.190639          27,487
Morgan Stanley -- Mid Cap Growth Portfolio -- Class X                      2,211     20.825287   to     20.825287          46,044
Morgan Stanley -- Flexible Income Portfolio -- Class X                     6,495     11.473379   to     11.473379          74,517
Morgan Stanley -- Dividend Growth Portfolio -- Class X                    21,931     19.065295   to     19.065295         418,116
Morgan Stanley -- Dividend Growth Portfolio -- Class Y                       175      8.133212   to      8.133212           1,421
Morgan Stanley -- Global Equity Portfolio -- Class X                       2,988     13.911141   to     13.911141          41,560
Morgan Stanley -- Capital Growth Portfolio -- Class X                      3,628     12.420900   to     12.420900          45,066
Morgan Stanley -- Money Market Portfolio -- Class X                       15,700     13.967757   to     13.967757         219,288
Morgan Stanley -- Global Infrastructure Portfolio --
 Class X                                                                  11,604     24.999811   to     24.999811         290,105
Morgan Stanley -- Equally Weighted S&P 500 Portfolio -- Class X            6,209     21.702271   to     21.702271         134,756
Oppenheimer Capital Appreciation Fund -- Class SRV                         8,153      6.686447   to      6.802991          55,377
Oppenheimer Global Securities Fund -- Class SRV                           13,357      8.245159   to      8.372758         111,125
Oppenheimer Main Street Small Cap Fund -- Class SRV                        7,935      7.277826   to      7.404661          58,658
Putnam VT International Equity -- Class IB                                 4,040     14.119315   to     14.533222          58,576
Putnam VT Investors -- Class IB                                            2,331      6.038491   to      6.215520          14,303
Putnam VT Small Cap Value -- Class IB                                      2,378     13.428971   to     13.822673          32,816

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                     OWNED BY         UNIT               UNIT         CONTRACT
                                                                   PARTICIPANTS   FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston -- Class IB                       306     $7.973153   to     $7.973153          $2,444
Van Kampen LIT Enterprise Portfolio -- Class I                               923      5.455176   to      5.455176           5,037
Van Kampen LIT Growth and Income Portfolio -- Class I                      1,535     11.051101   to     11.051101          16,964
Van Kampen LIT Growth and Income Portfolio -- Class II                     2,483     11.612121   to     11.612121          28,836
Van Kampen LIT Comstock Portfolio -- Class II                              3,362     10.275501   to     10.444989          35,082

#  Rounded unit values

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,557,988                   $11,198
                                     --------------             -------------
EXPENSES:
 Administrative charges                    (222,117)                  (14,425)
 Mortality and expense risk
  charges                                (1,549,509)                 (101,051)
                                     --------------             -------------
  Total expenses                         (1,771,626)                 (115,476)
                                     --------------             -------------
  Net investment income (loss)            1,786,362                  (104,278)
                                     --------------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (974,048)               (2,093,526)
 Net realized gain on
  distributions                           2,777,227                   715,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (44,275,456)               (3,589,386)
                                     --------------             -------------
  Net gain (loss) on
   investments                          (42,472,277)               (4,966,920)
                                     --------------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(40,685,915)              $(5,071,198)
                                     ==============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,723,711               $154,157             $2,811,955                   $ --
                                   --------------          -------------          -------------           ------------
EXPENSES:
 Administrative charges                  (598,752)               (66,878)              (266,310)                    --
 Mortality and expense risk
  charges                              (4,143,019)              (466,030)            (1,857,196)              (168,880)
                                   --------------          -------------          -------------           ------------
  Total expenses                       (4,741,771)              (532,908)            (2,123,506)              (168,880)
                                   --------------          -------------          -------------           ------------
  Net investment income
   (loss)                              (2,018,060)              (378,751)               688,449               (168,880)
                                   --------------          -------------          -------------           ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,654,479)            (1,372,102)            (1,829,739)              (324,300)
 Net realized gain on
  distributions                        19,486,207              3,630,747              7,169,324                173,595
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (226,137,375)           (16,195,453)           (76,415,826)            (7,657,855)
                                   --------------          -------------          -------------           ------------
  Net gain (loss) on
   investments                       (211,305,647)           (13,936,808)           (71,076,241)            (7,808,560)
                                   --------------          -------------          -------------           ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(213,323,707)          $(14,315,559)          $(70,387,792)           $(7,977,440)
                                   ==============          =============          =============           ============

                                   AIM V.I.          AMERICAN FUNDS
                                 INTERNATIONAL           GLOBAL          AMERICAN FUNDS
                                  GROWTH FUND          GROWTH FUND        GROWTH FUND
                                SUB-ACCOUNT (A)        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,083             $1,111,514          $2,915,593
                                   ---------          -------------      --------------
EXPENSES:
 Administrative charges                   --                (90,459)           (495,310)
 Mortality and expense risk
  charges                               (446)            (1,196,455)         (6,975,344)
                                   ---------          -------------      --------------
  Total expenses                        (446)            (1,286,914)         (7,470,654)
                                   ---------          -------------      --------------
  Net investment income
   (loss)                                637               (175,400)         (4,555,061)
                                   ---------          -------------      --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (121)             1,491,112           5,930,192
 Net realized gain on
  distributions                        3,148              5,892,129          44,179,454
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (27,144)           (38,838,340)       (253,140,284)
                                   ---------          -------------      --------------
  Net gain (loss) on
   investments                       (24,117)           (31,455,099)       (203,030,638)
                                   ---------          -------------      --------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(23,480)          $(31,630,499)      $(207,585,699)
                                   =========          =============      ==============

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS             AMERICAN FUNDS
                                   GROWTH-INCOME FUND         INTERNATIONAL FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $5,588,511                 $2,812,323
                                     ---------------            ---------------
EXPENSES:
 Administrative charges                     (463,601)                  (189,492)
 Mortality and expense risk
  charges                                 (6,228,698)                (2,867,292)
                                     ---------------            ---------------
  Total expenses                          (6,692,299)                (3,056,784)
                                     ---------------            ---------------
  Net investment income (loss)            (1,103,788)                  (244,461)
                                     ---------------            ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    5,019,910                 (1,945,055)
 Net realized gain on
  distributions                           23,524,531                 21,743,282
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (188,839,133)              (103,409,871)
                                     ---------------            ---------------
  Net gain (loss) on
   investments                          (160,294,692)               (83,611,644)
                                     ---------------            ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(161,398,480)              $(83,856,105)
                                     ===============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                     GLOBAL SMALL         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                 CAPITALIZATION FUND     EQUITY-INCOME            GROWTH             CONTRAFUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --           $3,161,343             $312,282            $4,935,853
                                    --------------       --------------       --------------       ---------------
EXPENSES:
 Administrative charges                    (59,690)            (261,068)            (109,496)           (1,208,907)
 Mortality and expense risk
  charges                                 (824,933)          (1,815,218)            (787,405)           (8,027,422)
                                    --------------       --------------       --------------       ---------------
  Total expenses                          (884,623)          (2,076,286)            (896,901)           (9,236,329)
                                    --------------       --------------       --------------       ---------------
  Net investment income
   (loss)                                 (884,623)           1,085,057             (584,619)           (4,300,476)
                                    --------------       --------------       --------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (267,037)          (1,120,333)          (1,473,774)           (8,718,035)
 Net realized gain on
  distributions                          6,439,564              129,870                   --            16,751,238
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (37,234,631)         (71,824,715)         (30,593,266)         (334,966,965)
                                    --------------       --------------       --------------       ---------------
  Net gain (loss) on
   investments                         (31,062,104)         (72,815,178)         (32,067,040)         (326,933,762)
                                    --------------       --------------       --------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(31,946,727)        $(71,730,121)        $(32,651,659)        $(331,234,238)
                                    ==============       ==============       ==============       ===============

                                                                            FIDELITY VIP
                                                    FIDELITY VIP           DYNAMIC CAPITAL
                                FIDELITY VIP            VALUE               APPRECIATION
                                  MID CAP            STRATEGIES               PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $330,582             $63,965                 $6,569
                               --------------       -------------            -----------
EXPENSES:
 Administrative charges              (275,419)            (24,459)                    --
 Mortality and expense risk
  charges                          (1,909,039)           (181,252)               (14,997)
                               --------------       -------------            -----------
  Total expenses                   (2,184,458)           (205,711)               (14,997)
                               --------------       -------------            -----------
  Net investment income
   (loss)                          (1,853,876)           (141,746)                (8,428)
                               --------------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (2,402,370)           (949,889)               (53,630)
 Net realized gain on
  distributions                    22,557,892           2,674,424                  2,987
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (86,217,743)         (9,703,170)              (475,806)
                               --------------       -------------            -----------
  Net gain (loss) on
   investments                    (66,062,221)         (7,978,635)              (526,449)
                               --------------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(67,916,097)        $(8,120,381)             $(534,877)
                               ==============       =============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                         FRANKLIN
                                                FRANKLIN              SMALL-MID CAP
                                                 INCOME                   GROWTH
                                             SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $2,651                      $ --
                                               -----------            --------------
EXPENSES:
 Administrative charges                                 --                   (54,263)
 Mortality and expense risk charges                 (3,893)                 (747,023)
                                               -----------            --------------
  Total expenses                                    (3,893)                 (801,286)
                                               -----------            --------------
  Net investment income (loss)                      (1,242)                 (801,286)
                                               -----------            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        (317)                  319,580
 Net realized gain on distributions                  1,062                 5,410,223
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (137,100)              (26,827,632)
                                               -----------            --------------
  Net gain (loss) on investments                  (136,355)              (21,097,829)
                                               -----------            --------------
  Net increase (decrease) in net assets
   resulting from operations                     $(137,597)             $(21,899,115)
                                               ===========            ==============

(a)  From inception February 29, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            FRANKLIN             FRANKLIN                                   TEMPLETON
                                            SMALL CAP           STRATEGIC              FRANKLIN             DEVELOPING
                                              VALUE               INCOME            MUTUAL SHARES            MARKETS
                                         SECURITIES FUND     SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                         SUB-ACCOUNT (J)       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $40            $7,625,598            $3,924,204              $842,502
                                            ---------          ------------          ------------          ------------
EXPENSES:
 Administrative charges                            --              (137,551)             (176,758)              (33,789)
 Mortality and expense risk charges              (253)           (1,990,421)           (2,410,091)             (511,346)
                                            ---------          ------------          ------------          ------------
  Total expenses                                 (253)           (2,127,972)           (2,586,849)             (545,135)
                                            ---------          ------------          ------------          ------------
  Net investment income (loss)                   (213)            5,497,626             1,337,355               297,367
                                            ---------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (73)             (759,848)            3,709,448               429,877
 Net realized gain on distributions               214               264,014             5,580,144             5,589,049
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (16,309)          (19,351,774)          (72,186,526)          (26,064,129)
                                            ---------          ------------          ------------          ------------
  Net gain (loss) on investments              (16,168)          (19,847,608)          (62,896,934)          (20,045,203)
                                            ---------          ------------          ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(16,381)         $(14,349,982)         $(61,559,579)         $(19,747,836)
                                            =========          ============          ============          ============


                                             TEMPLETON                              TEMPLETON
                                               GROWTH         MUTUAL DISCOVERY    GLOBAL INCOME
                                          SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $814,868              $345               $204
                                            ------------          --------          ---------
EXPENSES:
 Administrative charges                          (59,024)               --                 --
 Mortality and expense risk charges             (825,150)             (120)            (1,343)
                                            ------------          --------          ---------
  Total expenses                                (884,174)             (120)            (1,343)
                                            ------------          --------          ---------
  Net investment income (loss)                   (69,306)              225             (1,139)
                                            ------------          --------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   223,647               (23)              (128)
 Net realized gain on distributions            3,210,546               575                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (28,110,276)           (8,101)            17,889
                                            ------------          --------          ---------
  Net gain (loss) on investments             (24,676,083)           (7,549)            17,761
                                            ------------          --------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $(24,745,389)          $(7,324)           $16,622
                                            ============          ========          =========

(a)  From inception February 29, 2008 to December 31, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                             HARTFORD                LARGECAP
                                             ADVISERS                 GROWTH
                                             HLS FUND                HLS FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,355,291                $15,536
                                          --------------            -----------
EXPENSES:
 Administrative charges                          (89,084)                    --
 Mortality and expense risk charges             (626,802)               (12,578)
                                          --------------            -----------
  Total expenses                                (715,886)               (12,578)
                                          --------------            -----------
  Net investment income (loss)                   639,405                  2,958
                                          --------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (1,124,558)               (95,536)
 Net realized gain on distributions              283,471                 96,447
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,884,276)              (451,908)
                                          --------------            -----------
  Net gain (loss) on investments             (17,725,363)              (450,997)
                                          --------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                $(17,085,958)             $(448,039)
                                          ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          HARTFORD             HARTFORD           HARTFORD           HARTFORD
                                           TOTAL                CAPITAL           DIVIDEND         FUNDAMENTAL
                                        RETURN BOND          APPRECIATION        AND GROWTH           GROWTH
                                          HLS FUND             HLS FUND           HLS FUND           HLS FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT (A)     SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $42,474,189             $224,707         $12,256,699           $17,051
                                        ------------          -----------      --------------      ------------
EXPENSES:
 Administrative charges                   (1,300,125)                  --          (1,040,957)          (11,897)
 Mortality and expense risk charges       (8,804,525)             (17,840)         (6,803,444)          (83,231)
                                        ------------          -----------      --------------      ------------
  Total expenses                         (10,104,650)             (17,840)         (7,844,401)          (95,128)
                                        ------------          -----------      --------------      ------------
  Net investment income (loss)            32,369,539              206,867           4,412,298           (78,077)
                                        ------------          -----------      --------------      ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                            (4,323,197)               5,169          (6,067,242)         (674,013)
 Net realized gain on distributions               --               15,801          11,449,211           762,632
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               (90,497,267)            (617,194)       (217,344,815)       (3,578,000)
                                        ------------          -----------      --------------      ------------
  Net gain (loss) on investments         (94,820,464)            (596,224)       (211,962,846)       (3,489,381)
                                        ------------          -----------      --------------      ------------
  Net increase (decrease) in net
   assets resulting from operations     $(62,450,925)           $(389,357)      $(207,550,548)      $(3,567,458)
                                        ============          ===========      ==============      ============

                                              HARTFORD
                                               GLOBAL             HARTFORD         HARTFORD
                                              ADVISERS          GLOBAL EQUITY    GLOBAL GROWTH
                                              HLS FUND            HLS FUND         HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)    SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $650,762             $2,757          $137,588
                                            ------------          ---------      ------------
EXPENSES:
 Administrative charges                          (27,880)                --           (46,538)
 Mortality and expense risk charges             (183,843)            (1,927)         (337,082)
                                            ------------          ---------      ------------
  Total expenses                                (211,723)            (1,927)         (383,620)
                                            ------------          ---------      ------------
  Net investment income (loss)                   439,039                830          (246,032)
                                            ------------          ---------      ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (610,121)               157        (2,277,544)
 Net realized gain on distributions              274,603                 --         1,017,818
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (5,781,482)           (62,334)      (14,059,512)
                                            ------------          ---------      ------------
  Net gain (loss) on investments              (6,117,000)           (62,177)      (15,319,238)
                                            ------------          ---------      ------------
  Net increase (decrease) in net
   assets resulting from operations          $(5,677,961)          $(61,347)     $(15,565,270)
                                            ============          =========      ============

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                  DISCIPLINED            HARTFORD
                                    EQUITY                GROWTH
                                   HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $4,915,703              $78,125
                                ---------------       --------------
EXPENSES:
 Administrative charges                (860,935)             (60,019)
 Mortality and expense risk
  charges                            (6,114,502)            (395,070)
                                ---------------       --------------
  Total expenses                     (6,975,437)            (455,089)
                                ---------------       --------------
  Net investment income (loss)       (2,059,734)            (376,964)
                                ---------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (8,697,101)            (851,815)
 Net realized gain on
  distributions                      42,816,027            1,097,729
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (232,187,055)         (16,049,429)
                                ---------------       --------------
  Net gain (loss) on
   investments                     (198,068,129)         (15,803,515)
                                ---------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(200,127,863)        $(16,180,479)
                                ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                              HARTFORD
                                  GROWTH            HARTFORD         HARTFORD        INTERNATIONAL
                               OPPORTUNITIES       HIGH YIELD          INDEX            GROWTH
                                 HLS FUND           HLS FUND         HLS FUND          HLS FUND
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $610,681         $4,274,268         $434,743          $765,314
                               ------------       ------------      -----------      ------------
EXPENSES:
 Administrative charges            (299,901)           (86,774)         (44,811)         (156,881)
 Mortality and expense risk
  charges                        (2,114,454)          (600,893)        (322,298)       (1,004,558)
                               ------------       ------------      -----------      ------------
  Total expenses                 (2,414,355)          (687,667)        (367,109)       (1,161,439)
                               ------------       ------------      -----------      ------------
  Net investment income
   (loss)                        (1,803,674)         3,586,601           67,634          (396,125)
                               ------------       ------------      -----------      ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions          (3,890,482)          (768,469)      (1,815,110)       (5,264,221)
 Net realized gain on
  distributions                   6,508,648                 --          541,194         4,401,663
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (89,119,583)       (15,322,237)      (8,596,589)      (61,310,860)
                               ------------       ------------      -----------      ------------
  Net gain (loss) on
   investments                  (86,501,417)       (16,090,706)      (9,870,505)      (62,173,418)
                               ------------       ------------      -----------      ------------
  Net increase (decrease) in
   net assets resulting from
   operations                  $(88,305,091)      $(12,504,105)     $(9,802,871)     $(62,569,543)
                               ============       ============      ===========      ============

                                      HARTFORD           HARTFORD           HARTFORD
                                   INTERNATIONAL       INTERNATIONAL         MID CAP
                                   SMALL COMPANY       OPPORTUNITIES         GROWTH
                                      HLS FUND           HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $508,973         $3,511,468            $12,663
                                    ------------       ------------        -----------
EXPENSES:
 Administrative charges                  (85,351)          (298,978)                --
 Mortality and expense risk
  charges                               (625,083)        (2,141,686)           (58,602)
                                    ------------       ------------        -----------
  Total expenses                        (710,434)        (2,440,664)           (58,602)
                                    ------------       ------------        -----------
  Net investment income
   (loss)                               (201,461)         1,070,804            (45,939)
                                    ------------       ------------        -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (2,688,949)        (4,219,884)          (876,988)
 Net realized gain on
  distributions                        1,347,264          6,829,847             61,143
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (21,867,363)       (87,213,218)        (1,259,899)
                                    ------------       ------------        -----------
  Net gain (loss) on
   investments                       (23,209,048)       (84,603,255)        (2,075,744)
                                    ------------       ------------        -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(23,410,509)      $(83,532,451)       $(2,121,683)
                                    ============       ============        ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                     MONEY MARKET           SMALL CAP VALUE
                                       HLS FUND                HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,133,768                $32,040
                                     -------------            -----------
EXPENSES:
 Administrative charges                   (553,414)                    --
 Mortality and expense risk
  charges                               (3,884,225)               (19,424)
                                     -------------            -----------
  Total expenses                        (4,437,639)               (19,424)
                                     -------------            -----------
  Net investment income (loss)             696,129                 12,616
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --               (158,257)
 Net realized gain on
  distributions                                 --                 12,100
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --               (466,647)
                                     -------------            -----------
  Net gain (loss) on
   investments                                  --               (612,804)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $696,129              $(600,188)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                HARTFORD
                                       HARTFORD                  HARTFORD             HARTFORD              U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH           STOCK                   SECURITIES
                                       HLS FUND                  HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $65,446                  $161,213             $924,741               $27,482,492
                                    --------------            --------------       --------------            --------------
EXPENSES:
 Administrative charges                         --                   (72,824)             (90,929)                 (675,006)
 Mortality and expense risk
  charges                                 (899,559)                 (528,207)            (640,312)               (4,652,312)
                                    --------------            --------------       --------------            --------------
  Total expenses                          (899,559)                 (601,031)            (731,241)               (5,327,318)
                                    --------------            --------------       --------------            --------------
  Net investment income
   (loss)                                 (834,113)                 (439,818)             193,500                22,155,174
                                    --------------            --------------       --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (911,622)                 (813,322)          (1,564,093)               (1,994,036)
 Net realized gain on
  distributions                            212,862                   275,791              289,002                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (27,440,066)              (15,715,662)         (23,803,451)              (28,309,194)
                                    --------------            --------------       --------------            --------------
  Net gain (loss) on
   investments                         (28,138,826)              (16,253,193)         (25,078,542)              (30,303,230)
                                    --------------            --------------       --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(28,972,939)             $(16,693,011)        $(24,885,042)              $(8,148,056)
                                    ==============            ==============       ==============            ==============

                                                       HARTFORD             HARTFORD
                                  HARTFORD              VALUE                EQUITY
                                   VALUE            OPPORTUNITIES            INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,643,092             $726,607           $1,157,330
                               --------------       --------------       --------------
EXPENSES:
 Administrative charges              (154,411)             (84,301)             (69,040)
 Mortality and expense risk
  charges                          (1,047,442)            (586,069)            (393,731)
                               --------------       --------------       --------------
  Total expenses                   (1,201,853)            (670,370)            (462,771)
                               --------------       --------------       --------------
  Net investment income
   (loss)                             441,239               56,237              694,559
                               --------------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (780,464)          (8,724,853)            (528,007)
 Net realized gain on
  distributions                     5,276,857              270,787            2,198,600
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (38,461,192)         (13,403,458)         (14,418,211)
                               --------------       --------------       --------------
  Net gain (loss) on
   investments                    (33,964,799)         (21,857,524)         (12,747,618)
                               --------------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(33,523,560)        $(21,801,287)        $(12,053,059)
                               ==============       ==============       ==============

(b) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS       AMERICAN FUNDS
                                       BOND             GLOBAL GROWTH
                                     HLS FUND             HLS FUND
                                  SUB-ACCOUNT (J)      SUB-ACCOUNT (J)
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                               (2,351)                (442)
                                     ---------            ---------
  Total expenses                        (2,351)                (442)
                                     ---------            ---------
  Net investment income (loss)          (2,351)                (442)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (135)                  (3)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (16,079)             (39,151)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (16,214)             (39,154)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(18,565)            $(39,596)
                                     =========            =========

(j)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS
                                  GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                 CAPITALIZATION            GROWTH             GROWTH-INCOME         INTERNATIONAL
                                    HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT (J)       SUB-ACCOUNT (J)       SUB-ACCOUNT (J)       SUB-ACCOUNT (J)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $8,435               $4,639                   $ --
                                    ---------            -----------            ---------            -----------
EXPENSES:
 Administrative charges                    --                     --                   --                     --
 Mortality and expense risk
  charges                                (462)                (1,855)                (916)                (1,684)
                                    ---------            -----------            ---------            -----------
  Total expenses                         (462)                (1,855)                (916)                (1,684)
                                    ---------            -----------            ---------            -----------
  Net investment income
   (loss)                                (462)                 6,580                3,723                 (1,684)
                                    ---------            -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (170)                  (203)              (5,414)                   (74)
 Net realized gain on
  distributions                            --                     --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (53,247)              (160,240)             (65,415)              (105,294)
                                    ---------            -----------            ---------            -----------
  Net gain (loss) on
   investments                        (53,417)              (160,443)             (70,829)              (105,368)
                                    ---------            -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(53,879)             $(153,863)            $(67,106)             $(107,052)
                                    =========            ===========            =========            ===========


                                LORD ABBETT               LORD ABBETT              LORD ABBETT
                                 ALL VALUE              AMERICA'S VALUE                BOND
                                 PORTFOLIO                 PORTFOLIO              DEBENTURE FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $189,040               $1,122,151                $5,364,665
                               --------------            -------------            --------------
EXPENSES:
 Administrative charges               (69,413)                 (56,640)                 (163,853)
 Mortality and expense risk
  charges                            (403,457)                (277,068)               (1,036,384)
                               --------------            -------------            --------------
  Total expenses                     (472,870)                (333,708)               (1,200,237)
                               --------------            -------------            --------------
  Net investment income
   (loss)                            (283,830)                 788,443                 4,164,428
                               --------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (638,524)                (658,923)               (1,248,086)
 Net realized gain on
  distributions                       216,515                  673,501                   203,786
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (11,290,371)              (9,681,749)              (20,296,603)
                               --------------            -------------            --------------
  Net gain (loss) on
   investments                    (11,712,380)              (9,667,171)              (21,340,903)
                               --------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(11,996,210)             $(8,878,728)             $(17,176,475)
                               ==============            =============            ==============

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  LORD ABBETT
                                  GROWTH AND           LORD ABBETT
                                    INCOME              LARGE CAP
                                   PORTFOLIO            CORE FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $4,236,573            $170,832
                                ---------------       -------------
EXPENSES:
 Administrative charges                (551,192)            (31,434)
 Mortality and expense risk
  charges                            (3,398,110)           (189,159)
                                ---------------       -------------
  Total expenses                     (3,949,302)           (220,593)
                                ---------------       -------------
  Net investment income (loss)          287,271             (49,761)
                                ---------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (5,287,952)           (188,924)
 Net realized gain on
  distributions                         991,812             110,033
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (122,312,385)         (5,936,300)
                                ---------------       -------------
  Net gain (loss) on
   investments                     (126,608,525)         (6,015,191)
                                ---------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(126,321,254)        $(6,064,952)
                                ===============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 MFS INVESTORS
                                 MFS CORE                MFS GROWTH                 GROWTH                MFS INVESTORS
                               EQUITY SERIES               SERIES                STOCK SERIES             TRUST SERIES
                                SUB-ACCOUNT            SUB-ACCOUNT (C)            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $53,803                  $20,734                  $34,777                 $160,181
                               -------------            -------------            -------------            -------------
EXPENSES:
 Administrative charges               (9,473)                 (11,768)                  (8,002)                 (23,675)
 Mortality and expense risk
  charges                           (112,990)                (162,331)                (103,090)                (339,415)
                               -------------            -------------            -------------            -------------
  Total expenses                    (122,463)                (174,099)                (111,092)                (363,090)
                               -------------            -------------            -------------            -------------
  Net investment income
   (loss)                            (68,660)                (153,365)                 (76,315)                (202,909)
                               -------------            -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (265,451)                  37,082                   76,560                   44,453
 Net realized gain on
  distributions                           --                       --                  284,214                1,322,597
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,878,743)              (4,021,797)              (2,860,677)              (8,469,272)
                               -------------            -------------            -------------            -------------
  Net gain (loss) on
   investments                    (3,144,194)              (3,984,715)              (2,499,903)              (7,102,222)
                               -------------            -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(3,212,854)             $(4,138,080)             $(2,576,218)             $(7,305,131)
                               =============            =============            =============            =============

                                                                              VAN KAMPEN --
                                                                             UIF EQUITY AND
                                 MFS TOTAL               MFS VALUE               INCOME
                               RETURN SERIES              SERIES                PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT (J)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $5,951,918                 $ --                 $533,025
                               --------------            ---------            -------------
EXPENSES:
 Administrative charges              (243,747)                  --                  (32,051)
 Mortality and expense risk
  charges                          (3,271,851)                (837)                (403,162)
                               --------------            ---------            -------------
  Total expenses                   (3,515,598)                (837)                (435,213)
                               --------------            ---------            -------------
  Net investment income
   (loss)                           2,436,320                 (837)                  97,812
                               --------------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,047,934)                (343)                 (22,235)
 Net realized gain on
  distributions                    11,788,876                   --                  717,383
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (61,422,037)             (34,572)              (6,774,999)
                               --------------            ---------            -------------
  Net gain (loss) on
   investments                    (50,681,095)             (34,915)              (6,079,851)
                               --------------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(48,244,775)            $(35,752)             $(5,982,039)
                               ==============            =========            =============

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN --             VAN KAMPEN --
                                     UIF CORE PLUS             UIF EMERGING
                                      FIXED INCOME             MARKETS DEBT
                                       PORTFOLIO                 PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,676,955                 $740,699
                                     --------------            -------------
EXPENSES:
 Administrative charges                    (154,892)                 (12,536)
 Mortality and expense risk
  charges                                (2,029,695)                (181,738)
                                     --------------            -------------
  Total expenses                         (2,184,587)                (194,274)
                                     --------------            -------------
  Net investment income (loss)            3,492,368                  546,425
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,545,936)                (281,179)
 Net realized gain on
  distributions                                  --                  427,519
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,793,460)              (2,496,969)
                                     --------------            -------------
  Net gain (loss) on
   investments                          (19,339,396)              (2,350,629)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(15,847,028)             $(1,804,204)
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                      VAN KAMPEN --             VAN KAMPEN --
                                     UIF EMERGING             VAN KAMPEN --             UIF MID CAP                 UIF U.S.
                                    MARKETS EQUITY           UIF HIGH YIELD                GROWTH                MID CAP VALUE
                                      PORTFOLIO                 PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --               $1,693,031                  $231,238                  $659,597
                                    --------------            -------------            --------------            --------------
EXPENSES:
 Administrative charges                   (166,539)                 (24,548)                  (63,581)                 (115,956)
 Mortality and expense risk
  charges                               (1,365,705)                (314,291)                 (427,453)               (1,261,113)
                                    --------------            -------------            --------------            --------------
  Total expenses                        (1,532,244)                (338,839)                 (491,034)               (1,377,069)
                                    --------------            -------------            --------------            --------------
  Net investment income
   (loss)                               (1,532,244)               1,354,192                  (259,796)                 (717,472)
                                    --------------            -------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,481,557)              (1,141,828)               (1,193,327)                 (696,368)
 Net realized gain on
  distributions                         27,628,437                       --                 8,817,600                24,968,089
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (92,873,220)              (5,011,349)              (27,715,279)              (63,450,883)
                                    --------------            -------------            --------------            --------------
  Net gain (loss) on
   investments                         (68,726,340)              (6,153,177)              (20,091,006)              (39,179,162)
                                    --------------            -------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(70,258,584)             $(4,798,985)             $(20,350,802)             $(39,896,634)
                                    ==============            =============            ==============            ==============

                                                                                      MORGAN STANLEY --
                                  MORGAN STANLEY --         MORGAN STANLEY --              CAPITAL
                                     FOCUS GROWTH                BALANCED               OPPORTUNITIES
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT (D)             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $354,682                  $388,966                      $ --
                                    --------------            --------------            --------------
EXPENSES:
 Administrative charges                   (159,313)                  (72,005)                  (29,208)
 Mortality and expense risk
  charges                               (1,446,943)                 (708,605)                 (306,772)
                                    --------------            --------------            --------------
  Total expenses                        (1,606,256)                 (780,610)                 (335,980)
                                    --------------            --------------            --------------
  Net investment income
   (loss)                               (1,251,574)                 (391,644)                 (335,980)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,564,496                   338,836                   (85,734)
 Net realized gain on
  distributions                                 --                 6,140,732                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (67,594,223)              (19,161,899)              (11,681,479)
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         (66,029,727)              (12,682,331)              (11,767,213)
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(67,281,301)             $(13,073,975)             $(12,103,193)
                                    ==============            ==============            ==============

(d) Formerly Balanced Growth. Change effective March 8, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   MORGAN STANLEY --
                                        MID CAP              MORGAN STANLEY --
                                         GROWTH               FLEXIBLE INCOME
                                       PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT (E)             SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $217,838                 $804,442
                                     --------------            -------------
EXPENSES:
 Administrative charges                     (47,967)                 (51,781)
 Mortality and expense risk
  charges                                  (453,365)                (538,451)
                                     --------------            -------------
  Total expenses                           (501,332)                (590,232)
                                     --------------            -------------
  Net investment income (loss)             (283,494)                 214,210
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,066,049               (3,003,365)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (21,511,916)              (6,338,699)
                                     --------------            -------------
  Net gain (loss) on
   investments                          (19,445,867)              (9,342,064)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(19,729,361)             $(9,127,854)
                                     ==============            =============

(e)  Formerly Developing Growth. Change effective May 1, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                   MORGAN STANLEY --
                                       DIVIDEND             MORGAN STANLEY --              CAPITAL              MORGAN STANLEY --
                                        GROWTH                GLOBAL EQUITY                 GROWTH                MONEY MARKET
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (F)             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $589,765                  $368,387                   $46,160               $3,239,970
                                    --------------            --------------            --------------            -------------
EXPENSES:
 Administrative charges                   (201,261)                  (57,769)                  (43,257)                (211,294)
 Mortality and expense risk
  charges                               (1,869,627)                 (529,760)                 (554,569)              (2,779,471)
                                    --------------            --------------            --------------            -------------
  Total expenses                        (2,070,888)                 (587,529)                 (597,826)              (2,990,765)
                                    --------------            --------------            --------------            -------------
  Net investment income
   (loss)                               (1,481,123)                 (219,142)                 (551,666)                 249,205
                                    --------------            --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,171,444                   602,301                 1,399,981                       --
 Net realized gain on
  distributions                                 --                 2,552,397                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (62,142,214)              (26,236,006)              (21,418,591)                      --
                                    --------------            --------------            --------------            -------------
  Net gain (loss) on
   investments                         (58,970,770)              (23,081,308)              (20,018,610)                      --
                                    --------------            --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(60,451,893)             $(23,300,450)             $(20,570,276)                $249,205
                                    ==============            ==============            ==============            =============

                                  MORGAN STANLEY --         MORGAN STANLEY --           VAN KAMPEN --
                                        GLOBAL               EQUALLY WEIGHTED             UIF SMALL
                                    INFRASTRUCTURE               S&P 500               COMPANY GROWTH
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                   SUB-ACCOUNT (G)             SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $282,963                $2,263,658                     $ --
                                    --------------            --------------            -------------
EXPENSES:
 Administrative charges                    (71,274)                 (164,347)                      --
 Mortality and expense risk
  charges                                 (661,360)               (1,907,164)                (275,445)
                                    --------------            --------------            -------------
  Total expenses                          (732,634)               (2,071,511)                (275,445)
                                    --------------            --------------            -------------
  Net investment income
   (loss)                                 (449,671)                  192,147                 (275,445)
                                    --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,069,582                   608,120                 (300,143)
 Net realized gain on
  distributions                                 --                27,691,213                1,399,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (22,568,716)              (86,078,258)              (7,752,046)
                                    --------------            --------------            -------------
  Net gain (loss) on
   investments                         (18,499,134)              (57,778,925)              (6,652,239)
                                    --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(18,948,805)             $(57,586,778)             $(6,927,684)
                                    ==============            ==============            =============

(f)  Formerly Growth. Change effective May 1, 2008.

(g)  Formerly Utilities. Change effective November 3, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN --
                                       UIF GLOBAL
                                       FRANCHISE                OPPENHEIMER
                                       PORTFOLIO                MIDCAP FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $543,528                     $ --
                                     --------------            -------------
EXPENSES:
 Administrative charges                     (37,089)                  (9,692)
 Mortality and expense risk
  charges                                  (596,656)                 (67,200)
                                     --------------            -------------
  Total expenses                           (633,745)                 (76,892)
                                     --------------            -------------
  Net investment income (loss)              (90,217)                 (76,892)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (947,419)                (170,234)
 Net realized gain on
  distributions                           1,943,507                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,934,544)              (2,788,956)
                                     --------------            -------------
  Net gain (loss) on
   investments                          (10,938,456)              (2,959,190)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(11,028,673)             $(3,036,082)
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     OPPENHEIMER           OPPENHEIMER                                        OPPENHEIMER
                                       CAPITAL               GLOBAL                  OPPENHEIMER              MAIN STREET
                                  APPRECIATION FUND      SECURITIES FUND          MAIN STREET FUND           SMALL CAP FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --            $4,074,504                 $218,798                  $441,909
                                    --------------       ---------------            -------------            --------------
EXPENSES:
 Administrative charges                   (216,201)             (656,456)                 (33,673)                 (323,518)
 Mortality and expense risk
  charges                               (1,487,604)           (4,262,409)                (234,223)               (2,269,721)
                                    --------------       ---------------            -------------            --------------
  Total expenses                        (1,703,805)           (4,918,865)                (267,896)               (2,593,239)
                                    --------------       ---------------            -------------            --------------
  Net investment income
   (loss)                               (1,703,805)             (844,361)                 (49,098)               (2,151,330)
                                    --------------       ---------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (644,221)           (5,695,324)                (519,344)               (2,533,119)
 Net realized gain on
  distributions                                 --            21,848,595                1,150,050                 9,190,145
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,869,299)         (183,618,947)              (8,491,904)              (79,298,430)
                                    --------------       ---------------            -------------            --------------
  Net gain (loss) on
   investments                         (61,513,520)         (167,465,676)              (7,861,198)              (72,641,404)
                                    --------------       ---------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(63,217,325)        $(168,310,037)             $(7,910,296)             $(74,792,734)
                                    ==============       ===============            =============            ==============

                                 PUTNAM VT            PUTNAM VT           PUTNAM VT
                                DIVERSIFIED         GLOBAL ASSET         GROWTH AND
                                   INCOME            ALLOCATION            INCOME
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $4,058,774            $651,247            $189,360
                               --------------       -------------       -------------
EXPENSES:
 Administrative charges              (135,550)            (33,997)            (17,287)
 Mortality and expense risk
  charges                            (857,171)           (226,939)           (110,501)
                               --------------       -------------       -------------
  Total expenses                     (992,721)           (260,936)           (127,788)
                               --------------       -------------       -------------
  Net investment income
   (loss)                           3,066,053             390,311              61,572
                               --------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,020,846)           (462,207)           (313,161)
 Net realized gain on
  distributions                            --                  --           1,628,210
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (26,222,741)         (6,575,203)         (5,600,235)
                               --------------       -------------       -------------
  Net gain (loss) on
   investments                    (27,243,587)         (7,037,410)         (4,285,186)
                               --------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(24,177,534)        $(6,647,099)        $(4,223,614)
                               ==============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL         PUTNAM VT
                                     GROWTH AND         INTERNATIONAL
                                       INCOME              EQUITY
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $27,242            $3,074,341
                                     -----------       ---------------
EXPENSES:
 Administrative charges                       --              (293,890)
 Mortality and expense risk
  charges                                (16,341)           (2,050,055)
                                     -----------       ---------------
  Total expenses                         (16,341)           (2,343,945)
                                     -----------       ---------------
  Net investment income (loss)            10,901               730,396
                                     -----------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (169,057)           (2,035,619)
 Net realized gain on
  distributions                          301,913            23,620,871
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (844,846)         (105,337,708)
                                     -----------       ---------------
  Net gain (loss) on
   investments                          (711,990)          (83,752,456)
                                     -----------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(701,089)         $(83,022,060)
                                     ===========       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           PUTNAM VT                 PUTNAM VT
                                 PUTNAM VT            PUTNAM VT            SMALL CAP             THE GEORGE PUTNAM
                                 INVESTORS            NEW VALUE              VALUE                 FUND OF BOSTON
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $140,299             $440,488           $1,496,476                $1,117,723
                               --------------       --------------       --------------            --------------
EXPENSES:
 Administrative charges              (130,193)             (48,800)            (202,299)                  (43,925)
 Mortality and expense risk
  charges                            (864,907)            (250,472)          (1,416,348)                 (294,682)
                               --------------       --------------       --------------            --------------
  Total expenses                     (995,100)            (299,272)          (1,618,647)                 (338,607)
                               --------------       --------------       --------------            --------------
  Net investment income
   (loss)                            (854,801)             141,216             (122,171)                  779,116
                               --------------       --------------       --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (567,061)          (1,043,472)          (2,697,990)               (2,053,237)
 Net realized gain on
  distributions                            --            5,365,419           26,204,955                 2,180,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (31,627,764)         (18,934,952)         (71,589,209)              (10,996,803)
                               --------------       --------------       --------------            --------------
  Net gain (loss) on
   investments                    (32,194,825)         (14,613,005)         (48,082,244)              (10,869,564)
                               --------------       --------------       --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(33,049,626)        $(14,471,789)        $(48,204,415)             $(10,090,448)
                               ==============       ==============       ==============            ==============

                                                                           VAN KAMPEN LIT
                                 PUTNAM VT           PUTNAM VT               ENTERPRISE
                                   VISTA              VOYAGER                 PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $ --                  $78,652
                               -------------       -------------            -------------
EXPENSES:
 Administrative charges               (4,428)             (4,801)                 (12,319)
 Mortality and expense risk
  charges                            (28,869)            (35,521)                (125,144)
                               -------------       -------------            -------------
  Total expenses                     (33,297)            (40,322)                (137,463)
                               -------------       -------------            -------------
  Net investment income
   (loss)                            (33,297)            (40,322)                 (58,811)
                               -------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (164,425)            (83,173)                (737,229)
 Net realized gain on
  distributions                           --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,066,331)           (979,325)              (3,769,629)
                               -------------       -------------            -------------
  Net gain (loss) on
   investments                    (1,230,756)         (1,062,498)              (4,506,858)
                               -------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,264,053)        $(1,102,820)             $(4,565,669)
                               =============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN LIT
                                       GROWTH AND              VAN KAMPEN LIT
                                         INCOME                   COMSTOCK
                                       PORTFOLIO                  PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,777,436                 $5,061,917
                                     --------------            ---------------
EXPENSES:
 Administrative charges                    (328,865)                  (367,127)
 Mortality and expense risk
  charges                                (2,923,496)                (3,354,459)
                                     --------------            ---------------
  Total expenses                         (3,252,361)                (3,721,586)
                                     --------------            ---------------
  Net investment income (loss)              525,075                  1,340,331
                                     --------------            ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (629,783)                (7,437,739)
 Net realized gain on
  distributions                           7,221,227                 12,432,069
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (85,268,023)              (100,771,602)
                                     --------------            ---------------
  Net gain (loss) on
   investments                          (78,676,579)               (95,777,272)
                                     --------------            ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(78,151,504)              $(94,436,941)
                                     ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 VAN KAMPEN LIT      VAN KAMPEN LIT                            WELLS FARGO
                                     CAPITAL             MID CAP         VAN KAMPEN LIT       ADVANTAGE VT
                                     GROWTH              GROWTH            GOVERNMENT             ASSET
                                    PORTFOLIO           PORTFOLIO           PORTFOLIO        ALLOCATION FUND
                                 SUB-ACCOUNT (H)     SUB-ACCOUNT (I)       SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,303               $ --           $1,508,811            $14,089
                                   -----------          ---------          -----------          ---------
EXPENSES:
 Administrative charges                 (4,005)                --                   --             (1,162)
 Mortality and expense risk
  charges                              (61,028)           (18,531)            (703,861)           (10,144)
                                   -----------          ---------          -----------          ---------
  Total expenses                       (65,033)           (18,531)            (703,861)           (11,306)
                                   -----------          ---------          -----------          ---------
  Net investment income
   (loss)                              (58,730)           (18,531)             804,950              2,783
                                   -----------          ---------          -----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 57,946           (120,884)            (224,927)            (9,834)
 Net realized gain on
  distributions                             --            369,233                   --             47,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (1,959,181)          (789,015)            (888,355)          (245,669)
                                   -----------          ---------          -----------          ---------
  Net gain (loss) on
   investments                      (1,901,235)          (540,666)          (1,113,282)          (208,320)
                                   -----------          ---------          -----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(1,959,965)         $(559,197)           $(308,332)         $(205,537)
                                   ===========          =========          ===========          =========

                                   WELLS FARGO          WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                  TOTAL RETURN            EQUITY            C&B LARGE CAP
                                    BOND FUND           INCOME FUND          VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $51,491               $5,291              $26,490
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                (2,127)                (573)              (3,375)
 Mortality and expense risk
  charges                             (16,850)              (5,371)             (21,047)
                                    ---------            ---------            ---------
  Total expenses                      (18,977)              (5,944)             (24,422)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              32,514                 (653)               2,068
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (9,882)             (20,172)             (48,340)
 Net realized gain on
  distributions                            --               43,756                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (16,296)            (157,586)            (691,280)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                        (26,178)            (134,002)            (739,620)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,336            $(134,655)           $(737,552)
                                    =========            =========            =========

(h) Formerly Strategic Growth. Change effective April 30, 2008.

(i)  Formerly Aggressive Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT
                                   LARGE COMPANY         INTERNATIONAL
                                     CORE FUND             CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $453                 $5,403
                                     ---------            -----------
EXPENSES:
 Administrative charges                    (76)                  (491)
 Mortality and expense risk
  charges                                 (679)                (4,302)
                                     ---------            -----------
  Total expenses                          (755)                (4,793)
                                     ---------            -----------
  Net investment income (loss)            (302)                   610
                                     ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (536)                (1,102)
 Net realized gain on
  distributions                             --                 56,387
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,462)              (196,016)
                                     ---------            -----------
  Net gain (loss) on
   investments                         (17,998)              (140,731)
                                     ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(18,300)             $(140,121)
                                     =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                    LARGE COMPANY              MONEY                SMALL CAP
                                     GROWTH FUND            MARKET FUND            GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $11,483              $79,438                     $ --
                                    -------------            ---------            -------------
EXPENSES:
 Administrative charges                    (8,332)              (7,493)                  (5,726)
 Mortality and expense risk
  charges                                 (59,902)             (57,412)                 (39,664)
                                    -------------            ---------            -------------
  Total expenses                          (68,234)             (64,905)                 (45,390)
                                    -------------            ---------            -------------
  Net investment income
   (loss)                                 (56,751)              14,533                  (45,390)
                                    -------------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (107,774)                  --                  (42,010)
 Net realized gain on
  distributions                                --                   --                  827,159
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,874,032)                  --               (2,254,534)
                                    -------------            ---------            -------------
  Net gain (loss) on
   investments                         (1,981,806)                  --               (1,469,385)
                                    -------------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,038,557)             $14,533              $(1,514,775)
                                    =============            =========            =============

                                                          WELLS FARGO
                                    WELLS FARGO          ADVANTAGE VT           WELLS FARGO
                                   ADVANTAGE VT          SMALL/MID CAP         ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --                $14,030
                                    -----------            ---------            -----------
EXPENSES:
 Administrative charges                      --                   --                     --
 Mortality and expense risk
  charges                                (4,484)              (2,568)               (10,147)
                                    -----------            ---------            -----------
  Total expenses                         (4,484)              (2,568)               (10,147)
                                    -----------            ---------            -----------
  Net investment income
   (loss)                                (4,484)              (2,568)                 3,883
                                    -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (7,112)             (26,721)                (5,269)
 Net realized gain on
  distributions                              --               25,500                165,598
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (156,581)             (77,984)              (519,237)
                                    -----------            ---------            -----------
  Net gain (loss) on
   investments                         (163,693)             (79,205)              (358,908)
                                    -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(168,177)            $(81,773)             $(355,025)
                                    ===========            =========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,786,362                 $(104,278)
 Net realized gain (loss) on
  security transactions                    (974,048)               (2,093,526)
 Net realized gain on
  distributions                           2,777,227                   715,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (44,275,456)               (3,589,386)
                                     --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (40,685,915)               (5,071,198)
                                     --------------             -------------
UNIT TRANSACTIONS:
 Purchases                               11,768,437                   696,091
 Net transfers                           17,394,945                (1,065,134)
 Surrenders for benefit
  payments and fees                      (7,144,079)                 (518,191)
 Net annuity transactions                        --                        --
                                     --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      22,019,303                  (887,234)
                                     --------------             -------------
 Net increase (decrease) in
  net assets                            (18,666,612)               (5,958,432)
NET ASSETS:
 Beginning of year                      111,082,831                 8,759,657
                                     --------------             -------------
 End of year                            $92,416,219                $2,801,225
                                     ==============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS                            ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL            SMALL/MID CAP        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                   VALUE PORTFOLIO          VALUE PORTFOLIO          VALUE PORTFOLIO        GROWTH PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(2,018,060)               $(378,751)                $688,449               $(168,880)
 Net realized gain (loss) on
  security transactions               (4,654,479)              (1,372,102)              (1,829,739)               (324,300)
 Net realized gain on
  distributions                       19,486,207                3,630,747                7,169,324                 173,595
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (226,137,375)             (16,195,453)             (76,415,826)             (7,657,855)
                                    ------------             ------------             ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (213,323,707)             (14,315,559)             (70,387,792)             (7,977,440)
                                    ------------             ------------             ------------             -----------
UNIT TRANSACTIONS:
 Purchases                            18,797,995                1,482,929                8,829,276               2,504,745
 Net transfers                        34,314,878                 (734,528)              26,259,644              15,218,990
 Surrenders for benefit
  payments and fees                  (20,329,820)              (2,254,442)              (9,107,053)               (426,648)
 Net annuity transactions                (20,880)                 (14,177)                 (16,332)                     --
                                    ------------             ------------             ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   32,762,173               (1,520,218)              25,965,535              17,297,087
                                    ------------             ------------             ------------             -----------
 Net increase (decrease) in
  net assets                        (180,561,534)             (15,835,777)             (44,422,257)              9,319,647
NET ASSETS:
 Beginning of year                   373,615,871               39,192,458              142,655,384               1,658,536
                                    ------------             ------------             ------------             -----------
 End of year                        $193,054,337              $23,356,681              $98,233,127             $10,978,183
                                    ============             ============             ============             ===========

                                    AIM V.I.          AMERICAN FUNDS
                                 INTERNATIONAL            GLOBAL         AMERICAN FUNDS
                                  GROWTH FUND          GROWTH FUND        GROWTH FUND
                                SUB-ACCOUNT (A)        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $637             $(175,400)       $(4,555,061)
 Net realized gain (loss) on
  security transactions                  (121)            1,491,112          5,930,192
 Net realized gain on
  distributions                         3,148             5,892,129         44,179,454
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (27,144)          (38,838,340)      (253,140,284)
                                   ----------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (23,480)          (31,630,499)      (207,585,699)
                                   ----------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                             70,402             1,431,324          3,623,051
 Net transfers                        145,814            (3,427,299)       (21,401,232)
 Surrenders for benefit
  payments and fees                    (1,295)          (10,042,850)       (44,193,211)
 Net annuity transactions                  --               (15,670)            (9,440)
                                   ----------          ------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   214,921           (12,054,495)       (61,980,832)
                                   ----------          ------------      -------------
 Net increase (decrease) in
  net assets                          191,441           (43,684,994)      (269,566,531)
NET ASSETS:
 Beginning of year                         --            86,656,043        504,644,019
                                   ----------          ------------      -------------
 End of year                         $191,441           $42,971,049       $235,077,488
                                   ==========          ============      =============

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                     AMERICAN FUNDS             AMERICAN FUNDS
                                   GROWTH-INCOME FUND         INTERNATIONAL FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,103,788)                 $(244,461)
 Net realized gain (loss) on
  security transactions                    5,019,910                 (1,945,055)
 Net realized gain on
  distributions                           23,524,531                 21,743,282
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (188,839,133)              (103,409,871)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (161,398,480)               (83,856,105)
                                     ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                 1,927,989                  2,119,721
 Net transfers                           (29,440,025)                (9,226,196)
 Surrenders for benefit
  payments and fees                      (42,020,420)               (17,133,865)
 Net annuity transactions                    (30,946)                    (5,944)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (69,563,402)               (24,246,284)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets                            (230,961,882)              (108,102,389)
NET ASSETS:
 Beginning of year                       457,173,530                208,173,363
                                     ---------------            ---------------
 End of year                            $226,211,648               $100,070,974
                                     ===============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                    GLOBAL SMALL         FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                 CAPITALIZATION FUND     EQUITY-INCOME           GROWTH            CONTRAFUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(884,623)          $1,085,057           $(584,619)         $(4,300,476)
 Net realized gain (loss) on
  security transactions                   (267,037)          (1,120,333)         (1,473,774)          (8,718,035)
 Net realized gain on
  distributions                          6,439,564              129,870                  --           16,751,238
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (37,234,631)         (71,824,715)        (30,593,266)        (334,966,965)
                                   ---------------      ---------------      --------------      ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (31,946,727)         (71,730,121)        (32,651,659)        (331,234,238)
                                   ---------------      ---------------      --------------      ---------------
UNIT TRANSACTIONS:
 Purchases                                 797,715            8,804,769           3,336,857           45,301,187
 Net transfers                          (5,095,731)          18,272,190          (3,314,762)          57,015,069
 Surrenders for benefit
  payments and fees                     (4,875,759)          (8,691,736)         (3,126,308)         (36,162,983)
 Net annuity transactions                       --               (1,556)             (6,040)             (20,976)
                                   ---------------      ---------------      --------------      ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,173,775)          18,383,667          (3,110,253)          66,132,297
                                   ---------------      ---------------      --------------      ---------------
 Net increase (decrease) in
  net assets                           (41,120,502)         (53,346,454)        (35,761,912)        (265,101,941)
NET ASSETS:
 Beginning of year                      65,484,692          146,575,444          69,744,247          693,801,805
                                   ---------------      ---------------      --------------      ---------------
 End of year                           $24,364,190          $93,228,990         $33,982,335         $428,699,864
                                   ===============      ===============      ==============      ===============

                                                                            FIDELITY VIP
                                                     FIDELITY VIP         DYNAMIC CAPITAL
                                FIDELITY VIP            VALUE               APPRECIATION
                                   MID CAP            STRATEGIES             PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,853,876)          $(141,746)              $(8,428)
 Net realized gain (loss) on
  security transactions             (2,402,370)           (949,889)              (53,630)
 Net realized gain on
  distributions                     22,557,892           2,674,424                 2,987
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (86,217,743)         (9,703,170)             (475,806)
                               ---------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (67,916,097)         (8,120,381)             (534,877)
                               ---------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                           7,114,477             635,312               104,991
 Net transfers                       3,279,811          (2,013,010)            1,338,495
 Surrenders for benefit
  payments and fees                 (8,070,226)           (602,742)              (31,158)
 Net annuity transactions              (26,984)                 --                    --
                               ---------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  2,297,078          (1,980,440)            1,412,328
                               ---------------      --------------          ------------
 Net increase (decrease) in
  net assets                       (65,619,019)        (10,100,821)              877,451
NET ASSETS:
 Beginning of year                 162,830,523          17,213,019               102,512
                               ---------------      --------------          ------------
 End of year                       $97,211,504          $7,112,198              $979,963
                               ===============      ==============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                FRANKLIN
                                       FRANKLIN              SMALL-MID CAP
                                        INCOME                   GROWTH
                                   SECURITIES FUND          SECURITIES FUND
                                   SUB-ACCOUNT (A)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,242)                $(801,286)
 Net realized gain (loss) on
  security transactions                      (317)                  319,580
 Net realized gain on
  distributions                             1,062                 5,410,223
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (137,100)              (26,827,632)
                                     ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (137,597)              (21,899,115)
                                     ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                949,618                   188,284
 Net transfers                            699,550                (3,044,750)
 Surrenders for benefit
  payments and fees                        (7,150)               (7,728,032)
 Net annuity transactions                      --                      (575)
                                     ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,642,018               (10,585,073)
                                     ------------            --------------
 Net increase (decrease) in
  net assets                            1,504,421               (32,484,188)
NET ASSETS:
 Beginning of year                             --                58,291,766
                                     ------------            --------------
 End of year                           $1,504,421               $25,807,578
                                     ============            ==============

(a)  From inception February 29, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                FRANKLIN                                           TEMPLETON
                                    SMALL CAP               STRATEGIC                  FRANKLIN                 DEVELOPING
                                      VALUE                   INCOME                MUTUAL SHARES                MARKETS
                                 SECURITIES FUND         SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT (J)           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(213)               $5,497,626                $1,337,355                  $297,367
 Net realized gain (loss) on
  security transactions                    (73)                 (759,848)                3,709,448                   429,877
 Net realized gain on
  distributions                            214                   264,014                 5,580,144                 5,589,049
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (16,309)              (19,351,774)              (72,186,526)              (26,064,129)
                                    ----------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,381)              (14,349,982)              (61,559,579)              (19,747,836)
                                    ----------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              41,705                   861,009                 1,525,945                   382,407
 Net transfers                          81,909                 6,569,920               (14,529,617)               (3,507,518)
 Surrenders for benefit
  payments and fees                       (579)              (16,434,617)              (16,397,147)               (2,894,829)
 Net annuity transactions                   --                    29,378                   266,173                        --
                                    ----------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    123,035                (8,974,310)              (29,134,646)               (6,019,940)
                                    ----------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           106,654               (23,324,292)              (90,694,225)              (25,767,776)
NET ASSETS:
 Beginning of year                          --               119,088,892               180,082,419                41,261,799
                                    ----------            --------------            --------------            --------------
 End of year                          $106,654               $95,764,600               $89,388,194               $15,494,023
                                    ==========            ==============            ==============            ==============


                                      TEMPLETON                                      TEMPLETON
                                        GROWTH             MUTUAL DISCOVERY        GLOBAL INCOME
                                   SECURITIES FUND          SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(69,306)                 $225                $(1,139)
 Net realized gain (loss) on
  security transactions                    223,647                   (23)                  (128)
 Net realized gain on
  distributions                          3,210,546                   575                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (28,110,276)               (8,101)                17,889
                                    --------------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (24,745,389)               (7,324)                16,622
                                    --------------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                 683,252                43,544                155,960
 Net transfers                          (4,389,229)                2,165                297,605
 Surrenders for benefit
  payments and fees                     (4,641,410)                  (10)                (1,889)
 Net annuity transactions                  (12,252)                   --                     --
                                    --------------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,359,639)               45,699                451,676
                                    --------------             ---------             ----------
 Net increase (decrease) in
  net assets                           (33,105,028)               38,375                468,298
NET ASSETS:
 Beginning of year                      62,687,989                    --                     --
                                    --------------             ---------             ----------
 End of year                           $29,582,961               $38,375               $468,298
                                    ==============             =========             ==========

(a)  From inception February 29, 2008 to December 31, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                      HARTFORD
                                             HARTFORD                 LARGECAP
                                             ADVISERS                  GROWTH
                                             HLS FUND                 HLS FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $639,405                  $2,958
 Net realized gain (loss) on security
  transactions                                (1,124,558)                (95,536)
 Net realized gain on distributions              283,471                  96,447
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,884,276)               (451,908)
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                  (17,085,958)               (448,039)
                                          --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     2,301,305                 226,423
 Net transfers                                   172,259               1,475,555
 Surrenders for benefit payments and
  fees                                        (3,105,908)                (26,873)
 Net annuity transactions                         (3,220)                     --
                                          --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (635,564)              1,675,105
                                          --------------            ------------
 Net increase (decrease) in net assets       (17,721,522)              1,227,066
NET ASSETS:
 Beginning of year                            51,021,511                  97,329
                                          --------------            ------------
 End of year                                 $33,299,989              $1,324,395
                                          ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD             HARTFORD             HARTFORD
                                   TOTAL                    CAPITAL             DIVIDEND            FUNDAMENTAL
                                RETURN BOND              APPRECIATION          AND GROWTH             GROWTH
                                  HLS FUND                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $32,369,539                 $206,867            $4,412,298            $(78,077)
 Net realized gain (loss) on
  security transactions            (4,323,197)                   5,169            (6,067,242)           (674,013)
 Net realized gain on
  distributions                            --                   15,801            11,449,211             762,632
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (90,497,267)                (617,194)         (217,344,815)         (3,578,000)
                               --------------            -------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (62,450,925)                (389,357)         (207,550,548)         (3,567,458)
                               --------------            -------------       ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                         37,994,368                1,815,176            34,685,510             683,361
 Net transfers                     21,853,404                8,591,199            61,130,060           3,840,952
 Surrenders for benefit
  payments and fees               (47,630,822)                 (97,691)          (31,928,923)           (371,705)
 Net annuity transactions             (46,791)                      --               (19,791)                 --
                               --------------            -------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                12,170,159               10,308,684            63,866,856           4,152,608
                               --------------            -------------       ---------------       -------------
 Net increase (decrease) in
  net assets                      (50,280,766)               9,919,327          (143,683,692)            585,150
NET ASSETS:
 Beginning of year                632,383,450                       --           553,444,813           4,006,844
                               --------------            -------------       ---------------       -------------
 End of year                     $582,102,684               $9,919,327          $409,761,121          $4,591,994
                               ==============            =============       ===============       =============

                                 HARTFORD
                                  GLOBAL                 HARTFORD           HARTFORD
                                 ADVISERS             GLOBAL EQUITY      GLOBAL GROWTH
                                 HLS FUND                HLS FUND           HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT (A)      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $439,039                  $830            $(246,032)
 Net realized gain (loss) on
  security transactions             (610,121)                  157           (2,277,544)
 Net realized gain on
  distributions                      274,603                    --            1,017,818
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (5,781,482)              (62,334)         (14,059,512)
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (5,677,961)              (61,347)         (15,565,270)
                               -------------            ----------       --------------
UNIT TRANSACTIONS:
 Purchases                         1,735,867                    50            2,301,719
 Net transfers                     3,419,185               365,026           (3,088,691)
 Surrenders for benefit
  payments and fees                 (733,935)               (5,363)          (1,148,005)
 Net annuity transactions                 --                    --                   --
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,421,117               359,713           (1,934,977)
                               -------------            ----------       --------------
 Net increase (decrease) in
  net assets                      (1,256,844)              298,366          (17,500,247)
NET ASSETS:
 Beginning of year                12,257,247                    --           29,568,718
                               -------------            ----------       --------------
 End of year                     $11,000,403              $298,366          $12,068,471
                               =============            ==========       ==============

(a)  From inception February 29, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   HARTFORD
                                  DISCIPLINED            HARTFORD
                                    EQUITY                GROWTH
                                   HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,059,734)           $(376,964)
 Net realized gain (loss) on
  security transactions              (8,697,101)            (851,815)
 Net realized gain on
  distributions                      42,816,027            1,097,729
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (232,187,055)         (16,049,429)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (200,127,863)         (16,180,479)
                                ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                            6,190,610            3,230,836
 Net transfers                      (27,984,308)             310,680
 Surrenders for benefit
  payments and fees                 (30,035,999)          (1,723,448)
 Net annuity transactions               (37,007)                (628)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (51,866,704)           1,817,440
                                ---------------       --------------
 Net increase (decrease) in
  net assets                       (251,994,567)         (14,363,039)
NET ASSETS:
 Beginning of year                  554,416,846           35,540,635
                                ---------------       --------------
 End of year                       $302,422,279          $21,177,596
                                ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                          HARTFORD
                                   GROWTH               HARTFORD              HARTFORD            INTERNATIONAL
                                OPPORTUNITIES          HIGH YIELD               INDEX                GROWTH
                                  HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,803,674)           $3,586,601               $67,634             $(396,125)
 Net realized gain (loss) on
  security transactions             (3,890,482)             (768,469)           (1,815,110)           (5,264,221)
 Net realized gain on
  distributions                      6,508,648                    --               541,194             4,401,663
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (89,119,583)          (15,322,237)           (8,596,589)          (61,310,860)
                               ---------------       ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (88,305,091)          (12,504,105)           (9,802,871)          (62,569,543)
                               ---------------       ---------------       ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          15,618,373             2,598,402             1,503,333             5,797,209
 Net transfers                      14,660,573               940,873            (2,486,398)           (2,342,876)
 Surrenders for benefit
  payments and fees                 (8,127,724)           (3,368,245)           (3,287,902)           (3,862,646)
 Net annuity transactions                   --                  (610)                   --                  (638)
                               ---------------       ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 22,151,222               170,420            (4,270,967)             (408,951)
                               ---------------       ---------------       ---------------       ---------------
 Net increase (decrease) in
  net assets                       (66,153,869)          (12,333,685)          (14,073,838)          (62,978,494)
NET ASSETS:
 Beginning of year                 170,336,788            46,138,551            28,465,773           106,347,610
                               ---------------       ---------------       ---------------       ---------------
 End of year                      $104,182,919           $33,804,866           $14,391,935           $43,369,116
                               ===============       ===============       ===============       ===============

                                       HARTFORD              HARTFORD             HARTFORD
                                     INTERNATIONAL         INTERNATIONAL           MID CAP
                                     SMALL COMPANY         OPPORTUNITIES           GROWTH
                                       HLS FUND              HLS FUND             HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(201,461)           $1,070,804            $(45,939)
 Net realized gain (loss) on
  security transactions                  (2,688,949)           (4,219,884)           (876,988)
 Net realized gain on
  distributions                           1,347,264             6,829,847              61,143
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (21,867,363)          (87,213,218)         (1,259,899)
                                    ---------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (23,410,509)          (83,532,451)         (2,121,683)
                                    ---------------       ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                                3,286,307             8,777,594             931,636
 Net transfers                           (5,675,054)           13,527,002           3,354,811
 Surrenders for benefit
  payments and fees                      (2,816,058)           (9,248,565)           (100,661)
 Net annuity transactions                    (2,951)               (9,538)                 --
                                    ---------------       ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,207,756)           13,046,493           4,185,786
                                    ---------------       ---------------       -------------
 Net increase (decrease) in
  net assets                            (28,618,265)          (70,485,958)          2,064,103
NET ASSETS:
 Beginning of year                       55,725,352           178,869,262             198,514
                                    ---------------       ---------------       -------------
 End of year                            $27,107,087          $108,383,304          $2,262,617
                                    ===============       ===============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                HARTFORD               HARTFORD
                              MONEY MARKET         SMALL CAP VALUE
                                HLS FUND               HLS FUND
                              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $696,131               $12,616
 Net realized gain (loss) on
  security transactions                 --              (158,257)
 Net realized gain on
  distributions                         --                12,100
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (2)             (466,647)
                              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       696,129              (600,188)
                              ------------            ----------
UNIT TRANSACTIONS:
 Purchases                      34,036,259               266,645
 Net transfers                 302,429,563             2,760,502
 Surrenders for benefit
  payments and fees            (75,107,709)              (98,219)
 Net annuity transactions           (1,025)                   --
                              ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions            261,357,088             2,928,928
                              ------------            ----------
 Net increase (decrease) in
  net assets                   262,053,217             2,328,740
NET ASSETS:
 Beginning of year             147,108,758               105,348
                              ------------            ----------
 End of year                  $409,161,975            $2,434,088
                              ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                 HARTFORD
                                   HARTFORD              HARTFORD          HARTFORD          U.S. GOVERNMENT
                                SMALL COMPANY        SMALLCAP GROWTH        STOCK               SECURITIES
                                   HLS FUND              HLS FUND          HLS FUND              HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT (B)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(834,113)            $(439,818)         $193,500           $22,155,174
 Net realized gain (loss)
  on security transactions           (911,622)             (813,322)       (1,564,093)           (1,994,036)
 Net realized gain on
  distributions                       212,862               275,791           289,002                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            (27,440,066)          (15,715,662)      (23,803,451)          (28,309,194)
                                 ------------          ------------      ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (28,972,939)          (16,693,011)      (24,885,042)           (8,148,056)
                                 ------------          ------------      ------------          ------------
UNIT TRANSACTIONS:
 Purchases                          9,626,368             1,086,231         2,005,571            17,693,464
 Net transfers                     17,585,875               376,771        (2,878,886)           17,118,060
 Surrenders for benefit
  payments and fees                (2,726,534)           (2,074,449)       (2,658,270)          (24,966,905)
 Net annuity transactions              (9,984)               (2,492)               --               (31,228)
                                 ------------          ------------      ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                24,475,725              (613,939)       (3,531,585)            9,813,391
                                 ------------          ------------      ------------          ------------
 Net increase (decrease) in
  net assets                       (4,497,214)          (17,306,950)      (28,416,627)            1,665,335
NET ASSETS:
 Beginning of year                 49,140,739            43,347,813        58,724,311           318,873,553
                                 ------------          ------------      ------------          ------------
 End of year                      $44,643,525           $26,040,863       $30,307,684          $320,538,888
                                 ============          ============      ============          ============

                                                 HARTFORD           HARTFORD
                               HARTFORD            VALUE             EQUITY
                                VALUE          OPPORTUNITIES         INCOME
                               HLS FUND          HLS FUND           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
---------------------------  -----------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $441,239           $56,237           $694,559
 Net realized gain (loss)
  on security transactions       (780,464)       (8,724,853)          (528,007)
 Net realized gain on
  distributions                 5,276,857           270,787          2,198,600
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                        (38,461,192)      (13,403,458)       (14,418,211)
                             ------------      ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                  (33,523,560)      (21,801,287)       (12,053,059)
                             ------------      ------------       ------------
UNIT TRANSACTIONS:
 Purchases                     13,412,455         3,256,231          2,386,559
 Net transfers                 29,821,514       (19,777,257)           893,969
 Surrenders for benefit
  payments and fees            (4,868,312)       (2,188,412)        (2,059,463)
 Net annuity transactions           4,226                --               (512)
                             ------------      ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions            38,369,883       (18,709,438)         1,220,553
                             ------------      ------------       ------------
 Net increase (decrease) in
  net assets                    4,846,323       (40,510,725)       (10,832,506)
NET ASSETS:
 Beginning of year             62,144,966        65,275,712         39,640,205
                             ------------      ------------       ------------
 End of year                  $66,991,289       $24,764,987        $28,807,699
                             ============      ============       ============

(b) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS         AMERICAN FUNDS
                                         BOND              GLOBAL GROWTH
                                       HLS FUND               HLS FUND
                                   SUB-ACCOUNT (J)        SUB-ACCOUNT (J)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2,351)                $(442)
 Net realized gain (loss) on
  security transactions                      (135)                   (3)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (16,079)              (39,151)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (18,565)              (39,596)
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                442,312               151,854
 Net transfers                            602,854                22,222
 Surrenders for benefit
  payments and fees                        (8,756)                  (19)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,036,410               174,057
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,017,845               134,461
NET ASSETS:
 Beginning of year                             --                    --
                                     ------------            ----------
 End of year                           $1,017,845              $134,461
                                     ============            ==========

(j)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL         AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                  CAPITALIZATION            GROWTH             GROWTH-INCOME          INTERNATIONAL
                                     HLS FUND              HLS FUND               HLS FUND              HLS FUND
                                 SUB-ACCOUNT (J)        SUB-ACCOUNT (J)       SUB-ACCOUNT (J)        SUB-ACCOUNT (J)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(462)                $6,580                $3,723                $(1,684)
 Net realized gain (loss) on
  security transactions                   (170)                  (203)               (5,414)                   (74)
 Net realized gain on
  distributions                             --                     --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (53,247)              (160,240)              (65,415)              (105,294)
                                    ----------            -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (53,879)              (153,863)              (67,106)              (107,052)
                                    ----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                             106,483                201,013               197,899                380,010
 Net transfers                         105,122                659,769               181,765                290,587
 Surrenders for benefit
  payments and fees                       (297)                (3,946)               (3,715)                (2,399)
 Net annuity transactions                   --                     --                    --                     --
                                    ----------            -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    211,308                856,836               375,949                668,198
                                    ----------            -----------            ----------            -----------
 Net increase (decrease) in
  net assets                           157,429                702,973               308,843                561,146
NET ASSETS:
 Beginning of year                          --                     --                    --                     --
                                    ----------            -----------            ----------            -----------
 End of year                          $157,429               $702,973              $308,843               $561,146
                                    ==========            ===========            ==========            ===========


                                LORD ABBETT               LORD ABBETT              LORD ABBETT
                                 ALL VALUE              AMERICA'S VALUE                BOND
                                 PORTFOLIO                 PORTFOLIO              DEBENTURE FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(283,830)                $788,443                $4,164,428
 Net realized gain (loss) on
  security transactions              (638,524)                (658,923)               (1,248,086)
 Net realized gain on
  distributions                       216,515                  673,501                   203,786
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (11,290,371)              (9,681,749)              (20,296,603)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (11,996,210)              (8,878,728)              (17,176,475)
                               --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                          1,367,097                  809,406                 4,704,102
 Net transfers                      1,900,243                  691,451                15,256,707
 Surrenders for benefit
  payments and fees                (2,376,224)              (1,833,387)               (6,389,569)
 Net annuity transactions                (617)                    (930)                     (465)
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   890,499                 (333,460)               13,570,775
                               --------------            -------------            --------------
 Net increase (decrease) in
  net assets                      (11,105,711)              (9,212,188)               (3,605,700)
NET ASSETS:
 Beginning of year                 39,260,565               32,301,667                73,924,940
                               --------------            -------------            --------------
 End of year                      $28,154,854              $23,089,479               $70,319,240
                               ==============            =============            ==============

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  LORD ABBETT
                                  GROWTH AND           LORD ABBETT
                                    INCOME              LARGE CAP
                                   PORTFOLIO            CORE FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $287,271            $(49,761)
 Net realized gain (loss) on
  security transactions              (5,287,952)           (188,924)
 Net realized gain on
  distributions                         991,812             110,033
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (122,312,385)         (5,936,300)
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (126,321,254)         (6,064,952)
                                ---------------       -------------
UNIT TRANSACTIONS:
 Purchases                           19,993,111           1,320,057
 Net transfers                       18,174,104           4,749,360
 Surrenders for benefit
  payments and fees                 (16,511,513)         (1,309,779)
 Net annuity transactions                (4,682)                 --
                                ---------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  21,651,020           4,759,638
                                ---------------       -------------
 Net increase (decrease) in
  net assets                       (104,670,234)         (1,305,314)
NET ASSETS:
 Beginning of year                  312,170,845          15,872,902
                                ---------------       -------------
 End of year                       $207,500,611         $14,567,588
                                ===============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 MFS INVESTORS
                                 MFS CORE                MFS GROWTH                 GROWTH           MFS INVESTORS
                               EQUITY SERIES               SERIES                STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT            SUB-ACCOUNT (C)            SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(68,660)               $(153,365)                $(76,315)           $(202,909)
 Net realized gain (loss) on
  security transactions             (265,451)                  37,082                   76,560               44,453
 Net realized gain on
  distributions                           --                       --                  284,214            1,322,597
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,878,743)              (4,021,797)              (2,860,677)          (8,469,272)
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (3,212,854)              (4,138,080)              (2,576,218)          (7,305,131)
                               -------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            13,220                   40,375                   49,526               73,697
 Net transfers                      (415,399)                (159,965)                (344,023)          (1,038,124)
 Surrenders for benefit
  payments and fees               (1,344,170)              (1,096,499)              (1,131,937)          (1,825,999)
 Net annuity transactions               (244)                    (265)                      --                   --
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,746,593)              (1,216,354)              (1,426,434)          (2,790,426)
                               -------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      (4,959,447)              (5,354,434)              (4,002,652)         (10,095,557)
NET ASSETS:
 Beginning of year                 9,089,774               11,452,704                7,760,220           23,135,876
                               -------------            -------------            -------------       --------------
 End of year                      $4,130,327               $6,098,270               $3,757,568          $13,040,319
                               =============            =============            =============       ==============

                                                                               VAN KAMPEN --
                                                                              UIF EQUITY AND
                                 MFS TOTAL               MFS VALUE                INCOME
                               RETURN SERIES               SERIES                PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT (J)           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,436,320                 $(837)                 $97,812
 Net realized gain (loss) on
  security transactions            (1,047,934)                 (343)                 (22,235)
 Net realized gain on
  distributions                    11,788,876                    --                  717,383
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (61,422,037)              (34,572)              (6,774,999)
                               --------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (48,244,775)              (35,752)              (5,982,039)
                               --------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                            764,254               139,220                   10,353
 Net transfers                     (9,270,365)              250,188               (1,883,756)
 Surrenders for benefit
  payments and fees               (24,015,585)               (2,434)              (2,048,857)
 Net annuity transactions             288,735                    --                       --
                               --------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (32,232,961)              386,974               (3,922,260)
                               --------------            ----------            -------------
 Net increase (decrease) in
  net assets                      (80,477,736)              351,222               (9,904,299)
NET ASSETS:
 Beginning of year                222,243,935                    --               26,951,375
                               --------------            ----------            -------------
 End of year                     $141,766,199              $351,222              $17,047,076
                               ==============            ==========            =============

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

(j)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN --             VAN KAMPEN --
                                     UIF CORE PLUS             UIF EMERGING
                                      FIXED INCOME             MARKETS DEBT
                                       PORTFOLIO                 PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,492,368                 $546,425
 Net realized gain (loss) on
  security transactions                  (2,545,936)                (281,179)
 Net realized gain on
  distributions                                  --                  427,519
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,793,460)              (2,496,969)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (15,847,028)              (1,804,204)
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  340,641                   49,154
 Net transfers                           (5,209,447)                (666,617)
 Surrenders for benefit
  payments and fees                     (16,323,357)              (1,267,482)
 Net annuity transactions                    (9,666)                      --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (21,201,829)              (1,884,945)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                            (37,048,857)              (3,689,149)
NET ASSETS:
 Beginning of year                      134,311,663               11,425,962
                                     --------------            -------------
 End of year                            $97,262,806               $7,736,813
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                      VAN KAMPEN --             VAN KAMPEN --
                                     UIF EMERGING             VAN KAMPEN --             UIF MID CAP                 UIF U.S.
                                    MARKETS EQUITY           UIF HIGH YIELD                GROWTH                MID CAP VALUE
                                      PORTFOLIO                 PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,532,244)              $1,354,192                 $(259,796)                $(717,472)
 Net realized gain (loss) on
  security transactions                 (3,481,557)              (1,141,828)               (1,193,327)                 (696,368)
 Net realized gain on
  distributions                         27,628,437                       --                 8,817,600                24,968,089
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (92,873,220)              (5,011,349)              (27,715,279)              (63,450,883)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (70,258,584)              (4,798,985)              (20,350,802)              (39,896,634)
                                    --------------            -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               7,660,297                   68,267                 2,399,276                 1,988,339
 Net transfers                            (890,848)              (1,074,712)                9,147,832                (5,446,879)
 Surrenders for benefit
  payments and fees                     (6,865,318)              (3,503,603)               (1,789,486)               (8,445,738)
 Net annuity transactions                     (324)                    (473)                       --                    (6,124)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (96,193)              (4,510,521)                9,757,622               (11,910,402)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (70,354,777)              (9,309,506)              (10,593,180)              (51,807,036)
NET ASSETS:
 Beginning of year                     119,950,934               23,258,425                34,925,683               102,575,263
                                    --------------            -------------            --------------            --------------
 End of year                           $49,596,157              $13,948,919               $24,332,503               $50,768,227
                                    ==============            =============            ==============            ==============

                                                                                      MORGAN STANLEY --
                                  MORGAN STANLEY --         MORGAN STANLEY --              CAPITAL
                                     FOCUS GROWTH                BALANCED               OPPORTUNITIES
                                      PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT (D)             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,251,574)                $(391,644)                $(335,980)
 Net realized gain (loss) on
  security transactions                  1,564,496                   338,836                   (85,734)
 Net realized gain on
  distributions                                 --                 6,140,732                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (67,594,223)              (19,161,899)              (11,681,479)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (67,281,301)              (13,073,975)              (12,103,193)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 308,269                   186,125                   190,434
 Net transfers                          (6,240,405)               (2,876,558)                  148,645
 Surrenders for benefit
  payments and fees                    (18,210,242)               (8,533,343)               (3,952,567)
 Net annuity transactions                      404                   (85,326)                   40,303
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,141,974)              (11,309,102)               (3,573,185)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (91,423,275)              (24,383,077)              (15,676,378)
NET ASSETS:
 Beginning of year                     147,794,399                61,518,240                26,732,697
                                    --------------            --------------            --------------
 End of year                           $56,371,124               $37,135,163               $11,056,319
                                    ==============            ==============            ==============

(d) Formerly Balanced Growth. Change effective March 8, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   MORGAN STANLEY --
                                        MID CAP              MORGAN STANLEY --
                                         GROWTH               FLEXIBLE INCOME
                                       PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT (E)             SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(283,494)                 $214,210
 Net realized gain (loss) on
  security transactions                   2,066,049                (3,003,365)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (21,511,916)               (6,338,699)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (19,729,361)               (9,127,854)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  117,459                   192,777
 Net transfers                           (1,625,928)               (1,065,210)
 Surrenders for benefit
  payments and fees                      (5,283,521)               (6,608,505)
 Net annuity transactions                   (16,614)                  (11,392)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,808,604)               (7,492,330)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (26,537,965)              (16,620,184)
NET ASSETS:
 Beginning of year                       45,689,000                43,574,241
                                     --------------            --------------
 End of year                            $19,151,035               $26,954,057
                                     ==============            ==============

(e)  Formerly Developing Growth. Change effective May 1, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MORGAN STANLEY --                           MORGAN STANLEY --
                                     DIVIDEND         MORGAN STANLEY --          CAPITAL           MORGAN STANLEY --
                                      GROWTH            GLOBAL EQUITY             GROWTH             MONEY MARKET
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (F)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(1,481,123)            $(219,142)            $(551,666)              $249,205
 Net realized gain (loss) on
  security transactions               3,171,444               602,301             1,399,981                     --
 Net realized gain on
  distributions                              --             2,552,397                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (62,142,214)          (26,236,006)          (21,418,591)                    --
                                   ------------          ------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (60,451,893)          (23,300,450)          (20,570,276)               249,205
                                   ------------          ------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                              376,309               120,605               154,713                636,991
 Net transfers                       (8,210,271)           (2,281,312)             (801,401)           148,959,700
 Surrenders for benefit
  payments and fees                 (21,744,305)           (7,222,926)           (4,528,856)           (64,926,502)
 Net annuity transactions                45,691               (54,059)               21,743                153,111
                                   ------------          ------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (29,532,576)           (9,437,692)           (5,153,801)            84,823,300
                                   ------------          ------------          ------------          -------------
 Net increase (decrease) in
  net assets                        (89,984,469)          (32,738,142)          (25,724,077)            85,072,505
NET ASSETS:
 Beginning of year                  180,583,821            56,368,607            45,760,880            114,198,329
                                   ------------          ------------          ------------          -------------
 End of year                        $90,599,352           $23,630,465           $20,036,803           $199,270,834
                                   ============          ============          ============          =============

                                MORGAN STANLEY --     MORGAN STANLEY --       VAN KAMPEN --
                                      GLOBAL           EQUALLY WEIGHTED         UIF SMALL
                                  INFRASTRUCTURE           S&P 500            COMPANY GROWTH
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (G)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(449,671)             $192,147             $(275,445)
 Net realized gain (loss) on
  security transactions               4,069,582               608,120              (300,143)
 Net realized gain on
  distributions                              --            27,691,213             1,399,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (22,568,716)          (86,078,258)           (7,752,046)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (18,948,805)          (57,586,778)           (6,927,684)
                                   ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              294,647               374,084                83,774
 Net transfers                         (533,369)          (12,016,656)              555,906
 Surrenders for benefit
  payments and fees                  (8,424,341)          (13,630,748)           (1,055,922)
 Net annuity transactions               202,536                10,705                    --
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (8,460,527)          (25,262,615)             (416,242)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets                        (27,409,332)          (82,849,393)           (7,343,926)
NET ASSETS:
 Beginning of year                   61,069,809           157,291,416            16,715,855
                                   ------------          ------------          ------------
 End of year                        $33,660,477           $74,442,023            $9,371,929
                                   ============          ============          ============

(f)  Formerly Growth. Change effective May 1, 2008.

(g)  Formerly Utilities. Change effective November 3, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN --
                                       UIF GLOBAL
                                       FRANCHISE                OPPENHEIMER
                                       PORTFOLIO                MIDCAP FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(90,217)                $(76,892)
 Net realized gain (loss) on
  security transactions                    (947,419)                (170,234)
 Net realized gain on
  distributions                           1,943,507                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,934,544)              (2,788,956)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (11,028,673)              (3,036,082)
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  222,565                  475,860
 Net transfers                           (4,219,027)                 (34,114)
 Surrenders for benefit
  payments and fees                      (2,859,433)                (304,142)
 Net annuity transactions                        --                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,855,895)                 137,604
                                     --------------            -------------
 Net increase (decrease) in
  net assets                            (17,884,568)              (2,898,478)
NET ASSETS:
 Beginning of year                       39,234,127                5,873,457
                                     --------------            -------------
 End of year                            $21,349,559               $2,974,979
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     OPPENHEIMER           OPPENHEIMER                                        OPPENHEIMER
                                       CAPITAL               GLOBAL                  OPPENHEIMER              MAIN STREET
                                  APPRECIATION FUND      SECURITIES FUND          MAIN STREET FUND           SMALL CAP FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,703,805)            $(844,361)                $(49,098)              $(2,151,330)
 Net realized gain (loss) on
  security transactions                   (644,221)           (5,695,324)                (519,344)               (2,533,119)
 Net realized gain on
  distributions                                 --            21,848,595                1,150,050                 9,190,145
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (60,869,299)         (183,618,947)              (8,491,904)              (79,298,430)
                                    --------------       ---------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (63,217,325)         (168,310,037)              (7,910,296)              (74,792,734)
                                    --------------       ---------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              10,388,832            23,881,162                1,813,908                 9,235,196
 Net transfers                          25,778,545            21,246,652                  (45,438)                9,464,291
 Surrenders for benefit
  payments and fees                     (6,783,260)          (18,725,843)              (1,936,290)              (10,065,529)
 Net annuity transactions                   (4,721)              (13,767)                      --                    (7,496)
                                    --------------       ---------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     29,379,396            26,388,204                 (167,820)                8,626,462
                                    --------------       ---------------            -------------            --------------
 Net increase (decrease) in
  net assets                           (33,837,929)         (141,921,833)              (8,078,116)              (66,166,272)
NET ASSETS:
 Beginning of year                     112,749,324           377,845,576               19,918,293               179,965,218
                                    --------------       ---------------            -------------            --------------
 End of year                           $78,911,395          $235,923,743              $11,840,177              $113,798,946
                                    ==============       ===============            =============            ==============

                                 PUTNAM VT            PUTNAM VT           PUTNAM VT
                                DIVERSIFIED         GLOBAL ASSET         GROWTH AND
                                   INCOME            ALLOCATION            INCOME
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,066,053            $390,311             $61,572
 Net realized gain (loss) on
  security transactions            (1,020,846)           (462,207)           (313,161)
 Net realized gain on
  distributions                            --                  --           1,628,210
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (26,222,741)         (6,575,203)         (5,600,235)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (24,177,534)         (6,647,099)         (4,223,614)
                               --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          5,919,284           2,080,671              54,175
 Net transfers                      4,110,860            (237,627)           (377,466)
 Surrenders for benefit
  payments and fees                (4,420,590)         (1,281,408)           (632,482)
 Net annuity transactions                  --                  --                  --
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 5,609,554             561,636            (955,773)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets                      (18,567,980)         (6,085,463)         (5,179,387)
NET ASSETS:
 Beginning of year                 69,232,678          18,176,611          11,278,271
                               --------------       -------------       -------------
 End of year                      $50,664,698         $12,091,148          $6,098,884
                               ==============       =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL          PUTNAM VT
                                      GROWTH AND         INTERNATIONAL
                                        INCOME              EQUITY
                                     SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,901              $730,396
 Net realized gain (loss) on
  security transactions                  (169,057)           (2,035,619)
 Net realized gain on
  distributions                           301,913            23,620,871
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (844,846)         (105,337,708)
                                     ------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (701,089)          (83,022,060)
                                     ------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                385,751             5,853,600
 Net transfers                          1,056,606            12,918,961
 Surrenders for benefit
  payments and fees                       (86,149)          (10,056,904)
 Net annuity transactions                      --                (8,150)
                                     ------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,356,208             8,707,507
                                     ------------       ---------------
 Net increase (decrease) in
  net assets                              655,119           (74,314,553)
NET ASSETS:
 Beginning of year                        238,086           180,267,366
                                     ------------       ---------------
 End of year                             $893,205          $105,952,813
                                     ============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           PUTNAM VT                 PUTNAM VT
                                 PUTNAM VT            PUTNAM VT            SMALL CAP             THE GEORGE PUTNAM
                                 INVESTORS            NEW VALUE              VALUE                 FUND OF BOSTON
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(854,801)            $141,216            $(122,171)                 $779,116
 Net realized gain (loss) on
  security transactions              (567,061)          (1,043,472)          (2,697,990)               (2,053,237)
 Net realized gain on
  distributions                            --            5,365,419           26,204,955                 2,180,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (31,627,764)         (18,934,952)         (71,589,209)              (10,996,803)
                               --------------       --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (33,049,626)         (14,471,789)         (48,204,415)              (10,090,448)
                               --------------       --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                         13,121,682            1,379,947            1,881,316                 3,419,286
 Net transfers                     33,130,411            3,670,473           (5,687,545)               (8,233,053)
 Surrenders for benefit
  payments and fees                (3,608,584)          (1,442,636)          (6,625,282)               (1,263,247)
 Net annuity transactions               4,701                   --               (5,940)                     (584)
                               --------------       --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                42,648,210            3,607,784          (10,437,451)               (6,077,598)
                               --------------       --------------       --------------            --------------
 Net increase (decrease) in
  net assets                        9,598,584          (10,864,005)         (58,641,866)              (16,168,046)
NET ASSETS:
 Beginning of year                 46,846,234           27,534,749          123,531,353                28,644,569
                               --------------       --------------       --------------            --------------
 End of year                      $56,444,818          $16,670,744          $64,889,487               $12,476,523
                               ==============       ==============       ==============            ==============

                                                                           VAN KAMPEN LIT
                                 PUTNAM VT           PUTNAM VT               ENTERPRISE
                                   VISTA              VOYAGER                 PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(33,297)           $(40,322)                $(58,811)
 Net realized gain (loss) on
  security transactions             (164,425)            (83,173)                (737,229)
 Net realized gain on
  distributions                           --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,066,331)           (979,325)              (3,769,629)
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,264,053)         (1,102,820)              (4,565,669)
                               -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            38,613              21,610                    5,123
 Net transfers                      (538,661)             74,990                 (581,607)
 Surrenders for benefit
  payments and fees                 (139,028)           (192,365)              (1,357,596)
 Net annuity transactions                 --                  --                     (853)
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (639,076)            (95,765)              (1,934,933)
                               -------------       -------------            -------------
 Net increase (decrease) in
  net assets                      (1,903,129)         (1,198,585)              (6,500,602)
NET ASSETS:
 Beginning of year                 3,201,258           3,018,074               11,747,271
                               -------------       -------------            -------------
 End of year                      $1,298,129          $1,819,489               $5,246,669
                               =============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     VAN KAMPEN LIT
                                       GROWTH AND               VAN KAMPEN LIT
                                         INCOME                    COMSTOCK
                                        PORTFOLIO                  PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $525,075                 $1,340,331
 Net realized gain (loss) on
  security transactions                     (629,783)                (7,437,739)
 Net realized gain on
  distributions                            7,221,227                 12,432,069
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (85,268,023)              (100,771,602)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (78,151,504)               (94,436,941)
                                     ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                 5,175,195                  3,436,670
 Net transfers                              (140,732)               (15,391,977)
 Surrenders for benefit
  payments and fees                      (19,861,376)               (19,100,688)
 Net annuity transactions                     11,424                     (4,410)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (14,815,489)               (31,060,405)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets                             (92,966,993)              (125,497,346)
NET ASSETS:
 Beginning of year                       240,711,845                273,208,506
                                     ---------------            ---------------
 End of year                            $147,744,852               $147,711,160
                                     ===============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  VAN KAMPEN LIT       VAN KAMPEN LIT                               WELLS FARGO
                                     CAPITAL               MID CAP           VAN KAMPEN LIT         ADVANTAGE VT
                                      GROWTH               GROWTH              GOVERNMENT              ASSET
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO         ALLOCATION FUND
                                 SUB-ACCOUNT (H)       SUB-ACCOUNT (I)         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(58,730)            $(18,531)              $804,950              $2,783
 Net realized gain (loss) on
  security transactions                  57,946             (120,884)              (224,927)             (9,834)
 Net realized gain on
  distributions                              --              369,233                     --              47,183
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,959,181)            (789,015)              (888,355)           (245,669)
                                   ------------          -----------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,959,965)            (559,197)              (308,332)           (205,537)
                                   ------------          -----------          -------------          ----------
UNIT TRANSACTIONS:
 Purchases                               43,438                6,375                112,437              24,618
 Net transfers                         (235,132)            (102,444)               (84,786)            (13,656)
 Surrenders for benefit
  payments and fees                    (417,293)            (149,598)            (4,467,067)            (13,124)
 Net annuity transactions                    --                   --                     --                  --
                                   ------------          -----------          -------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (608,987)            (245,667)            (4,439,416)             (2,162)
                                   ------------          -----------          -------------          ----------
 Net increase (decrease) in
  net assets                         (2,568,952)            (804,864)            (4,747,748)           (207,699)
NET ASSETS:
 Beginning of year                    4,371,628            1,356,606             35,610,215             652,903
                                   ------------          -----------          -------------          ----------
 End of year                         $1,802,676             $551,742            $30,862,467            $445,204
                                   ============          ===========          =============          ==========

                                   WELLS FARGO         WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                  TOTAL RETURN            EQUITY           C&B LARGE CAP
                                    BOND FUND          INCOME FUND          VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $32,514               $(653)              $2,068
 Net realized gain (loss) on
  security transactions                 (9,882)            (20,172)             (48,340)
 Net realized gain on
  distributions                             --              43,756                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (16,296)           (157,586)            (691,280)
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,336            (134,655)            (737,552)
                                   -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                              23,412                  --              194,717
 Net transfers                         935,610             (62,247)             395,471
 Surrenders for benefit
  payments and fees                    (30,944)            (15,966)            (106,117)
 Net annuity transactions                   --                  --                   --
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    928,078             (78,213)             484,071
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets                           934,414            (212,868)            (253,481)
NET ASSETS:
 Beginning of year                     775,761             394,359            1,590,246
                                   -----------          ----------          -----------
 End of year                        $1,710,175            $181,491           $1,336,765
                                   ===========          ==========          ===========

(h) Formerly Strategic Growth. Change effective April 30, 2008.

(i)  Formerly Aggressive Growth Portfolio. Change effective April 30, 2008.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT
                                  LARGE COMPANY       INTERNATIONAL
                                    CORE FUND           CORE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(302)                $610
 Net realized gain (loss) on
  security transactions                 (536)              (1,102)
 Net realized gain on
  distributions                           --               56,387
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (17,462)            (196,016)
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         (18,300)            (140,121)
                                     -------            ---------
UNIT TRANSACTIONS:
 Purchases                                --               11,211
 Net transfers                            --               87,963
 Surrenders for benefit
  payments and fees                   (1,609)              (7,579)
 Net annuity transactions                 --                   --
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,609)              91,595
                                     -------            ---------
 Net increase (decrease) in
  net assets                         (19,909)             (48,526)
NET ASSETS:
 Beginning of year                    46,166              236,883
                                     -------            ---------
 End of year                         $26,257             $188,357
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO         WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                  LARGE COMPANY           MONEY              SMALL CAP
                                   GROWTH FUND         MARKET FUND          GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(56,751)            $14,533             $(45,390)
 Net realized gain (loss) on
  security transactions               (107,774)                 --              (42,010)
 Net realized gain on
  distributions                             --                  --              827,159
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (1,874,032)                 --           (2,254,534)
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (2,038,557)             14,533           (1,514,775)
                                   -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                              48,347                  --               94,584
 Net transfers                          (1,095)          4,722,526              329,870
 Surrenders for benefit
  payments and fees                   (229,429)           (232,625)            (126,856)
 Net annuity transactions                   --                  --                   --
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (182,177)          4,489,901              297,598
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets                        (2,220,734)          4,504,434           (1,217,177)
NET ASSETS:
 Beginning of year                   5,097,254             869,461            3,271,085
                                   -----------          ----------          -----------
 End of year                        $2,876,520          $5,373,895           $2,053,908
                                   ===========          ==========          ===========

                                                     WELLS FARGO
                                  WELLS FARGO       ADVANTAGE VT        WELLS FARGO
                                 ADVANTAGE VT       SMALL/MID CAP      ADVANTAGE VT
                                DISCOVERY FUND       VALUE FUND      OPPORTUNITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(4,484)           $(2,568)            $3,883
 Net realized gain (loss) on
  security transactions               (7,112)           (26,721)            (5,269)
 Net realized gain on
  distributions                           --             25,500            165,598
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (156,581)           (77,984)          (519,237)
                                   ---------          ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                        (168,177)           (81,773)          (355,025)
                                   ---------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                               150                290                 60
 Net transfers                        61,338             14,345            112,468
 Surrenders for benefit
  payments and fees                   (4,499)           (86,209)           (40,986)
 Net annuity transactions                 --                 --                 --
                                   ---------          ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   56,989            (71,574)            71,542
                                   ---------          ---------          ---------
 Net increase (decrease) in
  net assets                        (111,188)          (153,347)          (283,483)
NET ASSETS:
 Beginning of year                   311,361            252,822            797,769
                                   ---------          ---------          ---------
 End of year                        $200,173            $99,475           $514,286
                                   =========          =========          =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VP      ALLIANCEBERNSTEIN VP
                                    BALANCED WEALTH           GLOBAL RESEARCH
                                   STRATEGY PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $402,100                 $(94,391)
 Net realized gain (loss) on
  security transactions                      (2,976)                   9,663
 Net realized gain on
  distributions                           1,280,525                  214,093
 Net unrealized appreciation
  (depreciation) of
  investments during the year               287,536                  444,013
                                     --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,967,185                  573,378
                                     --------------             ------------
UNIT TRANSACTIONS:
 Purchases                               45,004,417                3,376,435
 Net transfers                           14,609,724                1,044,495
 Surrenders for benefit
  payments and fees                      (3,565,238)                (292,047)
 Net annuity transactions                        --                       --
                                     --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      56,048,903                4,128,883
                                     --------------             ------------
 Net increase (decrease) in
  net assets                             58,016,088                4,702,261
NET ASSETS:
 Beginning of year                       53,066,743                4,057,396
                                     --------------             ------------
 End of year                           $111,082,831               $8,759,657
                                     ==============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VP     ALLIANCEBERNSTEIN VP                               ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL             SMALL/MID CAP         ALLIANCEBERNSTEIN VP         INTERNATIONAL
                                   VALUE PORTFOLIO           VALUE PORTFOLIO          VALUE PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,946,771)               $(324,536)                $(582,052)                   $(393)
 Net realized gain (loss) on
  security transactions                    142,243                 (436,610)                  (17,907)                  (1,283)
 Net realized gain on
  distributions                         12,354,334                2,204,203                 3,395,552                   33,177
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,897,215)              (3,350,592)              (11,939,265)                 (36,771)
                                    --------------            -------------            --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,652,591               (1,907,535)               (9,143,672)                  (5,270)
                                    --------------            -------------            --------------             ------------
UNIT TRANSACTIONS:
 Purchases                             106,499,655               12,911,144                37,940,147                  287,643
 Net transfers                          25,687,762                7,995,770                16,759,958                1,378,085
 Surrenders for benefit
  payments and fees                    (14,009,375)              (1,534,210)               (6,111,748)                  (1,922)
 Net annuity transactions                   61,126                  (17,866)                   34,204                       --
                                    --------------            -------------            --------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    118,239,168               19,354,838                48,622,561                1,663,806
                                    --------------            -------------            --------------             ------------
 Net increase (decrease) in
  net assets                           126,891,759               17,447,303                39,478,889                1,658,536
NET ASSETS:
 Beginning of year                     246,724,112               21,745,155               103,176,495                       --
                                    --------------            -------------            --------------             ------------
 End of year                          $373,615,871              $39,192,458              $142,655,384               $1,658,536
                                    ==============            =============            ==============             ============

                                   AMERICAN FUNDS
                                       GLOBAL                AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND            GROWTH-INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $679,800               $(6,079,938)              $(2,186,248)
 Net realized gain (loss) on
  security transactions                 2,655,353                15,292,272                16,342,076
 Net realized gain on
  distributions                         3,448,716                35,677,987                16,171,874
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,349,933                 5,744,139               (14,081,754)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,133,802                50,634,460                16,245,948
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              1,396,530                 4,462,805                 4,481,743
 Net transfers                            776,045                (9,855,804)              (10,984,446)
 Surrenders for benefit
  payments and fees                    (7,423,865)              (49,147,186)              (50,602,686)
 Net annuity transactions                 (19,867)                   31,164                    71,761
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,271,157)              (54,509,021)              (57,033,628)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            4,862,645                (3,874,561)              (40,787,680)
NET ASSETS:
 Beginning of year                     81,793,398               508,518,580               497,961,210
                                    -------------            --------------            --------------
 End of year                          $86,656,043              $504,644,019              $457,173,530
                                    =============            ==============            ==============

(a)  From inception September 20, 2007 to December 31, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS            GLOBAL SMALL
                                   INTERNATIONAL FUND       CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(902,415)                $634,369
 Net realized gain (loss) on
  security transactions                   2,039,998                1,696,605
 Net realized gain on
  distributions                           9,660,024                5,105,790
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,314,900                4,015,478
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             32,112,507               11,452,242
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                3,166,104                  662,086
 Net transfers                            2,028,061               (1,922,144)
 Surrenders for benefit
  payments and fees                     (17,701,229)              (6,402,849)
 Net annuity transactions                    25,902                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,481,162)              (7,662,907)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             19,631,345                3,789,335
NET ASSETS:
 Beginning of year                      188,542,018               61,695,357
                                     --------------            -------------
 End of year                           $208,173,363              $65,484,692
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP       FIDELITY VIP      FIDELITY VIP       FIDELITY VIP
                               EQUITY-INCOME         GROWTH          CONTRAFUND          MID CAP
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $324,632         $(668,583)       $(3,354,854)       $(1,574,942)
 Net realized gain (loss) on
  security transactions              20,573           249,422            (69,615)           224,512
 Net realized gain on
  distributions                  12,277,439            44,409        164,030,575         10,819,287
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (14,699,800)       11,380,965        (87,524,889)         6,808,107
                               ------------       -----------       ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (2,077,156)       11,006,213         73,081,217         16,276,964
                               ------------       -----------       ------------       ------------
UNIT TRANSACTIONS:
 Purchases                       36,897,573        16,771,787        198,857,001         36,557,992
 Net transfers                   12,854,821        13,305,349         92,876,618          6,779,616
 Surrenders for benefit
  payments and fees              (6,149,816)       (2,557,987)       (23,755,547)        (5,749,019)
 Net annuity transactions            33,549            24,415             82,560            (31,991)
                               ------------       -----------       ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              43,636,127        27,543,564        268,060,632         37,556,598
                               ------------       -----------       ------------       ------------
 Net increase (decrease) in
  net assets                     41,558,971        38,549,777        341,141,849         53,833,562
NET ASSETS:
 Beginning of year              105,016,473        31,194,470        352,659,956        108,996,961
                               ------------       -----------       ------------       ------------
 End of year                   $146,575,444       $69,744,247       $693,801,805       $162,830,523
                               ============       ===========       ============       ============

                                                     FIDELITY VIP           FRANKLIN
                               FIDELITY VIP        DYNAMIC CAPITAL        SMALL-MID CAP
                                  VALUE              APPRECIATION            GROWTH
                                STRATEGIES            PORTFOLIO          SECURITIES FUND
                               SUB-ACCOUNT         SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(198,306)                $(30)           $(1,176,815)
 Net realized gain (loss) on
  security transactions           (349,118)              (4,023)             1,804,270
 Net realized gain on
  distributions                    851,596                6,797              4,522,529
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (996,745)              (7,487)               291,305
                               -----------             --------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (692,573)              (4,743)             5,441,289
                               -----------             --------            -----------
UNIT TRANSACTIONS:
 Purchases                       7,210,383               49,000                314,007
 Net transfers                   4,190,502               58,309             (2,241,054)
 Surrenders for benefit
  payments and fees               (688,281)                 (54)            (5,306,288)
 Net annuity transactions               --                   --                   (413)
                               -----------             --------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             10,712,604              107,255             (7,233,748)
                               -----------             --------            -----------
 Net increase (decrease) in
  net assets                    10,020,031              102,512             (1,792,459)
NET ASSETS:
 Beginning of year               7,192,988                   --             60,084,225
                               -----------             --------            -----------
 End of year                   $17,213,019             $102,512            $58,291,766
                               ===========             ========            ===========

(a)  From inception September 20, 2007 to December 31, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       STRATEGIC                  FRANKLIN
                                         INCOME                MUTUAL SHARES
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,960,758                 $(904,594)
 Net realized gain (loss) on
  security transactions                       2,812                 5,671,077
 Net realized gain on
  distributions                             339,843                 6,921,645
 Net unrealized appreciation
  (depreciation) of
  investments during the year               233,632                (8,248,672)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,537,045                 3,439,456
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  709,549                 1,378,620
 Net transfers                           20,319,724                  (344,670)
 Surrenders for benefit
  payments and fees                     (11,242,633)              (21,038,821)
 Net annuity transactions                    (3,801)                   17,912
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       9,782,839               (19,986,959)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                             14,319,884               (16,547,503)
NET ASSETS:
 Beginning of year                      104,769,008               196,629,922
                                     --------------            --------------
 End of year                           $119,088,892              $180,082,419
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON                                                           HARTFORD
                                     DEVELOPING                TEMPLETON           HARTFORD               LARGECAP
                                       MARKETS                  GROWTH             ADVISERS                GROWTH
                                   SECURITIES FUND          SECURITIES FUND        HLS FUND               HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $208,575                $(410,408)           $381,097                 $129
 Net realized gain (loss) on
  security transactions                 2,732,942                2,031,236             (18,703)                  --
 Net realized gain on
  distributions                         2,858,930                2,967,648           5,364,113                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,078,962               (4,101,753)         (3,809,020)                (776)
                                    -------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,879,409                  486,723           1,917,487                 (647)
                                    -------------            -------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                517,583                  652,709          10,086,472               40,011
 Net transfers                         (2,010,904)              (3,014,657)          3,753,815               57,965
 Surrenders for benefit
  payments and fees                    (3,259,375)              (6,812,039)         (2,380,465)                  --
 Net annuity transactions                      --                  (17,262)             (3,841)                  --
                                    -------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,752,696)              (9,191,249)         11,455,981               97,976
                                    -------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets                            4,126,713               (8,704,526)         13,373,468               97,329
NET ASSETS:
 Beginning of year                     37,135,086               71,392,515          37,648,043                   --
                                    -------------            -------------       -------------            ---------
 End of year                          $41,261,799              $62,687,989         $51,021,511              $97,329
                                    =============            =============       =============            =========

                                  HARTFORD             HARTFORD                 HARTFORD
                                   TOTAL               DIVIDEND               FUNDAMENTAL
                                RETURN BOND           AND GROWTH                 GROWTH
                                  HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (B)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $24,197,874           $2,324,747                $(43,778)
 Net realized gain (loss) on
  security transactions                22,249               67,976                 (18,485)
 Net realized gain on
  distributions                            --           40,863,517                 224,970
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (7,928,908)         (21,311,474)                122,291
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       16,291,215           21,944,766                 284,998
                               --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                        141,827,047          171,943,706               1,200,842
 Net transfers                    117,168,592           85,891,850               1,078,751
 Surrenders for benefit
  payments and fees               (27,531,754)         (21,625,157)               (312,037)
 Net annuity transactions             335,315               80,517                      --
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               231,799,200          236,290,916               1,967,556
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets                      248,090,415          258,235,682               2,252,554
NET ASSETS:
 Beginning of year                384,293,035          295,209,131               1,754,290
                               --------------       --------------            ------------
 End of year                     $632,383,450         $553,444,813              $4,006,844
                               ==============       ==============            ============

(a)  From inception September 20, 2007 to December 31, 2007.

(b) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD
                                   GLOBAL                  HARTFORD
                                  ADVISERS               GLOBAL GROWTH
                                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (C)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(38,059)               $(280,644)
 Net realized gain (loss) on
  security transactions                26,766                    9,781
 Net realized gain on
  distributions                       783,092                2,705,230
 Net unrealized appreciation
  (depreciation) of
  investments during the year         482,548                1,055,049
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,254,347                3,489,416
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          2,939,414                4,036,821
 Net transfers                      2,483,767               10,681,990
 Surrenders for benefit
  payments and fees                  (702,790)                (936,897)
 Net annuity transactions                  --                       --
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 4,720,391               13,781,914
                                -------------            -------------
 Net increase (decrease) in
  net assets                        5,974,738               17,271,330
NET ASSETS:
 Beginning of year                  6,282,509               12,297,388
                                -------------            -------------
 End of year                      $12,257,247              $29,568,718
                                =============            =============

(c)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                 HARTFORD
                                DISCIPLINED           HARTFORD              GROWTH             HARTFORD
                                   EQUITY              GROWTH           OPPORTUNITIES         HIGH YIELD
                                  HLS FUND            HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,803,609)          $(428,206)         $(1,609,558)         $2,917,126
 Net realized gain (loss) on
  security transactions               (11,116)             45,299                3,592               1,358
 Net realized gain on
  distributions                     1,867,280           2,235,919           24,609,064                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      30,900,843           2,225,660            1,945,249          (2,787,024)
                               --------------       -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       29,953,398           4,078,672           24,948,347             131,460
                               --------------       -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                        100,332,014           5,030,566           39,800,851          11,208,708
 Net transfers                     41,813,900           2,186,018           41,169,228           8,911,362
 Surrenders for benefit
  payments and fees               (24,027,291)         (1,681,388)          (5,713,022)         (2,298,134)
 Net annuity transactions             203,312                (767)                  --                 317
                               --------------       -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               118,321,935           5,534,429           75,257,057          17,822,253
                               --------------       -------------       --------------       -------------
 Net increase (decrease) in
  net assets                      148,275,333           9,613,101          100,205,404          17,953,713
NET ASSETS:
 Beginning of year                406,141,513          25,927,534           70,131,384          28,184,838
                               --------------       -------------       --------------       -------------
 End of year                     $554,416,846         $35,540,635         $170,336,788         $46,138,551
                               ==============       =============       ==============       =============

                                                                HARTFORD                 HARTFORD
                                      HARTFORD               INTERNATIONAL             INTERNATIONAL
                                        INDEX                    GROWTH                SMALL COMPANY
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (D)             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $51,342                 $(483,453)                 $72,729
 Net realized gain (loss) on
  security transactions                    39,444                    99,274                   14,771
 Net realized gain on
  distributions                         1,585,508                16,708,538                8,568,561
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (998,879)                 (801,199)              (5,906,861)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              677,415                15,523,160                2,749,200
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              5,918,100                23,329,710               20,403,005
 Net transfers                          2,105,893                16,231,067               (2,132,602)
 Surrenders for benefit
  payments and fees                      (817,764)               (3,211,617)              (2,016,720)
 Net annuity transactions                      --                      (843)                  11,708
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,206,229                36,348,317               16,265,391
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            7,883,644                51,871,477               19,014,591
NET ASSETS:
 Beginning of year                     20,582,129                54,476,133               36,710,761
                                    -------------            --------------            -------------
 End of year                          $28,465,773              $106,347,610              $55,725,352
                                    =============            ==============            =============

(d) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD                HARTFORD
                                INTERNATIONAL              MID CAP
                                OPPORTUNITIES               GROWTH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (A)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(486,729)                 $295
 Net realized gain (loss) on
  security transactions                922,300                     1
 Net realized gain on
  distributions                     31,451,114                 8,218
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,350,430                (8,820)
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        33,237,115                  (306)
                                --------------            ----------
UNIT TRANSACTIONS:
 Purchases                          33,829,046               164,466
 Net transfers                       8,197,656                34,354
 Surrenders for benefit
  payments and fees                 (6,480,599)                   --
 Net annuity transactions               41,328                    --
                                --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 35,587,431               198,820
                                --------------            ----------
 Net increase (decrease) in
  net assets                        68,824,546               198,514
NET ASSETS:
 Beginning of year                 110,044,716                    --
                                --------------            ----------
 End of year                      $178,869,262              $198,514
                                ==============            ==========

(a)  From inception September 20, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                  HARTFORD            MORTGAGE                HARTFORD               HARTFORD
                                MONEY MARKET         SECURITIES           SMALL CAP VALUE          SMALL COMPANY
                                  HLS FUND            HLS FUND                HLS FUND               HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,388,602            $573,556                  $585                $(261,913)
 Net realized gain (loss) on
  security transactions                    --               1,300                (1,208)                   4,071
 Net realized gain on
  distributions                            --                  --                 4,846                5,525,626
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --            (346,826)               (3,198)              (3,507,282)
                               --------------       -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,388,602             228,030                 1,025                1,760,502
                               --------------       -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                         83,617,432           2,071,448                37,008               25,107,369
 Net transfers                      9,331,833           2,149,436                67,315               16,294,876
 Surrenders for benefit
  payments and fees               (22,369,369)           (958,322)                   --                 (795,572)
 Net annuity transactions                 566              (4,585)                   --                   (6,761)
                               --------------       -------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                70,580,462           3,257,977               104,323               40,599,912
                               --------------       -------------            ----------            -------------
 Net increase (decrease) in
  net assets                       73,969,064           3,486,007               105,348               42,360,414
NET ASSETS:
 Beginning of year                 73,139,694          10,865,520                    --                6,780,325
                               --------------       -------------            ----------            -------------
 End of year                     $147,108,758         $14,351,527              $105,348              $49,140,739
                               ==============       =============            ==========            =============

                                                                                    HARTFORD
                                      HARTFORD            HARTFORD              U.S. GOVERNMENT
                                   SMALLCAP GROWTH          STOCK                  SECURITIES
                                      HLS FUND            HLS FUND                  HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(610,253)          $(312,558)               $5,256,903
 Net realized gain (loss) on
  security transactions                    (9,283)            153,329                     7,810
 Net realized gain on
  distributions                         3,351,975           8,440,213                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,220,349)         (6,351,332)                1,498,031
                                    -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,487,910)          1,929,652                 6,762,744
                                    -------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              6,115,619           8,494,754                73,032,582
 Net transfers                         (3,825,133)          2,648,544                69,616,683
 Surrenders for benefit
  payments and fees                    (2,151,308)         (4,277,565)              (12,642,282)
 Net annuity transactions                  (2,851)                 --                   150,873
                                    -------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       136,327           6,865,733               130,157,856
                                    -------------       -------------            --------------
 Net increase (decrease) in
  net assets                           (1,351,583)          8,795,385               136,920,600
NET ASSETS:
 Beginning of year                     44,699,396          49,928,926               167,601,426
                                    -------------       -------------            --------------
 End of year                          $43,347,813         $58,724,311              $304,522,026
                                    =============       =============            ==============

(a)  From inception September 20, 2007 to December 31, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD              VALUE
                                    VALUE           OPPORTUNITIES
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $195,457            $(217,420)
 Net realized gain (loss) on
  security transactions                38,567                9,648
 Net realized gain on
  distributions                     2,450,487           10,476,334
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,177,113)         (16,815,590)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,507,398           (6,547,028)
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                         31,328,476           23,582,783
 Net transfers                     12,728,916           (4,174,285)
 Surrenders for benefit
  payments and fees                (1,939,507)          (2,435,938)
 Net annuity transactions              14,359                   --
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                42,132,244           16,972,560
                                -------------       --------------
 Net increase (decrease) in
  net assets                       43,639,642           10,425,532
NET ASSETS:
 Beginning of year                 18,505,324           54,850,180
                                -------------       --------------
 End of year                      $62,144,966          $65,275,712
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                                  EQUITY            LORD ABBETT              LORD ABBETT              LORD ABBETT
                                  INCOME             ALL VALUE             AMERICA'S VALUE               BOND
                                 HLS FUND            PORTFOLIO                PORTFOLIO             DEBENTURE FUND
                                SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (E)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $368,179           $(273,543)                $637,571               $3,581,990
 Net realized gain (loss) on
  security transactions              (19,069)             49,082                   25,737                   41,612
 Net realized gain on
  distributions                    1,393,309           1,477,477                1,024,036                  239,107
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (205,041)            333,404               (1,590,107)              (1,490,530)
                               -------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,537,378           1,586,420                   97,237                2,372,179
                               -------------       -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                        10,640,243           7,352,574                6,260,517               16,627,932
 Net transfers                     4,270,993           3,596,592                7,053,334               17,009,173
 Surrenders for benefit
  payments and fees               (1,861,080)         (1,664,204)              (1,270,997)              (2,846,040)
 Net annuity transactions               (632)               (747)                  (1,168)                    (521)
                               -------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               13,049,524           9,284,215               12,041,686               30,790,544
                               -------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets                      14,586,902          10,870,635               12,138,923               33,162,723
NET ASSETS:
 Beginning of year                25,053,303          28,389,930               20,162,744               40,762,217
                               -------------       -------------            -------------            -------------
 End of year                     $39,640,205         $39,260,565              $32,301,667              $73,924,940
                               =============       =============            =============            =============

                                LORD ABBETT
                                 GROWTH AND               LORD ABBETT
                                   INCOME                  LARGE CAP                MFS CORE
                                 PORTFOLIO                 CORE FUND              EQUITY SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT (F)          SUB-ACCOUNT (G)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $217,345                 $(97,301)               $(138,455)
 Net realized gain (loss) on
  security transactions                17,633                   42,186                  303,441
 Net realized gain on
  distributions                    21,125,654                  546,791                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (19,355,986)                 644,438                  674,262
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,004,646                1,136,114                  839,248
                               --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                        106,967,995                3,558,768                    4,795
 Net transfers                     52,647,445                  860,094                 (103,156)
 Surrenders for benefit
  payments and fees               (11,120,786)                (752,679)              (1,034,759)
 Net annuity transactions              70,819                       --                      (40)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               148,565,473                3,666,183               (1,133,160)
                               --------------            -------------            -------------
 Net increase (decrease) in
  net assets                      150,570,119                4,802,297                 (293,912)
NET ASSETS:
 Beginning of year                161,600,726               11,070,605                9,383,686
                               --------------            -------------            -------------
 End of year                     $312,170,845              $15,872,902               $9,089,774
                               ==============            =============            =============

(e) Formerly Lord Abbett Bond-Debenture Portfolio. Change effective August 15, 2007.

(f) Formerly Lord Abbett Large-Cap Core Portfolio. Change effective August 15, 2007.

(g)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              MFS INVESTORS
                                     MFS EMERGING                GROWTH
                                     GROWTH SERIES            STOCK SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(209,538)               $(131,020)
 Net realized gain (loss) on
  security transactions                  1,020,466                  477,811
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,120,487                  424,270
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,931,415                  771,061
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  48,147                   26,606
 Net transfers                            (564,840)                (645,510)
 Surrenders for benefit
  payments and fees                     (1,075,478)              (1,169,229)
 Net annuity transactions                      (41)                      --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,592,212)              (1,788,133)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                               339,203               (1,017,072)
NET ASSETS:
 Beginning of year                      11,113,501                8,777,292
                                     -------------            -------------
 End of year                           $11,452,704               $7,760,220
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS INVESTORS         MFS TOTAL           EQUITY AND           CORE PLUS
                                    TRUST SERIES        RETURN SERIES           INCOME            FIXED INCOME
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(258,945)          $1,655,301            $(42,753)          $2,538,960
 Net realized gain (loss) on
  security transactions                   821,581            3,493,875             400,308              289,044
 Net realized gain on
  distributions                           202,583            5,861,296             741,024                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,104,709           (5,397,380)           (671,358)           1,955,449
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,869,928            5,613,092             427,221            4,783,453
                                    -------------       --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                175,108            1,428,317             158,500              363,958
 Net transfers                           (743,601)            (342,698)           (512,724)           4,942,032
 Surrenders for benefit
  payments and fees                    (2,125,485)         (25,548,759)         (2,091,662)         (17,284,433)
 Net annuity transactions                      --               20,751                  --               38,784
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,693,978)         (24,442,389)         (2,445,886)         (11,939,659)
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets                             (824,050)         (18,829,297)         (2,018,665)          (7,156,206)
NET ASSETS:
 Beginning of year                     23,959,926          241,073,232          28,970,040          141,467,869
                                    -------------       --------------       -------------       --------------
 End of year                          $23,135,876         $222,243,935         $26,951,375         $134,311,663
                                    =============       ==============       =============       ==============

                                 EMERGING             EMERGING
                               MARKETS DEBT        MARKETS EQUITY        HIGH YIELD
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $648,734          $(1,101,678)         $1,804,533
 Net realized gain (loss) on
  security transactions              186,998            1,112,125            (683,659)
 Net realized gain on
  distributions                      372,113            8,960,596                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (686,548)          17,471,777            (574,433)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         521,297           26,442,820             546,441
                               -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                            32,696           22,053,356              90,007
 Net transfers                      (242,334)          16,206,657            (244,485)
 Surrenders for benefit
  payments and fees               (1,585,500)          (5,608,152)         (4,516,954)
 Net annuity transactions                 --                 (280)              4,405
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,795,138)          32,651,581          (4,667,027)
                               -------------       --------------       -------------
 Net increase (decrease) in
  net assets                      (1,273,841)          59,094,401          (4,120,586)
NET ASSETS:
 Beginning of year                12,699,803           60,856,533          27,379,011
                               -------------       --------------       -------------
 End of year                     $11,425,962         $119,950,934         $23,258,425
                               =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   MID CAP            U.S. MID CAP
                                    GROWTH                VALUE
                                 SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(337,594)          $(1,202,495)
 Net realized gain (loss) on
  security transactions                 47,171             1,484,900
 Net realized gain on
  distributions                        974,491            10,885,592
 Net unrealized appreciation
  (depreciation) of
  investments during the year        3,052,493            (5,355,129)
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,736,561             5,812,868
                                --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           6,348,429             9,678,609
 Net transfers                      10,620,063               740,064
 Surrenders for benefit
  payments and fees                   (826,548)          (11,438,760)
 Net annuity transactions                   --                22,029
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 16,141,944              (998,058)
                                --------------       ---------------
 Net increase (decrease) in
  net assets                        19,878,505             4,814,810
NET ASSETS:
 Beginning of year                  15,047,178            97,760,453
                                --------------       ---------------
 End of year                       $34,925,683          $102,575,263
                                ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FOCUS               BALANCED             CAPITAL           DEVELOPING
                                   GROWTH               GROWTH           OPPORTUNITIES          GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,285,265)            $586,045           $(446,220)          $(544,788)
 Net realized gain (loss) on
  security transactions             7,982,940            2,470,522             893,251           4,593,289
 Net realized gain on
  distributions                            --            5,422,819                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      23,301,711           (6,804,344)          3,939,088           4,745,186
                               --------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       28,999,386            1,675,042           4,386,119           8,793,687
                               --------------       --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            313,293              194,455              49,827              65,847
 Net transfers                     (7,619,876)          (1,446,999)         (2,153,506)            367,599
 Surrenders for benefit
  payments and fees               (31,421,198)         (13,042,621)         (4,570,654)         (9,880,818)
 Net annuity transactions             (71,585)             (47,890)              3,013             (12,765)
                               --------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (38,799,366)         (14,343,055)         (6,671,320)         (9,460,137)
                               --------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets                       (9,799,980)         (12,668,013)         (2,285,201)           (666,450)
NET ASSETS:
 Beginning of year                157,594,379           74,186,253          29,017,898          46,355,450
                               --------------       --------------       -------------       -------------
 End of year                     $147,794,399          $61,518,240         $26,732,697         $45,689,000
                               ==============       ==============       =============       =============

                                 FLEXIBLE             DIVIDEND
                                  INCOME               GROWTH           GLOBAL EQUITY
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $2,029,152            $(865,923)           $(530,677)
 Net realized gain (loss) on
  security transactions           (1,737,850)          11,151,188            3,017,282
 Net realized gain on
  distributions                           --                   --            8,327,043
 Net unrealized appreciation
  (depreciation) of
  investments during the year        678,790           (3,853,602)          (2,465,555)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         970,092            6,431,663            8,348,093
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            99,506              326,174              255,192
 Net transfers                       919,267           (9,688,643)          (1,393,013)
 Surrenders for benefit
  payments and fees               (7,264,172)         (43,958,916)         (12,998,754)
 Net annuity transactions            (29,424)            (120,937)             (20,981)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (6,274,823)         (53,442,322)         (14,157,556)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (5,304,731)         (47,010,659)          (5,809,463)
NET ASSETS:
 Beginning of year                48,878,972          227,594,480           62,178,070
                               -------------       --------------       --------------
 End of year                     $43,574,241         $180,583,821          $56,368,607
                               =============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   GROWTH            MONEY MARKET
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(821,199)          $3,253,659
 Net realized gain (loss) on
  security transactions             2,894,281                   --
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       6,299,230                   --
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,372,312            3,253,659
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            306,737              988,602
 Net transfers                     (3,260,114)          47,566,571
 Surrenders for benefit
  payments and fees                (6,756,470)         (50,887,032)
 Net annuity transactions            (150,066)             (23,752)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (9,859,913)          (2,355,611)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (1,487,601)             898,048
NET ASSETS:
 Beginning of year                 47,248,481          113,300,281
                                -------------       --------------
 End of year                      $45,760,880         $114,198,329
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        EQUALLY WEIGHTED           SMALL COMPANY
                                 UTILITIES                  S&P 500                   GROWTH              GLOBAL FRANCHISE
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $136,617                 $(720,612)               $(365,601)               $(830,587)
 Net realized gain (loss) on
  security transactions             6,822,838                 9,594,950                  163,481                  (47,276)
 Net realized gain on
  distributions                            --                15,950,131                1,519,618                3,690,300
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,706,989               (24,144,725)              (1,152,745)                  (3,820)
                               --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       10,666,444                   679,744                  164,753                2,808,617
                               --------------            --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            132,437                 1,165,019                  210,196                  989,297
 Net transfers                       (815,045)               (7,109,784)                (805,906)               2,213,385
 Surrenders for benefit
  payments and fees               (12,787,485)              (28,488,021)              (1,016,855)              (3,605,611)
 Net annuity transactions             (32,419)                  (27,635)                      --                       --
                               --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,502,512)              (34,460,421)              (1,612,565)                (402,929)
                               --------------            --------------            -------------            -------------
 Net increase (decrease) in
  net assets                       (2,836,068)              (33,780,677)              (1,447,812)               2,405,688
NET ASSETS:
 Beginning of year                 63,905,877               191,072,093               18,163,667               36,828,439
                               --------------            --------------            -------------            -------------
 End of year                      $61,069,809              $157,291,416              $16,715,855              $39,234,127
                               ==============            ==============            =============            =============

                                                             OPPENHEIMER               OPPENHEIMER
                                    OPPENHEIMER                CAPITAL                    GLOBAL
                                    MIDCAP FUND           APPRECIATION FUND          SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(76,543)              $(1,390,513)              $(1,812,454)
 Net realized gain (loss) on
  security transactions                   10,956                   205,374                   (60,918)
 Net realized gain on
  distributions                               --                        --                11,343,947
 Net unrealized appreciation
  (depreciation) of
  investments during the year            192,667                10,204,389                (1,460,165)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             127,080                 9,019,250                 8,010,410
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             2,061,108                33,347,141               129,136,509
 Net transfers                           306,412                12,160,795                59,100,616
 Surrenders for benefit
  payments and fees                     (135,285)               (4,125,656)              (12,897,906)
 Net annuity transactions                     --                    31,760                    77,351
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,232,235                41,414,040               175,416,570
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                           2,359,315                50,433,290               183,426,980
NET ASSETS:
 Beginning of year                     3,514,142                62,316,034               194,418,596
                                    ------------            --------------            --------------
 End of year                          $5,873,457              $112,749,324              $377,845,576
                                    ============            ==============            ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               OPPENHEIMER
                                      OPPENHEIMER              MAIN STREET
                                   MAIN STREET FUND           SMALL CAP FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(165,546)              $(2,417,012)
 Net realized gain (loss) on
  security transactions                     12,645                    71,232
 Net realized gain on
  distributions                                 --                 4,894,006
 Net unrealized appreciation
  (depreciation) of
  investments during the year              367,253               (10,502,637)
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               214,352                (7,954,411)
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              10,095,644                52,290,598
 Net transfers                          (1,832,215)               18,006,291
 Surrenders for benefit
  payments and fees                       (779,698)               (7,136,314)
 Net annuity transactions                       --                    66,655
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,483,731                63,227,230
                                     -------------            --------------
 Net increase (decrease) in
  net assets                             7,698,083                55,272,819
NET ASSETS:
 Beginning of year                      12,220,210               124,692,399
                                     -------------            --------------
 End of year                           $19,918,293              $179,965,218
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                PUTNAM VT
                                  PUTNAM              PUTNAM              PUTNAM              INTERNATIONAL
                                DIVERSIFIED        GLOBAL ASSET         GROWTH AND              GROWTH AND
                                  INCOME            ALLOCATION            INCOME               INCOME FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,158,057           $(166,391)           $(40,268)                $(137)
 Net realized gain (loss) on
  security transactions              (35,975)             43,595               6,978                    10
 Net realized gain on
  distributions                           --                  --           1,327,718                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        173,915             153,853          (2,272,771)               (1,457)
                               -------------       -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,295,997              31,057            (978,343)               (1,584)
                               -------------       -------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                        27,283,901           7,083,865           4,006,611               122,671
 Net transfers                    12,227,423             817,408             546,597               117,165
 Surrenders for benefit
  payments and fees               (1,813,264)           (765,533)           (404,301)                 (166)
 Net annuity transactions                 --                  --                  --                    --
                               -------------       -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               37,698,060           7,135,740           4,148,907               239,670
                               -------------       -------------       -------------            ----------
 Net increase (decrease) in
  net assets                      38,994,057           7,166,797           3,170,564               238,086
NET ASSETS:
 Beginning of year                30,238,621          11,009,814           8,107,707                    --
                               -------------       -------------       -------------            ----------
 End of year                     $69,232,678         $18,176,611         $11,278,271              $238,086
                               =============       =============       =============            ==========


                                   PUTNAM
                               INTERNATIONAL           PUTNAM              PUTNAM
                                   EQUITY             INVESTORS           NEW VALUE
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,505,679           $(248,770)          $(104,216)
 Net realized gain (loss) on
  security transactions               185,017             (45,353)            (23,313)
 Net realized gain on
  distributions                    17,938,165                  --           1,894,932
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (10,957,248)         (1,825,616)         (3,804,389)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,671,613          (2,119,739)         (2,036,986)
                               --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         44,022,379          28,832,745           6,632,171
 Net transfers                      7,424,966          12,880,038           6,373,892
 Surrenders for benefit
  payments and fees                (7,252,279)           (624,921)           (946,900)
 Net annuity transactions              53,751              15,887                  --
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                44,248,817          41,103,749          12,059,163
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets                       52,920,430          38,984,010          10,022,177
NET ASSETS:
 Beginning of year                127,346,936           7,862,224          17,512,572
                               --------------       -------------       -------------
 End of year                     $180,267,366         $46,846,234         $27,534,749
                               ==============       =============       =============

(a)  From inception September 20, 2007 to December 31, 2007.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                  PUTNAM
                                         PUTNAM              THE GEORGE PUTNAM
                                    SMALL CAP VALUE           FUND OF BOSTON
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,413,409)                $182,196
 Net realized gain (loss) on
  security transactions                    (247,342)                  18,166
 Net realized gain on
  distributions                          13,652,542                1,925,298
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (32,970,803)              (2,549,729)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (20,979,012)                (424,069)
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               32,371,033               13,463,532
 Net transfers                            9,899,803               (1,451,099)
 Surrenders for benefit
  payments and fees                      (5,733,294)              (1,034,312)
 Net annuity transactions                    41,292                     (754)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      36,578,834               10,977,367
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             15,599,822               10,553,298
NET ASSETS:
 Beginning of year                      107,931,531               18,091,271
                                     --------------            -------------
 End of year                           $123,531,353              $28,644,569
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PUTNAM                  PUTNAM                                GROWTH AND
                                       VISTA                  VOYAGER           ENTERPRISE             INCOME
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(37,356)               $(50,949)          $(165,443)           $(874,468)
 Net realized gain (loss) on
  security transactions                   10,134                  14,048            (492,896)           4,259,783
 Net realized gain on
  distributions                               --                      --                  --            8,232,350
 Net unrealized appreciation
  (depreciation) of
  investments during the year             64,486                 137,901           1,984,536          (10,601,498)
                                    ------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              37,264                 101,000           1,326,197            1,016,167
                                    ------------            ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               473,759                 670,936               5,973           31,498,235
 Net transfers                           516,849                (170,595)           (702,088)          16,213,247
 Surrenders for benefit
  payments and fees                     (133,075)               (133,537)         (2,061,858)         (20,458,019)
 Net annuity transactions                     --                      --                (813)             (24,166)
                                    ------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      857,533                 366,804          (2,758,786)          27,229,297
                                    ------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets                             894,797                 467,804          (1,432,589)          28,245,464
NET ASSETS:
 Beginning of year                     2,306,461               2,550,270          13,179,860          212,466,381
                                    ------------            ------------       -------------       --------------
 End of year                          $3,201,258              $3,018,074         $11,747,271         $240,711,845
                                    ============            ============       =============       ==============

                                                                                  AGGRESSIVE
                                  COMSTOCK             STRATEGIC GROWTH        GROWTH PORTFOLIO
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(736,824)               $(90,202)               $(28,096)
 Net realized gain (loss) on
  security transactions             1,125,719                 157,109                  22,500
 Net realized gain on
  distributions                     5,861,801                      --                  91,242
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (18,764,730)                519,771                 110,027
                               --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (12,514,034)                586,678                 195,673
                               --------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                         29,616,194                   7,938                      --
 Net transfers                     17,720,823                (271,585)               (137,526)
 Surrenders for benefit
  payments and fees               (17,153,826)               (339,038)                (83,850)
 Net annuity transactions              24,942                      --                      --
                               --------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                30,208,133                (602,685)               (221,376)
                               --------------            ------------            ------------
 Net increase (decrease) in
  net assets                       17,694,099                 (16,007)                (25,703)
NET ASSETS:
 Beginning of year                255,514,407               4,387,635               1,382,309
                               --------------            ------------            ------------
 End of year                     $273,208,506              $4,371,628              $1,356,606
                               ==============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                   WELLS FARGO
                                                   ADVANTAGE VT
                                GOVERNMENT            ASSET
                                 PORTFOLIO       ALLOCATION FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $758,953            $1,731
 Net realized gain (loss) on
  security transactions             (22,851)            3,065
 Net realized gain on
  distributions                          --            10,091
 Net unrealized appreciation
  (depreciation) of
  investments during the year       800,839            18,474
                                -----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                      1,536,941            33,361
                                -----------          --------
UNIT TRANSACTIONS:
 Purchases                          332,865            38,600
 Net transfers                    7,495,365            (1,985)
 Surrenders for benefit
  payments and fees              (2,045,810)          (20,869)
 Net annuity transactions                --                --
                                -----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               5,782,420            15,746
                                -----------          --------
 Net increase (decrease) in
  net assets                      7,319,361            49,107
NET ASSETS:
 Beginning of year               28,290,854           603,796
                                -----------          --------
 End of year                    $35,610,215          $652,903
                                ===========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO       WELLS FARGO        WELLS FARGO        WELLS FARGO
                                 ADVANTAGE VT       ADVANTAGE VT       ADVANTAGE VT      ADVANTAGE VT
                                 TOTAL RETURN          EQUITY         C&B LARGE CAP      LARGE COMPANY
                                   BOND FUND        INCOME FUND         VALUE FUND         CORE FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $23,050           $(2,478)            $(5,459)           $(654)
 Net realized gain (loss) on
  security transactions               (1,929)            1,483               1,869              (71)
 Net realized gain on
  distributions                           --            27,305                  --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,339           (22,529)            (43,531)          (2,738)
                                   ---------          --------          ----------          -------
 Net increase (decrease) in
  net assets resulting from
  operations                          32,460             3,781             (47,121)          (3,463)
                                   ---------          --------          ----------          -------
UNIT TRANSACTIONS:
 Purchases                           110,195                --             468,761               --
 Net transfers                      (258,316)           (9,756)            276,348           45,115
 Surrenders for benefit
  payments and fees                  (26,231)          (17,173)            (62,462)          (1,415)
 Net annuity transactions                 --                --                  --               --
                                   ---------          --------          ----------          -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (174,352)          (26,929)            682,647           43,700
                                   ---------          --------          ----------          -------
 Net increase (decrease) in
  net assets                        (141,892)          (23,148)            635,526           40,237
NET ASSETS:
 Beginning of year                   917,653           417,507             954,720            5,929
                                   ---------          --------          ----------          -------
 End of year                        $775,761          $394,359          $1,590,246          $46,166
                                   =========          ========          ==========          =======

                                 WELLS FARGO        WELLS FARGO          WELLS FARGO
                                 ADVANTAGE VT       ADVANTAGE VT        ADVANTAGE VT
                                INTERNATIONAL      LARGE COMPANY            MONEY
                                  CORE FUND         GROWTH FUND          MARKET FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(3,854)           $(82,617)             $31,591
 Net realized gain (loss) on
  security transactions                 904              48,933                   --
 Net realized gain on
  distributions                      13,986                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         8,094             312,515                   --
                                   --------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         19,130             278,831               31,591
                                   --------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                           29,565             812,023             (117,059)
 Net transfers                       14,801             283,622             (854,494)
 Surrenders for benefit
  payments and fees                  (8,145)           (229,719)             (34,003)
 Net annuity transactions                --                  --                   --
                                   --------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  36,221             865,926           (1,005,556)
                                   --------          ----------          -----------
 Net increase (decrease) in
  net assets                         55,351           1,144,757             (973,965)
NET ASSETS:
 Beginning of year                  181,532           3,952,497            1,843,426
                                   --------          ----------          -----------
 End of year                       $236,883          $5,097,254             $869,461
                                   ========          ==========          ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO                                  WELLS FARGO
                                     ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT          WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT         SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND          VALUE FUND         OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49,394)              $(3,753)              $(3,829)              $(3,038)
 Net realized gain (loss) on
  security transactions                    21,791                 1,505                    78                   659
 Net realized gain on
  distributions                           460,646                    --                41,592                67,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (122,667)               42,028               (45,653)              (75,394)
                                     ------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              310,376                39,780                (7,812)              (10,458)
                                     ------------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                705,014                35,000                17,915               399,896
 Net transfers                              1,627                77,518                40,960               301,743
 Surrenders for benefit
  payments and fees                      (145,832)               (3,199)               (3,061)               (7,875)
 Net annuity transactions                      --                    --                    --                    --
                                     ------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       560,809               109,319                55,814               693,764
                                     ------------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                              871,185               149,099                48,002               683,306
NET ASSETS:
 Beginning of year                      2,399,900               162,262               204,820               114,463
                                     ------------            ----------            ----------            ----------
 End of year                           $3,271,085              $311,361              $252,822              $797,769
                                     ============            ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS Global Research Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. International Growth Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Contrafund, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Mid Cap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford Small Cap Value HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, American Funds Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, Lord Abbett All Value Portfolio, Lord Abbett America's Value Portfolio, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Portfolio, Lord Abbett Large Cap Core Fund, MFS Core Equity Series, MFS Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, MFS Value Series, Van Kampen -- UIF Equity and Income Portfolio, Van Kampen -- UIF Core Plus Fixed Income Portfolio, Van Kampen -- UIF Emerging Markets Debt Portfolio, Van Kampen -- UIF Emerging Markets Equity Portfolio, Van Kampen -- UIF High Yield Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Balanced Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley --Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, Morgan Stanley -- Global Equity Portfolio, Morgan Stanley -- Capital Growth Portfolio, Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Morgan Stanley --Equally Weighted S&P 500 Portfolio, Van Kampen -- UIF Small Company Growth Portfolio, Van Kampen -- UIF Global Franchise Portfolio, Oppenheimer Midcap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam VT Diversified Income, Putnam VT Global Asset Allocation, Putnam VT Growth and Income, Putnam VT International Growth and Income, Putnam VT International Equity, Putnam VT Investors, Putnam VT New Value, Putnam VT Small Cap Value, Putnam VT The George Putnam Fund of Boston, Putnam VT Vista, Putnam VT Voyager, Van Kampen LIT Enterprise Portfolio, Van Kampen LIT Growth and Income Portfolio, Van Kampen LIT Comstock Portfolio, Van Kampen LIT Capital Growth Portfolio, Van Kampen LIT Mid Cap Growth Portfolio, Van Kampen LIT Government Portfolio, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund,

-------------------------------------------------------------------------------

    Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level
       3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                                $41,657,607       $15,074,714
AllianceBernstein VPS Global Research Growth
 Portfolio                                           3,489,393         3,764,913
AllianceBernstein VPS International Value
 Portfolio                                         106,948,064        56,717,742
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                          15,146,738        13,414,958
AllianceBernstein VPS Value Portfolio               46,338,459        12,515,150
AllianceBernstein VPS International Growth
 Portfolio                                          20,578,889         3,277,086
AIM V.I. International Growth Fund                     220,425             1,719
American Funds Global Growth Fund                   18,179,750        24,517,516
American Funds Growth Fund                          82,295,576       104,652,011
American Funds Growth-Income Fund                   53,699,770       100,842,421
American Funds International Fund                   39,403,609        42,151,070
American Funds Global Small Capitalization
 Fund                                               11,906,084        15,524,918
Fidelity VIP Equity-Income                          33,891,243        14,292,650
Fidelity VIP Growth                                 15,269,705        18,964,575
Fidelity VIP Contrafund                            130,016,882        51,433,791
Fidelity VIP Mid Cap                                46,288,625        23,287,517

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Value Strategies                       $5,743,885        $5,191,647
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                           2,208,216           801,328
Franklin Income Securities Fund                      1,652,779            10,941
Franklin Small-Mid Cap Growth Securities
 Fund                                                9,464,110        15,440,244
Franklin Small Cap Value Securities Fund               124,089             1,053
Franklin Strategic Income Securities Fund           34,690,086        37,902,756
Franklin Mutual Shares Securities Fund              19,400,938        41,618,083
Templeton Developing Markets Securities Fund        10,973,703        11,107,227
Templeton Growth Securities Fund                     7,430,851        12,649,249
Mutual Discovery Securities Fund                        48,881             2,382
Templeton Global Income Securities Fund                466,736            16,199
Hartford Advisers HLS Fund                           9,228,248         8,940,948
Hartford LargeCap Growth HLS Fund                    2,235,478           460,968
Hartford Total Return Bond HLS Fund                178,717,989       134,178,235
Hartford Capital Appreciation HLS Fund              11,076,483           545,101
Hartford Dividend and Growth HLS Fund              131,159,764        51,431,396
Hartford Fundamental Growth HLS Fund                 9,884,595         5,047,433
Hartford Global Advisers HLS Fund                   10,459,873         5,325,110
Hartford Global Equity HLS Fund                        565,944           205,401
Hartford Global Growth HLS Fund                     10,130,081        11,293,271
Hartford Disciplined Equity HLS Fund                71,228,525        82,338,990
Hartford Growth HLS Fund                            12,218,548         9,680,343
Hartford Growth Opportunities HLS Fund              57,068,570        30,212,369
Hartford High Yield HLS Fund                        16,368,498        12,611,476
Hartford Index HLS Fund                             10,020,584        13,682,717
Hartford International Growth HLS Fund              26,748,818        23,152,234
Hartford International Small Company HLS
 Fund                                                9,708,136        13,770,088
Hartford International Opportunities HLS
 Fund                                               57,816,450        36,869,320
Hartford Mid Cap Growth HLS Fund                     8,844,235         4,643,249
Hartford Money Market HLS Fund                     391,084,449       129,031,224
Hartford Small Cap Value HLS Fund                    4,899,106         1,945,462
Hartford Small Company HLS Fund                     34,839,139        10,984,659
Hartford SmallCap Growth HLS Fund                    9,206,204         9,984,167
Hartford Stock HLS Fund                              7,807,028        10,856,102
Hartford U.S. Government Securities HLS Fund       154,219,792       122,251,114
Hartford Value HLS Fund                             53,312,267         9,224,311
Hartford Value Opportunities HLS Fund                8,878,849        27,261,265
Hartford Equity Income HLS Fund                     13,001,415         8,887,709
American Funds Bond HLS Fund                         1,059,780            25,721
American Funds Global Growth HLS Fund                  174,136               521
American Funds Global Small Capitalization
 HLS Fund                                              214,977             4,131
American Funds Growth HLS Fund                         870,944             7,528
American Funds Growth-Income HLS Fund                  470,930            91,258
American Funds International HLS Fund                  668,863             2,349
Lord Abbett All Value Portfolio                      8,993,077         8,169,892
Lord Abbett America's Value Portfolio                6,329,380         5,200,896
Lord Abbett Bond Debenture Fund                     39,072,295        21,133,306
Lord Abbett Growth and Income Portfolio             54,695,008        31,764,892

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Lord Abbett Large Cap Core Fund                     $8,400,346        $3,580,427
MFS Core Equity Series                                 374,052         2,189,305
MFS Growth Series                                    1,614,709         2,984,428
MFS Investors Growth Stock Series                      797,902         2,016,437
MFS Investors Trust Series                           3,067,944         4,738,681
MFS Total Return Series                             33,025,857        51,033,619
MFS Value Series                                       389,820             3,683
Van Kampen -- UIF Equity and Income
 Portfolio                                           3,804,957         6,912,022
Van Kampen -- UIF Core Plus Fixed Income
 Portfolio                                          22,736,188        40,445,649
Van Kampen -- UIF Emerging Markets Debt
 Portfolio                                           3,591,286         4,502,287
Van Kampen -- UIF Emerging Markets Equity
 Portfolio                                          58,317,588        32,317,585
Van Kampen -- UIF High Yield Portfolio               4,174,155         7,330,484
Van Kampen -- UIF Mid Cap Growth Portfolio          28,630,718        10,315,289
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                          35,957,811        23,617,599
Morgan Stanley -- Focus Growth Portfolio             3,661,335        29,054,881
Morgan Stanley -- Balanced Portfolio                 8,994,507        14,554,521
Morgan Stanley -- Capital Opportunities
 Portfolio                                           2,734,928         6,644,093
Morgan Stanley -- Mid Cap Growth Portfolio           2,079,764         9,171,862
Morgan Stanley -- Flexible Income Portfolio          4,000,952        11,279,072
Morgan Stanley -- Dividend Growth Portfolio          3,355,309        34,369,009
Morgan Stanley -- Global Equity Portfolio            3,662,084        10,766,522
Morgan Stanley -- Capital Growth Portfolio           3,644,157         9,349,626
Morgan Stanley -- Money Market Portfolio           196,010,039       110,937,533
Morgan Stanley -- Global Infrastructure
 Portfolio                                           3,748,160        12,658,361
Morgan Stanley -- Equally Weighted S&P 500
 Portfolio                                          36,527,952        33,907,209
Van Kampen -- UIF Small Company Growth
 Portfolio                                           4,170,943         3,462,680
Van Kampen -- UIF Global Franchise
 Portfolio                                           6,944,383        11,946,989
Oppenheimer Midcap Fund                              1,332,309         1,271,597
Oppenheimer Capital Appreciation Fund               38,186,377        10,510,785
Oppenheimer Global Securities Fund                  78,173,685        30,781,250
Oppenheimer Main Street Fund                         5,898,199         4,965,064
Oppenheimer Main Street Small Cap Fund              37,923,803        22,258,539
Putnam VT Diversified Income                        27,594,258        18,918,650
Putnam VT Global Asset Allocation                    6,333,497         5,381,550
Putnam VT Growth and Income                          2,912,777         2,178,767
Putnam VT International Growth and Income            3,213,364         1,544,341
Putnam VT International Equity                      53,689,753        20,630,983
Putnam VT Investors                                 48,770,142         6,976,738
Putnam VT New Value                                 14,867,302         5,752,883
Putnam VT Small Cap Value                           44,404,562        28,759,229
Putnam VT The George Putnam Fund of Boston           8,535,081        11,653,088
Putnam VT Vista                                      1,113,056         1,785,429
Putnam VT Voyager                                      675,414           811,501
Van Kampen LIT Enterprise Portfolio                    397,574         2,391,317
Van Kampen LIT Growth and Income Portfolio          39,822,249        46,891,431
Van Kampen LIT Comstock Portfolio                   37,484,774        54,772,776
Van Kampen LIT Capital Growth Portfolio                542,157         1,209,874
Van Kampen LIT Mid Cap Growth Portfolio                842,092           737,057

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio                $13,029,570       $16,664,037
Wells Fargo Advantage VT Asset Allocation
 Fund                                                  178,109           130,305
Wells Fargo Advantage VT Total Return Bond
 Fund                                                1,350,489           389,894
Wells Fargo Advantage VT Equity Income Fund             68,136           103,246
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                  876,286           390,147
Wells Fargo Advantage VT Large Company Core
 Fund                                                      453             2,364
Wells Fargo Advantage VT International Core
 Fund                                                  161,854            13,261
Wells Fargo Advantage VT Large Company
 Growth Fund                                           399,027           637,956
Wells Fargo Advantage VT Money Market Fund           4,878,989           374,553
Wells Fargo Advantage VT Small Cap Growth
 Fund                                                1,474,354           394,989
Wells Fargo Advantage VT Discovery Fund                108,397            55,892
Wells Fargo Advantage VT Small/Mid Cap Value
 Fund                                                   65,257           113,900
Wells Fargo Advantage VT Opportunity Fund              285,444            44,421
                                              ----------------  ----------------
                                                $3,140,820,187    $2,255,976,682
                                              ================  ================

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio          3,214,863      1,374,585      1,840,278
AllianceBernstein VPS Global
 Research Growth Portfolio            218,434        412,456       (194,022)
AllianceBernstein VPS
 International Value
 Portfolio                          7,783,099      4,747,450      3,035,649
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                          1,055,918      1,249,381       (193,463)
AllianceBernstein VPS Value
 Portfolio                          3,665,479      1,375,163      2,290,316
AllianceBernstein VPS
 International Growth
 Portfolio                          2,371,578        450,018      1,921,560
AIM V.I. International Growth
 Fund                                  30,073            273         29,800
American Funds Global Growth
 Fund                                 965,741      2,149,473     (1,183,732)
American Funds Growth Fund          3,745,153     10,590,049     (6,844,896)
American Funds Growth-Income
 Fund                               2,108,290      8,284,974     (6,176,684)
American Funds International
 Fund                               1,248,977      3,590,758     (2,341,781)
American Funds Global Small
 Capitalization Fund                  361,848      1,002,092       (640,244)
Fidelity VIP Equity-Income          3,021,188      1,465,556      1,555,632
Fidelity VIP Growth                 1,354,063      1,663,876       (309,813)
Fidelity VIP Contrafund             9,160,969      4,613,226      4,547,743
Fidelity VIP Mid Cap                2,021,541      1,964,811         56,730
Fidelity VIP Value Strategies         318,617        511,868       (193,251)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               268,962        101,787        167,175
Franklin Income Securities
 Fund                                 207,864          1,036        206,828
Franklin Small-Mid Cap Growth
 Securities Fund                      519,299      1,945,225     (1,425,926)
Franklin Small Cap Value
 Securities Fund                       15,358            177         15,181
Franklin Strategic Income
 Securities Fund                    1,890,837      2,525,606       (634,769)
Franklin Mutual Shares
 Securities Fund                      768,345      2,833,015     (2,064,670)
Templeton Developing Markets
 Securities Fund                      224,352        559,349       (334,997)
Templeton Growth Securities
 Fund                                 329,598        983,048       (653,450)
Mutual Discovery Securities
 Fund                                   5,305            248          5,057
Templeton Global Income
 Securities Fund                       48,758          1,604         47,154
Hartford Advisers HLS Fund          5,145,126      6,902,490     (1,757,364)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford LargeCap Growth HLS
 Fund                                 296,393         65,666        230,727
Hartford Total Return Bond HLS
 Fund                              71,769,399     71,638,725        130,674
Hartford Capital Appreciation
 HLS Fund                           1,483,602         24,002      1,459,600
Hartford Dividend and Growth
 HLS Fund                          56,543,253     29,481,781     27,061,472
Hartford Fundamental Growth
 HLS Fund                           7,744,594      4,720,119      3,024,475
Hartford Global Advisers HLS
 Fund                               6,405,069      3,681,932      2,723,137
Hartford Global Equity HLS
 Fund                                  70,829         22,189         48,640
Hartford Global Growth HLS
 Fund                               4,482,503      5,974,744     (1,492,241)
Hartford Disciplined Equity
 HLS Fund                          20,439,612     66,829,691    (46,390,079)
Hartford Growth HLS Fund            8,753,630      7,835,949        917,681
Hartford Growth Opportunities
 HLS Fund                          29,101,388     17,055,415     12,045,973
Hartford High Yield HLS Fund        9,234,084      9,235,777         (1,693)
Hartford Index HLS Fund             7,478,661     10,119,586     (2,640,925)
Hartford International Growth
 HLS Fund                          14,375,195     16,970,481     (2,595,286)
Hartford International Small
 Company HLS Fund                   3,737,253      7,036,907     (3,299,654)
Hartford International
 Opportunities HLS Fund            27,893,536     22,539,236      5,354,300
Hartford Mid Cap Growth HLS
 Fund                               1,067,498        646,021        421,477
Hartford Money Market HLS Fund    283,705,535     95,119,390    188,586,145
Hartford Small Cap Value HLS
 Fund                                 630,354        257,877        372,477
Hartford Small Company HLS
 Fund                              19,433,253      6,634,553     12,798,700
Hartford SmallCap Growth HLS
 Fund                               7,335,638      8,180,636       (844,998)
Hartford Stock HLS Fund             5,160,960      9,060,736     (3,899,776)
Hartford U.S. Government
 Securities HLS Fund              112,815,969    101,272,923     11,543,046
Hartford Value HLS Fund            36,364,030      7,971,450     28,392,580
Hartford Value Opportunities
 HLS Fund                           6,165,615     21,120,681    (14,955,066)
Hartford Equity Income HLS
 Fund                               7,748,115      6,858,294        889,821
American Funds Bond HLS Fund          116,904          2,761        114,143
American Funds Global Growth
 HLS Fund                              21,145             --         21,145
American Funds Global Small
 Capitalization HLS Fund               31,805            698         31,107
American Funds Growth HLS Fund        121,658          1,306        120,352
American Funds Growth-Income
 HLS Fund                              60,058         12,236         47,822
American Funds International
 HLS Fund                              93,175            363         92,812
Lord Abbett All Value
 Portfolio                            808,929        748,297         60,632
Lord Abbett America's Value
 Portfolio                            451,036        506,248        (55,212)
Lord Abbett Bond Debenture
 Fund                               3,142,897      2,020,991      1,121,906
Lord Abbett Growth and Income
 Portfolio                          4,771,714      3,228,545      1,543,169
Lord Abbett Large Cap Core
 Fund                                 746,662        308,030        438,632
MFS Core Equity Series                 49,526        347,333       (297,807)
MFS Growth Series                     250,384        496,966       (246,582)
MFS Investors Growth Stock
 Series                                69,944        299,579       (229,635)
MFS Investors Trust Series            183,008        496,073       (313,065)
MFS Total Return Series             1,250,108      3,853,084     (2,602,976)
MFS Value Series                       48,713            536         48,177
Van Kampen -- UIF Equity and
 Income Portfolio                     197,667        497,377       (299,710)
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio             1,300,927      3,120,074     (1,819,147)
Van Kampen -- UIF Emerging
 Markets Debt Portfolio               116,278        258,351       (142,073)
Van Kampen -- UIF Emerging
 Markets Equity Portfolio           1,736,709      1,836,349        (99,640)
Van Kampen -- UIF High Yield
 Portfolio                            263,580        693,598       (430,018)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Van Kampen -- UIF Mid Cap
 Growth Portfolio                   1,605,164        845,612        759,552
Van Kampen -- UIF U.S. Mid Cap
 Value Portfolio                      812,833      1,613,648       (800,815)
Morgan Stanley -- Focus Growth
 Portfolio                            492,188      2,778,727     (2,286,539)
Morgan Stanley -- Balanced
 Portfolio                            326,730      1,230,784       (904,054)
Morgan Stanley -- Capital
 Opportunities Portfolio              578,429      1,190,725       (612,296)
Morgan Stanley -- Mid Cap
 Growth Portfolio                     187,773        766,942       (579,169)
Morgan Stanley -- Flexible
 Income Portfolio                     331,071      1,186,686       (855,615)
Morgan Stanley -- Dividend
 Growth Portfolio                     281,177      2,771,298     (2,490,121)
Morgan Stanley -- Global
 Equity Portfolio                      88,811      1,089,111     (1,000,300)
Morgan Stanley -- Capital
 Growth Portfolio                     595,224      1,169,968       (574,744)
Morgan Stanley -- Money Market
 Portfolio                         19,472,138     11,250,520      8,221,618
Morgan Stanley -- Global
 Infrastructure Portfolio             318,041        880,560       (562,519)
Morgan Stanley -- Equally
 Weighted S&P 500 Portfolio           506,518      2,504,975     (1,998,457)
Van Kampen -- UIF Small
 Company Growth Portfolio             247,909        295,922        (48,013)
Van Kampen -- UIF Global
 Franchise Portfolio                  281,547        734,493       (452,946)
Oppenheimer Midcap Fund               148,666        142,099          6,567
Oppenheimer Capital
 Appreciation Fund                  3,830,063      1,056,734      2,773,329
Oppenheimer Global Securities
 Fund                               4,478,584      2,797,860      1,680,724
Oppenheimer Main Street Fund          467,270        480,993        (13,723)
Oppenheimer Main Street Small
 Cap Fund                           2,731,461      2,184,221        547,240
Putnam VT Diversified Income        1,540,581      1,209,325        331,256
Putnam VT Global Asset
 Allocation                           272,602        242,692         29,910
Putnam VT Growth and Income            46,399         90,148        (43,749)
Putnam VT International Growth
 and Income                           345,156        197,680        147,476
Putnam VT International Equity      1,930,318      1,342,405        587,913
Putnam VT Investors                 6,115,015        999,627      5,115,388
Putnam VT New Value                   520,801        389,328        131,473
Putnam VT Small Cap Value             861,849      1,533,257       (671,408)
Putnam VT The George Putnam
 Fund of Boston                       433,183        983,257       (550,074)
Putnam VT Vista                       128,358        217,080        (88,722)
Putnam VT Voyager                      70,066         50,983         19,083
Van Kampen LIT Enterprise
 Portfolio                             58,426        377,754       (319,328)
Van Kampen LIT Growth and
 Income Portfolio                   1,996,220      3,409,750     (1,413,530)
Van Kampen LIT Comstock
 Portfolio                          1,431,126      3,879,579     (2,448,453)
Van Kampen LIT Capital Growth
 Portfolio                             42,095         92,536        (50,441)
Van Kampen LIT Mid Cap Growth
 Portfolio                             41,707         62,883        (21,176)
Van Kampen LIT Government
 Portfolio                          1,100,702      1,524,446       (423,744)
Wells Fargo Advantage VT Asset
 Allocation Fund                       94,814        104,777         (9,963)
Wells Fargo Advantage VT Total
 Return Bond Fund                   1,090,191        322,808        767,383
Wells Fargo Advantage VT
 Equity Income Fund                    17,837         92,791        (74,954)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                 741,009        363,364        377,645
Wells Fargo Advantage VT Large
 Company Core Fund                         --          1,770         (1,770)
Wells Fargo Advantage VT
 International Core Fund               72,710          6,658         66,052
Wells Fargo Advantage VT Large
 Company Growth Fund                  386,158        657,283       (271,125)
Wells Fargo Advantage VT Money
 Market Fund                        4,610,596        303,066      4,307,530
Wells Fargo Advantage VT Small
 Cap Growth Fund                      480,227        298,047        182,180
Wells Fargo Advantage VT
 Discovery Fund                         7,941          4,322          3,619
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund               3,521          8,670         (5,149)
Wells Fargo Advantage VT
 Opportunity Fund                       9,194          3,361          5,833

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED        REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP Balanced
 Wealth Strategy Portfolio           5,335,943       791,536      4,544,407
AllianceBernstein VP Global
 Research Growth Portfolio             364,637        77,465        287,172
AllianceBernstein VP
 International Value Portfolio       9,309,595     1,612,260      7,697,335
AllianceBernstein VP Small/Mid
 Cap Value Portfolio                 2,095,201       620,315      1,474,886
AllianceBernstein VP Value
 Portfolio                           4,396,290       481,137      3,915,153
AllianceBernstein VPS
 International Growth
 Portfolio                             162,094         4,318        157,776
American Funds Global Growth
 Fund                                  831,436     1,246,585       (415,149)
American Funds Growth Fund           2,409,791     7,209,661     (4,799,870)
American Funds Growth-Income
 Fund                                1,562,304     5,694,680     (4,132,376)
American Funds International
 Fund                                1,493,379     2,502,388     (1,009,009)
American Funds Global Small
 Capitalization Fund                   518,154       909,231       (391,077)
Fidelity VIP Equity-Income           3,956,647       530,660      3,425,987
Fidelity VIP Growth                  2,999,156       771,428      2,227,728
Fidelity VIP Contrafund             20,992,863     1,067,359     19,925,504
Fidelity VIP Mid Cap                 3,866,723     1,089,356      2,777,367
Fidelity VIP Value Strategies        1,490,325       697,378        792,947
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 31,721        20,989         10,732
Franklin Small-Mid Cap Growth
 Securities Fund                       422,457     1,320,777       (898,320)
Franklin Strategic Income
 Securities Fund                     1,860,744     1,198,060        662,684
Franklin Mutual Shares
 Securities Fund                       745,982     1,950,435     (1,204,453)
Templeton Developing Markets
 Securities Fund                       315,499       512,618       (197,119)
Templeton Growth Securities
 Fund                                  332,446       926,588       (594,142)
Hartford Advisers HLS Fund          11,131,900     3,613,577      7,518,323
Hartford LargeCap Growth HLS
 Fund                                    9,923            --          9,923
Hartford Total Return Bond HLS
 Fund                              130,239,621     8,327,349    121,912,272
Hartford Dividend and Growth
 HLS Fund                          120,091,672     7,281,832    112,809,840
Hartford Fundamental Growth HLS
 Fund                                3,436,306     1,876,798      1,559,508
Hartford Global Advisers HLS
 Fund                                4,087,617     1,142,775      2,944,842
Hartford Global Growth HLS Fund      6,907,601     1,177,162      5,730,439
Hartford Disciplined Equity HLS
 Fund                              104,221,028    17,320,714     86,900,314
Hartford Growth HLS Fund             7,808,693     4,045,236      3,763,457
Hartford Growth Opportunities
 HLS Fund                           42,463,679     5,532,433     36,931,246
Hartford High Yield HLS Fund        17,660,114     5,997,767     11,662,347
Hartford Index HLS Fund              7,566,535     3,849,676      3,716,859
Hartford International Growth
 HLS Fund                           24,815,133     4,933,606     19,881,527
Hartford International Small
 Company HLS Fund                   11,655,670     4,990,137      6,665,533
Hartford International
 Opportunities HLS Fund             31,174,457    11,769,132     19,405,325
Hartford Mid Cap Growth HLS
 Fund                                   20,272            --         20,272
Hartford Money Market HLS Fund     148,171,001    92,988,641     55,182,360
Hartford Mortgage Securities
 HLS Fund                            3,355,049     1,669,398      1,685,651
Hartford Small Cap Value HLS
 Fund                                   12,450           896         11,554
Hartford Small Company HLS Fund     21,128,179     1,211,611     19,916,568
Hartford SmallCap Growth HLS
 Fund                                6,568,769     6,826,037       (257,268)
Hartford Stock HLS Fund              9,643,324     6,454,568      3,188,756
Hartford U.S. Government
 Securities HLS Fund               122,698,637     6,546,815    116,151,822
Hartford Value HLS Fund             33,772,984     4,420,950     29,352,034

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED        REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford Value Opportunities
 HLS Fund                           19,161,588     9,336,376      9,825,212
Hartford Equity Income HLS Fund     13,676,819     4,941,508      8,735,311
Lord Abbett All Value Portfolio      1,069,148       324,663        744,485
Lord Abbett America's Value
 Portfolio                           1,214,213       221,809        992,404
Lord Abbett Bond Debenture Fund      3,534,719       748,956      2,785,763
Lord Abbett Growth and Income
 Portfolio                          13,104,245       864,582     12,239,663
Lord Abbett Large Cap Core Fund        453,266       159,380        293,886
MFS Core Equity Series                  84,502       234,848       (150,346)
MFS Emerging Growth Series             275,877       516,046       (240,169)
MFS Investors Growth Stock
 Series                                 82,261       316,153       (233,892)
MFS Investors Trust Series             180,038       446,637       (266,599)
MFS Total Return Series                839,282     2,569,876     (1,730,594)
Equity and Income                      121,966       284,412       (162,446)
Core Plus Fixed Income                 966,216     2,150,501     (1,184,285)
Emerging Markets Debt                   61,315       154,744        (93,429)
Emerging Markets Equity              2,587,014       934,754      1,652,260
High Yield                             285,229       713,109       (427,880)
Mid Cap Growth                       1,439,220       336,433      1,102,787
U.S. Mid Cap Value                   1,519,649     1,580,905        (61,256)
Focus Growth                           246,469     3,297,870     (3,051,401)
Balanced Growth                        172,092       990,735       (818,643)
Capital Opportunities                  163,148     1,056,821       (893,673)
Developing Growth                      284,950       851,329       (566,379)
Flexible Income                        343,896       863,939       (520,043)
Dividend Growth                        146,551     3,618,319     (3,471,768)
Global Equity                          130,495     1,156,532     (1,026,037)
Growth                                 262,243     1,239,013       (976,770)
Money Market                        11,994,788    12,324,983       (330,195)
Utilities                              272,792     1,125,947       (853,155)
Equally Weighted S&P 500               422,507     2,194,487     (1,771,980)
Small Company Growth                   157,554       274,671       (117,117)
Global Franchise                       400,592       420,351        (19,759)
Oppenheimer Midcap Fund                279,151        90,279        188,872
Oppenheimer Capital
 Appreciation Fund                   3,939,029       513,765      3,425,264
Oppenheimer Global Securities
 Fund                               13,191,731       572,859     12,618,872
Oppenheimer Main Street Fund         1,081,409       470,095        611,314
Oppenheimer Main Street Small
 Cap Fund                            5,782,781       848,388      4,934,393
Putnam Diversified Income            2,655,111       490,414      2,164,697
Putnam Global Asset Allocation         383,673       157,080        226,593
Putnam Growth and Income               182,013        72,898        109,115
Putnam VT International Growth
 and Income Fund                        24,460            46         24,414
Putnam International Equity          2,863,000       824,479      2,038,521
Putnam Investors                     4,424,946       203,271      4,221,675
Putnam New Value                       640,032        94,607        545,425
Putnam Small Cap Value               1,987,701       613,297      1,374,404
Putnam The George Putnam Fund
 of Boston                           1,309,942       513,605        796,337
Putnam Vista                           138,839        47,141         91,698
Putnam Voyager                          65,959        50,325         15,634

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED        REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Enterprise                              98,272       451,911       (353,639)
Growth and Income                    3,634,762     2,335,783      1,298,979
Comstock                             3,165,738     1,457,667      1,708,071
Strategic Growth                         8,587        51,666        (43,079)
Aggressive Growth Portfolio             15,321        32,434        (17,113)
Government Portfolio                 1,196,356       641,011        555,345
Wells Fargo Advantage VT Asset
 Allocation Fund                        33,873        23,102         10,771
Wells Fargo Advantage VT Total
 Return Bond Fund                      229,125       378,972       (149,847)
Wells Fargo Advantage VT Equity
 Income Fund                             5,072        23,938        (18,866)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                  576,475        65,708        510,767
Wells Fargo Advantage VT Large
 Company Core Fund                      38,351         1,273         37,078
Wells Fargo Advantage VT
 International Core Fund                28,640         5,949         22,691
Wells Fargo Advantage VT Large
 Company Growth Fund                 1,359,564       561,101        798,463
Wells Fargo Advantage VT Money
 Market Fund                         1,668,743     2,663,009       (994,266)
Wells Fargo Advantage VT Small
 Cap Growth Fund                       712,182       348,394        363,788
Wells Fargo Advantage VT
 Discovery Fund                          8,705         1,065          7,640
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund                4,133           235          3,898
Wells Fargo Advantage VT
 Opportunity Fund                       54,252           592         53,660

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2008  Lowest contract charges        713,356     $8.806247      $6,281,991
    Highest contract charges            2,540      8.249888          20,958
    Remaining contract charges     10,129,468            --      86,113,270
 2007  Lowest contract charges        635,042     12.638593       8,026,033
    Highest contract charges            9,006     12.043388         108,460
    Remaining contract charges      8,361,038            --     102,948,338
 2006  Lowest contract charges        183,981     12.097214       2,225,681
    Highest contract charges            8,787     11.725104         103,034
    Remaining contract charges      4,267,911            --      50,738,028
 2005  Lowest contract charges         16,112     10.714409         172,629
    Highest contract charges           10,304     10.562816         108,842
    Remaining contract charges      1,298,027            --      13,792,468
ALLIANCEBERNSTEIN VPS GLOBAL
 RESEARCH GROWTH PORTFOLIO
 2008  Lowest contract charges         19,364      7.307081         141,494
    Highest contract charges           10,197      6.878083          70,135
    Remaining contract charges        364,203            --       2,589,596
 2007  Lowest contract charges         15,787     15.251626         240,770
    Highest contract charges            8,255     14.595740         120,488
    Remaining contract charges        563,744            --       8,398,399
 2006  Lowest contract charges          4,331     13.699024          59,326
    Highest contract charges            2,039     13.327881          27,176
    Remaining contract charges        294,244            --       3,970,894
 2005  Lowest contract charges            612     12.029861           7,365
    Highest contract charges            1,096     11.898589          13,036
    Remaining contract charges         70,236            --         839,634
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges        743,542      7.244492       5,386,584
    Highest contract charges           11,581      4.650983          53,864
    Remaining contract charges     26,806,707            --     187,613,889
 2007  Lowest contract charges        601,948     15.623839       9,404,741
    Highest contract charges            7,888     10.203042          80,479
    Remaining contract charges     23,916,345            --     364,130,651
 2006  Lowest contract charges        230,910     14.909092       3,442,674
    Highest contract charges          539,371     14.464028       7,801,471
    Remaining contract charges     16,058,565            --     235,479,967
 2005  Lowest contract charges         41,025     11.117122         456,085
    Highest contract charges          219,921     10.964475       2,411,322
    Remaining contract charges      6,131,072            --      67,611,164

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2008  Lowest contract charges        0.75%             3.17%            (30.32)%
    Highest contract charges          2.48%             3.49%            (31.50)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             2.02%              4.48%
    Highest contract charges          2.45%             1.97%              2.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.42%             12.91%
    Highest contract charges          2.45%             0.77%             11.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.02%              9.88%
    Highest contract charges          2.39%               --               8.64%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS GLOBAL
 RESEARCH GROWTH PORTFOLIO
 2008  Lowest contract charges        0.75%             0.16%            (52.09)%
    Highest contract charges          2.40%             0.12%            (52.88)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.13%             11.33%
    Highest contract charges          2.38%             0.12%              9.51%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --              13.88%
    Highest contract charges          2.40%               --              12.01%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              20.30%
    Highest contract charges          2.37%               --              18.99%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges        0.75%             0.90%            (53.63)%
    Highest contract charges          2.45%             0.92%            (54.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.98%              4.79%
    Highest contract charges          1.83%               --              (1.66)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.78%             34.11%
    Highest contract charges          2.40%             1.23%             31.92%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.03%             19.17%
    Highest contract charges          2.34%             0.10%             17.87%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2008  Lowest contract charges        133,716     $7.736813      $1,034,533
    Highest contract charges            4,112      7.247982          29,803
    Remaining contract charges      2,979,703            --      22,292,345
 2007  Lowest contract charges        128,720     12.131787       1,561,609
    Highest contract charges            6,770     11.560375          78,266
    Remaining contract charges      3,175,504            --      37,552,583
 2006  Lowest contract charges         65,776     12.039175         791,919
    Highest contract charges            4,909     11.668764          57,286
    Remaining contract charges      1,765,422            --      20,895,950
 2005  Lowest contract charges         21,935     10.621426         232,986
    Highest contract charges           33,785     10.475556         353,920
    Remaining contract charges        635,776            --       6,700,087
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2008  Lowest contract charges         84,750      6.934511         587,702
    Highest contract charges              281      6.496340           1,827
    Remaining contract charges     14,545,085            --      97,643,598
 2007  Lowest contract charges        106,065     11.844777       1,256,320
    Highest contract charges              825     11.286935           9,309
    Remaining contract charges     12,232,910            --     141,389,755
 2006  Lowest contract charges         73,507     12.452476         915,343
    Highest contract charges              569     12.069459           6,867
    Remaining contract charges      8,350,571            --     102,254,285
 2005  Lowest contract charges         31,649     10.366270         328,087
    Highest contract charges          118,588     10.223888       1,212,432
    Remaining contract charges      3,225,622            --      33,174,021
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges         59,806      5.339751         319,351
    Highest contract charges           57,159      5.227997         298,825
    Remaining contract charges      1,962,371            --      10,360,007
 2007  Lowest contract charges          1,902     10.541737          20,048
    Highest contract charges           34,634     10.502108         363,727
    Remaining contract charges        121,240            --       1,274,761
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2008  Lowest contract charges         26,789      6.425832         172,143
    Highest contract charges            3,011      6.409804          19,298
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE PORTFOLIO
 2008  Lowest contract charges        0.75%             0.46%            (36.23)%
    Highest contract charges          2.46%             0.40%            (37.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.67%              0.77%
    Highest contract charges          2.43%             0.62%             (0.93)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.20%             13.35%
    Highest contract charges          2.43%               --              11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.20%             12.68%
    Highest contract charges          2.31%               --              11.45%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2008  Lowest contract charges        0.75%             2.36%            (41.46)%
    Highest contract charges          2.46%             2.59%            (42.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.23%             (4.88)%
    Highest contract charges          2.44%             1.08%             (6.48)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.75%             20.13%
    Highest contract charges          2.44%             1.15%             18.10%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.51%              7.53%
    Highest contract charges          2.34%             0.19%              6.35%
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges        0.74%               --             (49.35)%
    Highest contract charges          2.38%               --             (50.18)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.21%             0.42%              1.58%
    Highest contract charges          0.50%               --               1.40%
    Remaining contract charges          --                --                 --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2008  Lowest contract charges        0.82%             2.04%            (37.70)%
    Highest contract charges          1.06%             2.08%            (37.82)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2008  Lowest contract charges        171,644     $1.148788        $197,182
    Highest contract charges          109,455      7.159287         783,622
    Remaining contract charges      5,031,089            --      41,990,245
 2007  Lowest contract charges        187,323      1.889019         353,858
    Highest contract charges          146,939     11.926853       1,752,514
    Remaining contract charges      6,161,658            --      84,549,671
 2006  Lowest contract charges        188,640      1.666306         314,329
    Highest contract charges          144,231     10.658295       1,537,253
    Remaining contract charges      6,578,198            --      79,941,816
 2005  Lowest contract charges        199,235      1.401769         279,282
    Highest contract charges          129,547      9.083466       1,176,735
    Remaining contract charges      6,170,967            --      63,187,013
 2004  Lowest contract charges        168,147      1.244884         209,323
    Highest contract charges           82,862      8.172367         677,180
    Remaining contract charges      5,667,783            --      51,924,244
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges        660,479      0.855005         564,713
    Highest contract charges        1,225,900      5.680541       6,963,773
    Remaining contract charges     34,469,255            --     227,549,002
 2007  Lowest contract charges        965,039      1.546007       1,491,957
    Highest contract charges        1,469,026     10.406277      15,287,092
    Remaining contract charges     40,766,465            --     487,864,970
 2006  Lowest contract charges      1,219,565      1.394084       1,700,177
    Highest contract charges        1,527,069      9.506472      14,517,041
    Remaining contract charges     45,253,766            --     492,301,362
 2005  Lowest contract charges      1,745,083      1.281399       2,236,147
    Highest contract charges        1,369,233      8.852411      12,121,011
    Remaining contract charges     45,824,909            --     461,536,271
 2004  Lowest contract charges      1,184,708      1.117260       1,323,627
    Highest contract charges          961,708      7.819403       7,519,980
    Remaining contract charges     41,829,634            --     372,627,630

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2008  Lowest contract charges        1.30%             1.75%            (39.19)%
    Highest contract charges          2.61%             1.53%            (39.97)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.66%             13.37%
    Highest contract charges          2.59%             2.72%             11.90%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.94%             18.87%
    Highest contract charges          2.60%             0.88%             17.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.68%             12.60%
    Highest contract charges          2.58%             0.63%             11.15%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.47%             12.02%
    Highest contract charges          2.58%             0.48%             10.58%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges        1.31%             0.72%            (44.70)%
    Highest contract charges          2.61%             0.73%            (45.41)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.72%             10.90%
    Highest contract charges          2.59%             0.77%              9.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.70%              8.79%
    Highest contract charges          2.60%             0.84%              7.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.76%             14.69%
    Highest contract charges          2.59%             0.76%             13.21%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.24%             11.04%
    Highest contract charges          2.57%             0.32%              9.61%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2008  Lowest contract charges        922,518     $0.849750        $783,910
    Highest contract charges          614,958      8.391543       5,160,447
    Remaining contract charges     25,386,291            --     220,267,291
 2007  Lowest contract charges      1,088,077      1.385135       1,507,134
    Highest contract charges          702,060     13.858148       9,729,248
    Remaining contract charges     31,310,314            --     445,937,148
 2006  Lowest contract charges      1,326,224      1.335895       1,771,694
    Highest contract charges          713,707     13.540353       9,663,838
    Remaining contract charges     35,192,896            --     486,525,678
 2005  Lowest contract charges      1,737,353      1.174773       2,040,996
    Highest contract charges          679,018     12.063035       8,191,019
    Remaining contract charges     35,939,297            --     439,631,660
 2004  Lowest contract charges      1,227,457      1.124557       1,380,346
    Highest contract charges          427,197     11.698456       4,997,550
    Remaining contract charges     34,360,563            --     405,160,831
AMERICAN FUNDS INTERNATIONAL
 FUND
 2008  Lowest contract charges        366,509      1.208820         443,044
    Highest contract charges          484,957      7.122349       3,454,033
    Remaining contract charges     11,463,562            --      96,173,897
 2007  Lowest contract charges        526,477      2.116001       1,114,025
    Highest contract charges          621,226     12.631102       7,846,772
    Remaining contract charges     13,509,106            --     199,212,566
 2006  Lowest contract charges        634,879      1.786074       1,133,944
    Highest contract charges          632,674     10.801046       6,833,536
    Remaining contract charges     14,398,265            --     180,574,538
 2005  Lowest contract charges        799,484      1.520816       1,215,868
    Highest contract charges          576,023      9.317239       5,366,943
    Remaining contract charges     12,207,078            --     132,004,461
 2004  Lowest contract charges        355,702      1.268031         451,041
    Highest contract charges          354,898      7.870167       2,793,105
    Remaining contract charges      8,711,630            --      79,739,908

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2008  Lowest contract charges        1.30%             1.59%            (38.65)%
    Highest contract charges          2.61%             1.63%            (39.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.39%              3.69%
    Highest contract charges          2.59%             1.50%              2.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.46%             13.72%
    Highest contract charges          2.60%             1.61%             12.25%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.44%              4.47%
    Highest contract charges          2.59%             1.53%              3.12%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             1.12%              8.95%
    Highest contract charges          2.57%             1.66%              7.54%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 FUND
 2008  Lowest contract charges        1.30%             1.63%            (42.87)%
    Highest contract charges          2.61%             1.66%            (43.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.35%             18.47%
    Highest contract charges          2.59%             1.50%             16.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.52%             17.44%
    Highest contract charges          2.60%             1.71%             15.93%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.73%             19.94%
    Highest contract charges          2.58%             1.74%             18.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.66%             17.78%
    Highest contract charges          2.57%             2.60%             16.26%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges         67,854     $1.134516         $76,982
    Highest contract charges           88,923      7.816645         695,081
    Remaining contract charges      2,566,899            --      23,592,127
 2007  Lowest contract charges         91,052      2.472943         225,167
    Highest contract charges          106,025     17.261982       1,830,198
    Remaining contract charges      3,166,843            --      63,429,327
 2006  Lowest contract charges         85,253      2.063188         175,894
    Highest contract charges          121,995     14.590139       1,779,918
    Remaining contract charges      3,547,749            --      59,739,545
 2005  Lowest contract charges         38,207      1.684898          64,375
    Highest contract charges          111,899     12.070920       1,350,729
    Remaining contract charges      3,322,590            --      45,855,243
 2004  Lowest contract charges         44,145      1.361722          60,113
    Highest contract charges           57,840      9.883142         571,644
    Remaining contract charges      2,726,105            --      30,763,149
FIDELITY VIP EQUITY-INCOME
 2008  Lowest contract charges        282,400      7.098308       2,004,562
    Highest contract charges            4,356      6.649588          28,966
    Remaining contract charges     13,276,472            --      91,195,462
 2007  Lowest contract charges        231,763     12.505825       2,898,392
    Highest contract charges            5,759     11.916841          68,627
    Remaining contract charges     11,770,074            --     143,608,425
 2006  Lowest contract charges        170,391     12.441638       2,119,955
    Highest contract charges            3,438     12.058974          41,455
    Remaining contract charges      8,407,780            --     102,855,063
 2005  Lowest contract charges         30,866     10.452282         322,621
    Highest contract charges            2,965     10.304441          30,550
    Remaining contract charges      3,463,087            --      35,903,843
FIDELITY VIP GROWTH
 2008  Lowest contract charges         38,672      7.442810         287,825
    Highest contract charges            8,158      6.972324          56,882
    Remaining contract charges      4,672,087            --      33,637,628
 2007  Lowest contract charges         29,843     14.231633         424,721
    Highest contract charges            6,471     13.561428          87,750
    Remaining contract charges      4,992,416            --      69,231,776
 2006  Lowest contract charges         19,775     11.320706         223,863
    Highest contract charges            1,936     10.972432          21,247
    Remaining contract charges      2,779,291            --      30,949,360
 2005  Lowest contract charges          4,441     10.702519          47,533
    Highest contract charges            1,936     10.551172          20,432
    Remaining contract charges        696,719            --       7,397,708

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges        1.31%               --             (54.12)%
    Highest contract charges          2.61%               --             (54.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             3.01%             19.86%
    Highest contract charges          2.59%             2.85%             18.31%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.51%             22.45%
    Highest contract charges          2.60%             0.44%             20.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.17%             23.73%
    Highest contract charges          2.58%             0.94%             22.14%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.28%               --              19.32%
    Highest contract charges          2.58%               --              17.78%
    Remaining contract charges          --                --                 --
FIDELITY VIP EQUITY-INCOME
 2008  Lowest contract charges        0.75%             2.51%            (43.24)%
    Highest contract charges          2.46%             1.83%            (44.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.80%              0.52%
    Highest contract charges          2.44%             2.25%             (1.18)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.08%             19.03%
    Highest contract charges          2.45%             2.84%             17.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.37%
    Highest contract charges          2.42%               --               8.14%
    Remaining contract charges          --                --                 --
FIDELITY VIP GROWTH
 2008  Lowest contract charges        0.75%             0.64%            (47.70)%
    Highest contract charges          2.46%             0.60%            (48.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.21%             25.71%
    Highest contract charges          2.41%             0.23%             23.60%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.08%              5.78%
    Highest contract charges          2.45%             0.16%              3.99%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              11.87%
    Highest contract charges          2.42%               --              10.61%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 2008  Lowest contract charges      3,369,191     $8.350476     $28,134,349
    Highest contract charges           16,898      7.822733         132,185
    Remaining contract charges     49,500,783            --     400,433,330
 2007  Lowest contract charges      2,684,604     14.680736      39,411,967
    Highest contract charges           29,016     13.989471         405,912
    Remaining contract charges     45,625,509            --     653,983,926
 2006  Lowest contract charges      1,308,022     12.609462      16,493,423
    Highest contract charges           33,893     12.221659         414,227
    Remaining contract charges     27,071,710            --     335,752,306
 2005  Lowest contract charges        285,180     11.401061       3,251,358
    Highest contract charges           18,679     11.239872         209,950
    Remaining contract charges      7,384,672            --      83,495,754
FIDELITY VIP MID CAP
 2008  Lowest contract charges        466,117      8.616452       4,016,271
    Highest contract charges           12,164      8.071916          98,190
    Remaining contract charges     11,182,656            --      93,097,043
 2007  Lowest contract charges        424,890     14.374716       6,107,673
    Highest contract charges           10,895     13.697774         149,237
    Remaining contract charges     11,168,422            --     156,573,613
 2006  Lowest contract charges        281,385     12.556903       3,533,324
    Highest contract charges            5,705     12.170682          69,429
    Remaining contract charges      8,539,750            --     105,394,208
 2005  Lowest contract charges         90,564     11.255439       1,019,337
    Highest contract charges            4,189     11.096304          46,478
    Remaining contract charges      2,675,487            --      29,850,520
FIDELITY VIP VALUE STRATEGIES
 2008  Lowest contract charges         28,693      6.103049         175,113
    Highest contract charges            3,987      5.717159          22,796
    Remaining contract charges      1,174,799            --       6,914,289
 2007  Lowest contract charges         26,469     12.622679         334,115
    Highest contract charges            2,373     12.028191          28,547
    Remaining contract charges      1,371,888            --      16,850,357
 2006  Lowest contract charges         10,196     12.061412         122,970
    Highest contract charges            2,374     11.690429          27,751
    Remaining contract charges        595,213            --       7,042,267
 2005  Lowest contract charges          3,237     10.475321          33,906
    Highest contract charges            1,979     10.327175          20,439
    Remaining contract charges        258,061            --       2,677,441
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges          5,485      5.571733          30,562
    Highest contract charges           12,594      5.455028          68,700
    Remaining contract charges        159,828            --         880,701
 2007  Lowest contract charges            355      9.571139           3,397
    Highest contract charges            1,596      9.535023          15,217
    Remaining contract charges          8,781            --          83,898

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FIDELITY VIP CONTRAFUND
 2008  Lowest contract charges        0.75%             0.85%            (43.12)%
    Highest contract charges          2.46%             0.67%            (44.08)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.00%             16.43%
    Highest contract charges          2.44%             0.76%             14.47%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.28%             10.60%
    Highest contract charges          2.45%             1.04%              8.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              19.05%
    Highest contract charges          2.40%               --              17.72%
    Remaining contract charges          --                --                 --
FIDELITY VIP MID CAP
 2008  Lowest contract charges        0.75%             0.24%            (40.06)%
    Highest contract charges          2.46%             0.24%            (41.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.49%             14.48%
    Highest contract charges          2.44%             0.62%             12.55%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.11%             11.56%
    Highest contract charges          2.47%             0.12%              9.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              20.62%
    Highest contract charges          2.41%               --              19.27%
    Remaining contract charges          --                --                 --
FIDELITY VIP VALUE STRATEGIES
 2008  Lowest contract charges        0.75%             0.58%            (51.65)%
    Highest contract charges          2.46%             0.58%            (52.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.48%              4.65%
    Highest contract charges          2.44%             0.59%              2.89%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.13%             15.14%
    Highest contract charges          2.45%             0.31%             13.20%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              16.84%
    Highest contract charges          2.42%               --              15.52%
    Remaining contract charges          --                --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges        0.75%             0.83%            (41.79)%
    Highest contract charges          2.39%             0.80%            (42.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.18%             0.24%             (0.85)%
    Highest contract charges          0.55%             0.52%             (1.03)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2008  Lowest contract charges        158,674     $7.278020      $1,154,831
    Highest contract charges           48,154      7.259758         349,590
    Remaining contract charges             --            --              --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges        180,374      0.739330         133,356
    Highest contract charges          112,352      4.470802         502,304
    Remaining contract charges      4,564,754            --      25,171,918
 2007  Lowest contract charges        219,822      1.302551         286,329
    Highest contract charges          134,729      7.980030       1,075,144
    Remaining contract charges      5,928,855            --      56,930,293
 2006  Lowest contract charges        407,531      1.186237         483,431
    Highest contract charges          151,000      7.362563       1,111,743
    Remaining contract charges      6,623,194            --      58,489,051
 2005  Lowest contract charges        600,907      1.105640         664,387
    Highest contract charges          129,054      6.952213         897,212
    Remaining contract charges      6,554,748            --      54,287,277
 2004  Lowest contract charges        314,240      1.068933         335,901
    Highest contract charges           85,472      6.809347         582,006
    Remaining contract charges      6,243,069            --      50,917,790
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges         13,859      7.026821          97,388
    Highest contract charges            1,322      7.009158           9,266
    Remaining contract charges             --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges        120,166      1.312418         157,708
    Highest contract charges          241,130     12.697219       3,061,678
    Remaining contract charges      6,902,773            --      92,545,214
 2007  Lowest contract charges        146,290      1.494425         218,619
    Highest contract charges          225,867     14.647354       3,308,356
    Remaining contract charges      7,526,681            --     115,561,917
 2006  Lowest contract charges        141,715      1.425577         202,028
    Highest contract charges          192,953     14.155259       2,731,305
    Remaining contract charges      6,901,486            --     101,835,675
 2005  Lowest contract charges        160,836      1.331024         214,077
    Highest contract charges          156,212     13.389254       2,091,564
    Remaining contract charges      6,689,982            --      92,779,178
 2004  Lowest contract charges         97,713      1.325500         129,518
    Highest contract charges           87,320     13.508186       1,179,531
    Remaining contract charges      5,538,524            --      77,172,647

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2008  Lowest contract charges        0.82%             0.19%            (30.78)%
    Highest contract charges          1.07%             1.51%            (30.92)%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges        1.30%               --             (43.24)%
    Highest contract charges          2.61%               --             (43.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --               9.81%
    Highest contract charges          2.59%               --               8.39%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               7.29%
    Highest contract charges          2.60%               --               5.90%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               3.43%
    Highest contract charges          2.59%               --               2.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%               --              10.04%
    Highest contract charges          2.57%               --               8.61%
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges        0.82%             0.15%            (34.85)%
    Highest contract charges          1.07%               --             (34.98)%
    Remaining contract charges          --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges        1.30%             6.13%            (12.18)%
    Highest contract charges          2.60%             6.96%            (13.31)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             5.45%              4.83%
    Highest contract charges          2.59%             5.31%              3.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             5.81%              7.10%
    Highest contract charges          2.60%             4.96%              5.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             4.57%              0.42%
    Highest contract charges          2.59%             4.53%             (0.88)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             4.17%              8.59%
    Highest contract charges          2.56%             2.29%              7.19%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2008  Lowest contract charges        104,508     $6.731630        $703,512
    Highest contract charges          222,837     10.149532       2,261,692
    Remaining contract charges      8,335,557            --      86,422,990
 2007  Lowest contract charges        220,670      1.528406         337,273
    Highest contract charges          279,388     16.564137       4,627,827
    Remaining contract charges     10,227,514            --     175,117,319
 2006  Lowest contract charges        300,430      1.496340         449,545
    Highest contract charges          286,357     16.428819       4,704,505
    Remaining contract charges     11,345,238            --     191,475,872
 2005  Lowest contract charges        317,568      1.280557         406,664
    Highest contract charges          261,129     14.243479       3,719,389
    Remaining contract charges     11,681,772            --     169,827,469
 2004  Lowest contract charges        238,827      1.173480         280,259
    Highest contract charges          174,975     13.223137       2,313,716
    Remaining contract charges     10,858,987            --     145,834,221
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges         25,129      1.597720          40,148
    Highest contract charges           47,511     11.997433         570,005
    Remaining contract charges      1,186,370            --      14,883,870
 2007  Lowest contract charges         70,994      3.416340         242,540
    Highest contract charges           53,870     25.990444       1,400,099
    Remaining contract charges      1,469,143            --      39,619,160
 2006  Lowest contract charges         47,574      2.681166         127,563
    Highest contract charges           54,027     20.664228       1,116,428
    Remaining contract charges      1,689,525            --      35,891,095
 2005  Lowest contract charges         47,487      2.114912         100,431
    Highest contract charges           45,705     16.513159         754,739
    Remaining contract charges      1,654,761            --      27,784,093
 2004  Lowest contract charges         27,359      1.677055          45,882
    Highest contract charges           22,441     13.265566         297,695
    Remaining contract charges      1,274,152            --      17,017,223

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FRANKLIN MUTUAL SHARES
 SECURITIES FUND
 2008  Lowest contract charges        0.82%             2.82%            (34.27)%
    Highest contract charges          2.61%             2.90%            (38.73)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.40%              2.14%
    Highest contract charges          2.59%             1.41%              0.82%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.54%             16.85%
    Highest contract charges          2.60%             1.32%             15.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.87%              9.13%
    Highest contract charges          2.59%             0.87%              7.72%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.78%             11.18%
    Highest contract charges          2.57%             0.57%              9.74%
    Remaining contract charges          --                --                 --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges        1.31%             2.88%            (53.23)%
    Highest contract charges          2.61%             3.05%            (53.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             1.74%             27.42%
    Highest contract charges          2.59%             2.53%             25.78%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.24%             26.77%
    Highest contract charges          2.60%             1.28%             25.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.38%             26.11%
    Highest contract charges          2.58%             1.31%             24.48%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             3.17%             23.22%
    Highest contract charges          2.57%             0.78%             21.63%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2008  Lowest contract charges         68,014     $6.367763        $433,098
    Highest contract charges          129,996      8.129257       1,056,767
    Remaining contract charges      3,331,835            --      28,093,096
 2007  Lowest contract charges         70,048      1.522683         106,661
    Highest contract charges          147,178     14.466570       2,129,154
    Remaining contract charges      3,966,069            --      60,452,174
 2006  Lowest contract charges         75,250      1.507218         113,413
    Highest contract charges          152,503     14.507161       2,212,392
    Remaining contract charges      4,549,684            --      69,066,710
 2005  Lowest contract charges         49,436      1.253557          61,970
    Highest contract charges          142,256     12.223467       1,738,859
    Remaining contract charges      4,479,213            --      56,914,462
 2004  Lowest contract charges         20,693      1.166563          24,140
    Highest contract charges           71,355     11.523966         822,290
    Remaining contract charges      3,629,184            --      43,226,341
MUTUAL DISCOVERY SECURITIES
 FUND
 2008  Lowest contract charges          5,057      7.587776          38,375
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2008  Lowest contract charges         25,248      9.942749         251,042
    Highest contract charges           21,906      9.917849         217,256
    Remaining contract charges             --            --              --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges        921,978      0.870096         802,210
    Highest contract charges           36,480      0.810892          29,582
    Remaining contract charges     30,014,039            --      32,468,197
 2007  Lowest contract charges        709,812      1.282397         910,261
    Highest contract charges           33,093      1.215681          40,230
    Remaining contract charges     31,986,956            --      50,071,020
 2006  Lowest contract charges        467,737      1.211634         566,725
    Highest contract charges           48,030      1.168295          56,114
    Remaining contract charges     24,695,771            --      37,025,204
 2005  Lowest contract charges        273,427      1.102727         301,515
    Highest contract charges          124,508      1.081514         134,657
    Remaining contract charges     11,622,747            --      15,285,454
HARTFORD LARGECAP GROWTH HLS
 FUND
 2008  Lowest contract charges          3,723      5.563824          20,716
    Highest contract charges            5,775      5.447294          31,457
    Remaining contract charges        231,152            --       1,272,222
 2007  Lowest contract charges            138      9.819592           1,352
    Highest contract charges            2,077      9.794897          20,342
    Remaining contract charges          7,708            --          75,635

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
TEMPLETON GROWTH SECURITIES
 FUND
 2008  Lowest contract charges        0.82%             0.10%            (38.49)%
    Highest contract charges          2.61%             1.76%            (43.81)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             1.34%              1.03%
    Highest contract charges          2.59%             1.32%             (0.28)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             1.23%             20.24%
    Highest contract charges          2.60%             1.37%             18.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             1.24%              7.46%
    Highest contract charges          2.58%             1.05%              6.07%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.17%             14.53%
    Highest contract charges          2.57%             1.07%             13.05%
    Remaining contract charges          --                --                 --
MUTUAL DISCOVERY SECURITIES
 FUND
 2008  Lowest contract charges        0.83%             2.39%            (25.87)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
TEMPLETON GLOBAL INCOME
 SECURITIES FUND
 2008  Lowest contract charges        0.82%             0.28%              0.27%
    Highest contract charges          1.07%               --               0.06%
    Remaining contract charges          --                --                 --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges        0.75%             3.37%            (32.15)%
    Highest contract charges          2.45%             3.26%            (33.30)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.58%              5.84%
    Highest contract charges          2.45%             2.37%              4.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.89%              9.88%
    Highest contract charges          2.45%             1.57%              8.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.92%              8.52%
    Highest contract charges          2.38%             5.14%              7.29%
    Remaining contract charges          --                --                 --
HARTFORD LARGECAP GROWTH HLS
 FUND
 2008  Lowest contract charges        0.75%             1.62%            (43.39)%
    Highest contract charges          2.38%             1.43%            (44.32)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.29%             3.05%              3.00%
    Highest contract charges          0.44%             0.82%              2.88%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges     21,883,138     $1.462244     $31,998,487
    Highest contract charges           83,860      1.369854         114,877
    Remaining contract charges    318,891,587            --     549,989,320
 2007  Lowest contract charges     16,311,614      1.594851      26,014,594
    Highest contract charges          146,741      1.519717         223,005
    Remaining contract charges    324,269,556            --     606,145,851
 2006  Lowest contract charges      7,356,213      1.535168      11,293,022
    Highest contract charges          156,245      1.487922         232,480
    Remaining contract charges    211,303,181            --     372,767,533
 2005  Lowest contract charges      2,516,563      1.475829       3,714,017
    Highest contract charges           65,510      1.454940          95,313
    Remaining contract charges     83,071,080            --     134,902,882
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2008  Lowest contract charges         64,054      7.401954         474,121
    Highest contract charges           23,634      7.371198         174,208
    Remaining contract charges      1,371,912            --       9,270,998
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2008  Lowest contract charges     27,089,789      1.195400      32,383,134
    Highest contract charges           80,708      1.052246          84,925
    Remaining contract charges    271,490,839            --     377,293,062
 2007  Lowest contract charges     20,730,363      1.782505      36,951,976
    Highest contract charges           95,014      1.596005         151,644
    Remaining contract charges    250,774,487            --     516,341,193
 2006  Lowest contract charges      9,400,152      1.658967      15,594,542
    Highest contract charges           28,548      1.510859          43,131
    Remaining contract charges    149,361,324            --     279,571,458
 2005  Lowest contract charges      2,445,544      1.388704       3,396,137
    Highest contract charges           11,814      1.286401          15,197
    Remaining contract charges     45,914,161            --      68,572,282
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2008  Lowest contract charges        203,959      0.792764         161,692
    Highest contract charges           46,005      0.717886          33,026
    Remaining contract charges      5,863,967            --       4,397,276
 2007  Lowest contract charges         42,408      1.359522          57,655
    Highest contract charges           35,901      1.252275          44,958
    Remaining contract charges      3,011,147            --       3,904,231
 2006  Lowest contract charges         11,544      1.189811          13,736
    Highest contract charges           99,152      1.114489         110,504
    Remaining contract charges      1,419,252            --       1,630,050
 2005  Lowest contract charges          2,751      1.092528           3,005
    Highest contract charges           95,134      1.040393          98,977
    Remaining contract charges        582,851            --         619,206

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2008  Lowest contract charges        0.75%             7.16%             (8.32)%
    Highest contract charges          2.46%             5.03%             (9.86)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.37%              3.89%
    Highest contract charges          2.44%             5.10%              2.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             7.01%              4.02%
    Highest contract charges          2.45%             6.30%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            15.72%              0.94%
    Highest contract charges          2.37%            15.26%             (0.20)%
    Remaining contract charges          --                --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2008  Lowest contract charges        0.18%             5.82%             (1.63)%
    Highest contract charges          0.60%             5.03%             (1.85)%
    Remaining contract charges          --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2008  Lowest contract charges        0.75%             2.46%            (32.94)%
    Highest contract charges          2.46%             1.78%            (34.07)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.32%              7.45%
    Highest contract charges          2.43%             2.28%              5.64%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.89%             19.46%
    Highest contract charges          2.45%             2.78%             17.45%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.36%              8.05%
    Highest contract charges          2.40%             4.07%              6.84%
    Remaining contract charges          --                --                 --
HARTFORD FUNDAMENTAL GROWTH
 HLS FUND
 2008  Lowest contract charges        0.75%             0.29%            (41.69)%
    Highest contract charges          2.45%             0.23%            (42.67)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.03%             14.26%
    Highest contract charges          2.42%             0.05%             12.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.95%              8.90%
    Highest contract charges          2.40%             0.87%              7.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             5.76%             13.56%
    Highest contract charges          2.34%             2.90%             12.32%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2008  Lowest contract charges      1,314,338     $1.009518      $1,326,848
    Highest contract charges          206,442      0.951331         196,394
    Remaining contract charges      8,553,690            --       9,477,161
 2007  Lowest contract charges        802,517      1.506901       1,209,314
    Highest contract charges          107,425      1.443701         155,089
    Remaining contract charges      6,441,391            --      10,892,844
 2006  Lowest contract charges        548,603      1.302216         714,399
    Highest contract charges           78,063      1.268352          99,011
    Remaining contract charges      3,779,825            --       5,469,099
 2005  Lowest contract charges        314,518      1.205504         379,152
    Highest contract charges           18,988      1.193690          22,666
    Remaining contract charges      1,591,614            --       2,085,375
HARTFORD GLOBAL EQUITY HLS
 FUND
 2008  Lowest contract charges          1,097      6.173557           6,773
    Highest contract charges            5,676      6.109152          34,677
    Remaining contract charges         41,867            --         256,916
HARTFORD GLOBAL GROWTH HLS
 FUND
 2008  Lowest contract charges        943,898      0.840008         792,882
    Highest contract charges            6,449      5.631148          36,317
    Remaining contract charges      9,929,069            --      11,239,272
 2007  Lowest contract charges        715,029      1.780206       1,272,898
    Highest contract charges            5,255     12.139377          63,788
    Remaining contract charges     11,651,373            --      28,232,032
 2006  Lowest contract charges        391,521      1.434316         561,564
    Highest contract charges          378,871      1.391475         527,189
    Remaining contract charges      5,870,826            --      11,208,635
 2005  Lowest contract charges        177,361      1.266039         224,545
    Highest contract charges           84,055      1.248662         104,956
    Remaining contract charges      2,064,231            --       3,383,571
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2008  Lowest contract charges        628,890      0.797115         501,298
    Highest contract charges           11,262      0.879458           9,904
    Remaining contract charges    353,222,538            --     301,911,077
 2007  Lowest contract charges        611,853      1.280301         783,356
    Highest contract charges           30,329      1.436846          43,578
    Remaining contract charges    399,610,587            --     553,589,912
 2006  Lowest contract charges        481,740      1.190599         573,559
    Highest contract charges           19,067      1.359078          25,914
    Remaining contract charges    312,851,648            --     405,542,040
 2005  Lowest contract charges        265,850      1.066732         283,590
    Highest contract charges        4,391,111      1.052077       4,619,787
    Remaining contract charges    112,141,882            --     130,024,207

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2008  Lowest contract charges        0.75%             4.88%            (33.01)%
    Highest contract charges          2.40%             5.60%            (34.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.09%             15.72%
    Highest contract charges          2.39%             0.85%             13.83%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.38%              8.02%
    Highest contract charges          2.40%             3.74%              6.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             6.86%              8.24%
    Highest contract charges          2.36%             5.77%              7.05%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL EQUITY HLS
 FUND
 2008  Lowest contract charges        0.90%             0.31%            (41.13)%
    Highest contract charges          1.99%             3.39%            (41.62)%
    Remaining contract charges          --                --                 --
HARTFORD GLOBAL GROWTH HLS
 FUND
 2008  Lowest contract charges        0.75%             0.74%            (52.81)%
    Highest contract charges          2.46%             0.71%            (53.61)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.05%             24.12%
    Highest contract charges          1.81%               --              17.02%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.00%             13.29%
    Highest contract charges          2.39%             1.01%             11.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.78%             13.45%
    Highest contract charges          2.35%             2.47%             12.21%
    Remaining contract charges          --                --                 --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2008  Lowest contract charges        0.75%             1.20%            (37.74)%
    Highest contract charges          2.46%             0.61%            (38.79)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.10%              7.53%
    Highest contract charges          2.44%             1.16%              5.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.45%             11.61%
    Highest contract charges          2.45%             1.38%              9.73%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.31%              9.40%
    Highest contract charges          2.35%             2.70%              8.20%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges      2,075,548     $0.910599      $1,889,992
    Highest contract charges            4,349      0.829923           3,609
    Remaining contract charges     22,253,617            --      19,283,995
 2007  Lowest contract charges      2,143,926      1.576049       3,378,933
    Highest contract charges          280,323      1.465205         410,730
    Remaining contract charges     20,991,584            --      31,750,972
 2006  Lowest contract charges      2,079,466      1.359730       2,827,513
    Highest contract charges          191,195      1.285135         245,711
    Remaining contract charges     17,381,715            --      22,854,310
 2005  Lowest contract charges        930,365      1.309557       1,218,366
    Highest contract charges              836      1.256062           1,050
    Remaining contract charges      8,317,488            --      10,610,627
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges      4,609,446      1.133580       5,225,176
    Highest contract charges           96,360      1.033217          99,561
    Remaining contract charges     87,995,054            --      98,858,182
 2007  Lowest contract charges      2,923,914      2.102007       6,146,088
    Highest contract charges           88,530      1.948859         172,532
    Remaining contract charges     77,642,443            --     164,018,168
 2006  Lowest contract charges      1,039,509      1.633478       1,698,014
    Highest contract charges           41,823      1.540415          64,424
    Remaining contract charges     42,642,309            --      68,368,946
 2005  Lowest contract charges        105,838      1.468754         155,451
    Highest contract charges           30,703      1.408825          43,255
    Remaining contract charges     12,705,052            --      18,343,223
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges        855,451      1.052015         899,947
    Highest contract charges           32,628      0.992304          32,376
    Remaining contract charges     30,946,429            --      32,872,543
 2007  Lowest contract charges        834,252      1.417630       1,182,660
    Highest contract charges           32,628      1.360119          44,377
    Remaining contract charges     30,969,321            --      44,911,514
 2006  Lowest contract charges        501,317      1.389570         696,614
    Highest contract charges           31,418      1.356048          42,604
    Remaining contract charges     19,641,119            --      27,445,620
 2005  Lowest contract charges        124,508      1.259370         156,802
    Highest contract charges           28,409      1.250060          35,513
    Remaining contract charges      6,561,765            --       8,325,071

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges        0.75%             0.26%            (42.22)%
    Highest contract charges          2.44%             0.40%            (43.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.02%             15.91%
    Highest contract charges          2.39%             0.02%             14.01%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.06%              3.83%
    Highest contract charges          2.40%             0.07%              2.13%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              13.12%
    Highest contract charges          2.51%               --              11.84%
    Remaining contract charges          --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges        0.75%             0.46%            (46.07)%
    Highest contract charges          2.46%             0.35%            (46.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.20%             28.68%
    Highest contract charges          2.43%             0.21%             26.52%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.44%             11.22%
    Highest contract charges          2.48%             0.70%              9.34%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             0.54%             25.39%
    Highest contract charges          2.41%             0.53%             23.98%
    Remaining contract charges          --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges        0.75%            10.06%            (25.79)%
    Highest contract charges          2.45%            10.27%            (27.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             9.20%              2.02%
    Highest contract charges          2.44%             7.93%              0.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%            18.00%             10.34%
    Highest contract charges          2.45%            15.94%              8.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             6.15%              4.70%
    Highest contract charges          2.39%               --               3.53%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges        397,789     $0.735613        $292,619
    Highest contract charges           39,306      0.713911          28,061
    Remaining contract charges     14,810,933            --      14,071,255
 2007  Lowest contract charges        340,263      1.178530         401,010
    Highest contract charges          114,404      1.163428         133,100
    Remaining contract charges     17,434,286            --      27,931,663
 2006  Lowest contract charges        275,035      1.128688         310,429
    Highest contract charges           19,091      1.133323          21,636
    Remaining contract charges     13,877,968            --      20,250,064
 2005  Lowest contract charges        140,097      0.984953         137,989
    Highest contract charges          589,608      1.006357         593,356
    Remaining contract charges      5,181,956            --       5,993,290
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges      8,254,028      0.887949       7,329,156
    Highest contract charges            1,792      5.012024           8,983
    Remaining contract charges     42,591,678            --      36,030,977
 2007  Lowest contract charges      6,495,766      2.069968      13,446,027
    Highest contract charges        1,339,140      1.907291       2,554,129
    Remaining contract charges     45,607,878            --      90,347,454
 2006  Lowest contract charges      3,607,301      1.683127       6,071,548
    Highest contract charges          980,555      1.576637       1,545,979
    Remaining contract charges     28,973,401            --      46,858,606
 2005  Lowest contract charges        995,789      1.366664       1,360,909
    Highest contract charges          420,501      1.301496         547,280
    Remaining contract charges     10,860,608            --      14,357,510
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges        389,690      1.446492         563,683
    Highest contract charges            5,736      5.688897          32,629
    Remaining contract charges     19,413,614            --      26,510,775
 2007  Lowest contract charges        388,113      2.531786         982,619
    Highest contract charges            4,480     10.128436          45,373
    Remaining contract charges     22,716,101            --      54,697,360
 2006  Lowest contract charges        180,249      2.340119         421,801
    Highest contract charges          954,606      2.192075       2,092,567
    Remaining contract charges     15,308,306            --      34,196,393
 2005  Lowest contract charges         76,520      1.822914         139,489
    Highest contract charges          169,863      1.735984         294,880
    Remaining contract charges      4,248,922            --       7,443,343

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges        0.75%             2.43%            (37.58)%
    Highest contract charges          2.46%             1.06%            (38.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.94%              4.42%
    Highest contract charges          2.43%             1.77%              2.66%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.96%             14.59%
    Highest contract charges          2.44%             1.18%             12.66%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             4.40%              7.98%
    Highest contract charges          2.36%             7.02%              6.80%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges        0.75%             1.12%            (57.10)%
    Highest contract charges          2.45%             1.06%            (57.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.89%             22.98%
    Highest contract charges          2.39%             0.79%             20.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.23%             23.16%
    Highest contract charges          2.40%             1.16%             21.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.65%             15.40%
    Highest contract charges          2.34%             2.27%             14.14%
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges        0.75%             1.27%            (42.87)%
    Highest contract charges          2.45%             1.29%            (43.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.16%              8.19%
    Highest contract charges          1.83%             5.11%             (2.90)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.40%             28.37%
    Highest contract charges          2.40%             2.82%             26.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.39%             18.53%
    Highest contract charges          2.30%            12.09%             17.24%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges      1,954,574     $1.012667      $1,979,333
    Highest contract charges            8,264      6.874800          56,813
    Remaining contract charges     92,429,415            --     106,347,158
 2007  Lowest contract charges      1,634,445      1.766656       2,887,502
    Highest contract charges            8,267     12.199778         100,852
    Remaining contract charges     87,395,241            --     175,880,908
 2006  Lowest contract charges        956,669      1.396856       1,336,328
    Highest contract charges        2,515,912      1.374614       3,458,408
    Remaining contract charges     66,160,047            --     105,249,980
 2005  Lowest contract charges        427,240      1.130783         483,116
    Highest contract charges        1,048,806      1.131293       1,186,507
    Remaining contract charges     25,156,521            --      31,777,640
HARTFORD MID CAP GROWTH HLS
 FUND
 2008  Lowest contract charges         30,239      5.174315         156,464
    Highest contract charges            4,737      5.065890          23,998
    Remaining contract charges        406,773            --       2,082,155
 2007  Lowest contract charges          1,539      9.808732          15,095
    Highest contract charges              108      9.771745           1,054
    Remaining contract charges         18,625            --         182,365
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges      4,734,840      1.225735       5,803,659
    Highest contract charges          317,639      1.035301         328,852
    Remaining contract charges    296,680,169            --     403,029,464
 2007  Lowest contract charges      2,438,385      1.209133       2,948,332
    Highest contract charges           31,748      1.038826          32,981
    Remaining contract charges    110,676,370            --     144,127,445
 2006  Lowest contract charges      1,820,802      1.160839       2,113,655
    Highest contract charges           43,771      1.014418          44,402
    Remaining contract charges     56,099,570            --      70,981,637
 2005  Lowest contract charges        588,918      1.117034         657,842
    Highest contract charges           29,439      0.992855          29,228
    Remaining contract charges     16,269,666            --      20,343,274
HARTFORD SMALL CAP VALUE HLS
 FUND
 2008  Lowest contract charges         28,366      6.401634         181,590
    Highest contract charges            7,300      6.267578          45,755
    Remaining contract charges        348,365            --       2,206,743
 2007  Lowest contract charges             35      9.130446             316
    Highest contract charges              269      9.095988           2,443
    Remaining contract charges         11,250            --         102,589

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges        0.75%             2.41%            (42.68)%
    Highest contract charges          2.46%             2.30%            (43.65)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.38%             26.47%
    Highest contract charges          1.84%             3.57%             17.19%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.14%             23.53%
    Highest contract charges          2.40%             3.15%             21.51%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%               --              17.26%
    Highest contract charges          2.35%               --              15.98%
    Remaining contract charges          --                --                 --
HARTFORD MID CAP GROWTH HLS
 FUND
 2008  Lowest contract charges        0.75%             0.47%            (47.25)%
    Highest contract charges          2.42%             0.26%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.20%             2.36%              3.02%
    Highest contract charges          0.55%             0.80%              2.83%
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges        0.75%             1.94%              1.37%
    Highest contract charges          2.43%             1.75%             (0.34)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             4.75%              4.16%
    Highest contract charges          2.51%             4.99%              2.41%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             4.72%              3.92%
    Highest contract charges          2.45%             4.66%              2.17%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.70%             3.52%              1.61%
    Highest contract charges          2.41%             2.92%              0.47%
    Remaining contract charges          --                --                 --
HARTFORD SMALL CAP VALUE HLS
 FUND
 2008  Lowest contract charges        0.74%             6.08%            (29.89)%
    Highest contract charges          2.36%             3.15%            (31.04)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges          --                --              (2.20)%
    Highest contract charges          0.49%               --              (2.38)%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2008  Lowest contract charges        329,679     $1.077311        $355,167
    Highest contract charges            3,017      0.896115           2,704
    Remaining contract charges     36,184,664            --      44,285,654
 2007  Lowest contract charges        293,655      1.827464         536,644
    Highest contract charges            3,000      1.546238           4,639
    Remaining contract charges     23,422,005            --      48,599,456
 2006  Lowest contract charges        176,308      1.611899         284,190
    Highest contract charges          409,539      1.715602         702,606
    Remaining contract charges      3,216,245            --       5,793,529
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges        422,859      0.878590         371,520
    Highest contract charges           34,322      0.800757          27,484
    Remaining contract charges     29,834,487            --      25,641,859
 2007  Lowest contract charges        381,139      1.414586         539,154
    Highest contract charges           36,990      1.311438          48,510
    Remaining contract charges     30,718,537            --      42,760,149
 2006  Lowest contract charges        228,554      1.451976         331,859
    Highest contract charges           29,797      1.369188          40,797
    Remaining contract charges     31,135,583            --      44,326,740
 2005  Lowest contract charges        214,855      1.369036         294,144
    Highest contract charges           27,955      1.313122          36,709
    Remaining contract charges     21,169,670            --      28,289,687
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges        821,191      0.647997         532,129
    Highest contract charges           44,703      0.624503          27,917
    Remaining contract charges     36,563,329            --      29,747,638
 2007  Lowest contract charges        661,207      1.148022         759,080
    Highest contract charges          181,612      1.125449         204,396
    Remaining contract charges     40,486,180            --      57,760,835
 2006  Lowest contract charges        529,042      1.092190         577,813
    Highest contract charges          170,662      1.089081         185,865
    Remaining contract charges     37,440,539            --      49,165,248
 2005  Lowest contract charges        271,087      0.959768         260,181
    Highest contract charges           39,096      0.973451          38,058
    Remaining contract charges     22,608,621            --      24,078,988

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND
 2008  Lowest contract charges        0.75%             0.11%            (41.05)%
    Highest contract charges          2.46%             0.11%            (42.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.28%             13.37%
    Highest contract charges          2.41%             1.01%             11.46%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.48%             0.43%              2.66%
    Highest contract charges          1.53%             0.30%              1.67%
    Remaining contract charges          --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges        0.75%             0.46%            (37.89)%
    Highest contract charges          2.46%             0.44%            (38.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.39%             (2.58)%
    Highest contract charges          2.44%             0.34%             (4.22)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.35%              6.06%
    Highest contract charges          2.49%             0.28%              4.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.13%             17.77%
    Highest contract charges          2.41%             0.96%             16.45%
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges        0.75%             2.15%            (43.56)%
    Highest contract charges          2.47%             1.29%            (44.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.07%              5.11%
    Highest contract charges          2.44%             1.03%              3.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.77%             13.80%
    Highest contract charges          2.43%             2.36%             11.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.74%             3.58%             12.41%
    Highest contract charges          2.40%             7.06%             11.15%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges      8,240,763     $1.168037      $9,625,517
    Highest contract charges          182,648      1.064651         194,456
    Remaining contract charges    279,813,503            --     310,718,915
 2007  Lowest contract charges      3,946,749      1.184437       4,674,675
    Highest contract charges           86,449      1.098120          94,932
    Remaining contract charges    264,015,313            --     299,752,419
 2006  Lowest contract charges      1,105,315      1.143295       1,263,697
    Highest contract charges           96,276      1.078142         103,799
    Remaining contract charges    150,695,098            --     166,233,930
 2005  Lowest contract charges        355,989      1.107461         394,244
    Highest contract charges           86,891      1.062245          92,299
    Remaining contract charges     49,398,440            --      53,131,761
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges        370,012      0.985619         364,691
    Highest contract charges           34,144      0.892530          30,475
    Remaining contract charges     71,230,942            --      66,596,123
 2007  Lowest contract charges        268,937      1.505403         404,859
    Highest contract charges           34,787      1.386664          48,237
    Remaining contract charges     42,938,794            --      61,691,870
 2006  Lowest contract charges        107,921      1.391771         150,200
    Highest contract charges            1,505      1.303971           1,962
    Remaining contract charges     13,781,058            --      18,353,162
 2005  Lowest contract charges         45,810      1.151031          52,729
    Highest contract charges            2,602      1.096902           2,854
    Remaining contract charges      2,988,784            --       3,325,403
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges      1,374,631      0.913193       1,255,304
    Highest contract charges           44,049      0.832316          36,662
    Remaining contract charges     26,376,156            --      23,473,021
 2007  Lowest contract charges      1,494,839      1.561011       2,333,460
    Highest contract charges           67,832      1.447249          98,170
    Remaining contract charges     41,187,231            --      62,844,082
 2006  Lowest contract charges        825,074      1.678386       1,384,795
    Highest contract charges           37,493      1.582768          59,343
    Remaining contract charges     32,062,123            --      53,406,042
 2005  Lowest contract charges        368,684      1.420752         523,809
    Highest contract charges           21,512      1.362775          29,316
    Remaining contract charges      8,520,498            --      11,861,959

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges        0.75%             9.09%             (1.39)%
    Highest contract charges          2.45%             9.94%             (3.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             3.43%              3.60%
    Highest contract charges          2.44%             4.09%              1.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.84%              3.24%
    Highest contract charges          2.45%             3.75%              1.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.17%              0.46%
    Highest contract charges          2.37%               --              (0.67)%
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges        0.75%             2.21%            (34.53)%
    Highest contract charges          2.46%             1.88%            (35.64)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.68%              8.17%
    Highest contract charges          2.42%             1.45%              6.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.89%             20.92%
    Highest contract charges          2.43%             0.98%             18.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             9.09%              8.14%
    Highest contract charges          2.15%               --               6.93%
    Remaining contract charges          --                --                 --
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges        0.75%             1.99%            (41.50)%
    Highest contract charges          2.46%             1.58%            (42.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.47%             (6.99)%
    Highest contract charges          2.44%             1.54%             (8.56)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.82%             18.13%
    Highest contract charges          2.48%             1.48%             16.14%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             2.89%             12.64%
    Highest contract charges          2.41%             2.22%             11.37%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2008  Lowest contract charges      5,741,791     $1.090261      $6,260,051
    Highest contract charges           18,882      1.007944          19,032
    Remaining contract charges     21,436,623            --      22,528,616
 2007  Lowest contract charges      5,029,682      1.541964       7,755,589
    Highest contract charges           33,154      1.450037          48,075
    Remaining contract charges     21,244,639            --      31,836,541
 2006  Lowest contract charges      2,856,810      1.452696       4,150,076
    Highest contract charges           14,272      1.389511          19,832
    Remaining contract charges     14,701,082            --      20,883,395
 2005  Lowest contract charges      1,100,730      1.211673       1,333,725
    Highest contract charges           76,478      1.180208          90,259
    Remaining contract charges      5,163,979            --       6,170,867
AMERICAN FUNDS BOND HLS FUND
 2008  Lowest contract charges        102,840      8.919032         917,239
    Highest contract charges           11,303      8.901131         100,606
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2008  Lowest contract charges         16,744      6.361685         106,523
    Highest contract charges            4,401      6.348879          27,938
    Remaining contract charges             --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges         27,168      5.062163         137,532
    Highest contract charges            3,939      5.051966          19,897
    Remaining contract charges             --            --              --
AMERICAN FUNDS GROWTH HLS FUND
 2008  Lowest contract charges        108,446      5.842125         633,559
    Highest contract charges           11,906      5.830348          69,414
    Remaining contract charges             --            --              --
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2008  Lowest contract charges         47,822      6.458185         308,843
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2008  Lowest contract charges         69,184      6.049169         418,505
    Highest contract charges           23,628      6.036989         142,641
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD EQUITY INCOME HLS
 FUND
 2008  Lowest contract charges        0.75%             3.38%            (29.29)%
    Highest contract charges          2.46%             2.06%            (30.49)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.59%              6.15%
    Highest contract charges          2.43%             3.04%              4.36%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.79%             19.89%
    Highest contract charges          2.42%             4.90%             17.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             5.61%              4.59%
    Highest contract charges          2.35%             4.42%              3.45%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND HLS FUND
 2008  Lowest contract charges        0.66%               --             (10.97)%
    Highest contract charges          0.86%               --             (11.14)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2008  Lowest contract charges        0.65%               --             (36.75)%
    Highest contract charges          0.86%               --             (36.88)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges        0.66%               --             (49.82)%
    Highest contract charges          0.87%               --             (49.92)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH HLS FUND
 2008  Lowest contract charges        0.66%             3.06%            (42.01)%
    Highest contract charges          0.86%             3.33%            (42.13)%
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2008  Lowest contract charges        0.66%             3.35%            (36.60)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2008  Lowest contract charges        0.66%               --             (39.86)%
    Highest contract charges          0.85%               --             (39.99)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT ALL VALUE
 PORTFOLIO
 2008  Lowest contract charges        686,315     $9.055859      $6,215,171
    Highest contract charges              623      8.483783           5,283
    Remaining contract charges      2,496,430            --      21,934,400
 2007  Lowest contract charges        683,646     12.791256       8,744,685
    Highest contract charges              623     12.188854           7,590
    Remaining contract charges      2,438,467            --      30,508,290
 2006  Lowest contract charges        460,454     12.075767       5,560,321
    Highest contract charges            1,109     11.704297          12,976
    Remaining contract charges      1,916,688            --      22,816,633
 2005  Lowest contract charges        211,137     10.612875       2,240,775
    Highest contract charges              722     10.462724           7,557
    Remaining contract charges      1,049,318            --      11,045,528
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2008  Lowest contract charges      1,020,677      8.770359       8,951,708
    Highest contract charges           27,778      8.232069         228,670
    Remaining contract charges      1,628,336            --      13,909,101
 2007  Lowest contract charges      1,005,977     11.971920      12,043,480
    Highest contract charges           25,199     11.424297         287,885
    Remaining contract charges      1,700,827            --      19,970,302
 2006  Lowest contract charges        529,829     11.692294       6,194,912
    Highest contract charges           22,116     11.343054         250,868
    Remaining contract charges      1,187,654            --      13,716,964
 2005  Lowest contract charges        219,943     10.283680       2,261,825
    Highest contract charges            8,907     10.142435          90,343
    Remaining contract charges        622,174            --       6,359,570
LORD ABBETT BOND DEBENTURE
 FUND
 2008  Lowest contract charges      1,078,807      9.376827      10,115,783
    Highest contract charges            3,534      8.784491          31,046
    Remaining contract charges      6,623,327            --      60,172,411
 2007  Lowest contract charges        939,593     11.456197      10,764,160
    Highest contract charges            7,725     10.916673          84,329
    Remaining contract charges      5,636,444            --      63,076,451
 2006  Lowest contract charges        523,359     10.870047       5,688,948
    Highest contract charges            8,353     10.535676          88,000
    Remaining contract charges      3,266,287            --      34,985,269
 2005  Lowest contract charges        192,617     10.017399       1,929,524
    Highest contract charges            1,148      9.875645          11,339
    Remaining contract charges        965,398            --       9,603,601

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT ALL VALUE
 PORTFOLIO
 2008  Lowest contract charges        0.75%             0.53%            (29.20)%
    Highest contract charges          2.46%             0.54%            (30.40)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.59%              5.93%
    Highest contract charges          2.44%             0.35%              4.14%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.78%             13.78%
    Highest contract charges          2.45%             0.70%             11.87%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             1.14%             11.45%
    Highest contract charges          2.38%             0.84%             10.20%
    Remaining contract charges          --                --                 --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2008  Lowest contract charges        0.75%             3.99%            (26.74)%
    Highest contract charges          2.40%             4.98%            (27.94)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             3.74%              2.39%
    Highest contract charges          2.39%             2.97%              0.72%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             3.38%             13.70%
    Highest contract charges          2.39%             3.53%             11.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             7.33%              6.50%
    Highest contract charges          2.33%             6.81%              5.34%
    Remaining contract charges          --                --                 --
LORD ABBETT BOND DEBENTURE
 FUND
 2008  Lowest contract charges        0.75%             6.70%            (18.15)%
    Highest contract charges          2.46%             4.95%            (19.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             7.70%              5.39%
    Highest contract charges          2.45%             5.79%              3.62%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             8.82%              8.51%
    Highest contract charges          2.44%            10.04%              6.68%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%            16.70%              4.62%
    Highest contract charges          2.37%            28.38%              3.45%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges      3,443,983     $7.745474     $26,675,280
    Highest contract charges            1,134      7.256097           8,230
    Remaining contract charges     24,046,223            --     180,817,101
 2007  Lowest contract charges      2,618,502     12.274113      32,139,787
    Highest contract charges            4,251     11.696028          49,722
    Remaining contract charges     23,325,418            --     279,981,336
 2006  Lowest contract charges      1,154,086     11.955476      13,797,643
    Highest contract charges            3,691     11.587688          42,773
    Remaining contract charges     12,550,731            --     147,760,310
 2005  Lowest contract charges        218,817     10.271292       2,247,530
    Highest contract charges              366     10.125948           3,704
    Remaining contract charges      2,626,144            --      26,771,660
LORD ABBETT LARGE CAP CORE
 FUND
 2008  Lowest contract charges        253,603      8.935018       2,265,948
    Highest contract charges              647      8.395121           5,433
    Remaining contract charges      1,417,165            --      12,296,207
 2007  Lowest contract charges        255,013     13.100410       3,340,775
    Highest contract charges              647     12.520156           8,102
    Remaining contract charges        977,123            --      12,524,025
 2006  Lowest contract charges        196,797     11.925730       2,346,959
    Highest contract charges           16,504     11.602501         191,485
    Remaining contract charges        725,596            --       8,532,161
 2005  Lowest contract charges         98,962     10.641404       1,053,094
    Highest contract charges               87     10.521696             917
    Remaining contract charges        283,029            --       2,993,465
MFS CORE EQUITY SERIES
 2008  Lowest contract charges         10,826      0.730666           7,910
    Highest contract charges            8,073      4.332204          34,973
    Remaining contract charges        833,379            --       4,087,444
 2007  Lowest contract charges         38,964      1.216627          47,405
    Highest contract charges           10,545      7.308216          77,068
    Remaining contract charges      1,100,576            --       8,965,301
 2006  Lowest contract charges         38,966      1.108918          43,209
    Highest contract charges           11,003      6.748313          74,249
    Remaining contract charges      1,250,462            --       9,266,228
 2005  Lowest contract charges         54,465      0.987187          53,767
    Highest contract charges           11,180      6.086183          68,042
    Remaining contract charges      1,375,299            --       9,098,326
 2004  Lowest contract charges         41,892      0.983525          41,202
    Highest contract charges           10,498      6.142949          64,490
    Remaining contract charges      1,460,226            --       9,725,673

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges        0.75%             1.65%            (36.90)%
    Highest contract charges          2.47%             0.54%            (37.96)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.73%              2.67%
    Highest contract charges          2.44%             1.18%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             2.38%             16.40%
    Highest contract charges          2.44%             2.50%             14.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             3.16%              7.03%
    Highest contract charges          1.36%               --               5.82%
    Remaining contract charges          --                --                 --
LORD ABBETT LARGE CAP CORE
 FUND
 2008  Lowest contract charges        0.75%             0.91%            (31.80)%
    Highest contract charges          2.45%             0.91%            (32.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.70%              9.85%
    Highest contract charges          2.59%             2.94%              8.00%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.80%             12.07%
    Highest contract charges          2.39%             0.97%             10.24%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.75%              6.41%
    Highest contract charges          2.46%             0.37%              5.22%
    Remaining contract charges          --                --                 --
MFS CORE EQUITY SERIES
 2008  Lowest contract charges        1.31%             1.35%            (39.94)%
    Highest contract charges          2.61%             0.76%            (40.72)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.34%              9.71%
    Highest contract charges          2.59%             0.34%              8.30%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.46%             12.33%
    Highest contract charges          2.60%             0.44%             10.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.75%              0.37%
    Highest contract charges          2.59%             0.75%             (0.92)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.30%             11.01%
    Highest contract charges          2.59%             0.43%              9.58%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS GROWTH SERIES
 2008  Lowest contract charges          2,150     $0.842336          $1,811
    Highest contract charges           56,773      3.905447         221,725
    Remaining contract charges      1,341,446            --       5,874,734
 2007  Lowest contract charges         28,797      1.363595          39,267
    Highest contract charges           60,924      6.405207         390,230
    Remaining contract charges      1,557,230            --      11,023,207
 2006  Lowest contract charges         28,800      1.140051          32,834
    Highest contract charges           62,045      5.425208         336,609
    Remaining contract charges      1,796,275            --      10,744,058
 2005  Lowest contract charges         28,806      1.070477          30,836
    Highest contract charges           61,057      5.160816         315,106
    Remaining contract charges      1,849,177            --      10,463,520
 2004  Lowest contract charges         13,538      0.993214          13,446
    Highest contract charges           53,385      4.850916         258,968
    Remaining contract charges      2,016,912            --      10,589,885
MFS INVESTORS GROWTH STOCK
 SERIES
 2008  Lowest contract charges          5,227      0.722254           3,775
    Highest contract charges            4,201      4.297575          18,056
    Remaining contract charges        789,763            --       3,735,737
 2007  Lowest contract charges          5,404      1.159127           6,264
    Highest contract charges           12,387      6.987543          86,554
    Remaining contract charges      1,011,035            --       7,667,402
 2006  Lowest contract charges          5,430      1.054520           5,726
    Highest contract charges           12,945      6.440092          83,365
    Remaining contract charges      1,244,343            --       8,688,201
 2005  Lowest contract charges          5,430      0.993086           5,392
    Highest contract charges           12,841      6.144286          78,898
    Remaining contract charges      1,324,440            --       8,713,830
 2004  Lowest contract charges          6,406      0.962851           6,168
    Highest contract charges           11,018      6.035213          66,497
    Remaining contract charges      1,365,644            --       8,825,246

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS GROWTH SERIES
 2008  Lowest contract charges        1.31%             0.51%            (38.23)%
    Highest contract charges          2.61%             0.25%            (39.03)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              19.61%
    Highest contract charges          2.59%               --              18.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               6.50%
    Highest contract charges          2.60%               --               5.12%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%               --               7.78%
    Highest contract charges          2.59%               --               6.39%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              11.50%
    Highest contract charges          2.57%               --              10.06%
    Remaining contract charges          --                --                 --
MFS INVESTORS GROWTH STOCK
 SERIES
 2008  Lowest contract charges        1.30%             0.58%            (37.69)%
    Highest contract charges          2.61%             0.68%            (38.50)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             0.32%              9.92%
    Highest contract charges          2.59%             0.33%              8.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.29%               --               6.19%
    Highest contract charges          2.60%               --               4.81%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.39%              3.14%
    Highest contract charges          2.58%             0.32%              1.81%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --               7.78%
    Highest contract charges          2.59%               --               6.38%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges          5,307     $0.879327          $4,667
    Highest contract charges           46,079      6.579279         303,165
    Remaining contract charges      1,869,059            --      12,732,487
 2007  Lowest contract charges          5,831      1.331219           7,763
    Highest contract charges           57,113     10.091082         576,328
    Remaining contract charges      2,170,566            --      22,551,785
 2006  Lowest contract charges          6,525      1.222627           7,978
    Highest contract charges           59,456      9.389215         558,248
    Remaining contract charges      2,434,128            --      23,393,700
 2005  Lowest contract charges         32,008      1.096187          35,087
    Highest contract charges           57,289      8.528364         488,583
    Remaining contract charges      2,655,349            --      23,081,261
 2004  Lowest contract charges         34,461      1.034845          35,661
    Highest contract charges           28,540      8.156435         232,783
    Remaining contract charges      2,599,565            --      21,515,221
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges          6,140      8.056854          49,472
    Highest contract charges          264,849     10.566125       2,798,431
    Remaining contract charges     12,852,196            --     138,918,296
 2007  Lowest contract charges        207,915      1.329842         276,494
    Highest contract charges          309,231     13.927118       4,306,697
    Remaining contract charges     15,209,015            --     217,660,744
 2006  Lowest contract charges        259,198      1.292758         335,079
    Highest contract charges          324,746     13.715825       4,454,155
    Remaining contract charges     16,872,811            --     236,283,998
 2005  Lowest contract charges        332,578      1.170452         389,266
    Highest contract charges          331,524     12.580684       4,170,798
    Remaining contract charges     17,558,165            --     224,123,127
 2004  Lowest contract charges        275,820      1.153245         318,088
    Highest contract charges          217,516     12.557976       2,731,557
    Remaining contract charges     16,087,509            --     204,273,585
MFS VALUE SERIES
 2008  Lowest contract charges         42,853      7.292241         312,492
    Highest contract charges            5,324      7.274058          38,730
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges        1.31%             0.85%            (33.95)%
    Highest contract charges          2.61%             0.87%            (34.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.29%             0.83%              8.88%
    Highest contract charges          2.59%             0.81%              7.48%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.53%             11.54%
    Highest contract charges          2.60%             0.52%             10.09%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.56%              5.93%
    Highest contract charges          2.58%             0.48%              4.56%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.61%              9.92%
    Highest contract charges          2.53%             0.14%              8.50%
    Remaining contract charges          --                --                 --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges        0.82%               --             (21.52)%
    Highest contract charges          2.61%             3.16%            (24.13)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.48%              2.87%
    Highest contract charges          2.59%             2.56%              1.54%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.59%             10.45%
    Highest contract charges          2.60%             2.31%              9.02%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             2.06%              1.49%
    Highest contract charges          2.59%             1.91%              0.18%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             1.64%              9.88%
    Highest contract charges          2.57%             0.55%              8.47%
    Remaining contract charges          --                --                 --
MFS VALUE SERIES
 2008  Lowest contract charges        0.82%               --             (30.80)%
    Highest contract charges          1.07%               --             (30.93)%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2008  Lowest contract charges        188,955    $11.600634      $2,192,002
    Highest contract charges           11,757     10.910358         128,268
    Remaining contract charges      1,308,232            --      14,726,806
 2007  Lowest contract charges        263,409     15.230246       4,011,786
    Highest contract charges           23,255     14.482570         336,799
    Remaining contract charges      1,521,990            --      22,602,790
 2006  Lowest contract charges        278,722     14.957667       4,168,996
    Highest contract charges           23,276     14.380670         334,726
    Remaining contract charges      1,669,102            --      24,466,318
 2005  Lowest contract charges        274,202     13.487418       3,698,280
    Highest contract charges           25,650     13.110525         336,279
    Remaining contract charges      1,768,563            --      23,517,328
 2004  Lowest contract charges        243,954     12.750251       3,110,468
    Highest contract charges           23,098     12.531003         289,444
    Remaining contract charges      1,514,545            --      19,145,651
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2008  Lowest contract charges        396,415      1.099033         435,673
    Highest contract charges           85,520     11.834817       1,012,113
    Remaining contract charges      7,738,984            --      95,815,020
 2007  Lowest contract charges        524,392      1.239946         650,218
    Highest contract charges          118,745     13.527056       1,606,274
    Remaining contract charges      9,396,929            --     132,055,171
 2006  Lowest contract charges        891,362      1.191205       1,061,797
    Highest contract charges          118,644     13.165406       1,561,995
    Remaining contract charges     10,214,345            --     138,844,077
 2005  Lowest contract charges      1,129,598      1.163384       1,314,156
    Highest contract charges          110,382     13.026094       1,437,853
    Remaining contract charges     10,686,384            --     142,781,370
 2004  Lowest contract charges        983,600      1.130940       1,112,392
    Highest contract charges           65,379     12.828577         838,716
    Remaining contract charges     10,689,087            --     139,686,101

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF EQUITY AND
 INCOME PORTFOLIO
 2008  Lowest contract charges        1.51%             2.38%            (23.83)%
    Highest contract charges          2.61%             2.34%            (24.67)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             1.82%              1.82%
    Highest contract charges          2.59%             1.79%              0.71%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             1.16%             10.90%
    Highest contract charges          2.60%             1.15%              9.69%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.66%              5.78%
    Highest contract charges          2.59%             0.68%              4.63%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%               --               9.86%
    Highest contract charges          2.57%               --               8.66%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF CORE PLUS
 FIXED INCOME PORTFOLIO
 2008  Lowest contract charges        1.30%             4.67%            (11.36)%
    Highest contract charges          2.61%             4.91%            (12.51)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             4.09%              4.09%
    Highest contract charges          2.59%             3.61%              2.75%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             4.72%              2.39%
    Highest contract charges          2.60%             3.99%              1.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             3.55%              2.87%
    Highest contract charges          2.59%             3.55%              1.54%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             4.53%              3.02%
    Highest contract charges          2.57%             3.27%              1.69%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2008  Lowest contract charges          7,066     $1.497766         $10,583
    Highest contract charges            6,557     18.314140         120,078
    Remaining contract charges        433,576            --       7,606,152
 2007  Lowest contract charges         53,005      1.784655          94,597
    Highest contract charges            7,046     22.107798         155,773
    Remaining contract charges        529,221            --      11,175,592
 2006  Lowest contract charges         53,395      1.697139          90,623
    Highest contract charges            9,285     21.298708         197,757
    Remaining contract charges        620,021            --      12,411,423
 2005  Lowest contract charges         21,642      1.551646          33,580
    Highest contract charges            9,482     19.727481         187,062
    Remaining contract charges        673,492            --      12,239,295
 2004  Lowest contract charges         21,502      1.400388          30,111
    Highest contract charges            7,468     18.037236         134,699
    Remaining contract charges        666,984            --      10,893,914
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2008  Lowest contract charges         68,837      9.891401         680,895
    Highest contract charges           12,207     12.424182         151,662
    Remaining contract charges      4,879,797            --      48,763,600
 2007  Lowest contract charges        105,819     23.038258       2,437,894
    Highest contract charges           11,434     29.399461         336,150
    Remaining contract charges      4,943,228            --     117,176,890
 2006  Lowest contract charges         43,349     16.525505         716,343
    Highest contract charges           12,579     21.482782         270,229
    Remaining contract charges      3,352,293            --      59,869,961
 2005  Lowest contract charges         17,733     12.138274         215,245
    Highest contract charges           10,882     16.076611         174,947
    Remaining contract charges      1,840,437            --      26,058,806
 2004  Lowest contract charges         65,220      1.443391          94,138
    Highest contract charges            4,107     12.326618          50,623
    Remaining contract charges      1,006,507            --      12,426,261

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF EMERGING
 MARKETS DEBT PORTFOLIO
 2008  Lowest contract charges        1.32%             2.35%            (16.08)%
    Highest contract charges          2.60%             7.37%            (17.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             7.16%              5.16%
    Highest contract charges          2.60%             7.16%              3.80%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%            10.04%              9.38%
    Highest contract charges          2.60%             8.89%              7.97%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             5.64%             10.80%
    Highest contract charges          2.59%             7.56%              9.37%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             6.93%              8.64%
    Highest contract charges          2.58%             9.11%              7.24%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF EMERGING
 MARKETS EQUITY PORTFOLIO
 2008  Lowest contract charges        0.75%               --             (57.07)%
    Highest contract charges          2.61%               --             (57.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.35%             39.41%
    Highest contract charges          2.59%             0.44%             36.85%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.76%             36.14%
    Highest contract charges          2.60%             0.79%             33.63%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%             0.11%             34.19%
    Highest contract charges          2.57%             0.34%             30.42%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.66%             21.53%
    Highest contract charges          2.58%             0.92%             19.96%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2008  Lowest contract charges         53,259     $1.059525         $56,430
    Highest contract charges           50,598      8.164682         413,114
    Remaining contract charges      1,567,352            --      13,479,375
 2007  Lowest contract charges         58,548      1.391435          81,465
    Highest contract charges           59,315     10.862917         644,339
    Remaining contract charges      1,983,364            --      22,532,621
 2006  Lowest contract charges         77,194      1.355279         104,619
    Highest contract charges           58,825     10.719109         630,546
    Remaining contract charges      2,393,088            --      26,643,846
 2005  Lowest contract charges         69,187      1.264029          87,455
    Highest contract charges           50,821     10.128146         514,725
    Remaining contract charges      2,800,611            --      29,281,502
 2004  Lowest contract charges        140,656      1.267156         178,234
    Highest contract charges           26,767     10.286162         275,333
    Remaining contract charges      3,320,017            --      34,977,936
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges        338,870      8.222129       2,786,231
    Highest contract charges            3,124      7.702651          24,065
    Remaining contract charges      2,712,186            --      21,522,207
 2007  Lowest contract charges        255,481     15.576117       3,979,396
    Highest contract charges              800     14.842715          11,877
    Remaining contract charges      2,038,347            --      30,934,410
 2006  Lowest contract charges        184,498     12.799102       2,361,411
    Highest contract charges              711     12.405408           8,823
    Remaining contract charges      1,006,632            --      12,676,944
 2005  Lowest contract charges         75,698     11.815831         894,440
    Highest contract charges              127     11.648761           1,478
    Remaining contract charges        369,411            --       4,333,983
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges        308,845      8.180000       2,526,354
    Highest contract charges           62,083     11.484152         712,974
    Remaining contract charges      5,042,149            --      47,528,899
 2007  Lowest contract charges        237,453     14.068913       3,340,712
    Highest contract charges           79,103     20.076072       1,588,068
    Remaining contract charges      5,897,336            --      97,646,483
 2006  Lowest contract charges         98,892     13.156067       1,301,016
    Highest contract charges           87,700     19.105897       1,675,578
    Remaining contract charges      6,088,556            --      94,783,859
 2005  Lowest contract charges         26,978     10.988986         296,462
    Highest contract charges           79,878     16.246380       1,297,736
    Remaining contract charges      6,022,762            --      78,887,992
 2004  Lowest contract charges        606,173      1.115456         676,159
    Highest contract charges           63,047     14.846750         936,040
    Remaining contract charges      4,917,753            --      68,259,547

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN -- UIF HIGH YIELD
 PORTFOLIO
 2008  Lowest contract charges        1.30%             9.12%            (23.85)%
    Highest contract charges          2.61%             9.30%            (24.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             9.49%              2.67%
    Highest contract charges          2.59%             9.41%              1.34%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             8.29%              7.22%
    Highest contract charges          2.60%             8.09%              5.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             8.68%             (0.25)%
    Highest contract charges          2.58%             6.72%             (1.54)%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.31%             4.67%              8.07%
    Highest contract charges          2.58%             6.26%              6.68%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges        0.75%             0.72%            (47.21)%
    Highest contract charges          2.45%             0.72%            (48.11)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --              21.70%
    Highest contract charges          2.44%               --              19.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               8.32%
    Highest contract charges          2.43%               --               6.50%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              24.28%
    Highest contract charges          1.37%               --              22.88%
    Remaining contract charges          --                --                 --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges        0.75%             0.78%            (41.86)%
    Highest contract charges          2.61%             0.88%            (42.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.74%             0.60%              6.94%
    Highest contract charges          2.59%             0.67%              5.08%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.19%             19.72%
    Highest contract charges          2.60%             0.28%             17.60%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.72%             0.04%             13.94%
    Highest contract charges          2.59%             0.32%              9.43%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.29%             0.02%             13.11%
    Highest contract charges          2.57%             0.02%             11.65%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges      3,294,958     $0.639343      $2,106,608
    Highest contract charges           11,279      3.791872          42,768
    Remaining contract charges      5,816,906            --      54,221,748
 2007  Lowest contract charges      3,966,374      1.333634       5,289,691
    Highest contract charges            8,958      8.036551          71,989
    Remaining contract charges      7,434,350            --     142,432,719
 2006  Lowest contract charges      5,235,780      1.100382       5,761,358
    Highest contract charges            8,112      6.733865          54,623
    Remaining contract charges      9,217,191            --     151,778,398
 2005  Lowest contract charges      5,526,725      1.110661       6,138,318
    Highest contract charges            8,086      6.903285          55,822
    Remaining contract charges     11,515,620            --     202,389,241
 2004  Lowest contract charges      5,742,549      0.983629       5,648,538
    Highest contract charges            8,090      6.206381          50,212
    Remaining contract charges     13,996,404            --     227,371,668
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2008  Lowest contract charges      1,732,141      1.037274       1,796,704
    Highest contract charges           51,701     10.373048         536,294
    Remaining contract charges      2,418,192            --      34,802,165
 2007  Lowest contract charges      2,009,582      1.356218       2,725,431
    Highest contract charges           58,545     13.762785         805,748
    Remaining contract charges      3,037,961            --      57,987,061
 2006  Lowest contract charges      2,171,547      1.322920       2,872,785
    Highest contract charges           49,004     13.634590         668,155
    Remaining contract charges      3,704,180            --      70,645,313
 2005  Lowest contract charges      2,451,168      1.189469       2,915,588
    Highest contract charges           53,683     12.453701         668,552
    Remaining contract charges      4,337,373            --      77,937,820
 2004  Lowest contract charges      2,034,268      1.113625       2,265,411
    Highest contract charges           43,393     11.846797         514,066
    Remaining contract charges      4,988,808            --      86,398,590

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges        1.30%             0.41%            (52.06)%
    Highest contract charges          2.61%             0.07%            (52.82)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              21.20%
    Highest contract charges          2.59%               --              19.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.02%             (0.93)%
    Highest contract charges          2.60%               --              (2.45)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%             0.71%             12.92%
    Highest contract charges          2.59%             0.45%             11.23%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.38%              6.90%
    Highest contract charges          2.59%             0.18%              5.19%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- BALANCED
 PORTFOLIO
 2008  Lowest contract charges        1.30%             0.81%            (23.52)%
    Highest contract charges          2.61%             0.77%            (24.63)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             2.57%              2.52%
    Highest contract charges          2.59%             2.42%              0.94%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             2.60%             11.22%
    Highest contract charges          2.60%             2.34%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             2.25%              6.81%
    Highest contract charges          2.59%             2.05%              5.12%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             2.41%              9.50%
    Highest contract charges          2.58%             2.51%              7.84%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges        263,167     $0.758844        $199,703
    Highest contract charges           21,108      2.531990          53,445
    Remaining contract charges      2,769,401            --      10,803,171
 2007  Lowest contract charges        399,955      1.508588         603,368
    Highest contract charges           27,978      5.111479         143,009
    Remaining contract charges      3,238,039            --      25,986,320
 2006  Lowest contract charges        461,734      1.280881         591,423
    Highest contract charges           30,718      4.405475         135,328
    Remaining contract charges      4,067,193            --      28,291,147
 2005  Lowest contract charges        512,110      1.203121         616,130
    Highest contract charges           24,926      4.204831         104,812
    Remaining contract charges      4,897,779            --      33,672,969
 2004  Lowest contract charges        508,885      0.994021         505,842
    Highest contract charges           26,501      3.530842          93,573
    Remaining contract charges      5,532,055            --      33,188,412
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges        638,658      0.995874         636,023
    Highest contract charges            7,651      5.453858          41,726
    Remaining contract charges      1,519,356            --      18,473,286
 2007  Lowest contract charges        879,375      1.942474       1,708,164
    Highest contract charges            9,506     10.806114         102,719
    Remaining contract charges      1,855,953            --      43,878,117
 2006  Lowest contract charges      1,207,626      1.600730       1,933,080
    Highest contract charges            9,825      9.042643          88,843
    Remaining contract charges      2,093,762            --      44,333,527
 2005  Lowest contract charges      1,218,274      1.465011       1,784,786
    Highest contract charges           10,389      8.405217          87,323
    Remaining contract charges      2,562,494            --      52,072,482
 2004  Lowest contract charges      1,329,229      1.250444       1,662,127
    Highest contract charges            2,901      7.285686          21,134
    Remaining contract charges      2,852,600            --      53,468,881

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges        1.30%               --             (49.70)%
    Highest contract charges          2.61%               --             (50.47)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%               --              17.78%
    Highest contract charges          2.59%               --              16.03%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               6.46%
    Highest contract charges          2.60%               --               4.77%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              21.04%
    Highest contract charges          2.59%               --              19.09%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              21.01%
    Highest contract charges          2.58%               --              19.27%
    Remaining contract charges          --                --                 --
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges        1.31%             0.73%            (48.73)%
    Highest contract charges          2.61%             0.48%            (49.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.41%             21.35%
    Highest contract charges          2.59%             0.15%             19.50%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%               --               9.26%
    Highest contract charges          2.60%               --               7.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.30%               --              17.16%
    Highest contract charges          2.58%               --              15.37%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%               --              20.73%
    Highest contract charges          2.56%               --              18.82%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2008  Lowest contract charges                  599,452       $1.081452          $648,278
    Highest contract charges                     24,062        8.586317           206,605
    Remaining contract charges                2,646,685              --        26,099,174
 2007  Lowest contract charges                  831,886        1.397865         1,162,864
    Highest contract charges                     25,268       11.282737           285,091
    Remaining contract charges                3,268,660              --        42,126,286
 2006  Lowest contract charges                  913,616        1.363163         1,245,403
    Highest contract charges                     24,019       11.173114           268,368
    Remaining contract charges                3,708,222              --        47,365,201
 2005  Lowest contract charges                  898,042        1.305789         1,172,653
    Highest contract charges                     22,011       10.851070           238,842
    Remaining contract charges                4,334,562              --        53,822,165
 2004  Lowest contract charges                  771,563        1.285868           992,128
    Highest contract charges                     15,675       10.852128           170,103
    Remaining contract charges                4,933,457              --        61,312,429
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2008  Lowest contract charges                3,785,263        0.767650         2,905,757
    Highest contract charges                     46,858        7.563094           354,390
    Remaining contract charges                6,390,035              --        87,339,205
 2007  Lowest contract charges                4,723,678        1.226769         5,794,862
    Highest contract charges                     56,244       12.275072           690,404
    Remaining contract charges                7,932,355              --       174,098,555
 2006  Lowest contract charges                6,191,248        1.191924         7,379,498
    Highest contract charges                     62,104       12.119250           752,655
    Remaining contract charges                9,930,693              --       219,462,327
 2005  Lowest contract charges                6,575,504        1.085444         7,137,341
    Highest contract charges                     62,934       11.207657           705,339
    Remaining contract charges               12,733,934              --       265,894,212
 2004  Lowest contract charges                6,945,112        1.041591         7,233,966
    Highest contract charges                     43,862       10.922263           479,068
    Remaining contract charges               15,466,073              --       319,436,384

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2008  Lowest contract charges                1.30%              2.50%             (22.64)%
    Highest contract charges                  2.60%              2.15%             (23.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              6.13%               2.55%
    Highest contract charges                  2.59%              5.92%               0.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              6.44%               4.39%
    Highest contract charges                  2.60%              6.17%               2.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              6.94%               1.55%
    Highest contract charges                  2.59%              6.76%              (0.01)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.29%              7.63%               5.62%
    Highest contract charges                  2.57%              6.31%               3.88%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2008  Lowest contract charges                1.30%              0.45%             (37.43)%
    Highest contract charges                  2.61%              0.38%             (38.39)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.16%               2.92%
    Highest contract charges                  2.60%              0.92%               1.29%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              1.33%               9.81%
    Highest contract charges                  2.60%              1.09%               8.13%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              1.27%               4.21%
    Highest contract charges                  2.59%              1.06%               2.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              1.62%               6.89%
    Highest contract charges                  2.58%              1.88%               5.26%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 2008  Lowest contract charges                1,153,393       $0.911411        $1,051,215
    Highest contract charges                     17,135        6.242001           106,957
    Remaining contract charges                1,986,148              --        22,472,293
 2007  Lowest contract charges                1,616,915        1.696135         2,742,506
    Highest contract charges                     20,172       11.805397           238,137
    Remaining contract charges                2,519,889              --        53,387,964
 2006  Lowest contract charges                2,046,311        1.475550         3,019,433
    Highest contract charges                     21,647       10.431601           225,817
    Remaining contract charges                3,115,055              --        58,932,820
 2005  Lowest contract charges                2,264,200        1.229415         2,783,641
    Highest contract charges                     21,263        8.822506           187,590
    Remaining contract charges                3,773,386              --        61,355,797
 2004  Lowest contract charges                2,323,692        1.125673         2,615,718
    Highest contract charges                     20,750        8.207970           170,319
    Remaining contract charges                4,525,620              --        69,088,206
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges                  463,575        0.697147           323,180
    Highest contract charges                     90,880        4.092333           371,911
    Remaining contract charges                3,463,897              --        19,341,712
 2007  Lowest contract charges                  667,760        1.376764           919,348
    Highest contract charges                    116,885        8.205665           959,119
    Remaining contract charges                3,808,451              --        43,882,413
 2006  Lowest contract charges                  871,625        1.143977           997,120
    Highest contract charges                    124,530        6.926968           862,617
    Remaining contract charges                4,573,711              --        45,388,744
 2005  Lowest contract charges                  891,071        1.115013           993,556
    Highest contract charges                    108,792        6.852504           745,499
    Remaining contract charges                4,262,311              --        46,830,657
 2004  Lowest contract charges                  704,230        0.977539           688,413
    Highest contract charges                     39,724        6.104294           242,487
    Remaining contract charges                3,339,723              --        39,697,986

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 2008  Lowest contract charges                1.30%              1.02%             (46.27)%
    Highest contract charges                  2.61%              0.67%             (47.13)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              0.65%              14.95%
    Highest contract charges                  2.59%              0.43%              13.17%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              0.74%              20.02%
    Highest contract charges                  2.60%              0.55%              18.24%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              0.65%               9.22%
    Highest contract charges                  2.59%              0.46%               7.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              0.25%               6.77%
    Highest contract charges                  2.58%              0.11%               5.13%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges                1.31%              0.35%             (49.36)%
    Highest contract charges                  2.61%                --              (50.13)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%                --               20.35%
    Highest contract charges                  2.59%                --               18.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%                --                2.60%
    Highest contract charges                  2.60%                --                1.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.29%              0.35%              14.06%
    Highest contract charges                  2.59%              0.27%              12.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              0.22%               6.25%
    Highest contract charges                  2.54%              0.02%               4.63%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges                  814,432       $1.083695          $882,596
    Highest contract charges                    439,819       10.165174         4,470,835
    Remaining contract charges               17,573,635              --       193,917,403
 2007  Lowest contract charges                  569,155        1.072322           610,317
    Highest contract charges                     74,895       10.215179           765,068
    Remaining contract charges                9,962,218              --       112,822,944
 2006  Lowest contract charges                  891,930        1.035260           923,394
    Highest contract charges                     46,293       10.017061           463,720
    Remaining contract charges                9,998,240              --       111,913,167
 2005  Lowest contract charges                  621,325        1.002738           623,026
    Highest contract charges                     33,656        9.853007           331,613
    Remaining contract charges                6,945,986              --        80,170,557
 2004  Lowest contract charges                  633,558        0.988854           626,496
    Highest contract charges                     15,700        9.867901           154,929
    Remaining contract charges                7,763,998              --        90,791,693
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2008  Lowest contract charges                  622,256        1.253489           779,992
    Highest contract charges                     12,811        7.453289            95,483
    Remaining contract charges                2,276,294              --        32,785,002
 2007  Lowest contract charges                  826,001        1.895936         1,566,045
    Highest contract charges                     14,385       11.449522           164,696
    Remaining contract charges                2,633,494              --        59,339,068
 2006  Lowest contract charges                1,216,657        1.602471         1,949,656
    Highest contract charges                     14,837        9.826005           145,786
    Remaining contract charges                3,095,541              --        61,810,435
 2005  Lowest contract charges                1,235,797        1.347218         1,664,888
    Highest contract charges                     15,604        8.392261           130,955
    Remaining contract charges                3,745,293              --        67,538,315
 2004  Lowest contract charges                1,160,935        1.173772         1,362,673
    Highest contract charges                     16,771        7.424930           124,523
    Remaining contract charges                4,351,463              --        70,258,536

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges                1.30%              2.31%               1.06%
    Highest contract charges                  2.59%              1.66%              (0.49)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              4.84%               3.58%
    Highest contract charges                  2.58%              4.52%               1.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              4.44%               3.24%
    Highest contract charges                  2.59%              4.42%               1.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              2.72%               1.40%
    Highest contract charges                  2.59%              2.54%              (0.15)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              0.91%              (0.44)%
    Highest contract charges                  2.59%              0.94%              (1.97)%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2008  Lowest contract charges                1.30%              0.65%             (33.89)%
    Highest contract charges                  2.60%              0.53%             (34.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.77%              18.31%
    Highest contract charges                  2.59%              1.58%              16.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              2.11%              18.95%
    Highest contract charges                  2.60%              1.84%              17.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              2.15%              14.78%
    Highest contract charges                  2.59%              1.87%              13.03%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              2.34%              22.83%
    Highest contract charges                  2.58%              2.31%              20.97%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- EQUALLY WEIGHTED S&P
 500 PORTFOLIO
 2008  Lowest contract charges                1,757,401       $0.890452        $1,564,881
    Highest contract charges                     92,635        8.893738           823,868
    Remaining contract charges                5,949,424              --        72,053,274
 2007  Lowest contract charges                2,269,373        1.504079         3,413,316
    Highest contract charges                    121,169       15.263891         1,849,503
    Remaining contract charges                7,407,375              --       152,028,597
 2006  Lowest contract charges                2,757,833        1.501713         4,141,475
    Highest contract charges                    132,180       15.474905         2,045,475
    Remaining contract charges                8,679,884              --       184,885,143
 2005  Lowest contract charges                3,013,813        1.315013         3,963,204
    Highest contract charges                    156,214       13.770088         2,151,077
    Remaining contract charges                9,439,482              --       187,033,465
 2004  Lowest contract charges                2,942,136        1.235637         3,635,413
    Highest contract charges                     95,261       13.138524         1,251,585
    Remaining contract charges                9,036,144              --       184,356,586
VAN KAMPEN -- UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2008  Lowest contract charges                  104,163        8.196631           853,785
    Highest contract charges                     36,380        7.779124           283,002
    Remaining contract charges                1,033,313              --         8,235,142
 2007  Lowest contract charges                  106,050       13.969089         1,481,427
    Highest contract charges                     45,926       13.404473           615,617
    Remaining contract charges                1,069,893              --        14,618,811
 2006  Lowest contract charges                  132,946       13.772179         1,830,946
    Highest contract charges                     46,174       13.361686           616,966
    Remaining contract charges                1,159,866              --        15,715,755
 2005  Lowest contract charges                   61,604       12.500760           770,096
    Highest contract charges                     38,133       12.262332           467,602
    Remaining contract charges                  819,043              --        10,130,785
 2004  Lowest contract charges                    5,503       11.241435            61,863
    Highest contract charges                     20,510       11.148935           228,666
    Remaining contract charges                  230,988              --         2,584,365

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- EQUALLY WEIGHTED S&P
 500 PORTFOLIO
 2008  Lowest contract charges                1.30%              2.06%             (40.80)%
    Highest contract charges                  2.61%              1.81%             (41.73)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.30%              1.50%               0.16%
    Highest contract charges                  2.59%              1.20%              (1.36)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.30%              1.30%              14.20%
    Highest contract charges                  2.60%              1.01%              12.38%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.30%              0.94%               6.42%
    Highest contract charges                  2.59%              0.77%               4.81%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.30%              0.82%              15.14%
    Highest contract charges                  2.57%              0.65%              13.35%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2008  Lowest contract charges                1.50%                --              (41.32)%
    Highest contract charges                  2.61%                --              (41.97)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.50%                --                1.43%
    Highest contract charges                  2.60%                --                0.32%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.50%                --               10.17%
    Highest contract charges                  2.60%                --                8.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.47%                --               11.20%
    Highest contract charges                  2.58%                --                9.99%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.08%                --               12.41%
    Highest contract charges                  1.92%                --               11.49%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF GLOBAL FRANCHISE
 PORTFOLIO
 2008  Lowest contract charges                   66,619      $13.585555          $905,052
    Highest contract charges                     61,670       12.777273           787,977
    Remaining contract charges                1,493,199              --        19,656,530
 2007  Lowest contract charges                  109,723       19.407659         2,129,476
    Highest contract charges                     90,791       18.455152         1,675,556
    Remaining contract charges                1,873,920              --        35,429,095
 2006  Lowest contract charges                  110,234       17.945559         1,978,215
    Highest contract charges                     82,546       17.253444         1,424,197
    Remaining contract charges                1,901,413              --        33,426,027
 2005  Lowest contract charges                   78,056       14.991994         1,170,214
    Highest contract charges                     74,780       14.573126         1,089,780
    Remaining contract charges                1,703,288              --        25,142,153
 2004  Lowest contract charges                   38,080       13.590845           517,536
    Highest contract charges                     24,431       13.357186           326,324
    Remaining contract charges                  828,589              --        11,157,148
OPPENHEIMER MIDCAP FUND
 2008  Lowest contract charges                   15,668        6.018009            94,288
    Highest contract charges                        517        5.637671             2,913
    Remaining contract charges                  494,319              --         2,877,778
 2007  Lowest contract charges                   13,675       11.938399           163,259
    Highest contract charges                        517       11.376060             5,877
    Remaining contract charges                  489,745              --         5,704,321
 2006  Lowest contract charges                    1,729       11.343436            19,602
    Highest contract charges                      1,858       10.994400            20,425
    Remaining contract charges                  311,478              --         3,474,115
 2005  Lowest contract charges                      724       11.128286             8,061
    Highest contract charges                      1,858       10.970872            20,382
    Remaining contract charges                  103,319              --         1,140,671
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                  182,835        6.908280         1,263,075
    Highest contract charges                      3,919        6.471717            25,361
    Remaining contract charges               11,601,628              --        77,622,959
 2007  Lowest contract charges                  131,777       12.809096         1,687,942
    Highest contract charges                      3,128       12.205811            38,179
    Remaining contract charges                8,880,148              --       111,023,203
 2006  Lowest contract charges                   61,339       11.334601           695,273
    Highest contract charges                      2,879       10.985837            31,623
    Remaining contract charges                5,525,571              --        61,589,138
 2005  Lowest contract charges                   31,233       10.605266           331,235
    Highest contract charges                      2,595       10.455204            27,132
    Remaining contract charges                2,108,342              --        22,178,068

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN -- UIF GLOBAL FRANCHISE
 PORTFOLIO
 2008  Lowest contract charges                1.51%              1.83%             (30.00)%
    Highest contract charges                  2.61%              1.83%             (30.77)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.50%                --                8.15%
    Highest contract charges                  2.59%                --                6.97%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.50%              1.34%              19.70%
    Highest contract charges                  2.60%              1.36%              18.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.49%                --               10.31%
    Highest contract charges                  2.58%                --                9.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.49%              0.22%              11.09%
    Highest contract charges                  2.56%              0.26%               9.88%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MIDCAP FUND
 2008  Lowest contract charges                0.75%                --              (49.59)%
    Highest contract charges                  2.46%                --              (50.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%                --                5.25%
    Highest contract charges                  2.47%                --                3.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%                --                1.93%
    Highest contract charges                  2.47%                --                0.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --               17.17%
    Highest contract charges                  2.39%                --               15.86%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                0.75%                --              (46.07)%
    Highest contract charges                  2.45%                --              (46.98)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.01%              13.01%
    Highest contract charges                  2.44%              0.01%              11.11%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.15%               6.88%
    Highest contract charges                  2.45%              0.19%               5.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --                9.22%
    Highest contract charges                  2.39%                --                7.99%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges                2,043,940       $8.372758       $17,113,418
    Highest contract charges                      4,694        5.999599            28,160
    Remaining contract charges               26,951,930              --       218,782,165
 2007  Lowest contract charges                1,656,358       14.137670        23,417,039
    Highest contract charges                      1,387       10.304583            14,295
    Remaining contract charges               25,662,095              --       354,414,242
 2006  Lowest contract charges                  723,831       13.427502         9,719,222
    Highest contract charges                    206,802       13.026465         2,693,904
    Remaining contract charges               13,770,335              --       182,005,470
 2005  Lowest contract charges                   92,592       11.527071         1,067,313
    Highest contract charges                     96,913       11.368801         1,101,787
    Remaining contract charges                2,746,868              --        31,411,985
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges                   51,049        7.519888           383,885
    Highest contract charges                      2,519        7.044732            17,747
    Remaining contract charges                1,584,583              --        11,438,545
 2007  Lowest contract charges                   56,859       12.344736           701,911
    Highest contract charges                      2,943       11.763316            34,614
    Remaining contract charges                1,592,072              --        19,181,768
 2006  Lowest contract charges                   33,525       11.941867           400,364
    Highest contract charges                      8,311       11.574490            96,192
    Remaining contract charges                  998,724              --        11,723,654
 2005  Lowest contract charges                   32,157       10.484476           337,148
    Highest contract charges                      8,050       10.336121            83,210
    Remaining contract charges                  359,481              --         3,737,933
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges                   97,748        7.519269           734,996
    Highest contract charges                      1,083        7.044132             7,627
    Remaining contract charges               15,540,126              --       113,056,323
 2007  Lowest contract charges                  112,489       12.219796         1,374,592
    Highest contract charges                      1,129       11.644211            13,151
    Remaining contract charges               14,978,099              --       178,577,475
 2006  Lowest contract charges                   68,091       12.485517           850,137
    Highest contract charges                      6,248       12.101367            75,613
    Remaining contract charges               10,082,985              --       123,766,649
 2005  Lowest contract charges                   12,441       10.971347           136,496
    Highest contract charges                      5,832       10.816124            63,083
    Remaining contract charges                2,777,040              --        30,219,289

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges                0.75%              1.18%             (40.78)%
    Highest contract charges                  2.45%              1.30%             (41.78)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              0.85%               5.29%
    Highest contract charges                  1.80%                --               (1.60)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.35%              16.49%
    Highest contract charges                  2.40%              0.69%              14.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --               19.81%
    Highest contract charges                  2.33%                --               18.50%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges                0.75%              1.22%             (39.08)%
    Highest contract charges                  2.46%              1.31%             (40.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.63%               3.37%
    Highest contract charges                  2.45%              1.05%               1.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              1.09%              13.90%
    Highest contract charges                  2.45%              0.97%              11.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --                9.14%
    Highest contract charges                  2.39%                --                7.91%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges                0.75%              0.29%             (38.47)%
    Highest contract charges                  2.46%              0.28%             (39.51)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.14%              (2.13)%
    Highest contract charges                  2.45%              0.22%              (3.78)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.01%              13.80%
    Highest contract charges                  2.46%              0.02%              11.88%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%                --               17.80%
    Highest contract charges                  2.39%                --               16.48%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2008  Lowest contract charges                  415,676      $12.954271        $5,384,784
    Highest contract charges                     17,075        9.394683           160,417
    Remaining contract charges                3,869,327              --        45,119,497
 2007  Lowest contract charges                  381,212       18.865269         7,191,676
    Highest contract charges                     16,940       13.916279           235,739
    Remaining contract charges                3,572,670              --        61,805,263
 2006  Lowest contract charges                  103,180       18.253223         1,883,376
    Highest contract charges                      3,408       13.695602            46,676
    Remaining contract charges                1,699,537              --        28,308,569
 2005  Lowest contract charges                   14,738       17.301813           254,999
    Highest contract charges                      1,099       13.204279            14,506
    Remaining contract charges                  572,567              --         8,941,378
PUTNAM VT GLOBAL ASSET ALLOCATION
 2008  Lowest contract charges                   43,135       25.458789         1,098,169
    Highest contract charges                     46,631        7.314486           341,078
    Remaining contract charges                  679,258              --        10,651,901
 2007  Lowest contract charges                   47,948       38.469378         1,844,542
    Highest contract charges                     44,727       11.236730           502,580
    Remaining contract charges                  646,439              --        15,829,489
 2006  Lowest contract charges                   29,464       37.652345         1,109,417
    Highest contract charges                     54,797       11.181051           612,685
    Remaining contract charges                  428,260              --         9,287,712
 2005  Lowest contract charges                   12,977       33.613874           436,206
    Highest contract charges                     31,781       10.147839           322,506
    Remaining contract charges                   95,742              --         2,477,510
PUTNAM VT GROWTH AND INCOME
 2008  Lowest contract charges                   16,433       33.886310           556,867
    Highest contract charges                     16,783        6.669551           111,932
    Remaining contract charges                  309,665              --         5,430,085
 2007  Lowest contract charges                   25,149       55.693138         1,400,633
    Highest contract charges                     20,908       11.144502           233,005
    Remaining contract charges                  340,573              --         9,644,633
 2006  Lowest contract charges                   14,976       59.718647           894,403
    Highest contract charges                     22,193       12.148945           269,616
    Remaining contract charges                  240,346              --         6,943,688
 2005  Lowest contract charges                    6,142       51.909104           318,801
    Highest contract charges                     14,186       10.735847           152,301
    Remaining contract charges                   71,064              --         2,048,597
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME
 2008  Lowest contract charges                   46,343        5.235104           242,611
    Highest contract charges                      7,273        5.125422            37,275
    Remaining contract charges                  118,274              --           613,319
 2007  Lowest contract charges                    3,762        9.771491            36,756
    Highest contract charges                      1,190        9.734619            11,582
    Remaining contract charges                   19,462              --           189,748

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 2008  Lowest contract charges                0.75%              6.04%             (31.33)%
    Highest contract charges                  2.45%              6.02%             (32.49)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.74%              3.32%               3.35%
    Highest contract charges                  2.43%              2.78%               1.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              3.29%               5.50%
    Highest contract charges                  2.45%              5.97%               3.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --                2.19%
    Highest contract charges                  2.40%                --                1.04%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL ASSET ALLOCATION
 2008  Lowest contract charges                0.75%              3.74%             (33.82)%
    Highest contract charges                  2.40%              3.81%             (34.91)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.45%               2.17%
    Highest contract charges                  2.40%              0.50%               0.50%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              2.41%              12.01%
    Highest contract charges                  2.39%              2.71%              10.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%                --                7.04%
    Highest contract charges                  2.35%                --                5.87%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GROWTH AND INCOME
 2008  Lowest contract charges                0.75%              2.31%             (39.16)%
    Highest contract charges                  2.41%              2.16%             (40.15)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              1.12%              (6.74)%
    Highest contract charges                  2.39%              1.11%              (8.27)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              1.31%              15.05%
    Highest contract charges                  2.40%              1.35%              13.16%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%                --                8.12%
    Highest contract charges                  2.36%                --                6.94%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME
 2008  Lowest contract charges                0.75%              1.98%             (46.43)%
    Highest contract charges                  2.38%              0.39%             (47.30)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.20%                --               (1.06)%
    Highest contract charges                  0.56%                --               (1.24)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 2008  Lowest contract charges                  146,356      $14.834573        $2,171,135
    Highest contract charges                      4,316        5.617009            24,245
    Remaining contract charges                9,736,546              --       103,757,433
 2007  Lowest contract charges                  153,023       26.666709         4,080,629
    Highest contract charges                      4,289       10.270794            44,051
    Remaining contract charges                9,141,993              --       176,142,686
 2006  Lowest contract charges                   63,066       24.793041         1,563,620
    Highest contract charges                    282,850       12.560151         3,552,633
    Remaining contract charges                6,914,868              --       122,230,683
 2005  Lowest contract charges                   18,888       19.558296           369,410
    Highest contract charges                    139,793       10.073002         1,408,139
    Remaining contract charges                2,821,734              --        37,304,941
PUTNAM VT INVESTORS
 2008  Lowest contract charges                   97,311        6.344414           617,379
    Highest contract charges                        807        4.299982             3,469
    Remaining contract charges               10,041,026              --        55,823,970
 2007  Lowest contract charges                  106,516       10.573923         1,126,293
    Highest contract charges                        753        7.289828             5,488
    Remaining contract charges                4,916,487              --        45,714,453
 2006  Lowest contract charges                   66,801       11.233877           750,433
    Highest contract charges                     16,852        7.889516           132,952
    Remaining contract charges                  718,428              --         6,978,839
 2005  Lowest contract charges                   17,011        9.934290           168,989
    Highest contract charges                     14,449        7.092883           102,482
    Remaining contract charges                  101,205              --           873,168
PUTNAM VT NEW VALUE
 2008  Lowest contract charges                  616,739       11.537165         7,115,420
    Highest contract charges                        495        7.952811             3,935
    Remaining contract charges                  890,007              --         9,551,389
 2007  Lowest contract charges                  430,085       21.041934         9,049,824
    Highest contract charges                        496       14.754219             7,313
    Remaining contract charges                  945,187              --        18,477,612
 2006  Lowest contract charges                  148,729       22.290074         3,315,170
    Highest contract charges                      3,839       15.897471            61,038
    Remaining contract charges                  677,775              --        14,136,364
 2005  Lowest contract charges                   56,706       19.357998         1,097,720
    Highest contract charges                      3,839       14.042955            53,917
    Remaining contract charges                  301,080              --         5,440,789

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 2008  Lowest contract charges                0.75%              2.16%             (44.37)%
    Highest contract charges                  2.46%              2.12%             (45.31)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              2.18%               7.56%
    Highest contract charges                  1.85%                --               (1.78)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.46%              26.77%
    Highest contract charges                  2.40%              0.52%              24.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --               14.66%
    Highest contract charges                  2.35%                --               13.41%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INVESTORS
 2008  Lowest contract charges                0.75%              0.26%             (40.00)%
    Highest contract charges                  2.46%              0.25%             (41.01)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.30%              (5.88)%
    Highest contract charges                  2.44%                --               (7.46)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.26%              13.08%
    Highest contract charges                  2.40%              0.40%              11.23%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.72%                --               13.42%
    Highest contract charges                  2.36%                --               12.18%
    Remaining contract charges                  --                 --                  --
PUTNAM VT NEW VALUE
 2008  Lowest contract charges                0.75%              1.71%             (45.17)%
    Highest contract charges                  2.46%              1.88%             (46.10)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.75%              0.83%              (5.60)%
    Highest contract charges                  2.44%              1.49%              (7.19)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.75%              0.82%              15.15%
    Highest contract charges                  2.45%              1.05%              13.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.73%                --                9.05%
    Highest contract charges                  2.42%                --                7.82%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges         99,828    $14.109315      $1,408,509
    Highest contract charges              462     11.385034           5,256
    Remaining contract charges      4,829,138            --      63,475,722
 2007  Lowest contract charges        108,047     23.443202       2,532,960
    Highest contract charges            1,062     19.242065          20,432
    Remaining contract charges      5,491,727            --     120,977,961
 2006  Lowest contract charges         82,053     27.061733       2,220,481
    Highest contract charges            1,047     22.593352          23,660
    Remaining contract charges      4,143,332            --     105,687,390
 2005  Lowest contract charges         38,348     23.245262         891,403
    Highest contract charges              306     19.739785           6,045
    Remaining contract charges      1,405,303            --      30,930,487
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2008  Lowest contract charges        185,458      8.138466       1,509,347
    Highest contract charges           15,509      7.104520         110,182
    Remaining contract charges      1,391,190            --      10,856,994
 2007  Lowest contract charges        208,248     13.832698       2,880,632
    Highest contract charges           15,509     12.282903         190,492
    Remaining contract charges      1,918,474            --      25,573,445
 2006  Lowest contract charges        170,613     13.805165       2,355,313
    Highest contract charges           73,393     12.487367         916,485
    Remaining contract charges      1,101,888            --      14,819,473
 2005  Lowest contract charges         68,544     12.427584         851,831
    Highest contract charges            9,810     11.428257         112,112
    Remaining contract charges        270,851            --       3,320,197
PUTNAM VT VISTA
 2008  Lowest contract charges         12,320      9.191769         113,242
    Highest contract charges           11,630      3.469148          40,347
    Remaining contract charges        185,986            --       1,144,540
 2007  Lowest contract charges         17,238     17.006719         293,156
    Highest contract charges           15,968      6.525817         104,205
    Remaining contract charges        265,452            --       2,803,897
 2006  Lowest contract charges         14,668     16.505957         242,112
    Highest contract charges           11,934      6.439048          76,844
    Remaining contract charges        180,358            --       1,987,505
 2005  Lowest contract charges          5,118     15.770447          80,710
    Highest contract charges           13,117      6.254512          82,042
    Remaining contract charges         64,007            --         701,094

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges        0.75%             1.45%            (39.82)%
    Highest contract charges          2.46%             1.53%            (40.83)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             0.53%            (13.37)%
    Highest contract charges          2.45%             0.57%            (14.83)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.27%             16.42%
    Highest contract charges          2.45%             0.21%             14.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --              14.65%
    Highest contract charges          2.43%               --              13.36%
    Remaining contract charges          --                --                 --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2008  Lowest contract charges        0.75%             4.73%            (41.17)%
    Highest contract charges          2.46%             4.60%            (42.16)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             2.56%              0.20%
    Highest contract charges          2.42%               --              (1.49)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             1.93%             11.09%
    Highest contract charges          2.39%             0.39%              9.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               4.85%
    Highest contract charges          2.36%               --               3.70%
    Remaining contract charges          --                --                 --
PUTNAM VT VISTA
 2008  Lowest contract charges        0.75%               --             (45.95)%
    Highest contract charges          2.42%               --             (46.84)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --               3.03%
    Highest contract charges          2.39%               --               1.35%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%               --               4.66%
    Highest contract charges          2.40%               --               2.95%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.71%               --              17.35%
    Highest contract charges          2.36%               --              16.07%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT VOYAGER
 2008  Lowest contract charges            354    $36.445963         $12,914
    Highest contract charges           11,583      4.176328          48,374
    Remaining contract charges        214,626            --       1,758,201
 2007  Lowest contract charges            668     58.316205          38,939
    Highest contract charges              779      6.780291           5,280
    Remaining contract charges        206,033            --       2,973,855
 2006  Lowest contract charges            574     55.681359          32,063
    Highest contract charges              779      6.584955           5,128
    Remaining contract charges        190,493            --       2,513,079
 2005  Lowest contract charges            258     53.208384          13,747
    Highest contract charges           16,928      6.406829         108,456
    Remaining contract charges         57,583            --       1,018,206
VAN KAMPEN LIT ENTERPRISE
 PORTFOLIO
 2008  Lowest contract charges        188,426      0.656838         123,765
    Highest contract charges           12,302      3.510529          43,188
    Remaining contract charges      1,132,386            --       5,079,716
 2007  Lowest contract charges        206,473      1.166429         240,836
    Highest contract charges           13,071      6.329218          82,728
    Remaining contract charges      1,432,898            --      11,423,707
 2006  Lowest contract charges        231,435      1.048697         242,707
    Highest contract charges           13,394      5.776113          77,368
    Remaining contract charges      1,761,252            --      12,859,785
 2005  Lowest contract charges        304,766      0.992186         302,385
    Highest contract charges           16,314      5.552645          90,589
    Remaining contract charges      2,138,036            --      15,139,548
 2004  Lowest contract charges        221,405      0.929417         205,777
    Highest contract charges           10,454      5.282739          55,225
    Remaining contract charges      2,472,991            --      16,710,009
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2008  Lowest contract charges      1,832,525     11.559974      21,183,941
    Highest contract charges          170,721     10.728106       1,831,515
    Remaining contract charges     11,817,340            --     124,729,396
 2007  Lowest contract charges      1,536,034     17.180850      26,390,363
    Highest contract charges          224,766     16.242615       3,650,783
    Remaining contract charges     13,473,316            --     210,670,699
 2006  Lowest contract charges        709,821     16.884100      11,984,674
    Highest contract charges          240,737     16.260056       3,914,398
    Remaining contract charges     12,984,579            --     196,567,309
 2005  Lowest contract charges        225,075     14.668103       3,301,424
    Highest contract charges          216,156     14.389633       3,110,407
    Remaining contract charges     11,667,711            --     153,092,960
 2004  Lowest contract charges        856,405      1.156077         990,071
    Highest contract charges          148,989     13.460455       2,005,455
    Remaining contract charges      8,473,137            --     114,156,936

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT VOYAGER
 2008  Lowest contract charges        0.75%               --             (37.50)%
    Highest contract charges          2.41%               --             (38.53)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%               --               4.73%
    Highest contract charges          2.45%               --               2.97%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.10%              4.65%
    Highest contract charges          2.46%             0.14%              2.88%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.64%               --              13.36%
    Highest contract charges          2.36%               --              12.12%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT ENTERPRISE
 PORTFOLIO
 2008  Lowest contract charges        1.30%             1.06%            (43.69)%
    Highest contract charges          2.61%             0.72%            (44.54)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.30%             0.38%             11.23%
    Highest contract charges          2.59%             0.15%              9.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.30%             0.48%              5.70%
    Highest contract charges          2.61%             0.17%              4.03%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.29%             0.65%              6.75%
    Highest contract charges          2.58%             0.43%              5.11%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.33%              2.71%
    Highest contract charges          2.55%               --               1.13%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2008  Lowest contract charges        0.75%             1.74%            (32.72)%
    Highest contract charges          2.61%             1.96%            (33.95)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.05%              1.76%
    Highest contract charges          2.59%             1.38%             (0.11)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.67%             15.11%
    Highest contract charges          2.60%             0.93%             13.00%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               9.99%
    Highest contract charges          2.59%             0.75%              6.90%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.30%             0.73%             12.90%
    Highest contract charges          2.56%             0.10%             11.19%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2008  Lowest contract charges      1,168,736    $10.472431     $12,239,512
    Highest contract charges          289,610      9.718718       2,814,639
    Remaining contract charges     13,062,547            --     132,657,009
 2007  Lowest contract charges      1,156,424     16.435250      19,006,123
    Highest contract charges          392,284     15.537611       6,095,161
    Remaining contract charges     15,420,638            --     248,107,222
 2006  Lowest contract charges        741,739     16.953685      12,575,188
    Highest contract charges          417,001     16.327017       6,808,385
    Remaining contract charges     14,102,535            --     236,130,834
 2005  Lowest contract charges        297,759     14.719590       4,382,887
    Highest contract charges          396,170     14.440094       5,720,729
    Remaining contract charges      9,719,112            --     142,570,772
 2004  Lowest contract charges        150,900     14.484780       2,185,754
    Highest contract charges          264,888     14.235396       3,770,787
    Remaining contract charges      4,596,310            --      65,939,052
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges         15,971      7.691740         122,845
    Highest contract charges           15,774      7.233687         114,101
    Remaining contract charges        210,027            --       1,565,730
 2007  Lowest contract charges         19,361     15.344436         297,088
    Highest contract charges           22,244     14.590661         324,551
    Remaining contract charges        250,608            --       3,749,989
 2006  Lowest contract charges         21,397     13.353671         285,746
    Highest contract charges           24,631     12.838045         316,216
    Remaining contract charges        289,264            --       3,785,673
 2005  Lowest contract charges         22,539     13.208819         297,714
    Highest contract charges           22,937     12.839302         294,496
    Remaining contract charges        306,976            --       3,994,714
 2004  Lowest contract charges         19,797     12.456970         246,614
    Highest contract charges           16,920     12.242380         207,146
    Remaining contract charges        316,839            --       3,910,140

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2008  Lowest contract charges        0.75%             2.25%            (36.28)%
    Highest contract charges          2.61%             2.39%            (37.45)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        0.75%             1.36%             (3.06)%
    Highest contract charges          2.59%             1.59%             (4.84)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.75%             0.95%             15.18%
    Highest contract charges          2.60%             1.25%             13.07%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.73%               --               5.94%
    Highest contract charges          2.59%             0.82%              1.44%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.49%             0.62%             15.68%
    Highest contract charges          2.57%             0.08%             14.42%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT CAPITAL GROWTH
 PORTFOLIO
 2008  Lowest contract charges        1.51%             0.22%            (49.87)%
    Highest contract charges          2.61%             0.21%            (50.42)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              14.91%
    Highest contract charges          2.59%               --              13.65%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%               --               1.10%
    Highest contract charges          2.60%               --              (0.01)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.49%             0.01%              6.04%
    Highest contract charges          2.59%             0.01%              4.88%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.50%               --               5.19%
    Highest contract charges          2.56%               --               4.04%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges          5,039     $7.396327         $37,268
    Highest contract charges            1,422      7.019577           9,979
    Remaining contract charges         70,311            --         504,495
 2007  Lowest contract charges         18,596     14.122344         262,619
    Highest contract charges            1,224     13.551542          16,586
    Remaining contract charges         78,128            --       1,077,401
 2006  Lowest contract charges         19,592     12.190083         238,816
    Highest contract charges            1,615     11.826680          19,101
    Remaining contract charges         93,854            --       1,124,392
 2005  Lowest contract charges          7,927     11.793783          93,494
    Highest contract charges            1,671     11.568800          19,333
    Remaining contract charges         81,059            --         945,214
 2004  Lowest contract charges          1,412     10.774757          15,210
    Highest contract charges            1,316     10.686077          14,061
    Remaining contract charges         46,093            --         494,078
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2008  Lowest contract charges        150,581     10.975385       1,652,686
    Highest contract charges          150,356     10.421719       1,566,970
    Remaining contract charges      2,590,610            --      27,642,811
 2007  Lowest contract charges        180,172     10.975127       1,977,413
    Highest contract charges          192,174     10.536728       2,024,888
    Remaining contract charges      2,942,945            --      31,607,914
 2006  Lowest contract charges        169,275     10.410536       1,762,237
    Highest contract charges          145,069     10.105234       1,465,956
    Remaining contract charges      2,445,602            --      25,062,661
 2005  Lowest contract charges         75,744     10.249360         776,323
    Highest contract charges          113,765     10.058815       1,144,345
    Remaining contract charges      1,638,280            --      16,619,411
 2004  Lowest contract charges          4,685     10.074295          47,197
    Highest contract charges           29,645      9.996370         296,342
    Remaining contract charges        455,462            --       4,568,181
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges         81,582      0.993419          81,046
    Highest contract charges           74,510      0.928005          69,146
    Remaining contract charges        314,856            --         295,012
 2007  Lowest contract charges         85,018      1.417654         120,526
    Highest contract charges          114,042      1.340980         152,929
    Remaining contract charges        281,851            --         379,448
 2006  Lowest contract charges         60,735      1.332802          80,950
    Highest contract charges          133,644      1.276570         170,606
    Remaining contract charges        275,761            --         352,240
 2005  Lowest contract charges          1,795      1.181729           2,121
    Highest contract charges          136,540      1.166029         159,209
    Remaining contract charges        249,383            --         289,589

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges        1.52%               --             (47.63)%
    Highest contract charges          2.61%               --             (48.20)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%               --              15.85%
    Highest contract charges          2.59%               --              14.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.49%               --               3.36%
    Highest contract charges          2.60%               --               2.23%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%               --               9.46%
    Highest contract charges          2.59%               --               8.26%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.10%               --               7.75%
    Highest contract charges          1.93%               --               6.86%
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT GOVERNMENT
 PORTFOLIO
 2008  Lowest contract charges        1.50%             4.50%                --
    Highest contract charges          2.60%             4.38%             (1.09)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.50%             4.52%              5.42%
    Highest contract charges          2.59%             3.99%              4.27%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.50%             3.03%              1.57%
    Highest contract charges          2.60%             4.02%              0.46%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.48%             1.56%              1.74%
    Highest contract charges          2.58%             2.77%              0.63%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.33%               --               0.37%
    Highest contract charges          1.91%               --              (0.04)%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges        1.15%             2.45%            (29.93)%
    Highest contract charges          2.41%             2.35%            (30.80)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             2.42%              6.37%
    Highest contract charges          2.39%             2.20%              5.05%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.12%             3.07%             10.86%
    Highest contract charges          2.40%             2.29%              9.48%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.26%            13.83%              6.16%
    Highest contract charges          2.36%             2.92%              5.59%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges        227,229     $1.272794        $289,215
    Highest contract charges          107,530      1.188977         127,851
    Remaining contract charges      1,071,053            --       1,293,109
 2007  Lowest contract charges        120,474      1.257584         151,507
    Highest contract charges           56,300      1.189547          66,971
    Remaining contract charges        461,655            --         557,283
 2006  Lowest contract charges         74,881      1.197937          89,704
    Highest contract charges           90,943      1.147383         104,346
    Remaining contract charges        622,452            --         723,603
 2005  Lowest contract charges         20,072      1.146847          23,020
    Highest contract charges           86,552      1.131657          97,947
    Remaining contract charges        130,607            --         147,812
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2008  Lowest contract charges         86,913      0.877816          76,294
    Highest contract charges          105,083      0.845617          88,860
    Remaining contract charges         19,226            --          16,337
 2007  Lowest contract charges          5,370      1.441381           7,741
    Highest contract charges          172,110      1.363417         234,658
    Remaining contract charges        108,696            --         151,960
 2006  Lowest contract charges          5,396      1.418348           7,652
    Highest contract charges          184,230      1.358510         250,278
    Remaining contract charges        115,416            --         159,577
 2005  Lowest contract charges         73,912      1.189540          87,921
    Highest contract charges          188,838      1.173756         221,649
    Remaining contract charges          2,351            --           2,748
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges        914,424      0.838427         766,678
    Highest contract charges          168,740      0.787009         132,800
    Remaining contract charges        538,988            --         437,287
 2007  Lowest contract charges        505,945      1.305124         660,321
    Highest contract charges          206,978      1.236794         255,990
    Remaining contract charges        531,584            --         673,935
 2006  Lowest contract charges        135,445      1.335887         180,940
    Highest contract charges          214,731      1.278026         274,432
    Remaining contract charges        383,564            --         499,348
 2005  Lowest contract charges         71,165      1.106577          78,750
    Highest contract charges          183,800      1.068756         196,437
    Remaining contract charges        117,686            --         127,356

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges        1.15%             4.84%              1.21%
    Highest contract charges          2.38%             4.84%             (0.05)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             4.57%              4.98%
    Highest contract charges          2.41%             4.58%              3.68%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.86%             4.34%              2.67%
    Highest contract charges          2.40%             4.38%              1.39%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.55%             3.75%              0.15%
    Highest contract charges          2.36%             3.78%             (0.38)%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 EQUITY INCOME FUND
 2008  Lowest contract charges        1.61%             1.93%            (37.48)%
    Highest contract charges          2.42%             1.81%            (37.98)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.52%              1.62%
    Highest contract charges          2.39%             1.50%              0.36%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.13%             2.40%             17.20%
    Highest contract charges          2.40%             1.56%             15.74%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.56%             1.98%              5.13%
    Highest contract charges          2.36%             1.96%              4.57%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges        1.15%             1.62%            (35.76)%
    Highest contract charges          2.11%             1.49%            (36.37)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             1.28%             (2.30)%
    Highest contract charges          2.10%             1.05%             (3.23)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%             1.55%             20.72%
    Highest contract charges          2.10%             1.51%             19.58%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.11%             1.50%              3.39%
    Highest contract charges          2.05%             1.11%              2.73%
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges          5,244     $0.684037          $3,587
    Highest contract charges           35,308      0.642058          22,670
    Remaining contract charges             --            --              --
 2007  Lowest contract charges          5,244      1.143314           5,996
    Highest contract charges           37,078      1.083419          40,170
    Remaining contract charges             --            --              --
 2006  Lowest contract charges          5,244      1.130449           5,929
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges          5,244      0.988859           5,186
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges         19,725      0.912908          18,007
    Highest contract charges          171,800      0.856985         147,230
    Remaining contract charges         26,162            --          23,120
 2007  Lowest contract charges         16,523      1.631868          26,964
    Highest contract charges          112,146      1.546543         173,439
    Remaining contract charges         22,966            --          36,480
 2006  Lowest contract charges         19,540      1.433665          28,014
    Highest contract charges          103,796      1.401778         145,499
    Remaining contract charges          5,608            --           8,019
 2005  Lowest contract charges         19,540      1.205870          23,563
    Highest contract charges          105,520      1.184955         125,036
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges      1,031,042      0.692866         714,374
    Highest contract charges           85,372      0.647219          55,255
    Remaining contract charges      3,175,662            --       2,106,891
 2007  Lowest contract charges      1,101,916      1.148817       1,265,900
    Highest contract charges           84,985      1.086651          92,349
    Remaining contract charges      3,376,300            --       3,739,005
 2006  Lowest contract charges        386,459      1.079893         417,333
    Highest contract charges          102,633      1.034299         106,154
    Remaining contract charges      3,275,646            --       3,429,010
 2005  Lowest contract charges         75,938      1.067331          81,051
    Highest contract charges           38,466      1.035131          39,817
    Remaining contract charges      1,170,488            --       1,217,811

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges        1.15%             1.19%            (40.17)%
    Highest contract charges          2.11%             1.19%            (40.74)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%               --               1.14%
    Highest contract charges          2.07%               --               0.18%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.16%             0.74%             14.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%             2.08%              3.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges        1.15%             1.93%            (44.06)%
    Highest contract charges          2.10%             2.22%            (44.59)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.11%             0.01%             11.38%
    Highest contract charges          2.09%             0.01%             10.33%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.60%             1.71%             18.89%
    Highest contract charges          2.10%             1.68%             18.30%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%             7.68%             11.21%
    Highest contract charges          2.00%             9.98%             10.84%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges        1.15%             0.28%            (39.69)%
    Highest contract charges          2.41%             0.28%            (40.44)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --               6.38%
    Highest contract charges          2.39%               --               5.06%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --               1.18%
    Highest contract charges          2.39%               --              (0.08)%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%             0.16%             16.43%
    Highest contract charges          2.35%             0.26%             15.47%
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges        690,212     $1.083600        $747,914
    Highest contract charges           82,821      1.012242          83,834
    Remaining contract charges      4,373,121            --       4,542,147
 2007  Lowest contract charges         12,028      1.071732          12,891
    Highest contract charges          185,132      1.015616         188,023
    Remaining contract charges        641,464            --         668,547
 2006  Lowest contract charges         48,305      1.036346          50,061
    Highest contract charges          127,537      0.991445         126,446
    Remaining contract charges      1,657,048            --       1,666,919
 2005  Lowest contract charges         19,573      0.986587          19,311
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges        730,671      0.925656         676,350
    Highest contract charges           30,740      0.864682          26,580
    Remaining contract charges      1,522,093            --       1,350,978
 2007  Lowest contract charges        560,681      1.598511         896,254
    Highest contract charges           29,179      1.512039          44,119
    Remaining contract charges      1,511,464            --       2,330,712
 2006  Lowest contract charges        167,784      1.420762         238,381
    Highest contract charges           40,178      1.360791          54,673
    Remaining contract charges      1,529,574            --       2,106,846
 2005  Lowest contract charges         35,887      1.170801          42,017
    Highest contract charges           17,658      1.135488          20,051
    Remaining contract charges        531,986            --         606,795
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges          6,842      8.495159          58,126
    Highest contract charges            2,491      8.122728          20,230
    Remaining contract charges         14,705            --         121,817
 2007  Lowest contract charges          6,871     15.443882         106,121
    Highest contract charges            3,895     14.952864          58,237
    Remaining contract charges          9,653            --         147,003
 2006  Lowest contract charges          4,530     12.771333          57,857
    Highest contract charges            1,077     12.580387          13,551
    Remaining contract charges          7,172            --          90,854
 2005  Lowest contract charges            150     11.219398           1,684
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges        1.13%             1.75%              1.11%
    Highest contract charges          2.37%             1.94%             (0.15)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.16%             4.51%              3.41%
    Highest contract charges          2.13%             6.18%              2.44%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.27%             6.15%              3.24%
    Highest contract charges          2.11%             4.73%              2.27%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.57%             3.14%              0.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges        1.15%               --             (42.09)%
    Highest contract charges          2.41%               --             (42.81)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --              12.51%
    Highest contract charges          2.40%               --              11.12%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              21.35%
    Highest contract charges          2.39%               --              19.84%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.12%               --              19.95%
    Highest contract charges          2.35%               --              18.96%
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges        1.15%               --             (44.99)%
    Highest contract charges          2.41%               --             (45.68)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%               --              20.93%
    Highest contract charges          2.33%               --              19.43%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              13.33%
    Highest contract charges          2.10%               --              12.26%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.85%               --               6.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges          2,266     $7.458200         $16,902
    Highest contract charges              408      7.131261           2,911
    Remaining contract charges         10,971            --          79,662
 2007  Lowest contract charges          6,090     13.605746          82,865
    Highest contract charges              364     13.173244           4,791
    Remaining contract charges         12,340            --         165,166
 2006  Lowest contract charges          4,855     13.859145          67,308
    Highest contract charges              206     13.587309           2,798
    Remaining contract charges          9,835            --         134,714
 2005  Lowest contract charges          4,440     12.114618          53,795
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges         30,815      7.524753         231,875
    Highest contract charges              573      7.325020           4,198
    Remaining contract charges         37,636            --         278,213
 2007  Lowest contract charges         31,397     12.707062         398,960
    Highest contract charges              573     12.463044           7,143
    Remaining contract charges         31,221            --         391,666
 2006  Lowest contract charges          5,142     12.054296          61,982
    Highest contract charges              573     11.911783           6,827
    Remaining contract charges          3,816            --          45,654
 2005  Lowest contract charges          2,207     10.837413          23,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges        1.18%               --             (45.18)%
    Highest contract charges          2.40%               --             (45.87)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.15%             0.02%             (1.83)%
    Highest contract charges          2.39%             0.02%             (3.05)%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              14.40%
    Highest contract charges          2.37%               --              12.98%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.10%               --              11.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges        1.15%             1.94%            (40.78)%
    Highest contract charges          1.90%             1.92%            (41.23)%
    Remaining contract charges          --                --                 --
 2007  Lowest contract charges        1.14%             0.74%              5.42%
    Highest contract charges          1.90%             0.60%              4.63%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.15%               --              10.94%
    Highest contract charges          1.90%               --              10.11%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.58%               --               4.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.55% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense up to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both the Lifetime Income Builder Selects and the Lifetime Income Builder Portfolios to a maximum charge of 1.50%

    These charges are redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                             *71153200828500100*

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                      For the year ended December 31, 2008
                            (To be filed by April 1)
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089
 NAIC Group Code 0091   NAIC Company Code 71153  Employer's ID Number 39-1052598

 The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.   Reporting entity's total admitted assets as reported on Page 2 of this                                        $14,909,3966,259
      annual statement.

 2.   Ten largest exposures to a single issuer/borrower/investment.

                              1                                    2                            3                  4
                                                                                                            PERCENTAGE OF
                                                                                                                TOTAL
                            ISSUER                      DESCRIPTION OF EXPOSURE              AMOUNT        ADMITTED ASSETS
                            ------                      -----------------------              ------        ---------------
      2.01  JAPAN (GOVERNMENT OF)                      BOND                            $1,848,824,521             12.400%
      2.02  SHORT TERM INVESTMENT POOL (STIP)          BOND                            $1,436,865,978              9.637%
      2.03  BANK OF NEW YORK CASH RESERVE FUND         BOND                            $  143,730,709              0.964%
      2.04  GOLDENTREE LOAN OPPORTUNITIES              BOND                            $  125,000,000              0.838%
      2.05  NORTHWOODS CAPITAL LTD WOODS_07-8A         BOND                            $   75,000,000              0.503%
      2.06  HTFD REGENCY CENTERS FIXED LIFE            MORTGAGE LOAN                   $   60,000,000              0.402%
      2.07  PACIFIC RAILROAD CO 2007-3 PASS THROUGH    BOND                            $   59,499,714              0.399%
      2.08  CBS CORP                                   BOND                            $   54,578,283              0.366%
      2.09  HUTCHISON WHAMPOA LIMITED                  BOND                            $   53,995,506              0.362%
      2.10  PARCS LTD                                  BOND                            $   49,841,994              0.334%

 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            BONDS                                                                               1                  2
          --------

      3.01  NAIC-1                                                                     $8,749,832,390            58.687%
      3.02  NAIC-2                                                                     $1,625,330,953            10.901%
      3.03  NAIC-3                                                                     $  134,681,924             0.903%
      3.04  NAIC-4                                                                     $       63,173             0.000%
      3.05  NAIC-5                                                                     $   27,026,883             0.181%
      3.06  NAIC-6                                                                     $    1,457,742             0.010%

       PREFERRED STOCKS                                                                         3                  4
       ----------------
      3.07  P/RP-1                                                                     $  149,493,232             1.003%
      3.08  P/RP-2                                                                     $   82,334,324             0.552%
      3.09  P/RP-3                                                                     $   23,181,698             0.155%
      3.10  P/RP-4                                                                     $                          0.000%
      3.11  P/RP-5                                                                     $      352,714             0.002%
      3.12  P/RP-6                                                                     $                          0.000%

 4.   Assets held in foreign investments:

      4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?  Yes [ ]   No [X]
      If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
      4.02 Total admitted assets held in foreign investments                                            $3,050,726,782       20.462%
      4.03 Foreign-currency-denominated investments                                                     $2,073,125,690       13.905%
      4.04 Insurance liabilities denominated in that same foreign currency                              $                     0.000%

 5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                  2
      5.01 Countries rated NAIC-1                                                      $3,050,726,782            20.462%
      5.02 Countries rated NAIC-2                                                      $                          0.000%
      5.03 Countries rated NAIC-3 or below                                             $                          0.000%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                  2
           Countries rated NAIC-1:
      6.01 Country 1: JAPAN                                                            $1,867,871,759            12.528%
      6.02 Country 2: CAYMAN ISLANDS                                                   $  301,689,713             2.023%
           Countries rated NAIC-2:
      6.03 Country 1:                                                                  $                          0.000%
      6.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      6.05 Country 1:                                                                  $                          0.000%
      6.06 Country 2:                                                                  $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                                               1                   2
 7.   Aggregate unhedged foreign currency exposure:                                    $1,848,824,521            12.400%

 8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
                                                                                               1                   2
      8.01 Countries rated NAIC-1                                                      $1,848,824,521            12.400%
      8.02 Countries rated NAIC-2                                                      $                          0.000%
      8.03 Countries rated NAIC-3 or below                                             $                          0.000%

 9.  Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                    2
           Countries rated NAIC-1:


      9.01 Country 1: JAPAN                                                            $1,848,824,521            12.400%
      9.02 Country 2:                                                                  $                          0.000
           Countries rated NAIC-2:
      9.03 Country 1:                                                                  $                          0.000%
      9.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      9.05 Country 1:                                                                  $                           0.000%
      9.06 Country 2:                                                                  $                           0.000%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                              1                                    2                           3                    4
                           ISSUER                             NAIC RATING
                           ------                             -----------

      10.01 GOLDENTREE LOAN OPPORTUNITIES              1FE                             $ 125,000,000               0.838%
      10.02 NORTHWOODS CAPITAL LTD WOODS_07-8A         1FE                             $  75,000,000               0.503%
      10.03 HUTCHISON WHAMPOA LIMITED                  1FE                             $  53,995,506               0.362%
      10.04 KONINKLIJKE PHILIPS ELECTRONICS NV         1FE                             $  35,195,042               0.236%
      10.05 STATOILHYDRO ASA                           1FE                             $  30,747,570               0.206%
      10.06 GLAXOSMITHKLINE PLC                        1FE                             $  28,546,244               0.191%
      10.07 RAGIONE SAPA DI GILBERTO BENETTON E C      1FE                             $  27,801,000               0.186%
      10.08 COCA-COLA AMATIL LIMITED                   1                               $  27,499,343               0.184%
      10.09 TELECOM ITALIA SPA                         2FE                             $  26,135,495               0.175%
      10.10 CENT CDO 14 LTD                            1FE                             $  25,200,000               0.169%

11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

      11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X]  No [ ]
            If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.
      11.02 Total admitted assets held in Canadian Investments                                          $                     0.000%
      11.03 Canadian currency-denominated investments                                                   $                     0.000%
      11.04 Canadian-denominated insurance liabilities                                                  $                     0.000%
      11.05 Unhedged Canadian currency exposure                                                         $                     0.000%

12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
      12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                             1                                                                 2                    3
      12.02 Aggregate statement value of investments with contractual sales
            restrictions:                                                              $                          0.000%
            Largest three investments with contractual sales restrictions:
      12.03                                                                            $                          0.000%
      12.04                                                                            $                          0.000%
      12.05                                                                            $                          0.000%

13.   Amounts and percentages of admitted assets held in the ten largest equity interests:
      13.01 Are assets held in equity interest less than 2.5% of the reporting entity's total admitted assets?      Yes [X]  No [ ]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
                             1                                                                 2                     3
                        NAME OF ISSUER
                        --------------
      13.02                                                                            $                          0.000%
      13.03                                                                            $                          0.000%
      13.04                                                                            $                          0.000%
      13.05                                                                            $                          0.000%
      13.06                                                                            $                          0.000%
      13.07                                                                            $                          0.000%
      13.08                                                                            $                          0.000%
      13.09                                                                            $                          0.000%
      13.10                                                                            $                          0.000%
      13.11                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
      14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                             1                                                                 2                      3
      14.02 Aggregate statement value of investments held in nonaffiliated, privately
            placed equities:                                                           $                          0.000%
            Largest three investments held in nonaffiliated, privately placed equities:
      14.03                                                                            $                          0.000%
      14.04                                                                            $                          0.000%
      14.05                                                                            $                          0.000%

15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

      15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
            admitted assets?                                                                                        Yes [X]  No [ ]
            If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                             1                                                                 2                       3
      15.02 Aggregate statement value of investments held in general partnership
            interests:                                                                 $                          0.000%
            Largest three investments in general partnership interests:
      15.03                                                                            $                          0.000%
      15.04                                                                            $                          0.000%
      15.05                                                                            $                          0.000%

16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
      16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's
            total admitted assets?                                                                                  Yes [ ]  No [X]
            If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory
            16 and Interrogatory 17.

                             1                                                                 2                       3
         TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)
         ---------------------------------------------
      16.02 HTFD REGENCY CENTERS FIXED LIFE                                            $  60,000,000              0.402%
      16.03 HTFD AMB PORTFOLIO WHLN 2008                                               $  49,767,544              0.334%
      16.04 WACHOVIA MONTCLAIR PLAZA PN 2006                                           $  49,715,670              0.333%
      16.05 HTFD LIT IX PORTFOLIO WHLN 2008                                            $  40,000,000              0.268%
      16.06 HTFD_1880 CENTURY PARK EAST WHLN 06                                        $  35,000,000              0.235%
      16.07 JPMC DRA PORTFOLIO PN05                                                    $  35,000,000              0.235%
      16.08 HTFD LIT VIII PORTFOLIO WHLN 2008                                          $  30,500,000              0.205%
      16.09 FORTIS                                                                     $  25,928,800              0.174%
      16.10 CAG CIMARRON ENTITIES                                                      $  25,626,268              0.172%
      16.11 HTFD ESTATE ON QUARRY LAKES WHLN 2007                                      $  25,500,000              0.171%

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                     LOANS
                                                                                       $                          0.000%
      16.12 Construction loans                                                         $                          0.000%
      16.13 Mortgage loans over 90 days past due                                       $                          0.000%
      16.14 Mortgage loans in the process of foreclosure                               $                          0.000%
      16.15 Mortgage loans foreclosed                                                  $                          0.000%
      16.16 Restructured mortgage loans                                                $                          0.000%

17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

               LOAN-TO-VALUE              RESIDENTIAL                        COMMERCIAL                            AGRICULTURAL
               -------------              -----------                        ----------                            ------------
                                    1                 2                  3                 4                 5                 6
      17.01 above 95%         $                          0.000%    $                       0.000%       $                     0.000%
      17.02 91% to 95%        $                          0.000%    $                       0.000%       $                     0.000%
      17.03 81% to 90         $                          0.000%    $                       0.000%       $                     0.000%
      17.04 71% to 80         $                          0.000%    $ 152,379,515           1.022%       $ 2,519,665           0.017%
      17.05 below 70%         $                          0.000%    $ 357,763,953           2.400%       $65,889,716           0.442%

18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
      18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?  Yes [X]  No [ ]
           If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                        Description                                                        2                 3
      18.02                                                                            $                          0.000%
      18.03                                                                            $                          0.000%
      18.04                                                                            $                          0.000%
      18.05                                                                            $                          0.000%
      18.06                                                                            $                          0.000%

19.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.

      19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
            reporting entity's admitted assets?                                                                     Yes [X]  No [ ]
            If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
                                              1                                            2                 3
      19.02 Aggregate statement value of investments held in mezzanine real estate
            loans:                                                                     $                          0.000%
            Largest three investments held in mezzanine real estate loans.
      19.03                                                                            $                          0.000%
      19.04                                                                            $                          0.000%
      19.05                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5

      20.01 Securities lending agreements (do not
            include assets held as collateral for
            such transactions)                         $274,376,770        1.840%      $391,620,719    $341,456,394     $401,557,930
      20.02 Repurchase agreements                      $                   0.000%      $               $                $
      20.03 Reverse repurchase agreements              $                   0.000%      $               $                $
      20.04 Dollar repurchase agreements               $                   0.000%      $               $                $
      20.05 Dollar reverse repurchase agreements

21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                                                   OWNED                                          WRITTEN
                                                                   -----                                          -------
                                                            1                2                               3               4
      21.01 Hedging                                    $                   0.000%                      $                     0.000%
      21.02 Income generation                          $                   0.000%                      $                     0.000%
      21.03 Other                                      $ 1,202,743,835     8.067%                      $                     0.000%

22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      22.01 Hedging                                    $  8,906,517        0.060%      $ 10,690,416    $  9,848,902     $  9,306,111
      22.02 Income generation                          $                   0.000%      $               $                $
      22.03 Replications                               $                   0.000%      $               $                $
      22.04 Other                                      $202,840,401        1.360%      $330,170,714    $323,544,067     $272,702,107

23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      23.01 Hedging                                    $                   0.000%      $               $                $
      23.02 Income generation                          $                   0.000%      $               $                $
      23.03 Replications                               $                   0.000%      $               $                $
      23.04 Other                                      $389,562,500        2.613%      $ 31,809,000    $ 28,997,200     $114,397,500

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION
                                                                                                                 [BAR CODE]
                                                                                                                 *71153200920100101*

                                                         QUARTERLY STATEMENT

                                                         AS OF MARCH 31, 2009
                                                 of the Condition and Affairs of the
                                                 HARTFORD LIFE AND ANNUITY INSURANCE
                                                               COMPANY

NAIC Group Code 0091, 0091                             NAIC Company Code 71153                       Employer's ID Number 39-1052598
   (Current Period) (Prior Period)

Organized under the Laws of CONNECTICUT   State of Domicile or Port of Entry CONNECTICUT   Country of Domicile   US

Incorporated/Organized January 9, 1956   Commenced Business July 1, 1965

Statutory Home Office                   200 HOPMEADOW STREET SIMSBURY CT 06089
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)
Main Administrative Office              200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Mail Address                            ONE HARTFORD PLAZA HARTFORD CT 06155
                                        (STREET AND NUMBER OR P.O. BOX)   (CITY OR TOWN, STATE AND ZIP CODE)
Primary Location of Books and Records   200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Internet Web Site Address               WWW.THEHARTFORD.COM
Statutory Statement Contact             MICHAEL W SALWEN                                                  860-843-7739
                                        (NAME)                                            (AREA CODE) (TELEPHONE NUMBER) (EXTENSION)
                                        Michael.Salwen@hartfordlife.com                                   860-843-3884
                                        (E-MAIL ADDRESS)                                                  (FAX NUMBER)

                                                              OFFICERS

             NAME                              TITLE                        NAME                          TITLE
1. JOHN CLINTON WALTERS          President, CEO & COB             2. DONALD CHRISTIAN HUNT   Secretary
3. ERNEST MALCOLM MCNEILL, JR.   SVP & Chief Accounting Officer   4. CRAIG DOUGLAS MORROW    AVP & Appointed Actuary

                                                                OTHER
RICARDO ARTURO ANZALDUA          SVP & Assistant Secretary        DAVID ALAN CARLSON         SVP & Director of Taxes
JENNIFER JILL GEISLER            Senior Vice President            JOHN NICHOLAS GIAMALIS     SVP & Treasurer
CHRISTOPHER JAMES HANLON         Senior Vice President            STEPHEN THOMAS JOYCE       Executive Vice President
ALAN JAMES KRECZKO               EVP & General Counsel            GLENN DAVID LAMMEY         CFO & Executive Vice President
GREGORY MCGREEVEY                EVP & Chief Investment Officer   WILLIAM PATRICK MEANEY     Senior Vice President
BRIAN DENNIS MURPHY              Executive Vice President         CRAIG RODOLPH RAYMOND      Senior Vice President
JAMES EVERETT TRIMBLE            SVP & Chief Actuary

                                                        DIRECTORS OR TRUSTEES
GLENN DAVID LAMMEY                            GREGORY MCGREEVEY                            JOHN CLINTON WALTERS

State of CONNECTICUT
County of HARTFORD   ss

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions there from for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ: or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


/s/ John Clinton Walters                     /s/ Donald Christian Hunt                    /s/ Ernest Malcolm McNeill, Jr.
------------------------------------------   ------------------------------------------   ------------------------------------------
               (Signature)                                  (Signature)                                  (Signature)

          JOHN CLINTON WALTERS                         DONALD CHRISTIAN HUNT                      ERNEST MALCOLM MCNEILL, JR.
            1. (Printed Name)                            2. (Printed Name)                            3. (Printed Name)

           President, CEO & COB                               Secretary                          SVP & Chief Accounting Officer
                 (Title)                                      (Title)                                      (Title)

Subscribed and sworn to before me    a. Is this an original filing?                     Yes |X| No |_|

This 28th day of April 2009          b. If no:   1. State the amendment number _______________________________
[Illegible]                                      2. Date filed                 _______________________________
-----------------------------------              3. Number of pages attached   _______________________________
My Commission Expires 2/28/2012

                                     ASSETS

                                                                                           CURRENT STATEMENT DATE
                                                                        ------------------------------------------------------------
                                                                              1              2             3                4
                                                                                                      NET ADMITTED     DECEMBER 31
                                                                                        NONADMITTED      ASSETS      PRIOR YEAR NET
                                                                            ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                        --------------  -----------  --------------  ---------------
1.    Bonds                                                              8,700,622,271                8,700,622,271    8,371,683,455
2.    Stocks:
      2.1 Preferred stocks                                                  73,528,956                   73,528,956      255,361,968
      2.2 Common stocks                                                     11,360,725                   11,360,725       11,520,161
3. Mortgage loans on real estate:
      3.1 First liens                                                      575,364,439                  575,364,439      578,552,850
      3.2 Other than first liens                                            32,669,672                   32,669,672       32,818,581
4. Real estate:
      4.1 Properties occupied by the company (less $ 0 encumbrances)        28,239,879                   28,239,879       27,284,717
      4.2 Properties held for the production of income (less $0
          encumbrances)                                                                                           0
      4.3 Properties held for sale (less $ 0 encumbrances)                                                        0
5.    Cash ($69,151,190), cash equivalents ($1,775,000)
      and short-term investments ($ 2,787,210,524)                       2,858,136,714                2,858,136,714    2,326,153,004
6.    Contract loans (including $ 0 premium notes)                         348,303,434                  348,303,434      354,919,732
7.    Other invested assets                                                 10,550,032                   10,550,032       10,488,653
8.    Receivables for securities                                           389,203,725                  389,203,725      226,506,600
9.    Aggregate write-ins for invested assets                            1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)                14,584,411,111            0  14,584,411,111   13,987,182,589
11.   Title plants less $ 0 charged off (for Title insurers only)                                                 0
12.   Investment income due and accrued                                    105,375,365                  105,375,365       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the course of
           collection                                                       17,243,853                   17,243,853       19,384,051
      13.2 Deferred premiums, agents' balances and installments booked but deferred and not yet due (including $0 earned but
           unbilled premiums)                                               44,974,307   15,905,747      29,068,560       29,547,113
      13.3 Accrued retrospective premiums                                                                         0
14. Reinsurance:
      14.1 Amounts recoverable from reinsurers                              47,585,690                   47,585,690       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                    0
      14.3 Other amounts receivable under reinsurance contracts             72,265,407                   72,265,407       91,846,715
15.   Amounts receivable relating to uninsured plans                                                              0
16.1  Current federal and foreign income tax recoverable and interest
      thereon                                                               28,853,873                   28,853,873      174,110,370
16.2  Net deferred tax asset                                               703,901,036  522,943,887     180,957,149       68,672,999
17.   Guaranty funds receivable or on deposit                                3,519,088                    3,519,088        3,493,310
18.   Electronic data processing equipment and software                                                           0
19.   Furniture and equipment, including health care delivery assets
      ($0)                                                                                                        0
20.   Net adjustment in assets and liabilities due to foreign exchange
      rates                                                                                                       0
21.   Receivables from parent, subsidiaries and affiliates                   8,725,785                    8,725,785       10,222,853
22.   Health care ($0) and other amounts receivable                          6,190,469    6,190,469               0
23.   Aggregate write-ins for other than invested assets                   170,079,668  (65,561,472)    235,641,140      369,937,855
                                                                        ------------------------------------------------------------
24.   Total assets excluding Separate Accounts, Segregated Accounts
      and Protected Cell Accounts (Lines 10 through 23)                 15,793,125,652  479,478,631  15,313,647,021   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected Cell
      Accounts                                                          46,238,347,853               46,238,347,853   50,551,150,119
26.   Total (Lines 24 and 25)                                           62,031,473,505  479,478,631  61,551,994,874   65,460,546,378

                        DETAILS OF WRITE-INS

0901. Derivative Instruments                                             1,556,431,264                1,556,431,264    1,791,892,868
0902.                                                                                                             0
0903.                                                                                                             0
0998. Summary of remaining write-ins for Line 9 from overflow page                   0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)             1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
2301. Disbursements And Items Not Allocated                                145,162,566                  145,162,566       70,323,930
2302. Permitted Practice - DTA                                                          (90,478,574)     90,478,574      299,613,925
2303. Other Assets Non-admitted                                                 54,393       54,393               0
2398. Summary of remaining write-ins for Line 23 from overflow page         24,862,709   24,862,709               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)              170,079,668  (65,561,472)    235,641,140      369,937,855


                                      Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                            1              2
                                                                                                         CURRENT      DECEMBER 31
                                                                                                     STATEMENT DATE    PRIOR YEAR
                                                                                                     --------------  --------------
1.    Aggregate reserve for life contracts $11,244,884,283 less $0
         included in Line 6.3 (including $0 Modco Reserve)                                           11,244,884,283  10,792,355,216
2.    Aggregate reserve for accident and health contracts (including $0 Modco Reserve)                    5,397,792       5,394,388
3.    Liability for deposit-type contracts (including $0 Modco Reserve)                                  70,751,473      70,265,707
4.    Contract claims:
      4.1  Life                                                                                          41,072,850      33,700,451
      4.2  Accident and health                                                                              165,215         136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year -
         estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)                                         1,347,531       1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                                                   814             855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts received
         in advance less $0 discount; including $0 accident and health premiums                             862,886       1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0 accident and health experience
              rating refunds                                                                              4,464,417      4,977,920
      9.3  Other amounts payable on reinsurance, including $0 assumed and $15,583,749 ceded              15,583,749      15,998,017
      9.4  Interest Maintenance Reserve
10.   Commissions to agents due or accrued - life and annuity contracts $43,576,558, accident and
         health $0 and deposit-type contract funds $8,429,361                                            52,005,919      56,208,822
11.   Commissions and expense allowances payable on reinsurance assumed
12.   General expenses due or accrued                                                                    32,659,244      47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including $(1,347,663,890) accrued
         for expense allowances recognized in reserves, net of reinsured allowances)                 (1,476,731,471) (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal income taxes                             7,960,580       9,647,525
15.1  Current federal and foreign income taxes, including $0 on realized capital gains (losses)
15.2  Net deferred tax liability
16.   Unearned investment income                                                                          3,188,394       3,304,252
17.   Amounts withheld or retained by company as agent or trustee                                         1,643,087       1,866,332
18.   Amounts held for agents' account, including $858,653 agents' credit balances                          858,653       1,327,925
19.   Remittances and items not allocated                                                                94,969,988     145,871,785
20.   Net adjustment in assets and liabilities due to foreign exchange rates
21.   Liability for benefits for employees and agents if not included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                                                        6,596,740       6,003,772
      24.2 Reinsurance in unauthorized companies                                                             10,330          10,330
      24.3 Funds held under reinsurance treaties with unauthorized reinsurers                         1,091,338,424   1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                                                49,515,455      39,493,081
      24.5 Drafts outstanding                                                                           137,674,429     135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                                                       355,160,966      27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                                             1,272,876,946   1,959,624,176
                                                                                                     --------------  --------------
26.   Total liabilities excluding Separate Accounts business (Lines 1 to 25)                         13,014,258,694  12,731,537,849
                                                                                                     --------------  --------------
27.   From Separate Accounts statement                                                               46,238,347,853  50,551,150,119
                                                                                                     --------------  --------------
28.   Total liabilities (Lines 26 and 27)                                                            59,252,606,547  63,282,687,968
                                                                                                     --------------  --------------
29.   Common capital stock                                                                                2,500,000       2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds                                          286,562,553     497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                                                           2,179,883,491   1,692,530,362
34.   Aggregate write-ins for special surplus funds                                                               0               0
35.   Unassigned funds (surplus)                                                                       (169,557,718)    (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate Accounts
         Statement)                                                                                   2,296,888,326   2,175,358,411
                                                                                                     --------------  --------------
38.   Totals of Lines 29, 30 and 37                                                                   2,299,388,327   2,177,858,411
                                                                                                     --------------  --------------
39.   Totals of Lines 28 and 38                                                                      61,551,994,874  65,460,546,378
                                                                                                     ==============  ==============
                                        DETAILS OF WRITE-INS
2501. Collateral on Derivatives                                                                       1,156,137,929   1,682,427,970
2502. Securities Lending Collateral                                                                      73,823,548     215,494,633
2503. Derivative Investments                                                                                927,870      27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page                                      41,987,599      34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                                         1,272,876,946   1,959,624,176
3101. Gain on Inforce Reinsurance                                                                       196,083,979     197,740,159
3102. Permitted practice DTA                                                                             90,478,574     299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                                               0               0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                           286,562,553     497,354,084
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                                               0               0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                                     0               0


                                       Q03

                              SUMMARY OF OPERATIONS
                 (EXCLUDING UNREALIZED CAPITAL GAINS AND LOSSES)

                                                                                         1              2              3
                                                                                      CURRENT         PRIOR     PRIOR YEAR ENDED
                                                                                   YEAR TO DATE   YEAR TO DATE     DECEMBER 31
                                                                                  -------------  -------------  ----------------
1.      Premiums and annuity considerations for life and accident and health
           contracts                                                                848,026,936  2,156,944,221     9,352,507,146
2.      Considerations for supplementary contracts with life contingencies               65,216              8            78,236
3.      Net investment income                                                       115,478,145     89,334,697       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)                              487,365       (142,303)         (484,358)
5.      Separate Accounts net gain from operations excluding unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded                      45,889,753     49,426,364       229,723,440
7.      Reserve adjustments on reinsurance ceded                                     (3,167,746)    (5,410,969)      (18,160,804)
8.      Miscellaneous Income:
        8.1 Income from fees associated with investment management,
               administration and contract guarantees from Separate Accounts        259,201,295    370,225,378     1,363,867,995
        8.2 Charges and fees for deposit-type contracts
        8.3 Aggregate write-ins for miscellaneous income                             47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
9.      Totals (Lines 1 to 8.3)                                                   1,313,406,986  2,764,606,141    11,614,068,486
                                                                                  -------------  -------------    --------------
10.     Death benefits                                                               90,926,425     79,917,338       332,285,784
11.     Matured endowments (excluding guaranteed annual pure endowments)                 47,751         98,442           488,258
12.     Annuity benefits                                                             19,122,096     21,349,267       316,594,968
13.     Disability benefits and benefits under accident and health contracts          1,360,766      1,425,099         5,429,577
14.     Coupons, guaranteed annual pure endowments and similar benefits                      72             72               112
15.     Surrender benefits and withdrawals for life contracts                     1,907,409,861  2,668,966,836     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type contract funds           1,563,581      2,787,846        15,797,103
18.     Payments on supplementary contracts with life contingencies                     841,936        796,876         3,262,919
19.     Increase in aggregate reserves for life and accident and health
           contracts                                                                482,074,887    251,073,982     4,809,455,973
                                                                                  -------------  -------------    --------------
20.     Totals (Lines 10 to 19)                                                   2,503,347,375  3,026,415,758    15,448,367,287
21.     Commissions on premiums, annuity considerations and deposit-type
           contract funds (direct business only)                                    126,128,887    223,530,550       821,540,041
22.     Commissions and expense allowances on reinsurance assumed                     2,143,239      3,792,212        13,310,322
23.     General insurance expenses                                                   95,352,480    111,939,104       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal income taxes            9,582,431     11,330,546        43,032,521
25.     Increase in loading on deferred and uncollected premiums                     (2,398,414)       353,644        (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of reinsurance            (813,515,467)  (450,080,961)   (1,671,680,758)
27.     Aggregate write-ins for deductions                                          (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
28.     Totals (Lines 20 to 27)                                                   1,874,498,487  2,846,485,547    14,802,525,006
                                                                                  -------------  -------------    --------------
29.     Net gain from operations before dividends to policyholders and federal
           income taxes (Line 9 minus Line 28)                                     (561,091,501)   (81,879,406)   (3,188,456,520)
30.     Dividends to policyholders                                                      288,149        544,413         1,555,063
                                                                                  -------------  -------------    --------------
31.     Net gain from operations after dividends to policyholders and before
           federal income taxes (Line 29 minus Line 30)                            (561,379,649)   (82,423,819)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax on capital
           gains)                                                                   (11,298,089)   (35,309,241)     (245,744,939)
                                                                                  -------------  -------------    --------------
33.     Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses)
           (Line 31 minus Line 32)                                                 (550,081,560)   (47,114,578)   (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains (losses)
           transferred to the IMR) less capital gains tax of $(1,007,713)
           (excluding taxes of $4,940,832 transferred to the IMR)                   495,627,693     27,812,661       961,161,644
                                                                                  -------------  -------------    --------------
35.     Net income (Line 33 plus Line 34)                                           (54,453,867)   (19,301,917)   (1,983,105,000)
                                                                                  -------------  -------------    --------------
        CAPITAL AND SURPLUS ACCOUNT
36.     Capital and surplus, December 31, prior year                              2,177,858,411  2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                                        (54,453,867)   (19,301,917)   (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less capital gains tax
           of $76,894,207                                                          (152,185,578)    83,740,418       731,680,206
39.     Change in net unrealized foreign exchange capital gain (loss)                31,094,350     (6,512,995)      (34,794,203)
40.     Change in net deferred income tax                                            21,152,432      5,012,719       669,251,250
41.     Change in nonadmitted assets                                                    (46,051)   223,706,346      (182,691,362)
42.     Change in liability for reinsurance in unauthorized companies                                                    558,760
43.     Change in reserve on account of change in valuation basis, (increase) or
           decrease                                                                                                   23,935,154
44.     Change in asset valuation reserve                                              (592,968)    (1,655,248)       40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes
49.     Cumulative effect of changes in accounting principles
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                                487,353,129      1,361,339       208,661,159
        51.2 Transferred to capital (Stock Dividend)
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                                  (66,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus                        (210,791,531)             0       302,923,872
                                                                                  -------------  -------------    --------------
54.     Net change in capital and surplus (Lines 37 through 53)                     121,529,916    220,350,662     (378,729,396)
                                                                                  -------------  -------------    --------------
55.     Capital and surplus as of statement date (Lines 36 + 54)                  2,299,388,327  2,776,938,469     2,177,858,411
                                                                                  =============  =============    ==============
                              DETAILS OF WRITE-INS
08.301. Other Investment Management Fees                                             21,732,019     42,730,325       130,208,911
08.302. Separate Account Loads                                                       21,894,770     35,993,646       107,963,200
08.303. Miscellaneous Income                                                          3,799,233     25,504,774        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                        0              0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)               47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
2701.   MODCO Reserve Adjustment on Reinsurance Assumed                             (60,572,680)    16,458,750      (339,633,625)
2702.   Miscellaneous Deductions                                                     14,944,139         87,126        43,926,598
2703.   Change in Provision for Experience-Rated Refunds                               (513,503)   (97,341,182)          417,922
2798.   Summary of remaining write-ins for Line 27 from overflow page                         0              0                 0
2799.   Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
5301.   Permitted practice DTA                                                     (209,135,351)                     299,613,925
5302.   Gain on Inforce Reinsurance                                                  (1,656,180)                       3,309,947
5303.
5398.   Summary of remaining write-ins for Line 53 from overflow page                         0              0                 0
5399.   Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                    (210,791,531)             0       302,923,872


                                       Q04

                                    CASH FLOW

                                                                                         1                 2
                                                                                    CURRENT YEAR   PRIOR YEAR ENDED
                                                                                       TO DATE        DECEMBER 31
                                                                                   -------------   ----------------
                                CASH FROM OPERATIONS

1.  Premiums collected net of reinsurance                                            850,043,757     9,351,978,269
2.  Net investment income                                                            109,077,766       408,198,730
3.  Miscellaneous income                                                             349,349,324     1,885,933,452
                                                                                   -------------    --------------
4.  Total (Lines 1 through 3)                                                      1,308,470,847    11,646,110,451
5.  Benefit and loss related payments                                              1,973,207,702    10,733,727,427
6.  Net transfers to Separate Accounts, Segregated Accounts and
    Protected Cell Accounts                                                         (978,870,338)   (2,500,961,899)
7.  Commissions, expenses paid and aggregate write-ins for deductions              1,108,978,975    (1,468,784,326)
8.  Dividends paid to policyholders                                                      347,388         2,304,771
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on capital
    gains (losses)                                                                  (152,621,467)      (96,262,978)
                                                                                   -------------    --------------
10. Total (Lines 5 through 9)                                                      1,951,042,260     6,670,022,995
11. Net cash from operations (Line 4 minus
    Line 10)                                                                        (642,571,413)    4,976,087,456

                              CASH FROM INVESTMENTS

12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                                     5,321,093,242       779,817,535
    12.2 Stocks                                                                                         38,675,892
    12.3 Mortgage loans                                                                3,423,779        17,014,335
    12.4 Real estate
    12.5 Other invested assets                                                                             116,431
    12.6 Net gains or (losses) on cash, cash equivalents and
         short-term investments
    12.7 Miscellaneous proceeds                                                    1,078,960,146       987,246,991
                                                                                   -------------    --------------
    12.8 Total investment proceeds
         (Lines 12.1 to 12.7)                                                      6,403,477,167     1,822,871,183

13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                                     5,541,827,616     3,706,707,675
    13.2 Stocks                                                                           29,767        19,943,302
    13.3 Mortgage loans                                                                   69,905       278,706,286
    13.4 Real estate
    13.5 Other invested assets                                                           438,130         2,096,528
    13.6 Miscellaneous applications                                                  162,697,125     1,527,650,914
                                                                                   -------------    --------------
    13.7 Total investments acquired
         (Lines 13.1 to 13.6)                                                      5,705,062,543     5,535,104,704
                                                                                   -------------    --------------

14. Net increase (decrease) in contract loans and premium notes                       (6,616,298)       11,146,529

15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)                705,030,922    (3,723,380,050)

                 CASH FROM FINANCING AND MISCELLANEOUS SOURCES

16. Cash provided (applied):
    16.1 Surplus notes, capital notes
    16.2 Capital and paid in surplus, less treasury stock                            487,353,129       204,846,049
    16.3 Borrowed funds
    16.4 Net deposits on deposit-type contracts and other insurance liabilities                         (3,470,587)
    16.5 Dividends to stockholders                                                                     156,000,000
    16.6 Other cash provided (applied)                                               (17,828,929)      462,787,191
                                                                                   -------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through
    16.4 minus Line 16.5 plus Line 16.6)                                             469,524,200       508,162,653
                                                                                   -------------    --------------

      RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18. Net change in cash, cash equivalents and short-term investments
    (Line 11 plus Line 15 plus Line 17)                                              531,983,710     1,760,870,059

19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                         2,326,153,004       565,282,946
    19.2 End of period (Line 18 plus Line 19.1)                                    2,858,136,714     2,326,153,004

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1
                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                                           1                2                3
                                                                      CURRENT YEAR     PRIOR YEAR        PRIOR YEAR
                                                                        TO DATE          TO DATE     ENDED DECEMBER 31
                                                                      ------------   -------------   -----------------
1.    Industrial life
2.    Ordinary life insurance                                          320,377,734     377,511,122     1,546,934,521
3.    Ordinary individual annuities                                    631,350,915   1,910,529,270     6,312,931,770
4.    Credit life (group and individual)
5.    Group life insurance                                                 190,070         205,347           726,004
6.    Group annuities 11,300
7.    A&H - group
8.    A&H - credit (group and individual)
9.    A&H - other                                                          251,858         278,044         1,050,535
10.   Aggregate of all other lines of business                                   0               0                 0
                                                                       -----------   -------------     -------------
11.   Subtotal                                                         952,170,577   2,288,523,783     7,861,654,130
12.   Deposit-type contracts
                                                                       -----------   -------------     -------------
13.   Total                                                            952,170,577   2,288,523,783     7,861,654,130
                                                                       ===========   =============     =============

                              DETAILS OF WRITE-INS
1001.
1002.
1003.
1098. Summary of remaining write-ins for Line 10 from overflow page              0               0                 0
1099. Total (Lines 1001 thru 1003 plus 1098) (Line 10 above)                     0               0                 0


                                       Q06

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                   MARCH 31,       DECEMBER 31,
                                                     2009             2008
                                                --------------   ---------------
Net Loss, State of Connecticut basis            $  (54,453,867)  $(1,983,105,000
State permitted practice:
Reserve Credit                                  $  (51,482,863)  $  (142,388,066)
                                                --------------   ---------------
Net income, NAIC SAP:                           $ (105,936,730)  $(2,125,493,066)
                                                ==============   ===============
Statutory surplus, State of Connecticut basis   $2,299,388,327   $ 2,177,858,411)
State permitted practice:
Reserve Credit                                  $ (442,053,401)  $  (390,570,538)
Deferred income taxes (as described above)      $  (90,478,574)  $  (299,613,925)
                                                --------------   ---------------
Statutory surplus, NAIC SAP:                    $1,766,856,352   $ 1,487,673,948
                                                ==============   ===============

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

         No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.


                                       Q07

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

          No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

          No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C. The Company had no wash sales.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.

NOTE 21 - EVENTS SUBSEQUENT

     No significant change.

NOTE 22 - REINSURANCE

     No significant change.


                                      Q07.1

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no change to incurred losses or loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.2

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

                                     GENERAL

1.1  Did the reporting entity experience any material transactions requiring the filing of Disclosure of Material Transactions with the State of Domicile,
     as required by the Model Act?                                                         Yes |_| No |X|

1.2  If yes, has the report been filed with the domiciliary state?                         Yes |_| No |_|

2.1  Has any change been made during the year of this statement in the charter, by-laws, articles of incorporation, or deed of settlement of the reporting
     entity?                                                                               Yes |_| No |X|

2.2  If yes, date of change:                                                       ______________________

3.   Have there been any substantial changes in the organizational chart since
     the prior quarter end?                                                                Yes |_| No |X|

     If yes, complete the Schedule Y-Part 1 - Organizational chart.

4.1  Has the reporting entity been a party to a merger or consolidation during
     the period covered by this statement?                                                 Yes |_| No |X|

4.2  If yes, provide name of entity, NAIC Company Code, and state of domicile
     (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                   1               2            3
                                 NAIC       STATE OF
            NAME OF ENTITY   COMPANY CODE   DOMICILE
            --------------   ------------   --------

5.   If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant changes regarding the
     terms of the agreement or principals involved?                                Yes |_| No |X| N/A |_|

     If yes, attach an explanation.
            ____________________________________________________________________
            ____________________________________________________________________

6.1  State as of what date the latest financial examination of the reporting
     entity was made or is being made.                                                         12/31/2007

6.2  State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet and not the date the
     report was completed or released.                                                         12/31/2002

6.3  State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or completion date of the
     examination report and not the date of the examination (balance                            1/16/2004
     sheet date).

6.4  By what department or departments?

            Connecticut State Insurance Department
            ____________________________________________________________________

6.5  Have all financial statement adjustments within the latest financial examination report been accounted for in a subsequent financial statement
     filed with Departments?                                                       Yes |_| No |_| N/A |X|

6.6  Have all of the recommendations within the latest financial examination
     report been complied with?                                                    Yes |X| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended
     or revoked by any governmental entity during the reporting period?                    Yes |_| No |X|

7.2  If yes, give full information:
            ____________________________________________________________________
            ____________________________________________________________________

8.1  Is the company a subsidiary of a bank holding company regulated by the
     Federal Reserve Board?                                                                Yes |_| No |X|

8.2  If response to 8.1 is yes, please identify the name of the bank holding company.
            ____________________________________________________________________
            ____________________________________________________________________

8.3  Is the company affiliated with one or more banks, thrifts or securities
     firms?                                                                                Yes |X| No |_|

8.4  If the response to 8.3 is yes, please provide below the names and location
     (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift
     Supervision (OTS), the Federal Deposit Insurance Corporation (FDIC) and the
     Securities Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

                               1                                2             3    4    5    6     7
                         AFFILIATE NAME              LOCATION (CITY, STATE)  FRB  OCC  OTS  FDIC  SEC
            ---------------------------------------  ----------------------  ---  ---  ---  ----  ---
            Hartford Equity Sales Company, Inc.      Simsbury, CT                                 YES
            Hartford Securities Distribution         Simsbury, CT                                 YES
            Hartford Investment Financial Services,  Simsbury, CT                                 YES
            Planco Financial Services, Inc.          Wayne, PA                                    YES
            Woodbury Financial Services, Inc.        Woodbury, MN                                 YES

9.1  Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity subject to a code of ethics,
     which includes the following standards?                                               Yes |X| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b) Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c)  Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:
            ____________________________________________________________________
            ____________________________________________________________________

9.2  Has the code of ethics for senior managers been amended?                              Yes |_| No |X|


                                       Q08

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).
            ____________________________________________________________________
            ____________________________________________________________________

9.3  Have any provisions of the code of ethics been waived for any of the
     specified officers?                                                                   Yes |_| No |X|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).
            ____________________________________________________________________
            ____________________________________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due from parent, subsidiaries
     or affiliates on Page 2 of this statement?                                            Yes |X| No |_|

10.2 If yes, indicate any amounts receivable from parent included in the Page 2
     amount:                                                                                   $8,653,480

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities lending
     agreements.)                                                                          Yes |X| No |_|

11.2 If yes, give full and complete information relating thereto:

            $432,260,361 representing ninehighly rated bonds pledged as collateral for derivative activities.
            ____________________________________________________________________

12.  Amount of real estate and mortgages held in other invested assets in
     Schedule BA:                                                                                      $0

13.  Amount of real estate and mortgages held in short-term investments:                               $0

14.1 Does the reporting entity have any investments in parent, subsidiaries and
     affiliates?                                                                           Yes |X| No |_|

14.2 If yes, please complete the following:                                1               2
                                                                    PRIOR YEAR-END  CURRENT QUARTER
                                                                     BOOK/ADJUSTED   BOOK/ADJUSTED
                                                                    CARRYING VALUE   CARRYING VALUE
                                                                    --------------  ---------------

     14.21 Bonds                                                      $        0       $_________
     14.22 Preferred Stock                                            $        0       $_________
     14.23 Common Stock                                               $6,488,643       $6,617,565
     14.24 Short-Term Investments                                     $        0       $_________
     14.25 Mortgage Loans on Real Estate                              $        0       $_________
     14.26 All Other                                                  $        0       $_________
     14.27 Total Investment in Parent, Subsidiaries and Affiliates    $6,488,643       $6,617,565
           (Subtotal Lines 14.21 to 14.26)
     14.28 Total Investment in Parent included in Lines 14.21 to
           14.26 above                                                $_________       $_________

15.1 Has the reporting entity entered into any hedging transactions reported on
     Schedule DB?                                                                          Yes |X| No |_|

15.2 If yes, has a comprehensive description of the hedging program been made
     available to the domiciliary state?                                                   Yes |X| No |_|

     If no, attach a description with this statement.

16.  Excluding items in Schedule E-Part 3-Special Deposits, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Section
     3, III. Conducting Examinations, F-Custodial or Safekeeping Agreements of
     the NAIC Financial Condition Examiners Handbook?                                      Yes |X| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC
          Financial Condition Examiners Handbook, complete the following:

                       1                                       2
             NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
          --------------------------   ------------------------------------------------
          JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York, NY 10004
          The Bank of New York         101 Barclay St., 8 West, New York, NY 10286
          The Bank of New York         32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial Condition Examiners Handbook, provide the name, location and a complete explanation.

             1           2                   3
          NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
          -------   -----------   -----------------------

     16.3 Have there been any changes, including name changes, in the
          custodian(s) identified in 16.1 during the current quarter?                      Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

                1               2                3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------   -------------   --------------   ------

     16.5 Identify all investment advisors, broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                         1                     2         3
          CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
          -------------------------------   -------   -------


                                      Q08.1

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

17.1 Have all the filing requirements of the Purposes and
     Procedures Manual of the NAIC Securities Valuation Office
     been followed?                                             Yes |_|   No |X|

17.2 If no, list exceptions:

     124900C@8 CCL INDUSTRIES INC.


                                      Q08.2

                             PART 2 - LIFE & HEALTH

1. Report the statement value of mortgage loans at the end of this reporting period for the following categories:

                                                                                                      1
                                                                                                    AMOUNT
1.1 Long-term mortgages in good standing
    1.11 Farm mortgages                                                                          $ 66,590,809
    1.12 Residential mortgages                                                                   $
    1.13 Commercial mortgages                                                                    $541,443,301
                                                                                                 ------------
    1.14 Total mortgages in good standing                                                        $608,034,110
1.2 Long-term mortgages in good standing with restructured terms
    1.21 Total mortgages in good standing with restructured terms                                $
1.3 Long-term mortgage loans upon which interest is overdue more than three months
    1.31 Farm mortgages                                                                          $
    1.32 Residential mortgages                                                                   $
    1.33 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.34 Total mortgages with interest overdue more than three months                            $          0
1.4 Long-term mortgage loans in process of foreclosure
    1.41 Farm mortgages                                                                          $
    1.42 Residential mortgages                                                                   $
    1.43 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.44 Total mortgages in process of foreclosure                                               $          0
1.5 Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)   $608,034,110
1.6 Long-term mortgages foreclosed, properties transferred to real estate in current quarter
    1.61 Farm mortgages                                                                          $
    1.62 Residential mortgages                                                                   $
    1.63 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.64 Total mortgages foreclosed and transferred to real estate                               $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2                                                      6             7
 NAIC     FEDERAL       3                                        TYPE OF     IS INSURER
COMPANY     ID      EFFECTIVE           4              5       REINSURANCE   AUTHORIZED?
 CODE     NUMBER      DATE      NAME OF REINSURER   LOCATION      CEDED      (YES OR NO)
----------------------------------------------------------------------------------------


                                      NONE


                                       Q10

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                DIRECT BUSINESS ONLY
                                                  ---------------------------------------------------------------------------------
                                                                                   4
                                                                              ACCIDENT AND
                                                                                 HEALTH
                                                        LIFE CONTRACTS          INSURANCE
                                                  --------------------------    PREMIUMS,
                                                       2                        INCLUDING                        6            7
                                              1       LIFE           3           POLICY,          5            TOTAL       DEPOSIT-
                                           ACTIVE  INSURANCE      ANNUITY    MEMBERSHIP AND     OTHER         COLUMNS        TYPE
               STATES, ETC.                STATUS   PREMIUMS  CONSIDERATIONS   OTHER FEES   CONSIDERATIONS  2 THROUGH 5   CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
1.    Alabama                           AL L        1,720,675         51,063            836      5,845,877     7,618,451
2.    Alaska                            AK L          433,746                           139        734,142     1,168,026
3.    Arizona                           AZ L        6,849,281         90,925          5,426     11,329,695    18,275,326
4.    Arkansas                          AR L        2,135,879        124,922            590      9,322,057    11,583,448
5.    California                        CA L       36,224,301      1,444,689         29,093     78,972,217   116,670,300
6.    Colorado                          CO L        7,540,512         20,359          1,480      6,661,528    14,223,879
7.    Connecticut                       CT L        6,430,266        156,895             89      8,547,319    15,134,570
8.    Delaware                          DE L        3,212,582         52,781                     1,207,212     4,472,574
9.    District of Columbia              DC L          909,152                                    2,889,661     3,798,812
10.   Florida                           FL L       21,146,584      1,353,560         11,369     44,003,789    66,515,303
11.   Georgia                           GA L        9,381,193        155,243          3,035     13,438,841    22,978,312
12.   Hawaii                            HI L        1,455,152                           503      4,538,096     5,993,751
13.   Idaho                             ID L          927,653                           610      4,167,798     5,096,060
14.   Illinois                          IL L       16,138,784        187,428         12,545     28,325,041    44,663,798
15.   Indiana                           IN L        5,077,308         97,569          5,421      8,754,838    13,935,136
16.   Iowa                              IA L        3,108,257        144,326         13,252      8,368,559    11,634,394
17.   Kansas                            KS L        3,944,942        118,766            842      6,563,733    10,628,283
18.   Kentucky                          KY L        3,017,222         68,964          4,039      5,464,873     8,555,098
19.   Louisiana                         LA L        9,414,922         88,314          3,447     11,989,538    21,496,221
20.   Maine                             ME L          499,508        118,485            349      3,423,553     4,041,895
21.   Maryland                          MD L        7,017,457         22,473            265     21,453,104    28,493,299
22.   Massachusetts                     MA L        6,947,524        444,978            230     13,012,659    20,405,390
23.   Michigan                          MI L        8,206,227        464,468          9,529     15,727,635    24,407,859
24.   Minnesota                         MN L       11,292,760        310,525         20,993     14,071,613    25,695,891
25.   Mississippi                       MS L        2,447,780        114,993          1,331      3,185,706     5,749,810
26.   Missouri                          MO L       10,204,482        186,907          4,061     18,856,049    29,251,498
27.   Montana                           MT L          426,796         76,446            972      1,266,665     1,770,878
28.   Nebraska                          NE L        2,270,810         20,406          3,328      5,876,068     8,170,612
29.   Nevada                            NV L        2,890,983                         2,310      5,716,106     8,609,398
30.   New Hampshire                     NH L        1,166,858         43,360                     2,443,246     3,653,465
31.   New Jersey                        NJ L        7,528,457        120,485             77     14,892,029    22,541,049
32.   New Mexico                        NM L        1,906,183                           981      6,662,560     8,569,723
33.   New York                          NY N        2,523,359                           179        289,675     2,813,213
34.   North Carolina                    NC L       17,601,188      1,436,587         13,031     15,507,146    34,557,952
35.   North Dakota                      ND L        1,360,475                         1,474        682,871     2,044,821
36.   Ohio                              OH L       10,667,907        438,436          5,155     18,888,399    29,999,897
37.   Oklahoma                          OK L        4,608,904        227,533          2,820      6,313,422    11,152,678
38.   Oregon                            OR L        2,867,077        161,298          1,814      9,958,411    12,988,600
39.   Pennsylvania                      PA L       13,658,495        704,604            553     23,847,698    38,211,350
40.   Rhode Island                      RI L        2,739,573                           887      1,229,954     3,970,414
41.   South Carolina                    SC L        3,533,701         26,871            782      9,648,746    13,210,100
42.   South Dakota                      SD L        3,113,514         30,689          2,011        791,265     3,937,479
43.   Tennessee                         TN L        4,984,461        575,539          3,422     14,010,739    19,574,161
44.   Texas                             TX L       25,787,079      1,650,879          4,695     42,023,185    69,465,838
45.   Utah                              UT L        1,141,487          6,738            691      3,447,189     4,596,104
46.   Vermont                           VT L        1,152,544                                    2,099,090     3,251,635
47.   Virginia                          VA L        6,943,419        572,828          1,527     20,764,899    28,282,674
48.   Washington                        WA L        6,811,329        937,281          2,916     19,716,640    27,468,167
49.   West Virginia                     WV L        2,024,820         31,773          1,336      2,993,318     5,051,247
50.   Wisconsin                         WI L        7,326,461        199,605         71,184     23,657,720    31,254,970
51.   Wyoming                           WY L          928,505                           407        921,101     1,850,013
52.   American Samoa                    AS N                                                                           0
53.   Guam                              GU N            2,642                                                      2,642
54.   Puerto Rico                       PR L           59,392                                        1,240        60,632
55.   US Virgin Islands                 VI L            1,711                                       46,000        47,711
56.   Northern Mariana Islands          MP N                                                                           0
57.   Canada                            CN N            1,734                                                      1,734
58.   Aggregate Other Alien             OT XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
59.   Subtotal                             (a)52  322,780,535     13,079,989        252,182    604,564,616   940,677,322          0
90.   Reporting entity contributions
      for employee benefit plans           XXX                                                                                    0
91.   Dividends or refunds applied to
      purchase paid-up additions and
      annuities                            XXX            717            341                                       1,058
92.   Dividends or refunds applied to
      shorten endowment or premium
      paying period                        XXX                                                                         0
93.   Premium or annuity considerations
      waived under disability or other
      contract provisions                  XXX        225,299                                                    225,299
94.   Aggregate other amounts not
      allocable by State                   XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
95.   Totals (Direct Business)             XXX    323,006,552     13,080,329        252,182    604,564,616   940,903,679          0
96.   Plus Reinsurance Assumed             XXX     33,689,439     17,255,478                    38,281,138    89,226,055
                                           ------ -----------     ----------        -------    ----------- -------------        ---
97.   Totals (All Business)                XXX    356,695,990     30,335,808        252,182    642,845,754 1,030,129,733          0
98.   Less Reinsurance Ceded               XXX    158,252,852                                   20,922,867   179,175,719
                                           ------ -----------     ----------        -------    ----------- -------------        ---
99.   Totals (All Business) less
      Reinsurance Ceded                    XXX    198,443,138     30,335,808        252,182    621,922,887   850,954,015          0
                                           ====== ===========     ==========        =======    =========== =============        ===

                                                       DETAILS OF WRITE-INS

5801. Other Foreign                        XXX      1,066,525                           155         14,100     1,080,779
5802.                                      XXX                                                                         0
5803.                                      XXX                                                                         0
5898. Summary of remaining write-ins
      for line 58 from overflow page       XXX              0              0              0              0             0          0
5899. Total (Lines 5801 thru 5803 plus
      5898) (Line 58 above)                XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
9401.                                      XXX                                                                         0
9402.                                      XXX                                                                         0
9403.                                      XXX                                                                         0
9498. Summary of remaining write-ins
      for line 94 from overflow page       XXX              0              0              0              0             0          0
9499. Total (Lines 9401 thru 9403 plus
      9498) (Line 94 above)                XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

     SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A
                              HOLDING COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                        RESPONSE
1.   Will the Trusteed Surplus Statement be filed with the state of
     domicile and the NAIC with this statement?                            NO

2.   Will the Medicare Part D Coverage Supplement be filed with the
     state of domicile and the NAIC with this statement?                   NO

3. Will the Reasonableness of Assumptions Certification required by Actuarial Guideline XXXV be filed with the state of domicile and
     electronically with the NAIC?                                         NO

4.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXV be filed with
     the state of domicile and electronically with the NAIC?               NO

5. Will the Reasonableness of Assumptions Certification for Implied Guaranteed Rate Method required by Actuarial Guideline XXXVI be filed with the state of domicile and electronically with the
     NAIC?                                                                 NO

6.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Average Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

7.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

EXPLANATIONS:

1.
2.
3.
4.
5.
6.
7.

BAR CODE:

[BAR CODE]
*71153200949000001*

[BAR CODE]
*71153200936500001*

[BAR CODE]
*71153200944500001*

[BAR CODE]
*71153200944600001*

[BAR CODE]
*71153200944700001*

[BAR CODE]
*71153200944800001*

[BAR CODE]
*71153200944900001*


                                       Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR ASSETS:

                                                             CURRENT STATEMENT DATE
                                                   ----------------------------------------
                                                                                   3                4
                                                                    2         NET ADMITTED     DECEMBER 31,
                                                       1        NONADMITTED       ASSETS       PRIOR YEAR NET
                                                    ASSETS         ASSETS     (COLS. 1 - 2)   ADMITTED ASSETS
                                                   ----------------------------------------------------------
2304. Interest Maintenance Reserve                 24,862,709    24,862,709         0
2397. Summary of remaining write-ins for Line 23   24,862,709    24,862,709         0                0

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                         1               2
                                                      CURRENT       DECEMBER 31
                                                   STATEMENT DATE    PRIOR YEAR
                                                   --------------   -----------
2504. Interest On Policy Or Contract Funds
      Due Or Accrued                                    341,173         317,613
2505. Miscellaneous Liabilities                      41,646,426      34,326,052
2597. Summary of remaining write-ins for Line 25     41,987,599      34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION
                                   Real Estate

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                         27,284,717      27,569,379
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition
     2.2 Additional investment made after acquisition
3.   Current year change in encumbrances                                              1,242,375         675,624
4.   Total gain (loss) on disposals
5.   Deduct amounts received on disposals
6.   Total foreign exchange change in book/adjusted carrying value
7.   Deduct current year's other than temporary impairment recognized
8.   Deduct current year's depreciation                                                 287,213         960,286
                                                                                     ----------      ----------
9.   Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)   28,239,879      27,284,717
10.  Deduct total nonadmitted amounts
                                                                                     ----------      ----------
11.  Statement value at end of current period (Line 9 minus Line 10)                 28,239,879      27,284,717

                            SCHEDULE B - VERIFICATION
                                 Mortgage Loans

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book value/recorded investment excluding accrued interest, December 31 of
        prior year                                                                   611,371,431     350,528,540
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                          274,862,000
     2.2 Additional investment made after acquisition                                     69,905       3,844,286
3.   Capitalized deferred interest and other
4.   Accrual of discount                                                                  24,498          94,401
5.   Unrealized valuation increase (decrease)
6.   Total gain (loss) on disposals                                                                     (732,521)
7.   Deduct amounts received on disposals                                              3,423,779      17,014,335
8.   Deduct amortization of premium and mortgage interest points and commitment
        fees                                                                               7,945         210,940
9.   Total foreign exchange change in book value/recorded investment excluding accrued interest
10.  Deduct current year's other than temporary impairment recognized
                                                                                     -----------     -----------
11.  Book value/recorded investment excluding accrued interest at end of current
        period (Lines 1+2+3+4+5+6-7-8+9-10)                                          608,034,111     611,371,431
                                                                                     -----------     -----------
12.  Total valuation allowance
                                                                                     -----------     -----------
13.  Subtotal (Line 11 plus Line 12)                                                 608,034,111     611,371,431
                                                                                     -----------     -----------
14.  Deduct total nonadmitted amounts
                                                                                     -----------     -----------
15.  Statement value at end of current period (Line 13 minus Line 14)                608,034,111     611,371,431

                           SCHEDULE BA - VERIFICATION
                         Other Long-Term Invested Assets

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                          10,488,653       9,672,081
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                              331,740
     2.2 Additional investment made after acquisition                                    438,130       1,764,788
3.   Capitalized deferred interest and other
4.   Accrual of discount
5.   Unrealized valuation increase (decrease)                                           (368,890)     (1,159,686)
6.   Total gain (loss) on disposals
7.   Deduct amounts received on disposals                                                                116,431
8.   Deduct amortization of premium and depreciation                                       7,860           3,839
9.   Total foreign exchange change in book/adjusted carrying value
10.  Deduct current year's other than temporary impairment recognized
                                                                                      ----------      ----------
11.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5+6-7-8+9-10)                                                  10,550,032      10,488,653
12.  Deduct total nonadmitted amounts
                                                                                      ----------      ----------
13.  Statement value at end of current period (Line 11 minus Line 12)                 10,550,032      10,488,653

                            SCHEDULE D - VERIFICATION
                                Bonds and Stocks

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                    -------------  ----------------

1.   Book/adjusted carrying value of bonds and stocks, December 31 of prior year    8,638,565,584    5,922,188,539
2.   Cost of bonds and stocks acquired                                              5,541,857,383    3,726,650,976
3.   Accrual of discount                                                                1,563,195        6,643,753
4.   Unrealized valuation increase (decrease)                                         (21,408,866)      (5,318,621)
5.   Total gain (loss) on disposals                                                    16,439,364      (22,480,831)
6.   Deduct consideration for bonds and stocks disposed of                          5,321,093,242      818,493,426
7.   Deduct amortization of premium                                                    14,754,022       53,000,251
8.   Total foreign exchange change in book/adjusted carrying value                    (37,604,288)      (4,294,729)
9.   Deduct current year's other than temporary impairment recognized                  18,053,155      113,329,825
                                                                                    -------------    -------------
10.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5-6-7+8-9)                                                   8,785,511,952    8,638,565,584
11.  Deduct total nonadmitted amounts
                                                                                    -------------    -------------
12.  Statement value at end of current period (Line 10 minus Line 11)               8,785,511,952    8,638,565,584

                                      QSI01

SCHEDULE D - PART 1B

Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                                                                              7
                                                                                                            BOOK/
                                                                     4             5             6        ADJUSTED        8
                        1              2               3        NON-TRADING  BOOK/ADJUSTED  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED
                  BOOK/ADJUSTED   ACQUISITIONS   DISPOSITIONS     ACTIVITY      CARRYING      CARRYING    VALUE END CARRYING VALUE
                  CARRYING VALUE     DURING          DURING        DURING       VALUE END     VALUE END      OF      DECEMBER 31
                   BEGINNING OF      CURRENT        CURRENT        CURRENT         OF        OF SECOND     THIRD        PRIOR
                 CURRENT QUARTER     QUARTER        QUARTER       QUARTER    FIRST QUARTER     QUARTER     QUARTER       YEAR
                 --------------- -------------- -------------- ------------- -------------- ------------- --------- --------------
    BONDS
1.  Class 1 (a)    8,749,832,390 11,590,111,997 10,905,619,074    11,225,170  9,445,550,483                          8,749,832,390
2.  Class 2 (a)    1,625,330,953    227,494,396     11,406,412  (23,041,599)  1,818,377,338                          1,625,330,953
3.  Class 3 (a)      134,681,924                    40,020,596    75,617,978    170,279,306                            134,681,924
4.  Class 4 (a)           63,173                       408,775    33,670,487     33,324,885                                 63,173
5.  Class 5 (a)       27,026,883          6,937         51,236    (8,448,765)    18,533,819                             27,026,883
6.  Class 6 (a)        1,457,742                                     309,222      1,766,964                              1,457,742
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
7.  Total Bonds   10,538,393,066 11,817,613,330 10,957,506,093    89,332,493 11,487,832,795       0           0     10,538,393,066
                  ============== ============== ==============    ========== ==============     ===         ===     ==============
    PREFERRED
       STOCK
8.  Class 1          149,493,229                                 (89,563,677)    59,929,552                            149,493,229
9.  Class 2           82,334,324                                 (73,753,218)     8,581,106                             82,334,324
10. Class 3           23,181,702                                 (23,181,702)                                           23,181,702
11. Class 4                                                        4,655,000      4,655,000
12. Class 5              352,714         10,584                                     363,298                                352,714
13. Class 6
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
14. Total
       Preferred
       Stock         255,361,969         10,584              0  (181,843,597)    73,528,956       0           0        255,361,969
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
15. Total Bonds
        and
       Preferred
       Stock      10,793,755,035 11,817,623,914 10,957,506,093   (92,511,104)11,561,361,751       0           0     10,793,755,035
                  ============== ============== ==============    ========== ==============     ===         ===     ==============


(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation: NAIC 1 $10,718,546; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.

                                      QSI02

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                       1                       3                4                     5
                 BOOK/ADJUSTED     2        ACTUAL     INTEREST COLLECTED PAID FOR ACCRUED INTEREST
                CARRYING VALUE PAR VALUE     COST         YEAR TO DATE           YEAR TO DATE
                -------------- --------- ------------- ------------------ -------------------------
9199999. Totals  2,787,210,524    XXX    2,787,173,955       4,587,757

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                                                           2
                                                                                            1       PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
                                                                                     -------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                          2,166,709,611      476,504,914
2.  Cost of short-term investments acquired                                          6,275,785,714    9,367,885,094
3.  Accrual of discount                                                                    239,159        1,335,722
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals                                                       3,446,481               (0)
6.  Deduct consideration received on disposals                                       5,656,300,695    7,681,603,848
7.  Deduct amortization of premium                                                          42,688           39,330
8.  Total foreign exchange change in book/adjusted carrying value                       (2,627,059)       2,627,059
9.  Deduct current year's other than temporary impairment recognized
                                                                                     -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)  2,787,210,524    2,166,709,611
11. Deduct total nonadmitted amounts
                                                                                     -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                 2,787,210,524    2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1
                                      NONE

                            SCH. DB-PART F-SECTION 2
                                      NONE


                                  QSI04, QSI05

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                     ------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                           11,673,000      17,419,000
2.  Cost of cash equivalents acquired
3.  Accrual of discount
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals
6.  Deduct consideration received on disposals                                         9,898,000       5,746,000
7.  Deduct amortization of premium
8.  Total foreign exchange change in book/ adjusted carrying value
9.  Deduct current year's other than temporary impairment recognized
                                                                                       ---------      ----------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)    1,775,000      11,673,000
11. Deduct total nonadmitted amounts
                                                                                       ---------      ----------
12. Statement value at end of current period (Line 10 minus Line 11)                   1,775,000      11,673,000


                                      QSI06

                               SCHEDULE A - PART 2

 Showing All Real Estate ACQUIRED and Additions Made During the Current Quarter

                           LOCATION
                         -----------                                                                                    9
                                                                    6                              8                ADDITIONAL
                                          4                     ACTUAL COST      7         BOOK/ADJUSTED CARRYING   INVESTMENT
          1                1     3      DATE         5           AT TIME OF    AMOUNT OF         VALUE LESS         MADE AFTER
DESCRIPTION OF PROPERTY  CITY  STATE  ACQUIRED  NAME OF VENDOR  ACQUISITION  ENCUMBRANCES       ENCUMBRANCES       ACQUISITION
------------------------------------------------------------------------------------------------------------------------------


                                      NONE

                               SCHEDULE A - PART 3

 Showing All Real Estate Disposed During the Quarter, Including Payments During
                    the Final Year On "Sales Under Contract"


                                                                                     7
                                                                                EXPENDED FOR
                                                                                 ADDITIONS,         8
                                                                                 PERMANENT     BOOK/ADJUSTED
                           LOCATION                                             IMPROVEMENTS  CARRYING VALUE
                         -----------     4                                      AND CHANGES        LESS
          1                2     3    DISPOSAL          5               6            IN        ENCUMBRANCES
DESCRIPTION OF PROPERTY  CITY  STATE    DATE    NAME OF PURCHASER  ACTUAL COST  ENCUMBRANCES    PRIOR YEAR
------------------------------------------------------------------------------------------------------------

                             CHANGE IN BOOK/ADJUSTED CARRYING VALUE LESS ENCUMBRANCES
                         ----------------------------------------------------------------
                                           10
                                        CURRENT                                    13            14
                                         YEAR'S        11             12          TOTAL    BOOK/ADJUSTED
                              9        OTHER THAN    CURRENT         TOTAL       FOREIGN      CARRYING
                           CURRENT     TEMPORARY      YEAR'S       CHANGE IN     EXCHANGE    VALUE LESS
          1                 YEAR'S     IMPAIRMENT   CHANGE IN      B./A.C.V.    CHANGE IN   ENCUMBRANCES
DESCRIPTION OF PROPERTY  DEPRECIATION  RECOGNIZED  ENCUMBRANCES  (11 - 9 - 10)  B./A.C.V.   ON DISPOSAL
--------------------------------------------------------------------------------------------------------




                                                                                   19          20
                                          16                                  GROSS INCOME   TAXES,
                             15         FOREIGN        17           18           EARNED     REPAIRS,
                           AMOUNTS     EXCHANGE     REALIZED       TOTAL     LESS INTEREST    AND
          1               RECEIVED    GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)   INCURRED ON   EXPENSES
DESCRIPTION OF PROPERTY  DURING YEAR  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL   ENCUMBRANCES  INCURRED
----------------------------------------------------------------------------------------------------


                                      NONE


                                      QE01

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                            LOCATION
            ----------------------------------------
                                                                                   7           8
                                                                                 ACTUAL    ADDITIONAL     9
                                                       4      5          6        COST     INVESTMENT  VALUE OF
     1                      2                    3   LOAN    DATE     RATE OF  AT TIME OF  MADE AFTER  LAND AND
LOAN NUMBER                CITY                STATE TYPE  ACQUIRED  INTEREST ACQUISITION ACQUISITION BUILDINGS
---------------------------------------------------------------------------------------------------------------
MORTGAGES IN GOOD STANDING
COMMERCIAL MORTGAGES - ALL OTHER
BHM033XZ5   OXNARD                             CA         03/13/2009   5.890                 69,904    104,857
0599999.    Total - Mortgages in Good Standing
            - Commercial Mortgages - All Other                XXX        XXX       0         69,904    104,857
0899999.    Total - Mortgages in Good Standing                XXX        XXX       0         69,904    104,857
3399999.    Total Mortgages                                   XXX        XXX       0         69,904    104,857

                                             SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 01/01/2009     10,664
0199999.
Total -
Mortgages
Closed
by
Repayment                                                     10,664

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4   VARIOUS      US         04/01/2001 03/01/2009  1,020,585
BHM01G8F0   CARY         NC         12/22/2005 03/01/2009     24,547
BHM01JS13   FRESNO       CA         04/17/2006 01/01/2009     17,260
BHM01LDV8   BALTIMORE    MD         04/28/2006 03/01/2009     78,155
BHM01WKR5   PITTSBURGH   PA         09/22/2006 03/01/2009     37,727
BHM01Y6L0   CUMMING      GA         10/05/2006 03/01/2009     10,584
BHM029188   SCOTTS BLUFF NE         03/02/2007 01/01/2009      8,499
BHM02RH99   TULARE       CA         08/30/2007 03/01/2009     31,611
BHM02VHG4   HUMBOLDT     IA         09/28/2007 01/01/2009      8,021
BHM02X6H0   WRIGHT       IA         11/01/2007 01/01/2009    100,000
BHM031119   FRESNO       CA         12/21/2007 01/01/2009     90,000
BHM032091   NEW YORK     NY         01/30/2008 01/01/2009     17,338
BHM0320Y6   WEBSTER      IA         01/15/2008 01/01/2009     26,000
BHM037E20   BUENA VISTA  IA         02/29/2008 01/01/2009     53,000
BHM037E38   WRIGHT       IA         02/20/2008 01/01/2009     28,250
BHM038DB9   VARIOUS      IA         03/04/2008 01/01/2009     76,500
BHM038DD5   FAYETTE      IA         03/28/2008 01/01/2009     81,000
BHM039NF7   GRAY         KS         05/05/2008 03/01/2009    178,199
BHM03BMW6   TULARE       CA         06/30/2008 01/01/2009  1,020,000
BHM03L0T5   STANISLAUS   CA         07/25/2008 03/01/2009     32,282
BHM03S0C7   DALLAS       TX         07/25/2008 03/01/2009     30,167
BHM03TLB4   VARIOUS      MU         07/01/2008 03/01/2009    142,475
BHM03Z7Q3   ROCKVILLE    MD         10/29/2008 03/01/2009     16,826
BHM04QLL7   CHAVES       NM         10/17/2008 03/01/2009     50,616
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 03/01/2009     85,813
0299999.
                                                          ----------
Total -
Mortgages
With
Partial
Repayments                                                3,265,4550
                                                          ----------
MORTGAGES
DISPOSED
BHM02CK31   VARIOUS      US         04/03/2007 02/04/2009     50,924
BHM02CK49   VARIOUS      US         04/03/2007 02/04/2009     73,907

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6
                                                                     0
0199999.
Total -
Mortgages
Closed
by
Repayment       0              0            0        0               0           0

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4                 (1,251)                               (1,251)
BHM01G8F0                                                            0
BHM01JS13                                                            0
BHM01LDV8                                                            0
BHM01WKR5                                                            0
BHM01Y6L0                                                            0
BHM029188                                                            0
BHM02RH99                                                            0
BHM02VHG4                                                            0
BHM02X6H0                                                            0
BHM031119                                                            0
BHM032091                                                            0
BHM0320Y6                                                            0
BHM037E20                                                            0
BHM037E38                                                            0
BHM038DB9                                                            0
BHM038DD5                                                            0
BHM039NF7                                                            0
BHM03BMW6                                                            0
BHM03L0T5                                                            0
BHM03S0C7                                                            0
BHM03TLB4                                                            0
BHM03Z7Q3                                                            0
BHM04QLL7                                                            0
BHM04X7M6                                                            0
              ---         ------          ---      ---          ------         ---
0299999.
Total -
Mortgages
With
Partial
Repayments      0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===
MORTGAGES
DISPOSED
BHM02CK31                                                            0
BHM02CK49                                                            0





                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6        10,664          10,664                               0
                 ------          ------     ---         ---         ---
0199999.
Total -
Mortgages
Closed
by
Repayment        10,664          10,664       0           0           0
                 ======          ======     ===         ===         ===

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4     1,019,334       1,019,334                               0
BHM01G8F0        24,547          24,547                               0
BHM01JS13        17,260          17,260                               0
BHM01LDV8        78,155          78,155                               0
BHM01WKR5        37,727          37,727                               0
BHM01Y6L0        10,584          10,584                               0
BHM029188         8,499           8,499                               0
BHM02RH99        31,611          31,611                               0
BHM02VHG4         8,021           8,021                               0
BHM02X6H0       100,000         100,000                               0
BHM031119        90,000          90,000                               0
BHM032091        17,338          17,338                               0
BHM0320Y6        26,000          26,000                               0
BHM037E20        53,000          53,000                               0
BHM037E38        28,250          28,250                               0
BHM038DB9        76,500          76,500                               0
BHM038DD5        81,000          81,000                               0
BHM039NF7       178,199         178,199                               0
BHM03BMW6     1,020,000       1,020,000                               0
BHM03L0T5        32,282          32,282                               0
BHM03S0C7        30,167          30,167                               0
BHM03TLB4       142,475         142,475                               0
BHM03Z7Q3        16,826          16,826                               0
BHM04QLL7        50,616          50,616                               0
BHM04X7M6        85,813          85,813                               0
              ---------       ---------     ---         ---         ---
0299999.
Total -
Mortgages
With
Partial
Repayments    3,264,204       3,264,204       0           0           0
              =========       =========     ===         ===         ===
MORTGAGES
DISPOSED
BHM02CK31        50,924          50,924                               0
BHM02CK49        73,907          73,907                               0

                               SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
BHM02CK56   VARIOUS      US         04/03/2007 02/04/2009     24,079
0399999.
Total -
Mortgages
Disposed                                                     148,910
                                                           ---------
0599999.
Total
Mortgages                                                  3,425,030
                                                           =========

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
BHM02CK56                                                            0
0399999.
Total -
Mortgages
Disposed        0              0            0        0               0           0
              ---         ------          ---      ---          ------         ---
0599999.
Total
Mortgages       0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===




                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
BHM02CK56        24,079          24,079                                0
0399999.
Total -
Mortgages
Disposed        148,910         148,910       0           0            0
              ---------       ---------     ---         ---          ---
0599999.
Total
Mortgages     3,423,779       3,423,779       0           0            0
              =========       =========     ===         ===          ===


                                     QE02.1

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter

                                                 5
                                              NAME OF
                                  LOCATION     VENDOR    6        7        8
       1              2       ---------------    OR    NAIC     DATE      TYPE
     CUSIP         NAME OR         3      4   GENERAL DESIG- ORIGINALLY   AND
IDENTIFICATION   DESCRIPTION     CITY   STATE PARTNER NATION  ACQUIRED  STRATEGY
-------------- -------------- --------- ----- ------- ------ ---------- --------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2  BABCOCK &      SYDNEY    US    DIRECT
               BROWN                          WITH
               INFRASTRUCTURE                 ISSUER         01/06/2009
 BHM03J  4Q 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               FUND II                        ISSUER         03/20/2009
 BHM03J  4H 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               PARTNERS II                    ISSUER         03/20/2009
 BHM035  DC 3  KRG CAPITAL    DENVER    CO    DIRECT
               FUND IV LP                     WITH
                                              ISSUER         02/16/2009
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated

3999999. Subtotal - Unaffiliated

4199999. Totals

                                                                           9           10                      12
                                                                         ACTUAL    ADDITIONAL              COMMITMENT     13
       1                                                                COST AT    INVESTMENT      11          FOR    PERCENTAGE
     CUSIP                                                              TIME OF    MADE AFTER   AMOUNT OF  ADDITIONAL     OF
IDENTIFICATION                                                        ACQUISITION ACQUISITION ENCUMBRANCES INVESTMENT  OWNERSHIP
--------------                                                        ----------- ----------- ------------ ---------- ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2

                                                                                       35,269                 850,711
 BHM03J  4Q 2

                                                                                      169,472               1,542,152
 BHM03J  4H 2

                                                                                          307                   3,081
 BHM035  DC 3

                                                                                      233,082               5,305,029
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated             0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
3999999. Subtotal - Unaffiliated                                                0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
4199999. Totals                                                                 0     438,130            0  7,700,974     XXX
                                                                              ===     =======          ===  =========

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter

                                                                                      8
                                                                                BOOK/ADJUSTED
                            LOCATION                            6              CARRYING VALUE
       1            2      ----------           5             DATE       7          LESS
     CUSIP       NAME OR     3    4   NAME OF PURCHASER OR ORIGINALLY DISPOSAL  ENCUMBRANCES,
IDENTIFICATION DESCRIPTION CITY STATE  NATURE OF DISPOSAL   ACQUIRED    DATE     PRIOR YEAR
-------------- ----------- ---- ----- -------------------- ---------- -------- --------------

                                  CHANGES IN BOOK/ADJUSTED CARRYING VALUE
               ----------------------------------------------------------------------------
                                 10             11                                    14
                    9      CURRENT YEAR'S CURRENT YEAR'S      12          13        TOTAL
               UNREALIZED  (DEPRECIATION)   OTHER THAN   CAPITALIZED     TOTAL     FOREIGN
       1        VALUATION       OR           TEMPORARY     DEFERRED    CHANGE IN   EXCHANGE
     CUSIP      INCREASE  (AMORTIZATION)/   IMPAIRMENT     INTEREST    B./A.C.V   CHANGE IN
IDENTIFICATION (DECREASE)    ACCRETION      RECOGNIZED    AND OTHER  (9+10-11+12) B./A.C.V.
-------------- ---------- --------------- -------------- ----------- ------------ ---------

                     15
                BOOK/ADJUSTED                   17
               CARRYING VALUE                 FOREIGN        18          19         20
       1            LESS                      EXCHANGE    REALIZED     TOTAL
     CUSIP      ENCUMBRANCES        16      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS) INVESTMENT
IDENTIFICATION   ON DISPOSAL  CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL   INCOME
-------------- -------------- ------------- ----------- ----------- ----------- ----------


                                      NONE


                                      QE03

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
BONDS - U.S. GOVERNMENT
36200W   CB 5   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           368,213       333,972      1,749       1
36200X   JF 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                12/01/2031                            INSURANCE
                                                      COMPANY                           334,820       298,812      1,565       1
36200X   KN 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           277,872       266,436      1,395       1
36201C   6E 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                03/01/2032                            INSURANCE
                                                      COMPANY                           118,687       108,190        567       1
36201H   WX 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                06/01/2032                            INSURANCE
                                                      COMPANY                           527,914       511,424      2,678       1
36201M   LH 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                08/01/2032                            INSURANCE
                                                      COMPANY                           359,371       332,150      1,739       1
36213D   3C 0   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                02/01/2032                            INSURANCE
                                                      COMPANY                           177,462       171,496        898       1
36213E   AB 2   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                05/01/2032                            INSURANCE
                                                      COMPANY                           168,826       158,522        830       1
36213E   SK 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           355,050       341,878      1,790       1
36213E   YS 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           309,291       283,425      1,484       1
36213J   V2 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           488,024       458,492      2,401       1
36213X   SB 1   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           280,562       262,121      1,373       1
36202E   AL 3   GNMA2 30YR                 03/30/2009 HIMCO
                09/01/2034                            OPERATIONAL
                                                      TRANSACTION                     1,211,893     1,213,104      5,863       1
912810   QA 9   TREASURY                   03/31/2009 Various
                BOND
                02/15/2039                                                          155,231,202   156,085,000    196,949       1
912828   JR 2   TREASURY                   02/11/2009 Various
                NOTE
                11/15/2018                                                        1,227,571,875 1,125,000,000  9,540,228       1
912828   JT 8   TREASURY                   03/30/2009 HARTFORD LIFE
                NOTE                                  INSURANCE
                11/30/2013                            COMPANY                         3,482,207     3,500,000     23,077       1
912828   JW 1   TREASURY                   01/30/2009 Various
                NOTE
                12/31/2013                                                          671,402,946   680,000,000    995,511       1
912828   JY 7   TREASURY                   02/19/2009 Various
                NOTE
                01/31/2011                                                          281,432,935   281,633,000     34,787       1
912828   JZ 4   TREASURY                   03/30/2009 Various
                NOTE
                01/31/2014                                                           87,617,612    88,103,000    175,414       1
912828   KC 3   TREASURY                   03/04/2009 Various
                NOTE
                02/15/2012                                                            4,731,132     4,721,000      2,150       1
912828   KD 1   TREASURY                   03/20/2009 RBS GREENWICH
                NOTE                                  CAPITAL MARKETS
                02/15/2019                                                          100,921,875   100,000,000    273,481       1
912828   KF 6   TREASURY                   03/17/2009 Various
                NOTE
                02/28/2014                                                          510,552,384   512,000,000    469,565       1
912828   KJ 8   TREASURY                   03/26/2009 Various
                NOTE
                03/31/2014                                                          255,836,754   255,205,000                  1
                                                                                  ------------- ------------- ----------
0399999.        Total - Bonds -
                U.S. Government                                                   3,303,758,905 3,210,987,022 11,735,493     XXX
                                                                                  ============= ============= ==========
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312963   2E 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                01/01/2019                            INSURANCE
                                                      COMPANY                           505,227       506,165      2,039       1
312964   LJ 6   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           611,875       612,879      2,469       1
312964   P3 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           642,691       643,787      2,593       1
312964   TZ 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           425,758       426,488      1,718       1
312965   RD 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           294,252       294,960      1,188       1
312966   GP 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           571,003       572,005      2,304       1
312967   T2 8   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           473,704       474,567      1,911       1
312967   TX 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           277,224       277,714      1,119       1
312967   U4 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           649,675       650,677      2,621       1
312967   WF 5   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           572,299       573,308      2,309       1
312967   YK 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           142,846       143,091        576       1
312968   A9 1   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           188,352       188,616        760       1
312968   BA 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           436,285       437,041      1,760       1
312968   KE 9   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           569,386       570,370      2,297       1
312968   NT 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           451,686       452,441      1,822       1
31296M   2N 8   FGOLD                      03/30/2009 HARTFORD
                30YR                                  LIFE
                09/01/2033                            INSURANCE
                                                      COMPANY                         3,508,026     3,341,201     16,149       1
3128S4   BJ 5   FHLMC 12M                  03/30/2009 HIMCO
                LIBOR ARM                             OPERATIONAL
                03/01/2036                            TRANSACTION                     3,608,460     3,597,287     15,842       1
3133TH   A5 6   FHLMC_2104                 03/30/2009 HARTFORD
                12/01/2028                            LIFE
                                                      INSURANCE
                                                      COMPANY                        17,314,258    16,955,337     81,951       1
31408X   SR 2   FN 7|1 IY                  03/30/2009 HTFD LIFE
                CMT ARM                               AND ACCIDENT
                01/01/2036                            INS CO                          9,655,507     9,572,848     42,027       1
31406N   JF 2   FN 7/1 1Y                  03/30/2009 HARTFORD
                LIBOR ARM                             LIFE
                04/01/2035                            INSURANCE
                                                      COMPANY                         3,224,006     3,214,538     12,528       1
31402U   TY 8   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                         1,898,630     1,892,391      7,622       1
31403B   3Z 4   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                           866,388       863,571      3,478       1
31408E   G5 5   FNMA 30YR                  03/30/2009 Various
                01/01/2036                                                            2,378,641     2,430,387     10,768       1
31414K   6T 2   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,449,319     1,432,969      7,503       1
31414K   KS 8   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,456,488     1,439,723      7,539       1
31371N   JC 0   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                08/01/2037                                                            6,486,716     6,693,156     29,654       1
31412W   H6 6   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                07/01/2037                                                            1,550,755     1,600,779      7,092       1
83162C   MA 8   SBAP_02-20B                03/30/2009 HARTFORD
                02/01/2022                            LIFE
                                                      INSURANCE
                                                      COMPANY                         9,347,397     9,235,279     90,511     1FE


                                      QE04

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
83162C   SH 7   SBAP_09-20B                03/30/2009 HARTFORD LIFE
                02/01/2029                            INSURANCE COMPANY               3,798,986     3,750,000     24,296     1FE
3199999.        Total - Bonds -
                U.S. Special
                Revenue & Special
                Assessments                                                          73,355,839    72,843,575    384,447     XXX
BONDS - INDUSTRIAL AND MISCELLANEOUS
002824   AU 4   ABBOTT                     02/26/2009 JP MORGAN
                LABORATORIES                          SECURITIES INC
                04/01/2019                                                           19,557,946     19,643,000               1FE
002824   AV 2   ABBOTT                     02/26/2009 BANC OF AMERICA
                LABORATORIES                          SECURITIES LLC                  4,988,550     5,000,000                1FE
                04/01/2039
010392   FB 9   ALABAMA POWER              02/26/2009 JP MORGAN
                COMPANY 03/01/2039                    SECURITIES INC                  4,990,400     5,000,000                1FE
03523T   AC 2   ANHEUSER-BUSCH             01/07/2009 BARCLAYS CAPITAL
                INBEV WORLDWID                        INC
                01/15/2039                                                            6,648,935     6,666,000                2FE
G0646#   AB 5   ASSOCIATED BRITISH    F    02/06/2009 BANC OF AMERICA
                FOODS PLC                             SECURITIES LLC
                03/05/2014                                                            5,000,000     5,000,000                1Z
05947U   C8 9   BACM_05-1                  02/01/2009 SCHEDULED
                11/01/2042                            ACQUISITION                             0             0                1FE
87203R   AA 0   BAE SYSTEMS ASSET     F    03/15/2009 SCHEDULED
                TRUST 09/15/2013                      ACQUISITION                             0             0                2FE
055451   AH 1   BHP BILLITON          R    03/18/2009 CITIGROUP
                FINANCE (USA) LT                      (Salomon/Smith
                04/01/2019                            Barney)                        19,930,816    19,995,000                1FE
05577@   AG 5   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-A 02/26/2021                     SECURITIES INC                  1,858,160     1,858,160                1FE
05577@   AH 3   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-B 02/26/2021                     SECURITIES INC                  1,788,372     1,788,372                1FE
05577@   AJ 9   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-C 02/26/2021                     SECURITIES INC                    557,723       557,723                1FE
05577@   AK 6   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-D 02/26/2021                     SECURITIES INC                    562,351       562,351                1FE
05577@   AM 2   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-E 02/26/2021                     SECURITIES INC                    233,395       233,395                1FE
05565Q   BH 0   BP CAPITAL MARKETS    F    03/30/2009 HARTFORD LIFE
                PLC 03/10/2015                        INSURANCE COMPANY              14,983,488    15,000,000     32,292     1FE
05565Q   BJ 6   BP CAPITAL MARKETS    F    03/30/2009 Various
                PLC 03/10/2019                                                       24,933,174    25,000,000     39,583     1FE
BHM07S   GD 4   BRAMBLES USA INC      F    03/30/2009 ROYAL BANK OF
                05/07/2016                            SCOTLAND
                                                      FINANCIAL MA                    5,000,000     5,000,000                 2Z
07383F   WD 6   BSCMS_03-PWR2              03/30/2009 HIMCO OPERATIONAL
                05/01/2039                            TRANSACTION                     2,339,496     2,443,128      8,624     1FE
07387B   DY 6   BSCMS_05-PW10              03/30/2009 HIMCO OPERATIONAL
                12/01/2040                            TRANSACTION                     1,680,933     1,770,000      7,514     1FE
BHM07F   J4 9   BUNZL FINANCE PLC          03/05/2009 BANC OF AMERICA
                GUARAN SEN                            SECURITIES LLC
                04/02/2016                                                            5,000,000     5,000,000                 2Z
17305E   DY 8   CCCIT_07-A8                03/30/2009 HARTFORD LIFE
                09/20/2019                            INSURANCE COMPANY               7,412,655     7,450,000     11,692     1FE
15131#   AA 4   CENEX HARVEST              03/30/2009 HARTFORD LIFE
                STATES COOP SR                        INSURANCE COMPANY
                06/19/2013                                                            4,503,858     4,333,333    82,7922
166751   AH 0   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/01/2014                            INC                            11,977,920    12,000,000                1FE
166751   AJ 6   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/03/2019                            INC                            19,993,800    20,000,000                1FE
17275R   AD 4   CISCO SYSTEMS INC.         02/10/2009 Various
                02/15/2039                                                            9,941,650    10,000,000                1FE
17275R   AE 2   CISCO SYSTEMS INC.         03/30/2009 HARTFORD LIFE
                02/15/2019                            INSURANCE COMPANY               9,977,612    10,000,000     59,125     1FE
186108   BU 9   CLEVELAND ELECTRIC         03/30/2009 HTFD LIFE AND
                ILLUMINATI                            ACCIDENT INS CO
                11/01/2017                                                            5,516,759     5,000,000    163,072     2FE
G1910#   AE 6   COBHAM PLC SENIOR     R    02/20/2009 BANC OF AMERICA
                NOTES SERIE                           SECURITIES LLC
                03/17/2014                                                            5,000,000     5,000,000                 2Z
G1910#   AF 3   COBHAM PLC SENIOR     R    03/30/2009 HARTFORD LIFE
                NOTES SERIE                           INSURANCE COMPANY
                03/17/2016                                                            5,000,000     5,000,000     11,935      2Z
191216   AM 2   COCA-COLA COMPANY          03/03/2009 BANC OF AMERICA
                (THE) 03/15/2019                      SECURITIES LLC                 14,861,550    15,000,000                1FE
20047B   AB 4   COMM_04-LB2A IS            03/30/2009 TRANSFER OF
                03/01/2039                            SECURITY AT BOOK
                                                      VALUE                           1,484,872                   72,276     1FE
202795   HN 3   COMMONWEALTH               03/30/2009 HARTFORD LIFE
                EDISON 08/15/2016                     INSURANCE COMPANY               5,993,430     6,000,000     44,625     2FE
20825C   AR 5   CONOCOPHILLIPS             01/29/2009 BANC OF AMERICA
                02/01/2019                            SECURITIES LLC                  4,966,300     5,000,000                1FE
210518   CF 1   CONSUMERS ENERGY           03/30/2009 HTFD LIFE AND
                CO 03/15/2015                         ACCIDENT INS CO                 5,837,572     6,000,000     12,500     2FE
22541Q   EP 3   CSFB_03-C3 IS              03/30/2009 TRANSFER OF
                05/01/2038                            SECURITY AT BOOK
                                                      VALUE                           2,306,049                   25,282     1FE
22541N   M6 3   CSFB_03-CPN1 IS            03/30/2009 TRANSFER OF
                03/01/2035                            SECURITY AT BOOK
                                                      VALUE                           1,507,192                  122,891     1FE
25179M   AH 6   DEVON ENERGY               03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                01/15/2019                                                            4,985,148     5,000,000     70,875     2FE
25746U   AJ 8   DOMINION RESOURCES         03/30/2009 HARTFORD LIFE
                INC 06/30/2012                        INSURANCE COMPANY              10,125,342    10,000,000    156,250     2FE
233331   AE 7   DTE ENERGY CO              03/30/2009 HIMCO OPERATIONAL
                06/01/2011                            TRANSACTION                     4,980,033     5,000,000    116,521     2FE
26442C   AC 8   DUKE ENERGY                03/30/2009 HARTFORD LIFE
                CAROLINAS LLC                         INSURANCE COMPANY
                01/15/2018                                                            7,621,503     7,645,000     83,617     1FE
268789   AA 2   E.ON INTERNATIONAL    F    03/30/2009 HARTFORD LIFE
                FINANCE B.                            INSURANCE COMPANY
                04/30/2018                                                           10,956,883    11,000,000    265,833     1FE
268317   AA 2   EDF 01/26/2014        F    01/21/2009 BANC OF AMERICA
                                                      SECURITIES LLC                 14,940,450    15,000,000                1FE
268317   AC 8   ELECTRICITE DE        F    01/21/2009 BANC OF AMERICA
                FRANCE 01/26/2039                     SECURITIES LLC                  9,855,100    10,000,000                1FE
G2978#   AB 9   ELECTRICITY SUPPLY    F    03/30/2009 HIMCO OPERATIONAL
                BOARD SERI                            TRANSACTION
                12/15/2013                                                            9,773,919    10,000,000    147,000       1
532457   BC 1   ELI LILLY AND              03/03/2009 CREDIT SUISSE
                COMPANY 11/15/2037                    FIRST BOSTON                    2,970,570     3,000,000                1FE
291011   AY 0   EMERSON ELECTRIC           01/15/2009 JP MORGAN
                CO 10/15/2019                         SECURITIES INC                  7,471,425     7,500,000                1FE
292562   A* 6   ENCORE WIRE LTD            03/30/2009 HARTFORD LIFE
                SRNT SER 2004                         INSURANCE COMPANY
                08/27/2011                                                           15,000,000    15,000,000     72,463       2
35177P   AK 3   FRANCE TELECOM        F    03/30/2009 HIMCO OPERATIONAL
                03/01/2011                            TRANSACTION                     2,427,795     2,500,000     15,608     1FE
36804P   AG 1   GATX FINANCIAL             03/30/2009 HIMCO OPERATIONAL
                CORP 04/15/2010                       TRANSACTION                     3,814,762     4,000,000     93,958     2FE
373334   JN 2   GEORGIA POWER              02/04/2009 WACHOVIA
                COMPANY 02/01/2039                    SECURITIES INC                  4,981,400     5,000,000                1FE
36228C   SG 9   GSMS_04-C1                 03/30/2009 HIMCO OPERATIONAL
                10/01/2028                            TRANSACTION                     2,102,338     2,213,734      7,702     1FE


                                     QE04.1

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS     (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
452308   AG 4   ILLINOIS TOOL              03/23/2009 BANC OF AMERICA
                WORKS INC.                            SECURITIES LLC
                04/01/2019                                                           10,998,240    11,000,000                1FE
46051M   AA 0   INTERNATIONAL              03/30/2009 HIMCO
                TRANSMISSION                          OPERATIONAL
                07/15/2013                            TRANSACTION                     5,492,881     6,000,000     55,625     1FE
478115   AA 6   JOHNS HOPKINS              03/19/2009 JP MORGAN
                UNIVERSITY                            SECURITIES INC
                07/01/2019                                                           14,989,500    15,000,000                1FE
494550   AU 0   KINDER MORGAN              03/30/2009 HARTFORD LIFE
                ENERGY PARTNERS                       INSURANCE COMPANY
                02/01/2017                                                           10,490,233    10,500,000    103,250     2FE
57169*   AJ 6   MARS INC 6.47% SR          03/30/2009 HARTFORD LIFE
                NTS DUE 201                           INSURANCE COMPANY
                10/06/2018                                                           10,000,000    10,000,000    318,108       1
61746W   HF 0   MSDWC_01-TOP3              03/30/2009 HARTFORD LIFE
                07/01/2033                            INSURANCE COMPANY               4,814,002     4,712,728     24,259     1FE
652478   BX 5   NEWS AMERICA               03/30/2009 HARTFORD LIFE
                HOLDINGS                              INSURANCE COMPANY               4,892,019     5,000,000    181,111     2FE
                10/17/2016
66989H   AA 6   NOVARTIS CAPITAL        F  02/04/2009 CITIGROUP
                CORP 02/10/2014                       (Salomon/Smith
                                                      Barney)                        19,979,400    20,000,000                1FE
N6510*   AE 5   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2016                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
N6510*   AF 2   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2019                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
677347   CD 6   OHIO EDISON                03/30/2009 HARTFORD LIFE
                COMPANY 07/15/2016                    INSURANCE COMPANY               4,999,490     5,000,000     66,667     2FE
68233D   AS 6   ONCOR ELECTRIC             03/30/2009 HARTFORD LIFE
                DELIVERY CO                           INSURANCE COMPANY
                05/01/2012                                                            5,087,896     5,000,000    131,927     2FE
68389X   AC 9   ORACLE CORPORATION         03/30/2009 HARTFORD LIFE
                04/15/2018                            INSURANCE COMPANY               6,562,560     6,583,000    173,489     1FE
694308   GL 5   PACIFIC GAS AND            03/30/2009 HARTFORD LIFE
                ELECTRIC CO                           INSURANCE COMPANY
                11/30/2017                                                           10,236,790     9,978,000    187,088     1FE
717081   CY 7   PFIZER INC.                03/17/2009 BARCLAYS CAPITAL
                03/15/2039                            INC                             9,994,200    10,000,000                1FE
717081   CZ 4   PFIZER INC.                03/30/2009 HARTFORD LIFE
                03/15/2012                            INSURANCE COMPANY              19,972,745    20,000,000     14,833     1FE
73755L   AB 3   POTASH CORP             A  03/30/2009 HARTFORD LIFE
                SASKATCHEWAN                          INSURANCE COMPANY
                05/31/2011                                                            2,694,953     2,700,000     69,750     2FE
742741   AA 9   PROCTER & GAMBLE -         03/30/2009 HARTFORD LIFE
                ESOP 01/01/2021                       INSURANCE COMPANY               4,484,734     3,582,920     82,909     1FE
758202   AF 2   REED ELSEVIER              01/13/2009 BARCLAYS CAPITAL
                CAPITAL INC.                          INC
                01/05/2014                                                           12,966,720    13,000,000                2FE
771196   AQ 5   ROCHE HOLDINGS INC         02/18/2009 JP MORGAN
                03/01/2014                            SECURITIES INC                  9,927,400    10,000,000                1FE
771196   AS 1   ROCHE HOLDINGS INC         02/18/2009 BANC OF AMERICA
                03/01/2019                            SECURITIES LLC                  4,286,539     4,355,000                1FE
771196   AU 6   ROCHE HOLDINGS INC         02/18/2009 CITIGROUP
                03/01/2039                            (Salomon/Smith
                                                      Barney)                         9,727,800    10,000,000                1FE
77531Q   AM 0   ROGERS WIRELESS         A  03/30/2009 HARTFORD LIFE
                INC 03/15/2015                        INSURANCE COMPANY               5,288,506     5,000,000     15,625     2FE
78632#   AA 6   SADLERS BAR-B-QUE          01/23/2009 SCHEDULED
                SALES 10/23/2014                      ACQUISITION                         6,937         6,937                  5
79603#   AR 2   SAMSON INVESTMENT          02/27/2009 JP MORGAN
                CO 03/19/2014                         SECURITIES INC                  5,000,000     5,000,000                 2Z
83162C   NX 7   SBAP_04-20H                03/30/2009 HARTFORD LIFE
                08/01/2024                            INSURANCE COMPANY               3,249,034     3,244,721     27,493     1FE
83162C   PV 9   SBAP_05-20J                03/30/2009 HARTFORD LIFE
                10/01/2025                            INSURANCE COMPANY               4,539,371     4,738,120    119,915     1FE
83162C   SK 0   SBAP_09_20C                03/30/2009 Various
                02/01/2029                                                            5,667,000     5,667,000     11,458     1FE
822582   AD 4   SHELL                   F  02/09/2009 BARCLAYS CAPITAL
                INTERNATIONAL                         INC
                FINANCE B
                12/15/2038                                                            5,241,900     5,000,000     54,010     1FE
88031V   AA 7   TENASKA GATEWAY            03/30/2009 HARTFORD LIFE
                PARTNERS LTD                          INSURANCE COMPANY
                12/30/2023                                                            3,995,542     4,705,684                2FE
881575   AA 2   TESCO PLC               F  03/30/2009 HARTFORD LIFE
                11/15/2017                            INSURANCE COMPANY               9,962,488    10,000,000    206,250     1FE
BHM07N   J0 0   THE DEPOSITORY             03/20/2009 CAYLON
                TRUST COMPANY                         SECURITIES (USA)
                04/15/2016                                                           15,000,000    15,000,000                 1Z
89566E   A* 9   TRI-STATE GEN AND          03/20/2009 BANC OF AMERICA
                TRANS ASSOC                           SECURITIES LLC
                04/08/2019                                                           12,000,000    12,000,000                 1Z
902118   BL 1   TYCO INTERNATIONAL      R  03/30/2009 Various
                FINANCE SA
                01/15/2019                                                           29,999,108    30,000,000    344,250     2FE
907818   CR 7   UNION PACIFIC CORP         03/30/2009 HIMCO
                06/01/2010                            OPERATIONAL
                                                      TRANSACTION                     4,928,957     5,000,000     59,913     2FE
907818   DA 3   UNION PACIFIC              03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                08/15/2018                                                           11,017,637    11,052,000     78,746     2FE
913017   BQ 1   UNITED                     03/30/2009 HARTFORD LIFE
                TECHNOLOGIES                          INSURANCE COMPANY
                CORPORATI
                02/01/2019                                                            5,335,307     5,000,000     86,771     1FE
91913Y   AP 5   VALERO ENERGY              03/12/2009 JP MORGAN
                CORPORATION                           SECURITIES INC
                03/15/2039                                                            4,987,400     5,000,000                2FE
92857W   AK 6   VODAFONE GROUP          F  03/30/2009 HARTFORD LIFE
                PUBLIC LIMITED                        INSURANCE COMPANY
                03/15/2016                                                            5,003,956     5,000,000     11,979     1FE
980745   A@ 2   WOODWARD GOVERNOR          03/30/2009 HIMCO
                COMPANY 10/01/2013                    OPERATIONAL
                                                      TRANSACTION                     4,069,624     4,000,000    111,974       2
98385X   AF 3   XTO ENERGY INC             03/30/2009 HARTFORD LIFE
                01/31/2015                            INSURANCE COMPANY               9,670,474    10,000,000     83,333     2FE
3899999.        Total - Bonds -
                Industrial &
                Miscellaneous                                                       695,902,967   691,985,306  4,344,765     XXX
BONDS - PARENT, SUBSIDIARIES AND AFFILIATES
41660*   AW 5   HARTFORD LIFE FA           02/05/2009 DIRECT WITH
                91216A 10/31/2019                     ISSUER                      1,468,809,904 1,468,809,904                  1
5599999.        Total - Bonds -
                Parent,
                Subsidiaries and
                Affiliates                                                        1,468,809,904 1,468,809,904          0     XXX
8399997.        Total - Bonds -
                Part 3                                                            5,541,827,616 5,444,625,806 16,464,705     XXX
8399999.        Total - Bonds                                                     5,541,827,616 5,444,625,806 16,464,705     XXX
PREFERRED
STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6   SADLERS BAR-B-QUE          03/30/2009 Various           6,183.940         6,184                              P5A
80909#   12 6   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC JUNIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
80909#   11 8   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC SENIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
8499999.        Total - Preferred
                Stocks -
                Industrial &
                Miscellaneous                                                            10,584           XXX          0     XXX
8999997.        Total - Preferred
                Stocks - Part 3                                                          10,584           XXX          0     XXX


                                     QE04.2

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS    (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
8999999.        Total - Preferred Stocks                                                 10,584           XXX          0     XXX
COMMON STOCKS- INDUSTRIAL AND MISCELLANEOUS
629377   50 8  NRG ENERGY INC              02/12/2009 HIMCO OPERATIONAL   468.000                         XXX                L
                                                      TRANSACTION
9099999.        Total - Common Stocks - Industrial & Miscellaneous                            0           XXX          0     XXX
COMMON STOCKS - MONEY MARKET MUTUAL FUNDS
416645          HARTFORD ADVISORS FUND-A   03/31/2009 DIVIDEND
                                                      REINVESTMENT        920.657         9,446           XXX
416645          HARTFORD TOTAL RETURN
                BOND-A                     03/04/2009 DIVIDEND
                                                      REINVESTMENT      1,043.051         9,737           XXX
9399999.        Total - Common
                Stocks - Money
                Market Mutual
                Funds                                                                    19,183           XXX          0     XXX
9799997.        Total - Common
                Stocks - Part 3                                                          19,183           XXX          0     XXX
9799999.        Total - Common
                Stocks                                                                   19,183           XXX          0     XXX
9899999.        Total - Preferred
                and Common Stocks                                                        29,767           XXX          0     XXX
9999999.        Total - Bonds,
                Preferred and
                Common Stocks                                                      5,541,857,38           XXX 16,464,705     XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.3

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,468     5,468
36200R YQ 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,870     4,870
36200U WJ 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      16        16
36200W Y9 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  41,435    41,435
36201A UL 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     618       618
36201C PY 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     314       314
36201F Q6 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,544     1,544
36201F UH 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,283     2,283
36201F UQ 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,473     1,473
36201F UR 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,020     1,020
36201F X6 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,877    20,877
36201H WX 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,912     1,912
36201J F6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,493     4,493
36201J FD 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,995     6,995
36201K KP 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      33        33
36201L 6T 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,336     2,336
36201L 6V 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     693       693
36201L 7K 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     207       207
36201M G8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,351    12,351
36201M JU 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  27,048    27,048
36201Q 2F 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,256     1,256
36201T AM 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,902     2,902
36203L CQ 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,645     1,645
362059 RM 1    GNMA 30YR           02/01/2009 SCHEDULED REDEMPTION                     208       208
362060 SE 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     577       577
36208E BT 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     431       431
36209D R8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,879     1,879
36209N 3L 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      79        79
36209R VG 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      64        64
36209Y X4 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     294       294
36211B T8 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     116       116
36211C 2S 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     389       389
36213D 3C 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     176       176
36213E AB 2    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,134     1,134
36213E SK 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  19,230    19,230
36213E YS 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,929     1,929
36213G AL 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,033     1,033
36213G TY 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     103       103
36213J LL 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,613     1,613
36213N LL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  46,525    46,525
36213S KL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     138       138
36213U C9 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      67        67
36213X T5 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,680     2,680
36213X T6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,030     2,030
362158 DT 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     164       164
362161 6H 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     167       167
362162 G9 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     128       128
36217F 6S 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
36217V DA 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6          5,624      5,966                      (498)                 (498)
36200R YQ 9          5,008      5,343                      (473)                 (473)
36200U WJ 0             16         17                        (1)                   (1)
36200W Y9 6         42,613     44,132                    (2,697)               (2,697)
36201A UL 0            647        681                       (63)                  (63)
36201C PY 4            319        324                       (10)                  (10)
36201F Q6 7          1,587      1,653                      (109)                 (109)
36201F UH 8          2,348      2,470                      (186)                 (186)
36201F UQ 8          1,515      1,598                      (124)                 (124)
36201F UR 6          1,049      1,114                       (94)                  (94)
36201F X6 9         21,187     21,673                      (796)                 (796)
36201H WX 7          1,939      1,974                       (62)                  (62)
36201J F6 1          4,621      4,944                      (450)                 (450)
36201J FD 6          7,302      7,315                      (320)                 (320)
36201K KP 0             34         35                        (2)                   (2)
36201L 6T 6          2,448      2,696                      (360)                 (360)
36201L 6V 1            726        820                      (127)                 (127)
36201L 7K 4            217        240                       (33)                  (33)
36201M G8 9         12,685     13,475                    (1,123)               (1,123)
36201M JU 7         27,851     29,864                    (2,816)               (2,816)
36201Q 2F 9          1,292      1,331                       (74)                  (74)
36201T AM 9          2,984      3,053                      (151)                 (151)
36203L CQ 3          1,679      1,717                       (72)                  (72)
362059 RM 1            207        208                         0                     0
362060 SE 6            626        579                        (2)                   (2)
36208E BT 9            444        492                       (61)                  (61)
36209D R8 9          1,915      2,017                      (138)                 (138)
36209N 3L 4             81         83                        (4)                   (4)
36209R VG 5             65         66                        (2)                   (2)
36209Y X4 5            300        304                       (10)                  (10)
36211B T8 7            118        118                        (2)                   (2)
36211C 2S 0            396        406                       (17)                  (17)
36213D 3C 0            179        182                        (6)                   (6)
36213E AB 2          1,166      1,208                       (74)                  (74)
36213E SK 3         19,515     19,973                      (743)                 (743)
36213E YS 9          1,984      2,105                      (177)                 (177)
36213G AL 5          1,053      1,090                       (57)                  (57)
36213G TY 7            105        111                        (8)                   (8)
36213J LL 7          1,658      1,790                      (177)                 (177)
36213N LL 8         47,310     48,521                    (1,996)               (1,996)
36213S KL 8            141        147                        (9)                   (9)
36213U C9 9             70         70                        (3)                   (3)
36213X T5 3          2,754      2,879                      (200)                 (200)
36213X T6 1          2,086      2,178                      (148)                 (148)
362158 DT 1            182        181                       (17)                  (17)
362161 6H 9            167        167                         0                     0
362162 G9 4            128        128                         0                     0
36217F 6S 3            961        961                         1                     1
36217V DA 9            141        141                         0                     0



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6            5,468                          0          79 02/01/2032         1
36200R YQ 9            4,870                          0          78 01/01/2032         1
36200U WJ 0               16                          0           0 09/01/2031         1
36200W Y9 6           41,435                          0         672 08/01/2032         1
36201A UL 0              618                          0          10 07/01/2032         1
36201C PY 4              314                          0           5 01/01/2032         1
36201F Q6 7            1,544                          0          24 05/01/2032         1
36201F UH 8            2,283                          0          33 04/01/2032         1
36201F UQ 8            1,473                          0          21 04/01/2032         1
36201F UR 6            1,020                          0          15 04/01/2032         1
36201F X6 9           20,877                          0         230 02/01/2032         1
36201H WX 7            1,912                          0          27 06/01/2032         1
36201J F6 1            4,493                          0          73 05/01/2032         1
36201J FD 6            6,995                          0         109 04/01/2032         1
36201K KP 0               33                          0           0 04/01/2032         1
36201L 6T 6            2,336                          0          36 07/01/2032         1
36201L 6V 1              693                          0          11 07/01/2032         1
36201L 7K 4              207                          0           3 08/01/2032         1
36201M G8 9           12,351                          0         214 06/01/2032         1
36201M JU 7           27,048                          0         433 07/01/2032         1
36201Q 2F 9            1,256                          0          18 08/01/2032         1
36201T AM 9            2,902                          0          42 08/01/2032         1
36203L CQ 3            1,645                          0          28 09/01/2023         1
362059 RM 1              208                          0           3 04/01/2009         1
362060 SE 6              577                          0          10 04/01/2009         1
36208E BT 9              431                          0           6 05/01/2031         1
36209D R8 9            1,879                          0          22 09/01/2031         1
36209N 3L 4               79                          0           1 07/01/2029         1
36209R VG 5               64                          0           1 08/01/2030         1
36209Y X4 5              294                          0           5 09/01/2031         1
36211B T8 7              116                          0           2 06/01/2029         1
36211C 2S 0              389                          0           6 07/01/2029         1
36213D 3C 0              176                          0           3 02/01/2032         1
36213E AB 2            1,134                          0          16 05/01/2032         1
36213E SK 3           19,230                          0         271 01/01/2032         1
36213E YS 9            1,929                          0          31 04/01/2032         1
36213G AL 5            1,033                          0          16 02/01/2032         1
36213G TY 7              103                          0           2 11/01/2031         1
36213J LL 7            1,613                          0          27 05/01/2032         1
36213N LL 8           46,525                          0         755 12/01/2031         1
36213S KL 8              138                          0           2 08/01/2031         1
36213U C9 9               67                          0           1 11/01/2031         1
36213X T5 3            2,680                          0          32 05/01/2032         1
36213X T6 1            2,030                          0          32 05/01/2032         1
362158 DT 1              164                          0           4 05/01/2016         1
362161 6H 9              167                          0           3 02/01/2017         1
362162 G9 4              128                          0           2 01/01/2017         1
36217F 6S 3              961                          0          18 02/01/2017         1
36217V DA 9              141                          0           3 03/01/2017         1


                                      QE05

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
36218N NQ 0    GNMA 30YR           03/01/2009 SCHEDULED                                398           398
                                              REDEMPTION
36219L SM 7    GNMA 30YR           03/01/2009 SCHEDULED                                337           337
                                              REDEMPTION
362052 H4 7    GNMA 30YR           03/01/2009 SCHEDULED                                438           438
               1977-79                        REDEMPTION
36219L AC 8    GNMA 30YR           03/01/2009 SCHEDULED                                209           209
               1980-86                        REDEMPTION
36225B ND 6    GNMA 30YR           03/01/2009 SCHEDULED                             28,111        28,111
               PLATINUM                       REDEMPTION
36225B PM 4    GNMA 30YR           03/01/2009 SCHEDULED                             96,573        96,573
               PLATINUM                       REDEMPTION
36202E AL 3    GNMA2 30YR          03/01/2009 SCHEDULED                            171,693       171,693
                                              REDEMPTION
912810 QA 9    TREASURY            03/17/2009 Various                           12,035,344    12,570,000
               BOND
912828 BV 1    TREASURY            01/15/2009 MATURED                              110,000       110,000
               NOTE
912828 HA 1    TREASURY            03/03/2009 BANC OF                            1,616,908     1,415,000
               NOTE                           AMERICA
                                              SECURITIES
                                              LLC
912828 JH 4    TREASURY            03/03/2009 CITIGROUP                            289,440       266,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JR 2    TREASURY            03/27/2009 Various                        1,697,592,928 1,546,831,000
               NOTE
912828 JW 1    TREASURY            03/20/2009 Various                          623,567,895   634,525,000
               NOTE
912828 JY 7    TREASURY            02/04/2009 CITIGROUP                        269,493,750   270,000,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JZ 4    TREASURY            03/03/2009 CITIGROUP                          2,892,144     2,908,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 KF 6    TREASURY            03/18/2009 Various                          503,575,464   500,000,000
               NOTE
912828 KJ 8    TREASURY            03/31/2009 MIZUHO                           250,703,125   250,000,000
               NOTE                           SECURITIES
                                              USA INC
0399999.       Total -                                                       3,362,398,804 3,219,146,806
               Bonds -
               US
               Government
Bonds - All Other Government
BRS7L0 SZ 4    JAPAN           D   02/04/2009 MORGAN                           382,784,413   379,782,184
               (GOVERNMENT                    STANLEY
               OF) 10-YR #
               297
BRS4T4 CC 3    JAPAN           D   02/04/2009 MORGAN                           174,347,976   159,855,065
               (GOVT OF)                      STANLEY
               10-YR #
               288
J26160 SB 8    JAPAN           D   02/04/2009 MORGAN                           150,253,424   138,541,056
               (GOVT OF)                      STANLEY
               10-YR #
               264
J26160 ZU 8    JAPAN           D   02/04/2009 MORGAN                           230,092,417   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               272
BRS2N6 FF 8    JAPAN           D   02/04/2009 MORGAN                           234,681,126   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               282
984998 SC 9    JAPAN           D   02/03/2009 MORGAN                           186,064,405   159,855,065
               (GOVT OF)                      STANLEY
               20-YR # 44
BRS7GH 7Y 9    JAPAN           D   02/05/2009 MORGAN                            55,841,959    53,285,022
               (GOVT OF)                      STANLEY
               2-YR # 274
BRS4W8 H9 2    JAPAN           D   02/04/2009 MORGAN                            56,690,503    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 66
BRS2PM FX 2    JAPAN           D   02/04/2009 MORGAN                            56,689,971    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 60
BHM06D M9 0    JAPAN           D   02/04/2009 MORGAN                           264,700,686   263,613,516
               (GOVT OF)                      STANLEY
               5-YR #78
1099999.       Total -                                                       1,792,146,882 1,687,782,122
               Bonds -
               All Other
               Government
BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4    FGOLD 15YR          03/01/2009 SCHEDULED                              7,729         7,729
                                              REDEMPTION
31288D 6V 6    FGOLD 30YR          03/01/2009 SCHEDULED                             22,482        22,482
                                              REDEMPTION
31288F 6X 7    FGOLD 30YR          03/01/2009 SCHEDULED                             10,414        10,414
                                              REDEMPTION
31292G Y5 9    FGOLD 30YR          03/01/2009 SCHEDULED                              1,250         1,250
                                              REDEMPTION
31292H 4H 4    FGOLD 30YR          03/01/2009 SCHEDULED                            258,200       258,200
                                              REDEMPTION
31292H SQ 8    FGOLD 30YR          03/01/2009 SCHEDULED                             14,183        14,183
                                              REDEMPTION
31296J TJ 5    FGOLD 30YR          03/01/2009 SCHEDULED                            124,102       124,102
                                              REDEMPTION
31296K X7 3    FGOLD 30YR          03/01/2009 SCHEDULED                                287           287
                                              REDEMPTION
31296N LJ 4    FGOLD 30YR          03/01/2009 SCHEDULED                                600           600
                                              REDEMPTION
31296P TL 6    FGOLD 30YR          03/01/2009 SCHEDULED                            267,014       267,014
                                              REDEMPTION
31296S AC 0    FGOLD 30YR          03/01/2009 SCHEDULED                              8,273         8,273
                                              REDEMPTION
31296U EU 1    FGOLD 30YR          03/01/2009 SCHEDULED                                814           814
                                              REDEMPTION
31296U H9 5    FGOLD 30YR          03/01/2009 SCHEDULED                                425           425
                                              REDEMPTION
31296X TY 1    FGOLD 30YR          03/01/2009 SCHEDULED                                283           283
                                              REDEMPTION
31297A 3S 1    FGOLD 30YR          03/01/2009 SCHEDULED                             84,001        84,001
                                              REDEMPTION
31297A 3T 9    FGOLD 30YR          03/01/2009 SCHEDULED                             20,707        20,707
                                              REDEMPTION
31297A 5J 9    FGOLD 30YR          03/01/2009 SCHEDULED                             92,417        92,417
                                              REDEMPTION
31297A 5K 6    FGOLD 30YR          03/01/2009 SCHEDULED                             41,067        41,067
                                              REDEMPTION

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ----------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S      14          TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL       FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY  CHANGE IN     EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.    CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED (11+12-13)   B./A.C.V.
-------------------------------------------------------------------------------------------------------
36218N NQ 0              442           474                       (76)                  (76)

36219L SM 7              374           386                       (49)                  (49)

362052 H4 7              436           438                         0                     0

36219L AC 8              232           244                       (36)                  (36)

36225B ND 6           28,946        30,826                    (2,714)               (2,714)

36225B PM 4           98,781       103,681                    (7,108)               (7,108)

36202E AL 3          178,292       179,452                    (7,760)               (7,760)

912810 QA 9       12,464,845                                      20                    20

912828 BV 1          112,454       110,021                       (21)                  (21)

912828 HA 1        1,584,137     1,582,444                    (2,957)               (2,957)



912828 JH 4          270,697       270,640                       (70)                  (70)


912828 JR 2    1,719,230,995   684,248,161                  (367,301)             (367,301)

912828 JW 1      626,529,895                                  18,166                18,166

912828 JY 7      269,809,688                                                             0


912828 JZ 4        2,870,741                                      60                    60


912828 KF 6      498,554,688                                     488                   488

912828 KJ 8      250,656,559                                    (347)                 (347)


0399999.       3,382,621,643   686,765,306          0       (384,197)          0  (384,197)          0



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,398,436   381,592,911                   (58,251)              (58,251)  4,795,219



BRS4T4 CC 3      165,552,299   171,321,668                   (57,583)              (57,583) (5,815,096)



J26160 SB 8      143,234,827   148,206,399                   (74,211)              (74,211) (5,030,504)



J26160 ZU 8      219,890,233   227,541,684                   (90,535)              (90,535) (7,723,347)



BRS2N6 FF 8      223,601,002   231,357,673                  (121,141)             (121,141) (7,852,871)



984998 SC 9      176,136,303   182,222,689                  (120,656)             (120,656) (6,185,104)


BRS7GH 7Y 9       53,320,723    55,192,742                    (1,767)               (1,767) (1,873,383)


BRS4W8 H9 2       53,922,843    55,804,622                   (15,580)              (15,580) (1,894,152)


BRS2PM FX 2       54,036,340    55,914,316                   (25,059)              (25,059) (1,897,875)


BHM06D M9 0      265,574,800   262,272,619                   (36,144)              (36,144)  3,295,802


1099999.       1,741,667,807 1,771,427,325          0       (600,927)          0  (600,927) 30,181,311



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            8,436         8,209                      (480)                 (480)

31288D 6V 6           23,237        23,174                      (692)                 (692)

31288F 6X 7           10,764        10,835                      (421)                 (421)

31292G Y5 9            1,273         1,285                       (35)                  (35)

31292H 4H 4          254,488       254,610                      3,590                 3,590

31292H SQ 8           14,659        14,768                      (585)                 (585)

31296J TJ 5          125,033       125,118                    (1,016)               (1,016)

31296K X7 3              297           305                       (18)                  (18)

31296N LJ 4              621           630                       (29)                  (29)

31296P TL 6          268,891       268,990                    (1,976)               (1,976)

31296S AC 0            8,551         8,601                      (327)                 (327)

31296U EU 1              842           858                       (43)                  (43)

31296U H9 5              439           444                       (20)                  (20)

31296X TY 1              293           306                       (23)                  (23)

31297A 3S 1           80,392        80,639                     3,363                  3,363

31297A 3T 9           19,817        19,748                       959                    959

31297A 5J 9           88,446        88,470                     3,947                  3,947

31297A 5K 6           39,302        39,451                     1,616                  1,616






                                                                                              22
                                  17                                   20                    NAIC
                    16          FOREIGN       18         19           BOND                  DESIG-
                   BOOK/       EXCHANGE    REALIZED     TOTAL       INTEREST/               NATION
                 ADJUSTED        GAIN        GAIN       GAIN          STOCK                   OR
      1          CARRYING       (LOSS)      (LOSS)     (LOSS)       DIVIDENDS      21       MARKET
    CUSIP        VALUE AT         ON          ON         ON         RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE   DISPOSAL    DISPOSAL   DISPOSAL     DURING YEAR    DATE       (A)
---------------------------------------------------------------------------------------------------
36218N NQ 0              398                                    0            9 07/01/2019         1

36219L SM 7              337                                    0            8 09/01/2018         1

362052 H4 7              438                                    0            7 05/01/2009         1

36219L AC 8              209                                    0            5 09/01/2018         1

36225B ND 6           28,111                                    0          416 05/01/2031         1

36225B PM 4           96,573                                    0        1,504 09/01/2031         1

36202E AL 3          171,693                                    0        2,355 09/01/2034         1

912810 QA 9       12,464,865                (429,521)    (429,521)      31,624 02/15/2039         1

912828 BV 1          110,000                                    0        1,788 01/15/2009         1

912828 HA 1        1,579,487                  37,421       37,421       37,134 08/15/2017         1



912828 JH 4          270,570                  18,870       18,870        5,878 08/15/2018         1


912828 JR 2    1,718,672,711             (21,079,783) (21,079,783)  12,064,385 11/15/2018         1

912828 JW 1      626,548,060              (2,980,165)  (2,980,165)   1,031,190 12/31/2013         1

912828 JY 7      269,809,688                (315,938)    (315,938)      32,631 01/31/2011         1


912828 JZ 4        2,870,801                  21,343       21,343        4,780 01/31/2014         1


912828 KF 6      498,555,175               5,020,289    5,020,289      476,393 02/28/2014         1

912828 KJ 8      250,656,212                  46,913       46,913       11,954 03/31/2014         1


0399999.       3,382,059,374          0  (19,660,570) (19,660,570)  13,705,492        XXX       XXX



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,329,880 (1,227,511)  (2,317,956)  (3,545,467)     666,027 12/20/2018       1FE



BRS4T4 CC 3      165,448,990   7,417,876   1,481,110    8,898,987    1,064,476 09/20/2017       1FE



J26160 SB 8      143,101,684   6,413,365     738,376    7,151,740      814,962 09/20/2014       1FE



J26160 ZU 8      219,727,802   9,847,505     517,110   10,364,615    1,170,202 09/20/2015       1FE



BRS2N6 FF 8      223,383,660  10,013,147   1,284,319   11,297,466    1,420,047 09/20/2016       1FE



984998 SC 9      175,916,929   7,879,781   2,267,695   10,147,476    1,557,530 03/20/2020       1FE


BRS7GH 7Y 9       53,317,592   2,364,726     159,641    2,524,367       75,011 11/15/2010       1FE


BRS4W8 H9 2       53,894,891   2,416,111     379,502    2,795,613      229,593 09/20/2012       1FE


BRS2PM FX 2       53,991,382   2,420,341     278,248    2,698,589      250,465 09/20/2011       1FE


BHM06D M9 0      265,532,277   (842,518)      10,927     (831,591)     297,980 12/20/2013       1FE


1099999.       1,740,645,087  46,702,821   4,798,973   51,501,794    7,546,293        XXX       XXX



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            7,729                                    0          106 12/01/2016         1

31288D 6V 6           22,482                                    0          334 10/01/2032         1

31288F 6X 7           10,414                                    0          146 03/01/2033         1

31292G Y5 9            1,250                                    0           21 03/01/2029         1

31292H 4H 4          258,200                                    0        2,960 12/01/2033         1

31292H SQ 8           14,183                                    0          201 11/01/2032         1

31296J TJ 5          124,102                                    0        1,656 06/01/2033         1

31296K X7 3              287                                    0            4 07/01/2033         1

31296N LJ 4              600                                    0            8 10/01/2033         1

31296P TL 6          267,014                                    0        3,614 10/01/2033         1

31296S AC 0            8,273                                    0          111 01/01/2034         1

31296U EU 1              814                                    0           11 03/01/2034         1

31296U H9 5              425                                    0            6 08/01/2034         1

31296X TY 1              283                                    0            4 05/01/2034         1

31297A 3S 1           84,001                                    0        1,009 06/01/2034         1

31297A 3T 9           20,707                                    0          232 06/01/2034         1

31297A 5J 9           92,417                                    0        1,116 06/01/2034         1

31297A 5K 6           41,067                                    0          448 06/01/2034         1


                                     QE05.1

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31297B AM 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  50,286    50,286

31297E J7 2    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  74,202    74,202

31297E L8 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  62,642    62,642

31298E P7 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                      19        19

31298F JL 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                     181       181

3128KW BV 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,015     1,015
               ALT-A
3128L0 YL 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   7,515     7,515
               ALT-A
3128L4 7D 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  46,844    46,844
               ALT-A
3128L4 G6 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,042     1,042
               ALT-A
31283H QX 6    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  10,321    10,321
               GIANT
31283H UA 1    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  12,505    12,505
               GIANT
31283H XH 3    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   5,856     5,856
               GIANT
31283H Y5 8    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  60,118    60,118
               GIANT
3128M6 ZY 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION               1,010,215 1,010,215
               GIANT
3128M6 JY 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                 741,189   741,189
               GIANT
               AGENCY
               ALT-A
313421 MH 9    FH 1/1 1Y           03/01/2009 SCHEDULED REDEMPTION                   1,202     1,202
               CMT ARM
3128Q2 CU 5    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION               1,149,281 1,149,281
               CMT ARM
3128JM M8 7    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 142,764   142,764
               LIBOR ARM
3128S4 BJ 5    FHLMC 12M           03/01/2009 SCHEDULED REDEMPTION                 395,192   395,192
               LIBOR ARM
313401 GK 1    FHLMC 30YR          02/01/2009 SCHEDULED REDEMPTION                      27        27
313401 GR 6    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                     337       337
313401 GT 2    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                      68        68
3128NH 2N 2    FHLMC 5/1           03/01/2009 SCHEDULED REDEMPTION                  74,359    74,359
               1YR LIBOR
               ARM
3133TP QW 2    FHLMC_2252          03/01/2009 SCHEDULED REDEMPTION                  23,683    23,683
31339W A6 3    FHLMC_2426C         03/01/2009 SCHEDULED REDEMPTION                 224,617   224,617
31339W NG 7    FHLMC_2439          03/01/2009 SCHEDULED REDEMPTION                 279,625   279,625
31392R 4A 6    FHLMC_2471          03/01/2009 SCHEDULED REDEMPTION                 236,559   236,559
31395T V3 5    FHLMC_2976          03/01/2009 SCHEDULED REDEMPTION                 288,035   288,035
31407G CY 2    FN 5/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 378,134   378,134
               CMT ARM
31362P VJ 7    FN 5/12             03/01/2009 SCHEDULED REDEMPTION                     177       177
               11TH COFI
               ARM
31362J UN 3    FN 6/12             03/01/2009 SCHEDULED REDEMPTION                   2,977     2,977
               11TH COFI
               ARM
31403C 7J 4    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 135,591   135,591
               CMT ARM
31406X XD 9    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 928,550   928,550
               CMT ARM
31407B YA 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 362,690   362,690
               CMT ARM
31405C NR 6    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 349,685   349,685
               LIBOR ARM
31406E QG 2    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 836,904   836,904
               LIBOR ARM
31406M 3F 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 223,287   223,287
               LIBOR ARM
31407B YC 7    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 291,557   291,557
               LIBOR ARM
31407E MH 3    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 484,611   484,611
               LIBOR ARM
31371K KS 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,986     4,986
31371K NG 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,540     1,540
31371K QE 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  11,361    11,361
31371K RD 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,607     1,607
31371K SB 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   3,138     3,138
31371K WE 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  94,443    94,443
31374T QF 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,815     2,815
31379J KH 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   9,666     9,666
31379T W2 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,652     4,652
31382H BS 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  14,610    14,610

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31297B AM 4         48,125     48,262                      2,024                2,024

31297E J7 2         76,939     77,322                     (3,120)              (3,120)

31297E L8 7         64,952     65,379                     (2,737)              (2,737)

31298E P7 4             19         19                          0                    0

31298F JL 7            181        180                          1                    1

3128KW BV 4          1,054      1,050                        (35)                 (35)

3128L0 YL 0          7,806      7,787                       (272)                (272)

3128L4 7D 0         48,660     48,447                     (1,602)              (1,602)

3128L4 G6 5          1,083      1,078                        (36)                 (36)

31283H QX 6         10,667     10,771                       (450)                (450)

31283H UA 1         12,925     13,044                       (539)                (539)

31283H XH 3          6,053      6,116                       (259)                (259)

31283H Y5 8         63,311     63,723                     (3,606)              (3,606)

3128M6 ZY 7      1,037,995  1,037,499                    (27,284)             (27,284)

3128M6 JY 5        749,064    748,886                     (7,697)              (7,697)



313421 MH 9          1,200      1,202                                               0

3128Q2 CU 5      1,159,335  1,157,673                     (8,392)              (8,392)

3128JM M8 7        143,121    143,019                       (256)                (256)

3128S4 BJ 5        394,374    394,574                        618                  618

313401 GK 1             27         27                                               0
313401 GR 6            335        336                          0                    0
313401 GT 2             67         67                          0                    0
3128NH 2N 2         74,516     74,516                       (157)                (157)


3133TP QW 2         24,483     24,740                     (1,056)              (1,056)
31339W A6 3        230,341    230,336                     (5,718)              (5,718)
31339W NG 7        276,086    279,014                        611                  611
31392R 4A 6        244,100    238,827                     (2,268)              (2,268)
31395T V3 5        284,794    285,929                      2,106                2,106
31407G CY 2        379,887    379,632                     (1,499)              (1,499)

31362P VJ 7            176        119                         58                   58


31362J UN 3          2,900      2,918                         59                   59


31403C 7J 4        133,806    134,240                      1,351                1,351

31406X XD 9        934,681    934,676                     (6,126)              (6,126)

31407B YA 1        365,893    365,348                     (2,658)              (2,658)

31405C NR 6        351,466    351,361                     (1,676)              (1,676)

31406E QG 2        844,768    843,257                     (6,353)              (6,353)

31406M 3F 1        224,243    224,117                       (830)                (830)

31407B YC 7        293,915    293,143                     (1,586)              (1,586)

31407E MH 3        491,010    489,045                     (4,433)              (4,433)

31371K KS 9          5,181      5,245                       (259)                (259)
31371K NG 2          1,608      1,625                        (85)                 (85)
31371K QE 4         11,865     11,960                       (599)                (599)
31371K RD 5          1,678      1,694                        (87)                 (87)
31371K SB 8          3,278      3,308                       (170)                (170)
31371K WE 7         94,830     94,778                       (334)                (334)
31374T QF 9          2,850      2,835                        (20)                 (20)
31379J KH 8          9,801      9,734                        (67)                 (67)
31379T W2 6          4,654      4,654                         (2)                  (2)
31382H BS 3         14,333     14,437                        173                  173

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31297B AM 4           50,286                          0         509 06/01/2034     1

31297E J7 2           74,202                          0       1,082 09/01/2034     1

31297E L8 7           62,642                          0         867 09/01/2034     1

31298E P7 4               19                          0           0 12/01/2030     1

31298F JL 7              181                          0           3 01/01/2031     1

3128KW BV 4            1,015                          0          15 09/01/2037     1

3128L0 YL 0            7,515                          0         121 11/01/2037     1

3128L4 7D 0           46,844                          0         702 01/01/2038     1

3128L4 G6 5            1,042                          0          15 01/01/2038     1

31283H QX 6           10,321                          0         145 03/01/2032     1

31283H UA 1           12,505                          0         177 12/01/2032     1

31283H XH 3            5,856                          0          81 06/01/2033     1

31283H Y5 8           60,118                          0         870 12/01/2033     1

3128M6 ZY 7        1,010,215                          0      14,109 11/01/2038     1

3128M6 JY 5          741,189                          0      10,249 01/01/2038     1



313421 MH 9            1,202                          0          14 04/01/2017     1

3128Q2 CU 5        1,149,281                          0      12,029 06/01/2035     1

3128JM M8 7          142,764                          0       1,801 07/01/2035     1

3128S4 BJ 5          395,192                          0       5,405 03/01/2036     1

313401 GK 1               27                          0           1 06/01/2009     1
313401 GR 6              337                          0           9 09/01/2009     1
313401 GT 2               68                          0           2 09/01/2009     1
3128NH 2N 2           74,359                          0         735 06/01/2037     1


3133TP QW 2           23,683                          0         368 09/01/2030     1
31339W A6 3          224,617                          0       3,070 03/01/2017     1
31339W NG 7          279,625                          0       4,022 09/01/2030     1
31392R 4A 6          236,559                          0       3,423 02/01/2031     1
31395T V3 5          288,035                          0       2,894 01/01/2033     1
31407G CY 2          378,134                          0       3,505 05/01/2035     1

31362P VJ 7              177                          0           2 09/01/2018     1


31362J UN 3            2,977                          0          29 06/01/2028     1


31403C 7J 4          135,591                          0       1,515 12/01/2035     1

31406X XD 9          928,550                          0      11,430 05/01/2035     1

31407B YA 1          362,690                          0       3,815 07/01/2035     1

31405C NR 6          349,685                          0       3,669 06/01/2034     1

31406E QG 2          836,904                          0       9,044 07/01/2035     1

31406M 3F 1          223,287                          0       2,573 03/01/2035     1

31407B YC 7          291,557                          0       2,658 07/01/2035     1

31407E MH 3          484,611                          0       5,590 06/01/2035     1

31371K KS 9            4,986                          0          84 01/01/2017     1
31371K NG 2            1,540                          0          25 04/01/2017     1
31371K QE 4           11,361                          0         186 05/01/2017     1
31371K RD 5            1,607                          0          26 06/01/2017     1
31371K SB 8            3,138                          0          47 07/01/2017     1
31371K WE 7           94,443                          0       1,063 12/01/2017     1
31374T QF 9            2,815                          0          41 04/01/2014     1
31379J KH 8            9,666                          0         137 05/01/2013     1
31379T W2 6            4,652                          0          61 05/01/2013     1
31382H BS 3           14,610                          0         186 04/01/2014     1


                                     QE05.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31384V ZR 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,426     1,426
31384X 3K 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  15,210    15,210
31386D UB 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     360       360
31386F YK 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,267     1,267
31387F GV 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   6,433     6,433
31388C 3E 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  42,223    42,223
31388C 4X 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   5,097     5,097
31389G TU 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,169     1,169
31389L D8 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,267     4,267
31389N NB 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,199     2,199
31389V S5 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,669     4,669
31389V SY 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,230     1,230
31389X 6A 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     914       914
31390C AN 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     200       200
31390D HH 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     476       476
31390H CA 1    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,932     2,932
31390H CH 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     229       229
31390M HB 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,775     1,775
31400S Z9 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 137,210   137,210
31402U TY 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  55,605    55,605
31403B 3Y 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 201,355   201,355
31403B 3Z 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  52,471    52,471
313633 UK 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      97        97
31363C MM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      12        12
31371J L4 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     150       150
31371J XA 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,447     2,447
31371K HY 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  10,801    10,801
31371K WJ 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,362   144,362
31371K XY 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  38,677    38,677
31371L DH 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 336,256   336,256
31382S GP 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  91,628    91,628
31383P 2X 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     254       254
31383R FV 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,043     4,043
31383W X7 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141
31385H 5B 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 137,835   137,835
31385J GG 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  15,231    15,231
31385J P5 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  80,466    80,466
31385J RN 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  97,514    97,514
31386E C4 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,287     1,287
31386H CG 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,456     1,456
31386H MR 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,068     2,068
31386M ZB 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,805     2,805
31386P UJ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     539       539
31386R KK 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     788       788
31387H V5 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     519       519
31387T X2 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
31387U V6 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  71,469    71,469
31388M NB 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     256       256
31388N Q6 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,453    14,453
                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31384V ZR 6          1,470      1,499                    (73)                     (73)
31384X 3K 2         15,676     16,000                   (790)                    (790)
31386D UB 4            371        388                    (27)                     (27)
31386F YK 5          1,293      1,319                    (52)                     (52)
31387F GV 0          6,630      6,709                   (276)                    (276)
31388C 3E 8         43,714     44,096                 (1,873)                  (1,873)
31388C 4X 5          5,277      5,297                   (200)                    (200)
31389G TU 4          1,220      1,232                    (64)                     (64)
31389L D8 9          4,456      4,522                   (255)                    (255)
31389N NB 7          2,296      2,320                   (121)                    (121)
31389V S5 7          4,876      4,902                   (234)                    (234)
31389V SY 4          1,284      1,287                    (58)                     (58)
31389X 6A 6            955        963                    (49)                     (49)
31390C AN 6            209        216                    (16)                     (16)
31390D HH 0            497        503                    (27)                     (27)
31390H CA 1          3,062      3,154                   (222)                    (222)
31390H CH 6            240        246                    (16)                     (16)
31390M HB 3          1,854      1,878                   (102)                    (102)
31400S Z9 3        143,084    143,190                 (5,980)                  (5,980)
31402U TY 8         55,833     55,791                   (186)                    (186)
31403B 3Y 7        202,181    201,996                   (641)                    (641)
31403B 3Z 4         52,686     52,645                   (174)                    (174)
313633 UK 3            107        104                     (7)                      (7)
31363C MM 8             13         14                     (2)                      (2)
31371J L4 4            154        169                    (20)                     (20)
31371J XA 7          2,500      2,621                   (175)                    (175)
31371K HY 0         10,724     10,629                    173                      173
31371K WJ 6        147,565    151,355                 (6,994)                  (6,994)
31371K XY 2         39,523     40,344                 (1,668)                  (1,668)
31371L DH 9        338,515    339,032                 (2,776)                  (2,776)
31382S GP 0         94,907    104,870                (13,242)                 (13,242)
31383P 2X 3            257        257                     (4)                      (4)
31383R FV 9          3,958      3,880                    163                      163
31383W X7 1            138        134                      7                        7
31385H 5B 4        141,981    142,976                 (5,141)                  (5,141)
31385J GG 7         15,769     17,007                 (1,776)                  (1,776)
31385J P5 1         82,886     83,481                 (3,016)                  (3,016)
31385J RN 0        100,448    101,242                 (3,727)                  (3,727)
31386E C4 8          1,324      1,364                    (77)                     (77)
31386H CG 4          1,481      1,539                    (83)                     (83)
31386H MR 9          2,114      2,258                   (189)                    (189)
31386M ZB 9          2,855      2,909                   (104)                    (104)
31386P UJ 0            551        575                    (36)                     (36)
31386R KK 4            805        843                    (55)                     (55)
31387H V5 6            527        557                    (38)                     (38)
31387T X2 5            969        986                    (25)                     (25)
31387U V6 5         72,061     72,627                 (1,158)                  (1,158)
31388M NB 0            260        271                    (15)                     (15)
31388N Q6 6         14,888     14,896                   (443)                    (443)

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31384V ZR 6          1,426                            0         23  08/01/2015     1
31384X 3K 2         15,210                            0        224  06/01/2015     1
31386D UB 4            360                            0          6  12/01/2015     1
31386F YK 5          1,267                            0         20  01/01/2016     1
31387F GV 0          6,433                            0        116  06/01/2016     1
31388C 3E 8         42,223                            0        733  11/01/2016     1
31388C 4X 5          5,097                            0         79  11/01/2016     1
31389G TU 4          1,169                            0         18  02/01/2017     1
31389L D8 9          4,267                            0         68  03/01/2017     1
31389N NB 7          2,199                            0         34  04/01/2017     1
31389V S5 7          4,669                            0         71  05/01/2017     1
31389V SY 4          1,230                            0         19  05/01/2017     1
31389X 6A 6            914                            0         14  05/01/2017     1
31390C AN 6            200                            0          3  03/01/2017     1
31390D HH 0            476                            0          7  04/01/2017     1
31390H CA 1          2,932                            0         46  05/01/2017     1
31390H CH 6            229                            0          4  05/01/2017     1
31390M HB 3          1,775                            0         28  06/01/2017     1
31400S Z9 3        137,210                            0      1,641  04/01/2018     1
31402U TY 8         55,605                            0        631  09/01/2018     1
31403B 3Y 7        201,355                            0      2,224  09/01/2018     1
31403B 3Z 4         52,471                            0        572  09/01/2018     1
313633 UK 3             97                            0          2  07/01/2019     1
31363C MM 8             12                            0          0  11/01/2019     1
31371J L4 4            150                            0          3  06/01/2030     1
31371J XA 7          2,447                            0         45  03/01/2031     1
31371K HY 0         10,801                            0        159  01/01/2032     1
31371K WJ 6        144,362                            0      2,071  12/01/2032     1
31371K XY 2         38,677                            0        543  01/01/2033     1
31371L DH 9        336,256                            0      4,305  10/01/2033     1
31382S GP 0         91,628                            0      1,474  04/01/2029     1
31383P 2X 3            254                            0          4  09/01/2029     1
31383R FV 9          4,043                            0         58  08/01/2029     1
31383W X7 1            141                            0          2  11/01/2029     1
31385H 5B 4        137,835                            0      1,912  02/01/2032     1
31385J GG 7         15,231                            0        232  06/01/2032     1
31385J P5 1         80,466                            0      1,129  10/01/2032     1
31385J RN 0         97,514                            0      1,381  11/01/2032     1
31386E C4 8          1,287                            0         19  04/01/2031     1
31386H CG 4          1,456                            0         23  12/01/2030     1
31386H MR 9          2,068                            0         39  01/01/2031     1
31386M ZB 9          2,805                            0         39  10/01/2030     1
31386P UJ 0            539                            0          9  01/01/2031     1
31386R KK 4            788                            0         12  02/01/2031     1
31387H V5 6            519                            0          8  05/01/2031     1
31387T X2 5            961                            0         15  07/01/2031     1
31387U V6 5         71,469                            0      1,244  07/01/2031     1
31388M NB 0            256                            0          4  09/01/2031     1
31388N Q6 6         14,453                            0        190  01/01/2032     1


                                     QE05.3






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
31389C Q8 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,985     4,985
31389F J9 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 129,069   129,069
31389T VH 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  51,136    51,136
31390H ST 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     671       671
31390K CM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  30,804    30,804
31390K WQ 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,497     2,497
31390P GK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  40,295    40,295
31390Y PN 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,473   144,473
31391F TZ 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 377,452   377,452
31391U C5 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,686     1,686
31391U J2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,940     1,940
31400C 6B 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,505     2,505
31400F C6 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,082     4,082
31400H YZ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,303    16,303
31400J RY 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 171,702   171,702
31400K G3 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  34,797    34,797
31400K GZ 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,629     5,629
31400Q TN 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  25,336    25,336
31400R MA 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,781     2,781
31400R ML 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,698    16,698
31400R NT 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     609       609
31400T B2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,303     6,303
31401A GE 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,463    12,463
31401B NS 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  63,889    63,889
31402Q LZ 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  60,835    60,835
31402Q TR 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 162,410   162,410
31402X EP 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  21,475    21,475
31402Y GF 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  75,013    75,013
31403B CG 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,433    11,433
31403F JF 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,401    11,401
31403F JW 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,612    12,612
31404M 6Q 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,297    14,297
31405A TY 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  18,925    18,925
31405A U9 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 157,623   157,623
31405D D4 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,698    20,698
31406A 6Y 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     295       295
31406D EL 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 106,007   106,007
31406D FK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 163,585   163,585
31406M UD 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 226,696   226,696
31408E G5 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 266,278   266,278
31413Q R4 2    FNMA 30YR           01/01/2009 Various                                    0         0
31414A D5 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 239,338   239,338
31414K 6R 6    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION               1,353,975 1,353,975
31414K 6S 4    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION                 887,561   887,561
31377T VK 9    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   7,591     7,591
31377T VL 7    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   9,036     9,036
31377T WC 6    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   6,792     6,792
31377T WK 8    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                  16,306    16,306
31410G NB 5    FNMA 30YR
               10/20 INT           03/01/2009 SCHEDULED REDEMPTION               2,305,410 2,305,410
               FIRST

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
-------------------------------------------------------------------------------------------------
31389C Q8 5          5,022     5,090                        (105)                 (105)
31389F J9 4        132,951   133,648                      (4,579)               (4,579)
31389T VH 2         52,674    53,138                      (2,002)               (2,002)
31390H ST 3            679       687                         (16)                  (16)
31390K CM 8         31,579    33,298                      (2,493)               (2,493)
31390K WQ 7          2,585     2,704                        (207)                 (207)
31390P GK 7         42,134    45,301                      (5,006)               (5,006)
31390Y PN 2        148,819   149,885                      (5,412)               (5,412)
31391F TZ 1        390,545   390,504                     (13,052)              (13,052)
31391U C5 2          1,766     1,896                        (210)                 (210)
31391U J2 2          2,032     2,151                        (211)                 (211)
31400C 6B 5          2,522     2,523                         (18)                  (18)
31400F C6 2          4,109     4,121                         (40)                  (40)
31400H YZ 0         16,413    16,404                        (100)                 (100)
31400J RY 7        175,377   175,511                      (3,809)               (3,809)
31400K G3 4         35,031    35,088                        (291)                 (291)
31400K GZ 3          5,666     5,677                         (49)                  (49)
31400Q TN 3         25,507    25,552                        (216)                 (216)
31400R MA 6          2,800     2,801                         (20)                  (20)
31400R ML 2         16,810    16,827                        (128)                 (128)
31400R NT 4            647       645                         (36)                  (36)
31400T B2 2          6,346     6,354                         (51)                  (51)
31401A GE 1         12,546    12,557                         (94)                  (94)
31401B NS 0         64,408    64,485                        (596)                 (596)
31402Q LZ 2         61,244    61,290                        (455)                 (455)
31402Q TR 2        168,043   169,783                      (7,373)               (7,373)
31402X EP 7         21,757    22,039                        (564)                 (564)
31402Y GF 5         75,974    76,038                      (1,025)               (1,025)
31403B CG 6         11,744    12,086                        (653)                 (653)
31403F JF 2         11,494    11,497                         (95)                  (95)
31403F JW 5         12,714    12,710                         (99)                  (99)
31404M 6Q 6         14,015    14,002                         295                   295
31405A TY 9         18,553    18,532                         393                   393
31405A U9 2        154,519   154,146                       3,477                 3,477
31405D D4 6         20,291    20,250                         448                   448
31406A 6Y 3            299       300                          (5)                   (5)
31406D EL 6        107,365   107,428                      (1,421)               (1,421)
31406D FK 7        165,681   165,647                      (2,061)               (2,061)
31406M UD 6        234,560   235,832                      (9,135)               (9,135)
31408E G5 5        257,832   258,043                       8,235                 8,235
31413Q R4 2              0         0                                                 0
31414A D5 8        251,155   251,053                     (11,715)              (11,715)
31414K 6R 6
                  1,405,595 1,399,858                    (45,883)              (45,883)
31414K 6S 4
                   921,399   919,205                     (31,644)              (31,644)
31377T VK 9
                     7,894     7,855                        (264)                 (264)
31377T VL 7
                     9,365     9,322                        (286)                 (286)
31377T WC 6
                     6,831     6,826                         (34)                  (34)
31377T WK 8
                    16,749    16,690                        (385)                 (385)
31410G NB 5
                 2,304,689 2,304,730                         680                   680



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31389C Q8 5            4,985                          0          59 12/01/2031      1
31389F J9 4          129,069                          0       1,913 01/01/2032      1
31389T VH 2           51,136                          0         760 10/01/2032      1
31390H ST 3              671                          0           8 07/01/2033      1
31390K CM 8           30,804                          0         467 06/01/2032      1
31390K WQ 7            2,497                          0          36 08/01/2032      1
31390P GK 7           40,295                          0         593 08/01/2032      1
31390Y PN 2          144,473                          0       2,053 09/01/2032      1
31391F TZ 1          377,452                          0       5,355 09/01/2032      1
31391U C5 2            1,686                          0          24 01/01/2033      1
31391U J2 2            1,940                          0          28 01/01/2033      1
31400C 6B 5            2,505                          0          30 04/01/2033      1
31400F C6 2            4,082                          0          53 03/01/2033      1
31400H YZ 0           16,303                          0         219 03/01/2033      1
31400J RY 7          171,702                          0       2,126 02/01/2033      1
31400K G3 4           34,797                          0         409 03/01/2033      1
31400K GZ 3            5,629                          0          53 03/01/2033      1
31400Q TN 3           25,336                          0         330 04/01/2033      1
31400R MA 6            2,781                          0          34 04/01/2033      1
31400R ML 2           16,698                          0         227 03/01/2033      1
31400R NT 4              609                          0           9 02/01/2033      1
31400T B2 2            6,303                          0          86 05/01/2033      1
31401A GE 1           12,463                          0         146 04/01/2033      1
31401B NS 0           63,889                          0         829 04/01/2033      1
31402Q LZ 2           60,835                          0         793 08/01/2033      1
31402Q TR 2          162,410                          0       2,295 11/01/2034      1
31402X EP 7           21,475                          0         305 07/01/2033      1
31402Y GF 5           75,013                          0       1,008 10/01/2033      1
31403B CG 6           11,433                          0         170 11/01/2033      1
31403F JF 2           11,401                          0         138 10/01/2033      1
31403F JW 5           12,612                          0         154 10/01/2033      1
31404M 6Q 6           14,297                          0         190 06/01/2034      1
31405A TY 9           18,925                          0         228 06/01/2034      1
31405A U9 2          157,623                          0       2,017 06/01/2034      1
31405D D4 6           20,698                          0         275 07/01/2034      1
31406A 6Y 3              295                          0           4 12/01/2034      1
31406D EL 6          106,007                          0       1,302 12/01/2034      1
31406D FK 7          163,585                          0       2,041 12/01/2034      1
31406M UD 6          226,696                          0       3,359 01/01/2035      1
31408E G5 5          266,278                          0       3,475 01/01/2036      1
31413Q R4 2                0                          0             09/01/2037      1
31414A D5 8          239,338                          0       4,156 11/01/2037      1
31414K 6R 6
                   1,353,975                          0      21,887 01/01/2038      1
31414K 6S 4
                     887,561                          0      11,804 01/01/2038      1
31377T VK 9
                       7,591                          0          97 04/01/2034      1
31377T VL 7
                       9,036                          0         115 04/01/2034      1
31377T WC 6
                       6,792                          0          81 03/01/2034      1
31377T WK 8
                      16,306                          0         203 03/01/2034      1
31410G NB 5
                   2,305,410                          0      32,790 10/01/2037      1



                                     QE05.4

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
------------------------------------------------------------------------------------------------------
31411V  MZ 9   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               558,805    558,805
31411W  NR 4   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               217,236    217,236
31412A  D6 8   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               258,485    258,485
31359S  J3 5   FNMA_01-19          03/01/2009 SCHEDULED
                                              REDEMPTION                            65,120     65,120
31359S  JT 8   FNMA_01-5           03/01/2009 SCHEDULED
                                              REDEMPTION                            17,638     17,638
31392C  KP 8   FNMA_02-15          03/25/2009 SCHEDULED
                                              REDEMPTION                           139,538    139,538
31392F  P9 2   FNMA_02-82          03/25/2009 SCHEDULED
                                              REDEMPTION                           150,080    150,080
31394A  E2 8   FNMA_04-69          03/01/2009 SCHEDULED
                                              REDEMPTION                           173,434    173,434
31364H  AJ 6   FNSTR_E             03/01/2009 SCHEDULED
                                              REDEMPTION                               815        815
31364H  AM 9   FNSTR_F             03/01/2009 SCHEDULED
                                              REDEMPTION                               312        312
83162C  QD 8   SBAP_06-20C         03/01/2009 SCHEDULED
                                              REDEMPTION                           166,107    166,107
83162C  QN 6   SBAP_06-20I         03/13/2009 Various                           12,564,929 12,006,288
83162C  QP 1   SBAP_06-20J         02/26/2009 BANC OF
                                              AMERICA
                                              SECURITIES LLC                     6,525,940  6,258,018
795485  AA 9   SBM6_86-1           03/01/2009 SCHEDULED
                                              REDEMPTION                               972        972
31374T  C3 1   FNMA 15YR           03/01/2009 SCHEDULED
                                              REDEMPTION                            18,940     18,940
3199999.       Total - Bonds                                                    39,754,202 38,927,640
               - U.S.
               Special
               Revenue &
               Assessment
BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6   ACCSS_01            02/25/2009 SCHEDULED
                                              REDEMPTION                            32,868     32,868
004406  AA 2   ACE_06-GP1          03/25/2009 SCHEDULED
                                              REDEMPTION                           175,010    175,010
03062X  AC 0   AMCAR_06-BG         03/06/2009 SCHEDULED
                                              REDEMPTION                           586,642    586,642
024937  AA 2   AMERICAN            03/09/2009 IMPERIAL
               CAPITAL                        CAPITAL LLC
               STRATEGIES
               LTD.                                                              8,883,280 25,000,000
001957  AV 1   AT&T CORP           03/15/2009 MATURED                              450,000    450,000
05947U  C8 9   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                                 0          0
05947U  D2 1   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                           156,108    156,108
87203R  AA 0   BAE SYSTEMS     F   03/15/2009 Various
               ASSET TRUST                                                          56,839     56,839
084664  BD 2   BERKSHIRE           03/10/2009 BARCLAYS                             987,206
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   985,000
084664  BG 5   BERKSHIRE           03/06/2009 BROADPOINT                           751,508
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   735,000
111021  AD 3   BRITISH              2/19/2009 CREDIT SUISSE                      3,783,914
               TELECOMMUNICATIONS             FIRST BOSTON
               PUBLIC          F                                                            3,620,000
07383F  AQ 1   BSCMS_99-C1         03/01/2009 SCHEDULED
                                              REDEMPTION                           670,010    670,010
12189P  AJ 1   BURLINGTON          01/15/2009 SCHEDULED                            142,469
               NORTHERN AND                   REDEMPTION
               SANTE FE  R                                                                    142,469
12189P  AF 9   BURLINGTON          01/02/2009 SCHEDULED
               NORTHERN                       REDEMPTION
               SANTE FE R.                                                         121,594    121,594
12322U  AA 7   BUSHNELL LOAN       01/28/2009 SCHEDULED
               FUND II_08-1A                  REDEMPTION                         1,033,021  1,033,021
144141  CK 2   CAROLINA            03/01/2009 MATURED
               POWER & LIGHT
               CO                                                                3,000,000  3,000,000
14984W  AA 8   CBAC_07-1A          03/01/2009 SCHEDULED
                                              REDEMPTION                           238,805    238,805
172967  AX 9   CITIGROUP INC       03/15/2009 MATURED                            5,000,000  5,000,000
161443  AH 9   CMAOT_05-B          02/15/2009 SCHEDULED
                                              REDEMPTION                           215,082    215,082
14040K  CH 9   COMT_02-1A          01/15/2009 SCHEDULED
                                              REDEMPTION                         4,250,000  4,250,000
22541L  AC 7   CREDIT SUISSE       02/24/2009 CREDIT SUISSE
               FIRST BOSTON                   FIRST BOSTON
               (USA)                                                             5,104,200  5,000,000
12629R  AA 4   CSAMF-4A            01/12/2009 SCHEDULED
                                              REDEMPTION                            44,587     44,587
22540A  3E 6   CSFB_01-CK3         03/01/2009 SCHEDULED
                                              REDEMPTION                           158,154    158,154
22540V  N4 0   CSFB_02-HE11        03/25/2009 SCHEDULED
                                              REDEMPTION                            36,800     36,800
22540A  LK 2   CSFB_99-C1          03/11/2009 SCHEDULED
                                              REDEMPTION                           507,982    507,982
12669F  GX 5   CWHL_03-J13         02/04/2009 Various                            1,608,534  1,668,737
23243N  AF 5   CWL_06-S4           03/01/2009 SCHEDULED
                                              REDEMPTION                           119,075    119,075
126683  AC 5   CWL_06-S5           03/01/2009 SCHEDULED
                                              REDEMPTION                            51,236     51,236
12669R  AB 3   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
12669R  AC 1   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
23322B  CM 8   DLJCM_98-CG1        03/01/2009 SCHEDULED
                                              REDEMPTION                           439,789    439,789
264399  DL 7   DUKE ENERGY         01/01/2009 MATURED
               CAROLINAS
               LLC                                                               1,250,000  1,250,000

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31411V  MZ 9

                   544,617    546,521                     12,284                12,284
31411W  NR 4

                   211,686    212,360                      4,875                 4,875
31412A  D6 8

                   251,963    252,759                      5,726                 5,726
31359S  J3 5
                    68,325     68,251                     (3,132)               (3,132)
31359S  JT 8
                    17,847     17,843                       (205)                 (205)
31392C  KP 8
                   140,639    139,538                                                0
31392F  P9 2
                   150,127    150,080                                                0
31394A  E2 8
                   180,968    183,397                     (9,963)               (9,963)
31364H  AJ 6
                       742        803                         12                    12
31364H  AM 9
                       325        312                                                0
83162C  QD 8
                   164,290    164,411                      1,696                 1,696
83162C  QN 6    12,006,288 12,006,288                                                0
83162C  QP 1

                 6,258,018  6,258,018                                                0
795485  AA 9
                       956        972                                                0
31374T  C3 1
                    18,952     18,950                        (10)                  (10)
3199999.        39,161,131 39,183,990         0         (256,350)        0    (256,350)        0




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                    32,540     32,859                         10                    10
004406  AA 2
                   175,010    175,010                                                0
03062X  AC 0
                   575,367    582,619                      4,023                 4,023
024937  AA 2


                24,989,500 24,992,169                        267                   267
001957  AV 1       422,042    449,077                        923                   923
05947U  C8 9
                         0          0                                                0
05947U  D2 1
                   153,712    154,676                      1,432                 1,432
87203R  AA 0
                    59,276    111,403                     (3,211)               (3,211)
084664  BD 2

                   983,900    983,918                         45                    45
084664  BG 5

                   732,948    732,980                         76                    76
111021  AD 3

                 3,915,593  3,704,503                     (5,663)               (5,663)
07383F  AQ 1
                   690,424    670,335                       (325)                 (325)
12189P  AJ 1

                   142,469    142,469                                                0
12189P  AF 9

                   143,386    136,230                    (14,636)              (14,636)
12322U  AA 7
                 1,033,021  1,033,021                                                0
144141  CK 2

                 2,884,140  2,996,932                      3,068                 3,068
14984W  AA 8
                   238,725    238,755                         50                    50
172967  AX 9     4,974,100  4,999,166                        834                   834
161443  AH 9
                   214,040    215,024                         59                    59
14040K  CH 9
                 4,020,234  4,241,500                      8,500                 8,500
22541L  AC 7

                 5,396,450  5,159,132                     (7,577)               (7,577)
12629R  AA 4
                    44,729     44,633                        (46)                  (46)
22540A  3E 6
                   172,771    161,773                     (3,619)               (3,619)
22540V  N4 0
                    36,800     36,800                                                0
22540A  LK 2
                   590,033    514,970                     (6,987)               (6,987)
12669F  GX 5     1,653,093  1,655,272                        171                   171
23243N  AF 5
                   119,073    119,074                          1                     1
126683  AC 5
                    51,235     51,235                          1                     1
12669R  AB 3
                   204,385    204,386                          1                     1
12669R  AC 1
                   204,377    204,381                          6                     6
23322B  CM 8
                   488,956    441,480                     (1,690)               (1,690)
264399  DL 7

                 1,187,038  1,250,000                                                0


                                                                                           22
                                17                                  20                    NAIC
                    16        FOREIGN      18           19         BOND                  DESIG-
                   BOOK/     EXCHANGE   REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED      GAIN       GAIN         GAIN        STOCK                   OR
      1          CARRYING     (LOSS)     (LOSS)       (LOSS)     DIVIDENDS     21        MARKET
    CUSIP        VALUE AT       ON         ON           ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL   DISPOSAL     DISPOSAL   DURING YEAR   DATE        (A)
--------------------------------------  ----------------------  --------------------------------
31411V  MZ 9

                     558,805                                  0     7,678   05/01/2037      1
31411W  NR 4

                     217,236                                  0     2,543   04/01/2037      1
31412A  D6 8

                     258,485                                  0     3,348   05/01/2037      1
31359S  J3 5
                      65,120                                  0       955   05/01/2031      1
31359S  JT 8
                      17,638                                  0       275   03/01/2031      1
31392C  KP 8
                     139,538                                  0       367   04/25/2032      1
31392F  P9 2
                     150,080                                  0       334   12/25/2032      1
31394A  E2 8
                     173,434                                  0     2,617   05/01/2033      1
31364H  AJ 6
                         815                                  0        10   09/01/2010      1
31364H  AM 9
                         312                                  0         5   05/01/2009      1
83162C  QD 8
                     166,107                                  0     4,691   03/01/2026    1FE
83162C  QN 6      12,006,288               558,641      558,641   365,404   09/01/2026    1FE
83162C  QP 1

                   6,258,018               267,921      267,921   141,890   10/01/2026    1FE
795485  AA 9
                         972                                  0        13   12/01/2011    1FE
31374T  C3 1
                      18,940                                  0       254   09/01/2013      1
3199999.          38,927,640       0       826,562      826,562   777,012        XXX      XXX




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                      32,868                                  0       253   05/25/2034    1FE
004406  AA 2
                     175,010                                  0       219   02/25/2031    1FE
03062X  AC 0
                     586,642                                  0     6,842   10/06/2011    2FE
024937  AA 2


                  24,992,436           (16,109,156) (16,109,156)  955,723   08/01/2012    3FE
001957  AV 1         450,000                                  0    13,500   03/15/2009    1FE
05947U  C8 9
                           0                                  0             11/01/2042    1FE
05947U  D2 1
                     156,108                                  0     1,752   11/01/2042    1FE
87203R  AA 0
                      56,839                                  0     1,892   09/15/2013    2FE
084664  BD 2

                     983,963                 3,243        3,243    14,852   05/15/2013    1FE
084664  BG 5

                     733,055                18,453       18,453    21,948   08/15/2013    1FE
111021  AD 3

                   3,698,840                85,074       85,074    56,808   12/15/2010    2FE
07383F  AQ 1
                     670,010                                  0     5,093   02/01/2031    1FE
12189P  AJ 1

                     142,469                                  0     4,792   07/15/2022    1FE
12189P  AF 9

                     121,594                                  0     4,602   01/02/2021    1FE
12322U  AA 7
                   1,033,021                                  0    14,563   10/28/2015    1FE
144141  CK 2

                   3,000,000                                  0    89,250   03/01/2009    1FE
14984W  AA 8
                     238,805                                  0     3,259   07/01/2039    1FE
172967  AX 9       5,000,000                                  0   155,000   03/15/2009    1FE
161443  AH 9
                     215,082                                  0     1,361   06/15/2012    1FE
14040K  CH 9
                   4,250,000                                  0     6,569   11/15/2011    1FE
22541L  AC 7

                   5,151,555               (47,355)     (47,355)  200,417   01/15/2012    1FE
12629R  AA 4
                      44,587                                  0       571   06/09/2016    1FE
22540A  3E 6
                     158,154                                  0     2,283   06/01/2034    1FE
22540V  N4 0
                      36,800                                  0       147   10/25/2032    1FE
22540A  LK 2
                     507,982                                  0     8,399   09/11/2041    1FE
12669F  GX 5       1,655,442               (46,908)     (46,908)   15,671   01/01/2019    1FE
23243N  AF 5
                     119,075                                  0     1,560   07/01/2034    2FE
126683  AC 5
                      51,236                                  0       707   06/01/2035    5FE
12669R  AB 3
                     204,387                                  0     2,618   11/01/2036    4FE
12669R  AC 1
                     204,387                                  0     2,712   11/01/2036    4FE
23322B  CM 8
                     439,789                                  0     5,647   06/01/2031    1FE
264399  DL 7

                   1,250,000                                  0    33,594   01/01/2009    1FE


                                     QE05.5

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
294751 BP 6    EQABS_02-5          03/01/2009 SCHEDULED REDEMPTION                 132,933    132,933
31865Q AH 4    FARGT_03-2          03/15/2009 SCHEDULED REDEMPTION                 115,869    115,869
31331F AU 5    FEDERAL
               EXPRESS
               CORP 1997
               PASS THR            01/15/2009 SCHEDULED REDEMPTION                 112,245    112,245
35729P AK 6    FHLT_02-2           03/25/2009 SCHEDULED REDEMPTION                 565,719    565,719
35729P AT 7    FHLT_03-1           02/25/2009 SCHEDULED REDEMPTION                  51,630     51,630
350259 AA 5    FOSTERS
               FINANCE
               CORPORATION    F    03/13/2009 STIFEL, NICOLAUS & CO              5,549,610  5,500,000
337378 AB 9    FUNBC_99-C4         03/01/2009 SCHEDULED REDEMPTION                 272,043    272,043
337366 AB 4    FUNCM_99-C2         01/01/2009 SCHEDULED REDEMPTION                 323,584    323,584
337366 AE 8    FUNCM_99-C2         03/01/2009 SCHEDULED REDEMPTION               3,000,000  3,000,000
36158Y AB 5    GECMC_00-1          03/01/2009 SCHEDULED REDEMPTION                  76,348     76,348
361849 QE 5    GMACC_01-C1         03/01/2009 SCHEDULED REDEMPTION                   9,012      9,012
361849 CP 5    GMACC_97-C2         03/01/2009 SCHEDULED REDEMPTION                  31,406     31,406
38141M MP 3    GOLDMAN
               SACHS GROUP
               INC. (THE)          02/25/2009 MATURED                            3,000,000  3,000,000
393505 KD 3    GT_95-9             03/15/2009 SCHEDULED REDEMPTION                  74,939     74,939
449182 BL 7    HART_05-A           03/15/2009 SCHEDULED REDEMPTION                 130,797    130,797
449182 BN 3    HART_05-A           03/15/2009 SCHEDULED REDEMPTION               1,066,698  1,066,698
22541N HH 5    HEAT_02-3           03/25/2009 SCHEDULED REDEMPTION                 252,603    252,603
441812 GE 8    HOUSEHOLD
               FINANCE
               CORPORATION         02/01/2009 MATURED                            2,000,000  2,000,000
403914 AB 0    HSBC USA
               INC                 03/01/2009 MATURED                              300,000    300,000
449670 BB 3    IMCHE_96-2          03/01/2009 SCHEDULED REDEMPTION                  14,757     14,757
464187 AF 0    IRWHE_02-A          03/01/2009 SCHEDULED REDEMPTION                 104,556    104,556
244217 BG 9    JOHN DEERE
               CAPITAL
               CORP                03/04/2009 Various                              161,101    150,000
24422E QQ 5    JOHN DEERE
               CAPITAL
               CORPORATION         02/09/2009 BARCLAYS CAPITAL INC              14,952,940 15,000,000
617059 EU 0    JPMC_98-C6          03/01/2009 SCHEDULED REDEMPTION               2,400,848  2,400,848
46625M 2L 2    JPMCC_04-
               CB8                 03/01/2009 SCHEDULED REDEMPTION                  27,059     27,059
46625Y TY 9    JPMCC_05-
               LDP4                03/01/2009 SCHEDULED REDEMPTION                  65,329     65,329
49725V AA 0    KIOWA POWER
               PARTNERS
               LLC SER A           03/30/2009 SCHEDULED REDEMPTION                 194,242    194,242
493268 BB 1    KSLT_01-A           03/27/2009 SCHEDULED REDEMPTION                  73,236     73,236
493268 BG 0    KSLT_02-A           02/27/2009 SCHEDULED REDEMPTION                 109,621    109,621
501773 CS 2    LBCMT_99-C1         03/01/2009 SCHEDULED REDEMPTION               2,862,645  2,862,645
86359D UE 5    LBSBC_05-2A         01/01/2009 SCHEDULED REDEMPTION                  15,959     15,959
52520V AB 9    LBSBC_06-2A         03/01/2009 SCHEDULED REDEMPTION                 927,303    927,303
52108H LG 7    LBUBS_02-C4         03/11/2009 SCHEDULED REDEMPTION                  84,442     84,442
52521R CN 9    LMT_07-5            03/01/2009 SCHEDULED REDEMPTION                 458,455    458,455
52524P AN 2    LXS_07-6            03/01/2009 SCHEDULED REDEMPTION                 563,122    563,122
55262T EC 3    MBNAM_99-B          03/15/2009 SCHEDULED REDEMPTION               7,250,000  7,250,000
590188 JP 4    MERRILL
               LYNCH & CO.
               INC                 02/17/2009 MATURED                            3,000,000  3,000,000
57117P AH 7    MLR_06-1A           02/15/2009 SCHEDULED REDEMPTION                  57,941     57,941
61746R AG 6    MSAC_02-NC6         03/25/2009 SCHEDULED REDEMPTION                 383,439    383,439
617451 CM 9    MSC_06-T21          03/01/2009 SCHEDULED REDEMPTION                  72,749     72,749
61745M NR 0    MSC_99-LIFE         03/01/2009 SCHEDULED REDEMPTION               1,274,506  1,274,506
61746W GB 0    MSDWC_01-
               TOP1                03/01/2009 SCHEDULED REDEMPTION                  30,529     30,529
61746W HF 0    MSDWC_01-
               TOP3                03/01/2009 SCHEDULED REDEMPTION                  34,464     34,464
61746W WT 3    MSDWC_02-
               IQ3                 03/01/2009 Various                               80,927     80,927
655042 AC 3    NOBLE
               DRILLING
               CORP                03/15/2009 MATURED                              250,000    250,000
674135 DM 7    OAK_98-B            03/01/2009 SCHEDULED REDEMPTION                  36,542     36,542
67773# AD 2    OHIO VALLEY
               ELECTRIC
               CORP                02/15/2009 SCHEDULED REDEMPTION                 313,006    313,006
74438W AB 2    PMCF_01-
               ROCK                03/01/2009 SCHEDULED REDEMPTION                  86,887     86,887
69348H BK 3    PNCMA_00-C1         03/01/2009 SCHEDULED REDEMPTION                 467,909    467,909

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
294751 BP 6        132,933    132,933                                               0
31865Q AH 4        115,869    115,869                                               0
31331F AU 5


                   119,594    116,411                    (4,166)               (4,166)
35729P AK 6        563,244    560,060                     5,659                 5,659
35729P AT 7         51,589     51,630                                               0
350259 AA 5

                 5,770,134  5,589,894                    (7,400)               (7,400)
337378 AB 9        305,846    275,730                    (3,687)               (3,687)
337366 AB 4        329,126    323,705                      (122)                 (122)
337366 AE 8      3,044,994  3,002,538                    (2,538)               (2,538)
36158Y AB 5         78,629     76,889                      (542)                 (542)
361849 QE 5          9,944      9,349                      (337)                 (337)
361849 CP 5         32,024     31,406                                               0
38141M MP 3

                 2,951,160  2,998,827                     1,173                 1,173
393505 KD 3         77,398     75,054                      (115)                 (115)
449182 BL 7        130,773    130,795                         3                     3
449182 BN 3      1,066,538  1,066,686                        12                    12
22541N HH 5        252,603    252,603                                               0
441812 GE 8

                 1,921,100  1,998,921                     1,079                 1,079
403914 AB 0
                   315,715    300,516                      (516)                 (516)
449670 BB 3         15,308     15,089                      (332)                 (332)
464187 AF 0        104,527    104,556                                               0
244217 BG 9

                   171,174    158,725                      (397)                 (397)
24422E QQ 5

                14,890,000 14,904,828                     2,253                 2,253
617059 EU 0      2,624,160  2,423,581                   (22,733)              (22,733)
46625M 2L 2
                    25,196     25,610                     1,450                 1,450
46625Y TY 9
                    65,654     65,433                      (103)                 (103)
49725V AA 0

                   194,242    194,242                                               0
493268 BB 1         72,261     73,105                       131                   131
493268 BG 0        109,621    109,621                                               0
501773 CS 2      2,949,083  2,864,949                    (2,304)               (2,304)
86359D UE 5         15,957     15,957                         2                     2
52520V AB 9        927,259    927,264                        39                    39
52108H LG 7         84,862     84,568                      (125)                 (125)
52521R CN 9        463,140    289,465                    168,990               168,990
52524P AN 2        570,337    568,467                    (5,345)               (5,345)
55262T EC 3      6,788,379  7,223,381                    26,619                 26,619
590188 JP 4

                 2,951,700  2,999,018                       982                   982
57117P AH 7         57,938     57,939                         1                     1
61746R AG 6        378,627    382,550                       889                   889
617451 CM 9         72,928     72,815                       (67)                  (67)
61745M NR 0      1,461,842  1,287,086                   (12,580)              (12,580)
61746W GB 0
                    30,927     30,927                      (398)                 (398)
61746W HF 0
                    37,024     35,208                      (745)                 (745)
61746W WT 3
                    81,356    107,601                      (210)                 (210)
655042 AC 3

                   279,309    251,142                    (1,142)               (1,142)
674135 DM 7         36,526     36,542                                               0
67773# AD 2

                   313,006    313,006                                               0
74438W AB 2
                    88,666     87,490                      (602)                 (602)
69348H BK 3        534,933    477,574                    (9,665)               (9,665)


                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
294751 BP 6          132,933                         0        1,736 11/01/2032       1FE
31865Q AH 4          115,869                         0          845 09/15/2010       2FE
31331F AU 5

                     112,245                         0        4,209 01/15/2018         1
35729P AK 6          565,719                         0        2,626 10/25/2033       1FE
35729P AT 7           51,630                         0          327 02/25/2033       2FE
350259 AA 5

                   5,582,494          (32,884) (32,884)      97,682 06/15/2011       2FE
337378 AB 9          272,043                         0        4,974 12/01/2031       1FE
337366 AB 4          323,584                         0        1,792 06/01/2031       1FE
337366 AE 8        3,000,000                         0       39,162 06/01/2031       1FE
36158Y AB 5           76,348                         0          954 01/01/2033       1FE
361849 QE 5            9,012                         0          138 04/01/2034       1FE
361849 CP 5           31,406                         0          533 04/01/2029       1FE
38141M MP 3

                   3,000,000                         0       97,500 02/25/2009       1FE
393505 KD 3           74,939                         0        1,197 01/15/2026       1FE
449182 BL 7          130,797                         0        1,223 02/15/2012       1FE
449182 BN 3        1,066,698                         0       10,566 02/15/2012       1FE
22541N HH 5          252,603                         0        1,047 02/25/2033       3FE
441812 GE 8

                   2,000,000                         0       58,750 02/01/2009       1FE
403914 AB 0
                     300,000                         0        9,938 03/01/2009       1FE
449670 BB 3           14,757                         0          260 07/01/2026       1FE
464187 AF 0          104,556                         0        1,699 05/01/2032       1FE
244217 BG 9

                     158,328            2,772    2,772        4,753 03/15/2012       1FE
24422E QQ 5

                  14,907,081           45,859   45,859      240,171 04/03/2013       1FE
617059 EU 0        2,400,848                         0       41,889 01/01/2030       1FE
46625M 2L 2
                      27,059                         0          253 01/01/2039       1FE
46625Y TY 9
                      65,329                         0          712 10/01/2042       1FE
49725V AA 0

                     194,242                         0        2,336 12/30/2013       2FE
493268 BB 1           73,236                         0          361 06/29/2037       1FE
493268 BG 0          109,621                         0          803 11/30/2032       1FE
501773 CS 2        2,862,645                         0       44,797 06/01/2031       1FE
86359D UE 5           15,959                         0          147 09/01/2030       1FE
52520V AB 9          927,303                         0       10,939 09/01/2036       1FE
52108H LG 7           84,442                         0          775 09/11/2026       1FE
52521R CN 9          458,455                         0        7,171 06/01/2037       2FE
52524P AN 2          563,122                         0        8,307 05/01/2037       1FE
55262T EC 3        7,250,000                         0      112,375 08/15/2011       1FE
590188 JP 4

                   3,000,000                         0       90,000 02/17/2009       1FE
57117P AH 7           57,941                         0          648 09/16/2013       1FE
61746R AG 6          383,439                         0        1,582 11/25/2032       1FE
617451 CM 9           72,749                         0          807 10/01/2052       1FE
61745M NR 0        1,274,506                         0       19,222 04/01/2033       1FE
61746W GB 0
                      30,529                         0          458 02/01/2033       1FE
61746W HF 0
                      34,464                         0          495 07/01/2033       1FE
61746W WT 3
                      80,927                         0          902 09/01/2037       1FE
655042 AC 3

                     250,000                         0        8,688 03/15/2009       1FE
674135 DM 7           36,542                         0          511 03/01/2017       1FE
67773# AD 2

                     313,006                         0        9,077 02/15/2026        2
74438W AB 2
                      86,887                         0        1,296 05/01/2034       1FE
69348H BK 3          467,909                         0        8,406 02/01/2010       1FE


                                     QE05.6

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
73664# AA 8    PORTLAND
               NATURAL GAS
               TRANSMISSION        03/30/2009 SCHEDULED REDEMPTION                  70,364        70,364
74160M DK 5    PRIME_04-CL1        03/01/2009 SCHEDULED REDEMPTION                  53,175        53,175
75970J AX 4    RAMC_07-1           03/01/2009 SCHEDULED REDEMPTION                 771,290       771,290
760985 FA 4    RAMP_01-RS3         03/01/2009 SCHEDULED REDEMPTION                 107,668       107,668
760985 GQ 8    RAMP_02-RS1         03/01/2009 SCHEDULED REDEMPTION                  18,218        18,218
86359A PY 3    SASC_03-BC2         03/25/2009 SCHEDULED REDEMPTION                 160,767       160,767
805564 GS 4    SAST_00-3           03/01/2009 Various                               50,904        50,904
83162C NX 7    SBAP_04-20H         02/01/2009 SCHEDULED REDEMPTION                 323,536       323,536
83162C PR 8    SBAP_05-20G         01/01/2009 SCHEDULED REDEMPTION                 400,435       400,435
83162C PS 6    SBAP_05-20H         02/01/2009 SCHEDULED REDEMPTION                 134,871       134,871
83162C QX 4    SBAP_07-20C         03/01/2009 SCHEDULED REDEMPTION                 560,406       560,406
83162C QY 2    SBAP_07-20D         03/26/2009 Various                            8,450,591     8,107,272
79548C BH 8    SBM7_01-C1          03/01/2009 SCHEDULED REDEMPTION                  99,160        99,160
79549A JJ 9    SBM7_01-C2          03/01/2009 SCHEDULED REDEMPTION                  69,636        69,636
82567D AE 4    SHURGARD
               STORAGE
               CENTER INC          02/12/2009 TENDER TRANSACTION                 2,000,000     2,000,000
84860R AA 1    SPMF_06-1A          03/01/2009 SCHEDULED REDEMPTION                  51,289        51,289
85458# AA 2    STANLEY
               ACCOUNT
               VALUE PLAN
               TRUST               03/30/2009 SCHEDULED REDEMPTION                  14,616        14,616
866348 AA 3    SUMM_02-1           03/12/2009 SCHEDULED REDEMPTION                 227,841       227,841
878742 AE 5    TECK
               COMINCO
               LIMITED        A    03/26/2009 Various                            1,918,500     3,900,000
89352L AE 0    TRANSCANADA
               PIPELINES
               LTD            A    01/21/2009 MATURED                            2,750,000     2,750,000
90783X AA 9    UNION
               PACIFIC
               2007-3 PASS
               THROUGH             01/02/2009 SCHEDULED REDEMPTION                 500,366       500,366
92344G AT 3    VERIZON
               GLOBAL
               FUNDING
               CORPORATION         01/20/2009 STIFEL, NICOLAUS & CO                751,982       700,000
924172 D@ 5    VERMONT
               TRANSCO LLC
               SERIES L
               FMB                 01/01/2009 SCHEDULED REDEMPTION                  11,991        11,991
863572 L9 2    WAMU_00-1           03/25/2009 SCHEDULED REDEMPTION                  29,604        29,604
929766 BJ 1    WBCMT_02-C2         03/01/2009 SCHEDULED REDEMPTION                  93,420        93,420
929766 B8 5    WBCMT_05-C17        03/01/2009 SCHEDULED REDEMPTION                 130,309       130,309
92976B FP 2    WBCMT_06-C24        03/01/2009 SCHEDULED REDEMPTION                  41,256        41,256
94985F AA 6    WFALT_07-PA2        03/01/2009 SCHEDULED REDEMPTION                 320,529       320,529
949837 AA 6    WFMBS_07-10         03/01/2009 SCHEDULED REDEMPTION                 687,436       687,436
98472# AF 6    YANCEY BROS
               CO SENIOR                      HIMCO OPERATIONAL
               SECURED             02/17/2009 TRANSACTION                       11,625,000    12,500,000
3899999        Total - Bonds - Industrial & Miscellaneous                      126,108,595   144,446,239
BONDS - CREDIT TENANT LOANS
93114CAA  9    LEHMAN C.P.
               INC.
               WAL-MART
               LEASE-BK            03/10/2009 SCHEDULED REDEMPTION                 176,109       176,109
4199999        Total - Bonds - Credit Tenant Loans                                 176,109       176,109
BONDS - HYBRUD SECURITIES
125577AX  4    CIT GROUP INC       01/07/2009 Various                              508,650     1,447,000
4899999        Total - Bonds - Hybrid Securities                                   508,650     1,447,000
8399997        Total - Bonds - Part 4                                        5,321,093,242 5,091,925,917
8399999        Total - Bonds                                                 5,321,093,242 5,091,925,917
9999999        Total - Bonds, Preferred and Common Stocks                    5,321,093,242           XXX

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ------------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S       14         TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN    TOTAL      FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY   CHANGE IN    EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED  (11+12-13)  B./A.C.V.
--------------------------------------------------------------------------------------------------------
73664# AA 8
                      70,364        70,364                                                0
74160M DK 5           54,573        54,450                    (1,275)                (1,275)
75970J AX 4          771,282       771,287                         2                      2
760985 FA 4          112,900       110,899                    (3,231)                (3,231)
760985 GQ 8           17,766        17,889                       328                     328
86359A PY 3          156,899       160,606                       161                     161
805564 GS 4           54,749        80,092                     (593)                   (593)
83162C NX 7          323,941       323,959                     (423)                   (423)
83162C PR 8          378,744       378,414                    22,021                 22,021
83162C PS 6          130,340       130,270                     4,601                  4,601
83162C QX 4          560,406       560,406                                                0
83162C QY 2        8,107,272     8,107,272                                                0
79548C BH 8          102,780       100,412                    (1,253)                (1,253)
79549A JJ 9           76,283        71,668                    (2,032)                (2,032)
82567D AE 4

                   2,104,247     2,104,119                    (5,215)                (5,215)
84860R AA 1           51,273        51,275                        14                     14
85458# AA 2


                      14,616        14,616                                                0
866348 AA 3          227,841       227,841                                                0
878742 AE 5

                   1,548,008     1,549,976                     1,541                  1,541
89352L AE 0

                   2,726,983     2,749,689                       311                    311
90783X AA 9


                     500,366       500,366                                                0
92344G AT 3


                     791,784       741,664                      (624)                  (624)
924172 D@ 5


                      11,991        11,991                                                0
863572 L9 2           29,604        29,604                                                0
929766 BJ 1           93,417        93,419                         1                      1
929766 B8 5          130,956       130,449                      (140)                  (140)
92976B FP 2           41,462        41,493                      (238)                  (238)
94985F AA 6          313,731       314,186                      6,343                 6,343
949837 AA 6          674,009       675,634                     11,802                11,802
98472# AF 6

                  12,500,000    12,500,000                                                0
3899999          142,873,107   142,407,647          0         140,923          0    140,923           0
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     200,389       191,371                   (15,262)               (15,262)
4199999              200,389       191,371          0        (15,262)          0    (15,262)          0
BONDS - HYBRUD SECURITIES
125577AX  4          403,260       403,511          4             (4)                    (0)
4899999              403,260       403,511          4             (4)          0         (0)          0
8399997        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
8399999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
9999999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311



                                                                                             22
                                 17                                   20                    NAIC
                    16         FOREIGN       18           19         BOND                  DESIG-
                   BOOK/      EXCHANGE    REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED       GAIN        GAIN         GAIN        STOCK                   OR
      1          CARRYING      (LOSS)      (LOSS)       (LOSS)     DIVIDENDS      21       MARKET
    CUSIP        VALUE AT        ON          ON           ON       RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE  DISPOSAL    DISPOSAL     DISPOSAL   DURING YEAR    DATE       (A)
--------------------------------------------------------------------------------------------------
73664# AA 8

                      70,364                                   0        1,038  12/31/2018        2
74160M DK 5           53,175                                   0          756  02/01/2034      1FE
75970J AX 4          771,290                                   0       10,327  04/01/2037      1FE
760985 FA 4          107,668                                   0        1,443  10/01/2031      2FE
760985 GQ 8           18,218                                   0          240  01/01/2032      1FE
86359A PY 3          160,767                                   0          517  02/25/2033      1FE
805564 GS 4           50,904                                   0        1,108  12/01/2030      1FE
83162C NX 7          323,536                                   0        8,563  08/01/2024      1FE
83162C PR 8          400,435                                   0        9,603  07/01/2025      1FE
83162C PS 6          134,871                                   0        3,498  08/01/2025      1FE
83162C QX 4          560,406                                   0       14,760  03/01/2027      1FE
83162C QY 2        8,107,272                343,319      343,319      209,545  04/01/2027      1FE
79548C BH 8           99,160                                   0        1,440  12/01/2035      1FE
79549A JJ 9           69,636                                   0          945  10/01/2011      1FE
82567D AE 4

                   2,098,904                (98,904)     (98,904)      73,194  02/22/2011      1FE
84860R AA 1           51,289                                   0          657  03/01/2024      2FE
85458# AA 2


                      14,616                                   0          197  12/31/2009        1
866348 AA 3          227,841                                   0          613  08/12/2047      1FE
878742 AE 5

                   1,551,517                366,983      366,983      119,182  10/01/2035      3FE
89352L AE 0

                   2,750,000                                   0       59,492  01/21/2009      1FE
90783X AA 9


                     500,366                                   0       15,451  01/02/2031      1FE
92344G AT 3


                     741,039                 10,943       10,943       20,363  09/01/2012      1FE
924172 D@ 5


                      11,991                                   0          219  04/01/2018        1
863572 L9 2           29,604                                   0          118  01/25/2040      1FE
929766 BJ 1           93,420                                   0          856  11/01/2034      1FE
929766 B8 5          130,309                                   0        1,402  03/01/2042      1FE
92976B FP 2           41,256                                   0          513  03/01/2045      1FE
94985F AA 6          320,529                                   0        4,383  06/01/2037      3FE
949837 AA 6          687,436                                   0        9,843  07/01/2037      1FE
98472# AF 6

                  12,500,000               (875,000)    (875,000)     322,628  09/30/2015        3
3899999          142,442,157          0 (16,333,562) (16,333,562)   3,480,539     XXX          XXX
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     176,109                                   0        3,408  01/10/2017        1
4199999              176,109          0           0            0        3,408     XXX          XXX
BONDS - HYBRUD SECURITIES
125577AX  4          403,511                105,139      105,139       28,294  03/15/2067      3FE
4899999              403,511          0     105,139      105,139       28,294     XXX          XXX
8399997        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
8399999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
9999999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.

                            SCH. DB-PART A-SECTION 1

                                      NONE

                            SCH. DB-PART B-SECTION 1

                                      NONE

                            SCH. DB-PART C-SECTION 1

                                      NONE

                            SCH. DB-PART D-SECTION 1

                                      NONE


                                   QE06, QE07

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                                                           4          5
                                                       AMOUNT OF  AMOUNT OF
                                                        INTEREST  INTEREST     BOOK BALANCE AT END OF EACH MONTH
                                                 3     RECEIVED    ACCRUED           DURING CURRENT QUARTER
                                                RATE    DURING   AT CURRENT --------------------------------------
           1                              2      OF     CURRENT   STATEMENT      6            7             8       9
       DEPOSITORY                        CODE INTEREST  QUARTER     DATE     FIRST MONTH SECOND MONTH  THIRD MONTH  *
---------------------------------------- ---- -------- --------- ---------- ------------ ------------ ------------ ---
OPEN DEPOSITORIES
Bank of America N.A.   Springfield, MA                                          100,000      160,000       100,000 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                        3,283,632    2,083,962     1,088,945 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                           25,000       73,668       158,101 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                          230,643      273,026       314,919 XXX
(Hartford)
Bank One, NA           Chicago, IL                                              185,773      179,701       211,413 XXX
JPMorgan Chase Bank -  London, England                                          347,761      339,813       342,703 XXX
GB
JPMorgan Chase Bank -  London, England                                      148,141,697   57,982,225    56,570,962 XXX
GB
JPMorgan Chase Bank,   New York City, NY                                      4,954,851          888    (1,070,830)XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                         67,500      234,817       208,140 XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                            999   18,625,999           525 XXX
National Association.
State Street Bank and  Boston, MA                                                10,366      251,019         8,434 XXX
Trust Company
U.S. Bank N.A.         Milwaukee, WI                                             94,240      178,362       136,595 XXX
(Cincinnati)
Wachovia Bank N.A.     Avondale, PA                                             178,409      140,049       138,249 XXX
((NJ/PA/NY)
Wells Fargo Bank, N.A  San Francisco, CA                                        319,964      277,919       163,136 XXX
Wells Fargo Bank, N.A  San Francisco, CA                                     10,829,676   10,736,370    10,339,304 XXX
0199998. Deposits in.59 depositories
that do not exceed the allowable limit
in any one depository (see Instructions)
- Open Depositories                      XXX    XXX        94                   502,773      338,569       440,594 XXX
                                         ---    ---       ---               -----------   ----------    ---------- ---
0199999. Total Open Depositories         XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0399999. Total Cash on Deposit           XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0599999. Total Cash                      XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ===    ===       ===       ===     ===========   ==========    ========== ===


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

                                                                                          7
                                                                                       AMOUNT
                                                                                         OF       8
                                                    4                       6         INTEREST  AMOUNT
                                           3      RATE         5        BOOK/ADJUSTED    DUE   RECEIVED
                   1             2        DATE     OF       MATURITY      CARRYING       &     DURING
              DESCRIPTION       CODE   ACQUIRED INTEREST      DATE         VALUE       ACCRUED   YEAR
------------------------------- ---- ---------- -------- ------------ --------------- -------- --------
INDUSTRIAL AND MISCELLANEOUS (UNAFFILIATED) - ISSUER OBLIGATIONS
DEUT GSI                             03/31/2009  0.190     04/01/2009      1,775,000
3299999. Industrial and Miscellaneous (Unaffiliated) - Issuer Obligations  1,775,000      0        0
3899999. Total - Industrial and Miscellaneous (Unaffiliated)               1,775,000      0        0
TOTAL
7799999. Subtotals - Issuer
         Obligations                                                       1,775,000      0        0
8399999. Subtotals - Bonds                                                 1,775,000      0        0
8699999. Total - Cash Equivalents                                          1,775,000      0        0


                                      QE09